UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.11%

ADVERTISING — 0.43%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/02/15)[a]	$150	$99,375
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	200	207,756
Visant Corp.
10.00%, 10/01/17 (Call 03/02/15)[a]	250	212,500

		519,631
AEROSPACE & DEFENSE — 0.34%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	200	165,000
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	150	164,250
Sequa Corp.
7.00%, 12/15/17 (Call 03/02/15)[b]	100	88,500

		417,750
AIRLINES — 0.62%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	150	158,625
American Airlines Group Inc.
5.50%, 10/01/19[b]	275	282,563
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	150	158,531
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	150	157,875

		757,594
APPAREL — 0.10%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	150	123,750

		123,750
AUTO MANUFACTURERS — 1.81%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	1,250	1,318,750
General Motors Co.
3.50%, 10/02/18	450	463,500
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[b]	200	205,000
4.25%, 11/15/19[b]	200	203,750

		2,191,000
AUTO PARTS & EQUIPMENT — 0.66%
Allison Transmission Inc.
7.13%, 05/15/19 (Call 05/15/15)[b]	100	104,250
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[b]	67	71,020

Security	Principal (000s)	Value

Schaeffler Finance BV
7.75%, 02/15/17[b]	$400	$438,000
UCI International Inc.
8.63%, 02/15/19 (Call 03/02/15)	200	186,000

		799,270
BANKS — 3.19%
CIT Group Inc.
3.88%, 02/19/19	300	299,250
4.25%, 08/15/17	950	964,250
4.75%, 02/15/15[b]	350	350,122
5.00%, 05/15/17	450	464,344
5.25%, 03/15/18	500	519,750
5.50%, 02/15/19[b]	500	528,750
6.63%, 04/01/18[b]	300	324,000
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	150	156,588
Royal Bank of Scotland NV
4.65%, 06/04/18	100	105,585
Synovus Financial Corp.
5.13%, 06/15/17	150	152,438

		3,865,077
BEVERAGES — 0.94%
Constellation Brands Inc.
3.88%, 11/15/19	125	128,594
7.25%, 09/01/16	200	216,750
7.25%, 05/15/17	400	444,000
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	200	198,000
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/15/15)[b]	150	148,500

		1,135,844
BIOTECHNOLOGY — 0.09%
STHI Holding Corp.
8.00%, 03/15/18 (Call 03/02/15)[b]	100	104,501

		104,501
BUILDING MATERIALS — 2.31%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 03/02/15)	300	247,500
Calcipar SA
6.88%, 05/01/18 (Call 05/01/15)[a,b]	200	202,500
Euramax International Inc.
9.50%, 04/01/16 (Call 03/02/15)[a]	125	116,250
Hanson Ltd.
6.13%, 08/15/16	550	583,000
Headwaters Inc.
7.63%, 04/01/19 (Call 04/01/15)	150	156,000
Lafarge SA
6.20%, 07/09/15[b]	100	102,026
6.50%, 07/15/16	150	159,004
Masco Corp.
4.80%, 06/15/15	100	100,500
6.13%, 10/03/16	500	531,250
USG Corp.
6.30%, 11/15/16	100	104,500
8.38%, 10/15/18 (Call 03/02/15)[b]	100	104,000
9.75%, 01/15/18	200	227,500

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Vulcan Materials Co.
7.00%, 06/15/18	$150	$166,500

		2,800,530
CHEMICALS — 2.12%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	200	201,300
3.88%, 04/15/18 (Call 03/15/18)	400	406,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/02/15)	400	344,000
Ineos Finance PLC
8.38%, 02/15/19 (Call 03/02/15)[b]	400	423,000
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	200	190,500
6.13%, 08/15/18 (Call 05/15/15)[a,b]	200	191,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 03/01/19 (Call 03/02/15)	114	116,280
Perstorp Holding AB
8.75%, 05/15/17 (Call 05/15/15)[a,b]	400	392,000
PQ Corp.
8.75%, 11/01/18 (Call 03/02/15)[b]	200	204,500
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 03/02/15)[b]	100	98,750

		2,567,830
COAL — 0.70%
Peabody Energy Corp.
6.00%, 11/15/18	600	484,500
7.38%, 11/01/16	200	194,000
Walter Energy Inc.
9.50%, 10/15/19 (Call 10/15/16)[a,b]	275	174,625

		853,125
COMMERCIAL SERVICES — 3.15%
ACE Cash Express Inc.
11.00%, 02/01/19 (Call 03/02/15)[b]	125	78,750
ADT Corp. (The)
2.25%, 07/15/17	200	194,500
4.13%, 04/15/19[a]	175	175,656
Ahern Rentals Inc.
9.50%, 06/15/18 (Call 06/15/15)[a,b]	150	154,125
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[b,c]	65	65,163
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	275	262,625
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	175	166,688
DynCorp International Inc.
10.38%, 07/01/17 (Call 03/02/15)	150	132,750
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	400	370,000
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	550	570,625
7.50%, 10/15/18 (Call 03/02/15)	100	103,750
Interactive Data Corp.
5.88%, 04/15/19 (Call 04/15/15)[a,b]	125	125,000
Iron Mountain Inc.
7.75%, 10/01/19 (Call 10/01/15)	100	106,875
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[b]	475	482,125
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[b]	125	86,875

Security	Principal (000s)	Value

Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 05/01/15)[b]	$140	$148,750
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/15/15)[b]	200	195,000
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 05/15/15)[a,b]	150	138,000
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)	250	259,062

		3,816,319
COMPUTERS — 1.31%
Dell Inc.
2.30%, 09/10/15	650	650,000
3.10%, 04/01/16	100	100,875
5.65%, 04/15/18	150	159,750
5.88%, 06/15/19	200	214,000
SRA International Inc.
11.00%, 10/01/19 (Call 10/01/15)	100	106,500
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	350	351,750

		1,582,875
COSMETICS & PERSONAL CARE — 0.25%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 11/01/15)[b]	200	211,000
Avon Products Inc.
6.50%, 03/01/19	100	97,500

		308,500
DISTRIBUTION & WHOLESALE — 0.19%
VWR Funding Inc.
7.25%, 09/15/17 (Call 03/02/15)	225	235,442

		235,442
DIVERSIFIED FINANCIAL SERVICES — 15.18%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	150	148,875
3.75%, 05/15/19[b]	375	376,875
Aircastle Ltd.
4.63%, 12/15/18	100	102,120
6.25%, 12/01/19[a]	200	216,500
6.75%, 04/15/17	300	319,125
Ally Financial Inc.
2.75%, 01/30/17	350	348,250
3.13%, 01/15/16[a]	150	151,125
3.50%, 07/18/16	250	256,562
3.50%, 01/27/19	200	197,000
3.75%, 11/18/19	200	197,000
4.63%, 06/26/15[a]	800	808,000
4.75%, 09/10/18[a]	800	830,000
5.50%, 02/15/17	400	419,500
6.25%, 12/01/17	250	269,415
8.00%, 12/31/18[a]	100	113,000
8.30%, 02/12/15	450	450,558
Community Choice Financial Inc.
10.75%, 05/01/19 (Call 05/01/15)	110	64,900
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	225	241,313
General Motors Financial Co. Inc.
2.63%, 07/10/17	350	353,062
2.75%, 05/15/16	300	303,510

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

3.00%, 09/25/17	$250	$255,312
3.15%, 01/15/20 (Call 12/15/19)	325	327,655
3.25%, 05/15/18	400	408,000
3.50%, 07/10/19	300	307,875
4.75%, 08/15/17	350	368,375
6.75%, 06/01/18	200	225,640
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[b]	200	153,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	425	426,062
4.88%, 03/15/19 (Call 07/15/16)	400	406,000
International Lease Finance Corp.
3.88%, 04/15/18	200	202,500
4.88%, 04/01/15[a]	100	100,531
5.75%, 05/15/16	400	414,499
5.88%, 04/01/19	300	326,025
6.25%, 05/15/19	350	385,685
8.63%, 09/15/15	850	882,314
8.75%, 03/15/17	450	500,348
8.88%, 09/01/17	150	170,011
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	150	140,625
9.63%, 05/01/19 (Call 05/01/15)[a]	100	102,500
Navient Corp.
3.88%, 09/10/15	300	302,250
4.63%, 09/25/17	200	204,000
4.88%, 06/17/19	300	303,000
5.50%, 01/15/19	500	516,250
6.00%, 01/25/17	400	419,000
6.25%, 01/25/16	950	983,250
8.45%, 06/15/18	850	960,500
Series A
5.00%, 04/15/15[a]	150	151,125
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/15/16)[b]	125	95,625
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	200	207,250
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)	100	97,750
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 03/02/15)[a,b]	125	129,688
Springleaf Finance Corp.
5.25%, 12/15/19[a]	225	225,000
5.75%, 09/15/16	300	312,750
6.90%, 12/15/17	1,000	1,070,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[b]	200	153,000

		18,400,616
ELECTRIC — 3.16%
AES Corp./VA
8.00%, 10/15/17	250	278,954
9.75%, 04/15/16	45	48,825
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,900
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	775	796,312
EDP Finance BV
4.13%, 01/15/20[b]	250	257,040
4.90%, 10/01/19[b]	350	370,580
6.00%, 02/02/18[b]	350	379,575
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	200	204,062

Security	Principal (000s)	Value

GenOn Energy Inc.
7.88%, 06/15/17	$250	$244,375
9.50%, 10/15/18[a]	175	174,546
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	100	106,481
NRG Energy Inc.
7.63%, 01/15/18	400	437,000
PPL Energy Supply LLC
6.50%, 05/01/18[a]	100	106,186
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	425	410,444

		3,833,280
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Anixter Inc.
5.63%, 05/01/19	100	106,000
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 03/02/15)	100	99,007

		205,007
ELECTRONICS — 0.64%
Kemet Corp.
10.50%, 05/01/18 (Call 03/02/15)[a]	150	151,875
Rexel SA
6.13%, 12/15/19 (Call 12/15/15)[a,b]	200	210,000
Sanmina Corp.
4.38%, 06/01/19[b]	200	197,000
Viasystems Inc.
7.88%, 05/01/19 (Call 05/01/15)[b]	200	212,000

		770,875
ENERGY — ALTERNATE SOURCES — 0.16%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[b]	200	198,000

		198,000
ENGINEERING & CONSTRUCTION — 0.45%
Abengoa Finance SAU
8.88%, 11/01/17[b]	150	151,500
Aguila 3 SA
7.88%, 01/31/18 (Call 03/02/15)[a,b]	300	291,750
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[b]	100	97,500

		540,750
ENTERTAINMENT — 0.83%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 02/01/16)[b]	95	90,369
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	200	205,500
Graton Economic Development Authority
9.63%, 09/01/19 (Call 09/01/15)[a,b]	150	163,875
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[b]	150	151,125
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 03/02/15)[b]	117	119,047
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 03/02/15)[b]	100	104,750
Production Resource Group Inc.
8.88%, 05/01/19 (Call 03/02/15)	100	72,250

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Vail Resorts Inc.
6.50%, 05/01/19 (Call 03/02/15)	$100	$103,620

		1,010,536
ENVIRONMENTAL CONTROL — 0.18%
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	250	220,313

		220,313
FOOD — 0.95%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/02/15)[b]	150	145,500
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/02/15)	300	297,000
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 03/02/15)[a,b]	135	141,412
Dean Foods Co.
7.00%, 06/01/16	100	105,750
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[b]	200	205,000
7.75%, 07/01/17	150	167,602
SUPERVALU Inc.
8.00%, 05/01/16	89	95,453

		1,157,717
FOREST PRODUCTS & PAPER — 0.22%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[a,b]	150	148,125
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/02/15)	125	122,422

		270,547
GAS — 0.64%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	100	94,000
Sabine Pass LNG LP
7.50%, 11/30/16	650	684,123

		778,123
HEALTH CARE - PRODUCTS — 1.71%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	200	210,500
8.63%, 10/01/18 (Call 03/02/15)	100	103,750
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 03/02/15)[b]	200	211,250
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	150	150,375
Fresenius U.S.Finance II Inc.
9.00%, 07/15/15[b]	100	102,750
Hospira Inc.
6.05%, 03/30/17	100	108,488
Immucor Inc.
11.13%, 08/15/19 (Call 08/15/15)	100	107,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	750	825,000
12.50%, 11/01/19 (Call 11/01/15)	225	250,031

		2,069,894

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 4.71%
21st Century Oncology Inc.
8.88%, 01/15/17 (Call 03/02/15)	$100	$101,000
9.88%, 04/15/17 (Call 03/02/15)	125	120,000
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 03/02/15)	100	104,250
Centene Corp.
5.75%, 06/01/17	100	105,929
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	600	620,250
8.00%, 11/15/19 (Call 11/15/15)	750	801,562
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	350	381,500
Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[b]	100	111,250
6.88%, 07/15/17	150	164,813
HCA Inc.
3.75%, 03/15/19	450	455,062
4.25%, 10/15/19	200	205,750
6.50%, 02/15/16	500	525,625
8.00%, 10/01/18	150	174,375
Health Net Inc./CA
6.38%, 06/01/17	100	107,000
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 03/02/15)	300	313,500
Kindred Escrow Corp. II
8.00%, 01/15/20[b]	250	267,500
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 03/02/15)[b]	100	104,501
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	350	350,875
5.50%, 03/01/19[b]	250	253,750
6.25%, 11/01/18	400	436,000

		5,704,492
HOLDING COMPANIES — DIVERSIFIED — 0.35%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[b]	100	104,375
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	300	317,250

		421,625
HOME BUILDERS — 2.10%
Centex Corp.
6.50%, 05/01/16	150	157,500
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	150	151,875
3.75%, 03/01/19 (Call 12/01/18)	125	125,469
4.75%, 05/15/17	100	104,375
6.50%, 04/15/16[a]	200	209,500
KB Home
4.75%, 05/15/19 (Call 02/15/19)	150	142,500
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	200	201,000
4.50%, 11/15/19 (Call 08/15/19)	150	150,562
4.75%, 12/15/17 (Call 09/15/17)[a]	200	206,000
5.60%, 05/31/15	300	302,625
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	200	210,500
Standard Pacific Corp.
8.38%, 05/15/18	200	225,000

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	$100	$101,000
8.91%, 10/15/17	100	116,000
TRI Pointe Holdings Inc.
4.38%, 06/15/19[b]	150	142,500

		2,546,406
HOUSEHOLD PRODUCTS & WARES — 2.65%
American Achievement Corp.
10.88%, 04/15/16 (Call 03/02/15)[b]	125	118,750
Central Garden and Pet Co.
8.25%, 03/01/18 (Call 03/02/15)[a]	150	153,000
Jarden Corp.
7.50%, 05/01/17	150	165,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (Call 03/02/15)	500	517,500
7.88%, 08/15/19 (Call 08/15/15)	600	633,000
8.50%, 05/15/18 (Call 03/02/15)	300	306,000
9.00%, 04/15/19 (Call 03/02/15)	400	413,000
9.88%, 08/15/19 (Call 08/15/15)	850	904,187

		3,211,187
HOUSEWARES — 0.13%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/02/15)[b]	150	155,250

		155,250
INTERNET — 0.61%
Affinion Investments LLC
13.50%, 08/15/18 (Call 12/12/16)	100	69,500
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 03/02/15)	175	179,375
Pacnet Ltd.
9.00%, 12/12/18 (Call 12/12/16)[a,b]	200	220,000
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	250	265,645

		734,520
IRON & STEEL — 3.35%
AK Steel Corp.
8.75%, 12/01/18 (Call 12/01/15)	150	159,000
ArcelorMittal
4.25%, 08/05/15	700	707,000
4.25%, 03/01/16	200	204,250
5.00%, 02/25/17	450	466,875
6.13%, 06/01/18	550	584,375
10.35%, 06/01/19	450	538,312
Cliffs Natural Resources Inc.
5.70%, 01/15/18	150	122,250
Commercial Metals Co.
6.50%, 07/15/17	100	105,250
7.35%, 08/15/18	200	216,500
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[b]	150	147,000
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	100	86,250
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	200	202,892
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	150	159,375
United States Steel Corp.

Security	Principal (000s)	Value

6.05%, 06/01/17	$150	$156,000
7.00%, 02/01/18	200	208,000

		4,063,329
LEISURE TIME — 0.65%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 06/15/15)[b]	200	209,500
NCL Corp. Ltd.
5.25%, 11/15/19 (Call 11/15/16)[a,b]	200	202,000
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[a,b]	250	267,825
Sabre Holdings Corp.
8.35%, 03/15/16[a]	100	106,500

		785,825
LODGING — 2.18%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/02/15)	150	156,750
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (Call 03/02/15)[c]	650	487,568
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	250	261,875
Marina District Finance Co. Inc.
9.88%, 08/15/18 (Call 03/02/15)[a]	100	105,000
MGM Resorts International
6.63%, 07/15/15	250	254,375
7.50%, 06/01/16	250	263,750
7.63%, 01/15/17	250	266,875
8.63%, 02/01/19	250	281,875
10.00%, 11/01/16	200	221,500
11.38%, 03/01/18	150	178,875
MTR Gaming Group Inc.
11.50%, 08/01/19 (Call 08/01/15)	150	162,000

		2,640,443
MACHINERY — 1.67%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	250	245,469
Case New Holland Industrial Inc.
7.88%, 12/01/17	500	553,425
CNH Industrial Capital LLC
3.25%, 02/01/17	200	198,000
3.38%, 07/15/19[b]	200	191,500
3.63%, 04/15/18	200	197,000
3.88%, 11/01/15	300	300,750
6.25%, 11/01/16	150	157,312
Hyva Global BV
8.63%, 03/24/16 (Call 03/02/15)[b]	200	186,500

		2,029,956
MANUFACTURING — 1.48%
Bombardier Inc.
4.25%, 01/15/16[b]	300	301,920
4.75%, 04/15/19[b]	200	189,000
7.50%, 03/15/18[b]	250	254,375
Harsco Corp.
5.75%, 05/15/18	150	157,442
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)	150	155,250
Polymer Group Inc.
7.75%, 02/01/19 (Call 03/02/15)[a]	140	145,250

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

SPX Corp.
6.88%, 09/01/17	$150	$163,500
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	425	429,250

		1,795,987
MEDIA — 6.27%
American Media Inc.
11.50%, 12/15/17 (Call 03/02/15)[a]	100	98,750
Cablevision Systems Corp.
7.75%, 04/15/18	250	273,750
8.63%, 09/15/17	300	333,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 03/02/15)	750	779,070
7.25%, 10/30/17 (Call 03/02/15)[a]	305	317,772
CSC Holdings LLC
8.63%, 02/15/19	200	233,000
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)[a]	200	204,000
DISH DBS Corp.
4.25%, 04/01/18	500	510,000
4.63%, 07/15/17	300	310,500
7.13%, 02/01/16	700	735,000
7.75%, 05/31/15	150	153,195
7.88%, 09/01/19	500	568,750
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	250	259,375
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)	650	633,750
10.00%, 01/15/18 (Call 07/15/16)	275	237,188
Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[a,b]	1,100	1,100,000
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	200	203,500
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)[b]	350	364,875
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	275	283,937

		7,599,412
METAL FABRICATE & HARDWARE — 0.82%
Dynacast International LLC/Dynacast Finance Inc.
9.25%, 07/15/19 (Call 07/15/15)	100	107,250
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/02/15)[a,b]	300	247,500
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b]	600	639,000

		993,750
MINING — 2.48%
Alcoa Inc.
5.55%, 02/01/17	220	236,500
5.72%, 02/23/19	200	222,500
6.75%, 07/15/18	300	340,500
Aleris International Inc.
7.63%, 02/15/18 (Call 03/02/15)	150	146,625
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a,b]	200	186,000
First Quantum Minerals Ltd.
7.25%, 10/15/19 (Call 10/15/15)[a,b]	200	173,500
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	450	435,375

Security	Principal (000s)	Value

6.88%, 02/01/18 (Call 03/02/15)[a,b]	$133	$129,333
8.25%, 11/01/19 (Call 11/01/15)[a,b]	375	333,750
Global Brass and Copper Inc.
9.50%, 06/01/19 (Call 06/01/16)[a]	100	106,750
KGHM International Ltd.
7.75%, 06/15/19 (Call 06/15/15)[b]	150	154,875
Magnetation LLC/Mag Finance Corp.
11.00%, 05/15/18[b]	100	70,000
Novelis Inc.
8.38%, 12/15/17 (Call 03/02/15)	350	364,875
Thompson Creek Metals Co. Inc.
9.75%, 12/01/17 (Call 12/01/15)[a]	100	101,750

		3,002,333
OFFICE & BUSINESS EQUIPMENT — 0.12%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	139	146,159

		146,159
OIL & GAS — 4.74%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 03/02/15)	150	120,009
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)	150	138,306
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	400	346,000
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 03/02/15)[a]	200	200,244
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/02/15)	200	199,500
6.50%, 08/15/17	300	321,043
7.25%, 12/15/18	150	165,000
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 04/01/15)[a]	200	172,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)	250	253,294
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 03/02/15)	150	97,500
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 04/15/15)	175	152,614
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/02/15)[a]	250	159,813
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	250	254,375
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 03/02/15)	200	200,799
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	675	516,022
6.50%, 05/15/19 (Call 05/15/15)	400	311,000
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 03/02/15)	150	142,875
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	425	274,743
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	200	165,500
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 03/02/15)	100	84,000
SandRidge Energy Inc.
8.75%, 01/15/20 (Call 03/02/15)	175	126,000
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	200	145,324
SM Energy Co.
6.63%, 02/15/19 (Call 03/02/15)	100	100,000

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	$150	$153,774
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	150	138,000
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	275	177,375
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	450	432,000
6.50%, 10/01/18 (Call 03/02/15)	100	98,000
WPX Energy Inc.
5.25%, 01/15/17	100	100,875

		5,745,985
OIL & GAS SERVICES — 0.49%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 03/02/15)[a]	150	105,082
Exterran Holdings Inc.
7.25%, 12/01/18 (Call 03/02/15)	100	97,792
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 12/15/15)[b]	200	169,000
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	125	107,500
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 03/02/15)[b]	125	117,386

		596,760
PACKAGING & CONTAINERS — 0.78%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a,b]	200	196,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	325	320,125
6.00%, 06/15/17 (Call 06/15/16)[b]	325	319,920
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16	100	106,750

		943,295
PHARMACEUTICALS — 0.99%
Endo Finance LLC/Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[b]	150	157,125
Lantheus Medical Imaging Inc.
9.75%, 05/15/17 (Call 03/02/15)[a]	150	142,500
NBTY Inc.
9.00%, 10/01/18 (Call 03/02/15)	200	204,750
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	550	585,750
6.88%, 12/01/18 (Call 02/17/15)[b]	106	109,922

		1,200,047
PIPELINES — 2.19%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.75%, 04/01/19 (Call 04/01/15)	100	102,635
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18 (Call 03/02/15)	100	102,500
Kinder Morgan Inc./DE
7.00%, 06/15/17	250	275,625
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	500	487,500
9.63%, 06/01/19 (Call 06/01/15)[a,b]	150	147,375
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	175	136,946

Security	Principal (000s)	Value

NuStar Logistics LP
8.15%, 04/15/18	$100	$111,250
Regency Energy Partners LP/Regency Energy Finance Corp.
8.38%, 06/01/19 (Call 06/01/15)[b]	225	237,375
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	100	99,750
6.00%, 01/15/19[b]	250	250,625
6.85%, 07/15/18[b]	200	207,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	250	243,466
5.00%, 01/15/18 (Call 10/15/17)[b]	100	101,962
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	150	152,250

		2,656,259
REAL ESTATE — 0.43%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/15/15)[b]	117	125,190
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	125	125,625
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	200	199,500
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 12/01/15)[b]	75	76,313

		526,628
REAL ESTATE INVESTMENT TRUSTS — 0.34%
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	175	171,500
5.00%, 07/01/19 (Call 07/01/16)	250	245,000

		416,500
RETAIL — 3.25%
Academy Ltd./Academy Finance Corp.
9.25%, 08/01/19 (Call 03/02/15)[a,b]	100	105,500
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	150	156,000
Best Buy Co. Inc.
3.75%, 03/15/16	50	50,750
5.00%, 08/01/18	200	208,250
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	125	89,063
9.00%, 03/15/19 (Call 03/15/15)[b]	800	748,000
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a,b]	100	101,500
GRD Holdings III Corp.
10.75%, 06/01/19 (Call 06/01/15)[a,b]	150	163,875
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[b]	200	165,500
J.C. Penney Corp. Inc.
8.13%, 10/01/19	100	92,000
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 03/02/15)[b]	150	139,500
L Brands Inc.
6.90%, 07/15/17	200	220,750
8.50%, 06/15/19	200	239,000
Logan’s Roadhouse Inc.
10.75%, 10/15/17 (Call 03/02/15)[a]	110	83,050
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/02/15)[b]	170	177,012
QVC Inc.
3.13%, 04/01/19	125	126,399

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	$250	$265,625
Sears Holdings Corp.
6.63%, 10/15/18[a]	300	279,000
Tops Holding Corp./Tops Markets LLC
8.88%, 12/15/17 (Call 06/15/15)	150	153,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/02/15)[a]	150	123,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/02/15)[a]	250	247,812

		3,934,586
SEMICONDUCTORS — 0.83%
Advanced Micro Devices Inc.
6.75%, 03/01/19	200	191,000
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	200	202,000
3.75%, 06/01/18[b]	200	201,000
Sensata Technologies BV
6.50%, 05/15/19 (Call 05/15/15)[b]	200	208,250
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[b]	200	199,500

		1,001,750
SOFTWARE — 1.51%
Blackboard Inc.
7.75%, 11/15/19 (Call 11/15/15)[b]	150	147,375
Emdeon Inc.
11.00%, 12/31/19 (Call 12/31/15)	125	135,939
Epicor Software Corp.
8.63%, 05/01/19 (Call 05/01/15)	200	210,000
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[b]	550	578,187
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	350	375,813
11.50%, 07/15/18 (Call 07/15/15)	200	218,000
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 03/02/15)[b]	150	159,757

		1,825,071
STORAGE & WAREHOUSING — 0.45%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	400	392,000
10.75%, 10/15/19 (Call 10/15/16)[b]	200	151,500

		543,500
TELECOMMUNICATIONS — 8.48%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	400	407,500
Altice Financing SA
7.88%, 12/15/19 (Call 12/15/15)[b]	200	212,500
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	200	183,506
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[b]	350	339,938
CenturyLink Inc.
6.00%, 04/01/17	200	213,500
Series R
5.15%, 06/15/17	100	104,500
Cincinnati Bell Inc.
8.75%, 03/15/18 (Call 03/02/15)[a]	72	73,872

Security	Principal (000s)	Value

Embarq Corp.
7.08%, 06/01/16	$450	$480,366
Frontier Communications Corp.
7.13%, 03/15/19	150	164,250
8.13%, 10/01/18	150	168,375
8.25%, 04/15/17	250	277,500
Hughes Satellite Systems Corp.
6.50%, 06/15/19	300	321,006
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	400	416,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	200	203,500
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	450	477,562
9.38%, 04/01/19 (Call 04/01/15)	100	106,000
Nokia OYJ
5.38%, 05/15/19	300	328,500
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 03/02/15)	100	105,250
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	150	156,000
Sprint Communications Inc.
6.00%, 12/01/16	600	628,500
8.38%, 08/15/17	450	490,500
9.00%, 11/15/18[b]	1,200	1,392,000
9.13%, 03/01/17	350	385,000
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 03/02/15)	130	135,525
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	250	258,125
6.46%, 04/28/19 (Call 04/28/15)[a]	300	310,500
Telecom Italia Capital SA
5.25%, 10/01/15	150	153,720
7.00%, 06/04/18	350	391,125
7.18%, 06/18/19	350	401,531
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 03/02/15)[b]	300	306,375
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 03/02/15)[b]	150	149,250
Windstream Corp.
7.88%, 11/01/17	400	431,000
8.13%, 09/01/18 (Call 03/02/15)	100	104,125

		10,277,401
TRANSPORTATION — 0.56%
CMA CGM SA
8.50%, 04/15/17 (Call 03/02/15)[a,b]	150	153,000
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	275	272,937
Kenan Advantage Group Inc. (The)
8.38%, 12/15/18 (Call 03/02/15)[b]	100	103,500
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[b]	150	155,250

		684,687

TOTAL CORPORATE BONDS & NOTES
(Cost: $120,690,327)		117,717,839

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 13.51%

MONEY MARKET FUNDS — 13.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	12,932	$12,931,610
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	1,046	1,045,968
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,396	2,395,763

		16,373,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,373,341)		16,373,341

TOTAL INVESTMENTS IN SECURITIES — 110.62%
(Cost: $137,063,668)		134,091,180
Other Assets, Less Liabilities — (10.62)%		(12,876,792)

NET ASSETS — 100.00%		$121,214,388

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

9

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.87%

ADVERTISING — 0.08%
Omnicom Group Inc.
5.90%, 04/15/16	$25	$26,409

		26,409
AEROSPACE & DEFENSE — 0.80%
Boeing Co. (The)
6.00%, 03/15/19	25	29,274
General Dynamics Corp.
1.00%, 11/15/17	75	74,945
L-3 Communications Corp.
5.20%, 10/15/19	50	56,076
United Technologies Corp.
1.80%, 06/01/17	100	102,113

		262,408
AGRICULTURE — 0.83%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	51,225
4.13%, 09/11/15	50	51,051
9.25%, 08/06/19	25	32,573
Lorillard Tobacco Co.
8.13%, 06/23/19	25	30,734
Philip Morris International Inc.
1.88%, 01/15/19	50	50,550
5.65%, 05/16/18	50	56,830

		272,963
AUTO MANUFACTURERS — 1.39%
American Honda Finance Corp.
2.13%, 10/10/18	50	50,960
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,201
2.00%, 10/24/18	50	50,996
2.05%, 01/12/17	75	76,715
2.13%, 07/18/19	50	51,481
3.20%, 06/17/15	150	151,599

		456,952
BANKS — 34.95%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	25	26,203
4.00%, 04/27/16	75	77,742
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	100,299
Bank of America Corp.
1.50%, 10/09/15	150	150,628
2.00%, 01/11/18	50	50,391
2.60%, 01/15/19	100	102,132
2.65%, 04/01/19	100	102,224
3.70%, 09/01/15	125	127,155
4.50%, 04/01/15	50	50,317

Security	Principal (000s)	Value

5.25%, 12/01/15	$50	$51,627
5.75%, 12/01/17	100	110,735
7.63%, 06/01/19[a]	150	183,358
Series 1
3.75%, 07/12/16	100	103,574
Bank of Montreal
1.30%, 07/15/16	125	125,972
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	100	100,203
2.10%, 08/01/18 (Call 07/02/18)	50	51,126
2.20%, 05/15/19 (Call 04/15/19)	25	25,467
Bank of Nova Scotia (The)
0.75%, 10/09/15[a]	50	50,120
1.30%, 07/21/17	175	175,446
1.38%, 07/15/16	100	100,933
2.05%, 10/30/18	50	50,810
Barclays Bank PLC
5.00%, 09/22/16	100	106,563
6.75%, 05/22/19	150	179,783
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	100	100,803
2.05%, 06/19/18 (Call 05/15/18)	300	304,428
BNP Paribas SA
1.25%, 12/12/16	50	50,186
2.40%, 12/12/18	250	255,904
2.45%, 03/17/19[a]	50	51,358
3.60%, 02/23/16	75	77,197
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	50	50,240
Capital One Financial Corp.
2.15%, 03/23/15	100	100,213
2.45%, 04/24/19 (Call 03/24/19)	100	101,294
3.15%, 07/15/16	100	102,903
6.75%, 09/15/17	50	56,152
Citigroup Inc.
1.35%, 03/10/17	200	199,959
1.55%, 08/14/17	100	100,058
1.70%, 07/25/16	175	176,574
2.25%, 08/07/15	150	151,021
2.50%, 09/26/18	100	102,172
2.50%, 07/29/19	150	152,401
2.55%, 04/08/19	50	51,040
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	250	257,713
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	50	50,549
3.38%, 01/19/17	75	78,424
Credit Suisse/New York NY
6.00%, 02/15/18	200	223,100
Deutsche Bank AG/London
1.40%, 02/13/17	100	100,294
2.50%, 02/13/19	125	128,238
3.45%, 03/30/15	50	50,227
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	101,443
3.63%, 01/25/16	75	76,909
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	25	25,344
2.90%, 07/19/18	25	25,844
3.30%, 05/03/15	100	100,671
3.63%, 02/07/16	100	102,664
5.35%, 01/15/16	150	156,225
5.95%, 01/18/18	150	167,631

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

7.50%, 02/15/19	$100	$120,272
HSBC USA Inc.
1.30%, 06/23/17	100	100,185
2.38%, 02/13/15	100	100,052
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	203,185
JPMorgan Chase & Co.
1.35%, 02/15/17	200	200,269
1.63%, 05/15/18[a]	150	149,470
2.00%, 08/15/17	75	76,010
2.20%, 10/22/19	100	100,659
2.25%, 01/23/20 (Call 12/23/19)	50	50,157
2.60%, 01/15/16[a]	200	203,459
3.15%, 07/05/16	75	77,228
5.15%, 10/01/15	75	77,196
6.30%, 04/23/19	50	58,591
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	25	25,398
3.75%, 08/13/15	75	76,091
Lloyds Bank PLC
4.20%, 03/28/17	150	159,319
Morgan Stanley
1.75%, 02/25/16[a]	50	50,330
2.38%, 07/23/19	175	176,454
4.75%, 03/22/17	250	267,013
5.38%, 10/15/15[a]	200	206,286
5.75%, 10/18/16	100	107,361
7.30%, 05/13/19	100	120,513
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	153,872
5.25%, 11/15/15[b]	50	51,722
Royal Bank of Canada
0.85%, 03/08/16	150	150,323
2.15%, 03/15/19	75	76,558
2.20%, 07/27/18	50	51,097
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	75,707
6.40%, 10/21/19	100	118,242
State Street Corp.
4.96%, 03/15/18	25	27,145
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	101,268
Toronto-Dominion Bank (The)
1.40%, 04/30/18	75	74,856
2.25%, 11/05/19	50	50,988
2.38%, 10/19/16	50	51,256
2.63%, 09/10/18	25	25,940
U.S. Bancorp/MN
3.15%, 03/04/15	75	75,191
Series F
2.20%, 11/15/16 (Call 10/14/16)	100	102,436
UBS AG/Stamford CT
5.88%, 12/20/17	200	224,444
Wells Fargo & Co.
1.25%, 07/20/16	75	75,359
2.13%, 04/22/19[a]	100	101,125
2.63%, 12/15/16	100	103,113
3.63%, 04/15/15	100	100,560
3.68%, 06/15/16[c]	300	311,213
5.63%, 12/11/17[a]	100	111,367
Westpac Banking Corp.
1.20%, 05/19/17	375	375,449
1.60%, 01/12/18	50	50,351

Security	Principal (000s)	Value

2.25%, 01/17/19	$50	$51,201
3.00%, 08/04/15	50	50,628

		11,478,896
BEVERAGES — 3.03%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	50	51,112
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	150	150,407
1.38%, 07/15/17	50	50,529
5.38%, 01/15/20	50	57,999
7.75%, 01/15/19	50	61,336
Bottling Group LLC
5.13%, 01/15/19	50	56,626
5.50%, 04/01/16	50	52,864
Coca-Cola Co. (The)
1.15%, 04/01/18	150	150,463
1.65%, 11/01/18	50	50,888
1.80%, 09/01/16	50	50,970
Diageo Capital PLC
5.75%, 10/23/17	100	111,667
PepsiCo Inc.
0.75%, 03/05/15	75	75,027
2.25%, 01/07/19 (Call 12/07/18)	25	25,848
2.50%, 05/10/16	50	51,214

		996,950
BIOTECHNOLOGY — 0.93%
Amgen Inc.
1.25%, 05/22/17	75	75,078
2.13%, 05/15/17	75	76,471
2.20%, 05/22/19 (Call 04/22/19)	50	50,735
2.50%, 11/15/16	50	51,309
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,965

		304,558
BUILDING MATERIALS — 0.24%
CRH America Inc.
6.00%, 09/30/16	75	80,613

		80,613
CHEMICALS — 1.71%
CF Industries Inc.
6.88%, 05/01/18	75	85,918
Dow Chemical Co. (The)
2.50%, 02/15/16	50	50,908
8.55%, 05/15/19	50	62,998
E.I. du Pont de Nemours & Co.
6.00%, 07/15/18	50	57,370
Eastman Chemical Co.
2.40%, 06/01/17	50	51,030
Ecolab Inc.
3.00%, 12/08/16	50	51,691
Monsanto Co.
2.13%, 07/15/19	25	25,417
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	100	102,087

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Praxair Inc.
4.63%, 03/30/15	$50	$50,316
Sherwin-Williams Co. (The)
1.35%, 12/15/17	25	24,859

		562,594
COMMERCIAL SERVICES — 0.78%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	200	204,817
Western Union Co. (The)
2.88%, 12/10/17	50	51,303

		256,120
COMPUTERS — 2.70%
Apple Inc.
1.00%, 05/03/18	150	149,492
1.05%, 05/05/17	75	75,655
EMC Corp./MA
1.88%, 06/01/18	75	75,865
Hewlett-Packard Co.
2.20%, 12/01/15	50	50,556
2.60%, 09/15/17	150	153,949
3.00%, 09/15/16	75	77,177
3.30%, 12/09/16	50	51,838
International Business Machines Corp.
0.45%, 05/06/16	150	150,091
1.95%, 02/12/19[a]	100	102,060

		886,683
COSMETICS & PERSONAL CARE — 0.46%
Procter & Gamble Co. (The)
0.75%, 11/04/16	100	100,198
3.15%, 09/01/15	50	50,805

		151,003
DIVERSIFIED FINANCIAL SERVICES — 8.54%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	25	25,375
5.63%, 04/01/17	50	53,500
American Express Co.
1.55%, 05/22/18	100	99,978
7.00%, 03/19/18	50	58,116
American Express Credit Corp.
1.13%, 06/05/17	300	299,863
1.75%, 06/12/15	50	50,223
2.13%, 03/18/19	50	50,781
2.38%, 03/24/17	50	51,457
Ford Motor Credit Co. LLC
4.21%, 04/15/16	200	207,336
6.63%, 08/15/17	200	224,074
8.00%, 12/15/16	100	111,857
General Electric Capital Corp.
1.00%, 01/08/16	50	50,235
1.25%, 05/15/17 (Call 04/13/17)[a]	300	302,705
1.50%, 07/12/16	100	101,269
1.60%, 11/20/17	225	227,726
1.63%, 07/02/15	25	25,132
2.20%, 01/09/20 (Call 12/09/19)	50	50,960
3.50%, 06/29/15	100	101,288

Security	Principal (000s)	Value

6.00%, 08/07/19	$50	$59,057
HSBC Finance Corp.
5.50%, 01/19/16	100	104,346
International Lease Finance Corp.
6.75%, 09/01/16[d]	75	80,007
Jefferies Group LLC
5.13%, 04/13/18	50	52,931
Nomura Holdings Inc.
2.75%, 03/19/19	50	51,447
NYSE Euronext
2.00%, 10/05/17	50	50,938
Vesey Street Investment Trust I
4.40%, 09/01/16[c]	300	314,258

		2,804,859
ELECTRIC — 1.50%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,207
Dominion Resources Inc./VA
6.40%, 06/15/18	75	86,318
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	100	102,140
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	26,435
Exelon Generation Co. LLC
5.20%, 10/01/19	50	56,175
6.20%, 10/01/17	25	27,969
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	60,989
Southern Co. (The)
2.45%, 09/01/18	25	25,688
Virginia Electric and Power Co.
5.40%, 04/30/18	50	56,298

		492,219
ELECTRONICS — 0.39%
Honeywell International Inc.
5.30%, 03/01/18	25	28,051
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	50	50,366
3.20%, 03/01/16	50	51,229

		129,646
ENTERTAINMENT — 0.16%
International Game Technology
7.50%, 06/15/19	50	53,966

		53,966
FOOD — 1.50%
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,994
General Mills Inc.
5.20%, 03/17/15	75	75,416
Kraft Foods Group Inc.
6.13%, 08/23/18	50	56,557
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,878
Mondelez International Inc.
6.50%, 08/11/17	50	56,141

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	$75	$76,631
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	51,401
Unilever Capital Corp.
0.85%, 08/02/17	100	99,538

		491,556
FOREST PRODUCTS & PAPER — 0.18%
International Paper Co.
7.95%, 06/15/18	50	59,343

		59,343
GAS — 0.18%
National Grid PLC
6.30%, 08/01/16	25	26,948
Sempra Energy
9.80%, 02/15/19	25	32,578

		59,526
HEALTH CARE — PRODUCTS — 0.85%
Baxter International Inc.
0.95%, 06/01/16	50	50,141
Becton, Dickinson and Co.
2.68%, 12/15/19	75	77,041
Medtronic Inc.
1.38%, 04/01/18	75	75,159
3.00%, 03/15/15	50	50,152
Stryker Corp.
2.00%, 09/30/16	25	25,519

		278,012
HEALTH CARE — SERVICES — 0.69%
Anthem Inc.
1.25%, 09/10/15	50	50,160
2.25%, 08/15/19[a]	25	25,244
2.30%, 07/15/18	50	50,951
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,151
1.40%, 10/15/17	50	50,372

		226,878
HOUSEHOLD PRODUCTS & WARES — 0.18%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	60,598

		60,598
INSURANCE — 2.31%
Aflac Inc.
2.65%, 02/15/17	75	77,500
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,835
5.85%, 01/16/18	100	112,602
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	100,111
1.60%, 05/15/17	150	152,414

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
2.20%, 08/15/16	$100	$102,334
MetLife Inc.
1.76%, 12/15/17	50	50,612
7.72%, 02/15/19	50	61,407
Prudential Financial Inc.
Series D
4.75%, 09/17/15	50	51,226

		759,041
INTERNET — 1.00%
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	50	51,383
eBay Inc.
1.35%, 07/15/17	50	49,884
2.20%, 08/01/19 (Call 07/01/19)[a]	225	226,048

		327,315
MACHINERY — 1.75%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	75,180
5.45%, 04/15/18	25	28,130
7.05%, 10/01/18	100	119,010
Series G
1.25%, 11/06/17	50	50,142
John Deere Capital Corp.
0.95%, 06/29/15	25	25,068
1.13%, 06/12/17	100	100,400
1.55%, 12/15/17	100	101,224
1.95%, 12/13/18	50	50,968
2.25%, 06/07/16	25	25,533

		575,655
MANUFACTURING — 0.87%
3M Co.
1.38%, 09/29/16	50	50,689
Eaton Corp.
0.95%, 11/02/15	50	50,106
1.50%, 11/02/17	25	25,174
General Electric Co.
5.25%, 12/06/17	75	83,656
Illinois Tool Works Inc.
0.90%, 02/25/17	75	74,990

		284,615
MEDIA — 3.41%
21st Century Fox America Inc.
6.90%, 03/01/19	50	59,824
Comcast Corp.
5.70%, 05/15/18	150	170,387
5.85%, 11/15/15	50	52,070
6.50%, 01/15/17	50	55,290
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	225	231,005
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,971
Time Warner Cable Inc.
5.85%, 05/01/17	50	54,758
6.75%, 07/01/18	50	57,618

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

8.25%, 04/01/19	$50	$61,957
Time Warner Inc.
2.10%, 06/01/19	50	50,408
5.88%, 11/15/16	25	27,103
Viacom Inc.
1.25%, 02/27/15	50	50,023
Walt Disney Co. (The)
0.45%, 12/01/15	50	49,972
1.10%, 12/01/17	150	150,513
1.85%, 05/30/19	25	25,405

		1,121,304
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
0.70%, 12/20/15	25	25,056

		25,056
MINING — 1.45%
BHP Billiton Finance USA Ltd.
1.00%, 02/24/15	100	100,040
1.63%, 02/24/17	75	75,895
Freeport-McMoRan Inc.
2.15%, 03/01/17	50	49,461
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	50	51,002
Rio Tinto Finance USA PLC
1.38%, 06/17/16	50	50,281
1.63%, 08/21/17 (Call 07/21/17)	75	75,252
2.25%, 12/14/18 (Call 11/14/18)	50	50,602
Teck Resources Ltd.
3.00%, 03/01/19[a]	25	23,504

		476,037
OFFICE & BUSINESS EQUIPMENT — 0.31%
Xerox Corp.
2.75%, 03/15/19	50	50,968
4.25%, 02/15/15	50	50,056

		101,024
OIL & GAS — 6.96%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	50	53,478
6.38%, 09/15/17	50	55,554
BP Capital Markets PLC
2.24%, 09/26/18	50	50,891
2.24%, 05/10/19	75	76,061
2.25%, 11/01/16	150	152,916
3.13%, 10/01/15	50	50,820
3.88%, 03/10/15	50	50,170
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	175	177,603
ConocoPhillips
5.75%, 02/01/19	50	57,746
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	54,016
Devon Energy Corp.
6.30%, 01/15/19	25	28,830
Encana Corp.
5.90%, 12/01/17	50	54,056

Security	Principal (000s)	Value

Ensco PLC
3.25%, 03/15/16	$150	$152,573
EQT Corp.
8.13%, 06/01/19	25	30,232
Exxon Mobil Corp.
0.92%, 03/15/17	150	150,821
1.82%, 03/15/19 (Call 02/15/19)	25	25,542
Hess Corp.
8.13%, 02/15/19	50	59,810
Marathon Oil Corp.
0.90%, 11/01/15	50	49,881
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,609
Petro-Canada
6.05%, 05/15/18	50	56,356
Phillips 66
2.95%, 05/01/17	25	25,805
Pride International Inc.
8.50%, 06/15/19	50	58,723
Shell International Finance BV
0.90%, 11/15/16	125	125,161
2.00%, 11/15/18	25	25,360
3.10%, 06/28/15	50	50,524
4.30%, 09/22/19	50	55,879
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	50	50,711
Statoil ASA
1.80%, 11/23/16	75	76,242
2.25%, 11/08/19	25	25,647
3.13%, 08/17/17	50	52,338
Total Capital International SA
1.00%, 08/12/16	75	75,245
2.10%, 06/19/19	50	50,973
Total Capital SA
2.13%, 08/10/18	100	101,982
Transocean Inc.
2.50%, 10/15/17	50	43,500
Valero Energy Corp.
9.38%, 03/15/19	25	31,332

		2,287,387
OIL & GAS SERVICES — 0.08%
Weatherford International Ltd./Bermuda
6.00%, 03/15/18[a]	25	24,959

		24,959
PHARMACEUTICALS — 5.47%
AbbVie Inc.
1.20%, 11/06/15	50	50,166
1.75%, 11/06/17	75	75,616
2.00%, 11/06/18	50	50,405
Actavis Funding SCS
2.45%, 06/15/19	125	124,803
AstraZeneca PLC
5.90%, 09/15/17	50	56,081
Express Scripts Holding Co.
2.25%, 06/15/19	50	50,426
3.13%, 05/15/16	25	25,692
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	125	126,512

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Johnson & Johnson
1.88%, 12/05/19	$75	$76,708
2.15%, 05/15/16	50	51,052
McKesson Corp.
2.28%, 03/15/19	25	25,456
3.25%, 03/01/16	75	77,041
Medco Health Solutions Inc.
7.13%, 03/15/18	275	319,968
Merck & Co. Inc.
0.70%, 05/18/16	100	100,338
1.10%, 01/31/18	50	49,889
Merck Sharp & Dohme Corp.
4.75%, 03/01/15	75	75,228
Mylan Inc./PA
1.80%, 06/24/16	50	50,422
Novartis Capital Corp.
2.90%, 04/24/15	50	50,295
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	28,536
Pfizer Inc.
1.10%, 05/15/17	100	100,578
1.50%, 06/15/18	50	50,734
2.10%, 05/15/19	125	128,622
Sanofi
2.63%, 03/29/16	50	51,218

		1,795,786
PIPELINES — 1.77%
Enterprise Products Operating LLC
1.25%, 08/13/15	50	50,105
6.50%, 01/31/19	50	58,137
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	51,110
5.95%, 02/15/18	25	27,700
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	75	75,686
ONEOK Partners LP
8.63%, 03/01/19[a]	225	268,773
TransCanada PipeLines Ltd.
0.75%, 01/15/16	50	49,909

		581,420
REAL ESTATE INVESTMENT TRUSTS — 0.65%
American Tower Corp.
3.40%, 02/15/19	25	25,759
HCP Inc.
6.70%, 01/30/18	50	57,218
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,987
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	50	53,646

		213,610
RETAIL — 2.34%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,115
1.70%, 12/15/19	100	100,341
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,622
3.25%, 05/18/15	50	50,355
Home Depot Inc. (The)

Security	Principal (000s)	Value

2.00%, 06/15/19 (Call 05/15/19)	$50	$51,097
5.40%, 03/01/16	50	52,617
McDonald’s Corp.
5.80%, 10/15/17	25	28,061
Target Corp.
2.30%, 06/26/19	50	51,535
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,189
1.50%, 10/25/15	100	100,846
1.95%, 12/15/18	50	51,206
Walgreen Co.
1.00%, 03/13/15	50	50,031
5.25%, 01/15/19	50	56,265

		768,280
SAVINGS & LOANS — 0.08%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	25	26,109

		26,109
SEMICONDUCTORS — 0.76%
Intel Corp.
1.35%, 12/15/17[a]	50	50,315
Texas Instruments Inc.
1.00%, 05/01/18	200	198,562

		248,877
SOFTWARE — 1.49%
Microsoft Corp.
1.63%, 09/25/15	50	50,465
1.63%, 12/06/18	50	50,761
4.20%, 06/01/19	25	27,963
Oracle Corp.
1.20%, 10/15/17	225	226,038
2.38%, 01/15/19	75	77,422
5.75%, 04/15/18	50	56,872

		489,521
TELECOMMUNICATIONS — 5.68%
AT&T Inc.
0.90%, 02/12/16	75	74,989
1.70%, 06/01/17[a]	100	100,770
2.30%, 03/11/19[a]	50	50,833
5.50%, 02/01/18	150	166,905
5.80%, 02/15/19	75	86,365
British Telecommunications PLC
5.95%, 01/15/18	100	112,265
Cisco Systems Inc.
1.10%, 03/03/17	50	50,302
2.13%, 03/01/19	100	102,444
4.45%, 01/15/20	50	56,413
5.50%, 02/22/16	50	52,692
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	79,083
Orange SA
2.13%, 09/16/15	50	50,389
Rogers Communications Inc.
7.50%, 03/15/15	75	75,614

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

Telefonica Emisiones SAU
5.88%, 07/15/19	$50	$58,023
6.42%, 06/20/16	50	53,513
Verizon Communications Inc.
1.35%, 06/09/17	225	225,328
2.00%, 11/01/16	25	25,398
3.65%, 09/14/18	100	106,338
5.50%, 02/15/18	75	83,609
Vodafone Group PLC
1.50%, 02/19/18	50	49,657
1.63%, 03/20/17	150	150,819
5.63%, 02/27/17	50	54,259

		1,866,008
TRANSPORTATION — 0.34%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	50	55,028
Canadian National Railway Co.
5.55%, 03/01/19	50	57,617

		112,645

TOTAL CORPORATE BONDS & NOTES
(Cost: $32,311,014)		32,477,401

U.S. GOVERNMENT OBLIGATIONS — 0.39%
U.S. Treasury Note/Bond
1.63%, 12/31/19	125	127,629

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $127,603)		127,629

SHORT-TERM INVESTMENTS — 9.56%

MONEY MARKET FUNDS — 9.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,e,f]	2,062	2,062,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,e,f]	167	166,824

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	910	$909,948

		3,139,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,139,261)		3,139,261

TOTAL INVESTMENTS IN SECURITIES — 108.82%
(Cost: $35,577,878)		35,744,291
Other Assets, Less Liabilities — (8.82)%		(2,896,508)

NET ASSETS — 100.00%		$32,847,783

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.87%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$61,174	$61,384,669
0.13%, 04/15/17	46,458	47,053,412
0.13%, 04/15/18	97,566	99,181,496
0.13%, 04/15/19	77,750	79,159,290
0.50%, 04/15/15	31,006	30,691,329
1.38%, 07/15/18	3,730	3,986,044
1.38%, 01/15/20	21,837	23,655,179
1.63%, 01/15/18	4,556	4,850,086
1.88%, 07/15/15	23,912	24,031,684
1.88%, 07/15/19	8,739	9,655,518
2.00%, 01/15/16	21,783	22,170,883
2.13%, 01/15/19	16,650	18,330,323
2.38%, 01/15/17	30,226	31,963,535
2.50%, 07/15/16	23,036	24,127,105
2.63%, 07/15/17	3,169	3,439,865

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $487,850,928)		483,680,418

SHORT-TERM INVESTMENTS — 3.40%

MONEY MARKET FUNDS — 3.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	16,482	16,482,444

		16,482,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,482,444)		16,482,444

TOTAL INVESTMENTS IN SECURITIES — 103.27%
(Cost: $504,333,372)		500,162,862
Other Assets, Less Liabilities — (3.27)%		(15,835,199)

NET ASSETS — 100.00%		$484,327,663

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

17

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.41%

AUSTRALIA — 4.38%
Australia Government Bond
4.25%, 07/21/17	AUD	2,025	$1,663,198
4.75%, 06/15/16	AUD	3,039	2,452,695
5.50%, 01/21/18	AUD	1,300	1,115,293
6.00%, 02/15/17	AUD	1,800	1,513,666

			6,744,852
AUSTRIA — 4.55%
Austria Government Bond
3.20%, 02/20/17[a]	EUR	1,700	2,049,131
4.00%, 09/15/16[a]	EUR	1,675	2,016,595
4.30%, 09/15/17[a]	EUR	1,325	1,667,671
4.65%, 01/15/18[a]	EUR	1,000	1,286,371

			7,019,768
BELGIUM — 4.40%
Belgium Government Bond
2.75%, 03/28/16[a]	EUR	995	1,159,247
3.25%, 09/28/16[a]	EUR	1,300	1,548,208
3.50%, 06/28/17[a]	EUR	975	1,195,189
3.75%, 09/28/15[a]	EUR	72	83,421
4.00%, 03/28/17[a]	EUR	1,380	1,694,170
5.50%, 09/28/17[a]	EUR	850	1,101,583

			6,781,818
CANADA — 4.10%
Canadian Government Bond
1.00%, 05/01/16	CAD	250	198,478
1.00%, 08/01/16	CAD	800	636,277
1.25%, 02/01/16	CAD	754	599,159
1.25%, 08/01/17	CAD	625	503,465
1.50%, 02/01/17	CAD	150	120,892
1.50%, 03/01/17	CAD	1,075	867,836
1.50%, 09/01/17	CAD	750	608,344
2.00%, 06/01/16	CAD	875	704,227
2.75%, 09/01/16	CAD	925	756,048
4.00%, 06/01/16	CAD	1,060	875,134
4.00%, 06/01/17	CAD	525	448,999

			6,318,859
DENMARK — 3.60%
Denmark Government Bond
2.50%, 11/15/16	DKK	19,025	3,039,369
4.00%, 11/15/15	DKK	5,193	815,338
4.00%, 11/15/17	DKK	10,000	1,700,861

			5,555,568
FINLAND — 3.26%
Finland Government Bond
1.75%, 04/15/16[a]	EUR	1,738	2,005,579

Security		Principal (000s)	Value

1.88%, 04/15/17[a]	EUR	875	$1,030,829
3.88%, 09/15/17[a]	EUR	1,600	1,994,323

			5,030,731
FRANCE — 5.95%
France Government Bond OAT
0.25%, 11/25/15	EUR	500	565,732
0.25%, 11/25/16	EUR	175	198,726
3.00%, 10/25/15	EUR	15	17,652
3.25%, 04/25/16	EUR	1,090	1,279,973
3.75%, 04/25/17	EUR	1,000	1,224,948
5.00%, 10/25/16	EUR	875	1,074,314
French Treasury Note BTAN
1.00%, 07/25/17	EUR	650	753,211
1.75%, 02/25/17	EUR	1,950	2,283,732
2.25%, 02/25/16	EUR	853	987,096
2.50%, 07/25/16	EUR	676	791,807

			9,177,191
GERMANY — 5.59%
Bundesobligation
0.50%, 04/07/17	EUR	250	286,285
0.75%, 02/24/17	EUR	2,525	2,903,853
1.25%, 10/14/16	EUR	450	520,129
1.75%, 10/09/15	EUR	760	869,179
Bundesrepublik Deutschland
3.25%, 07/04/15	EUR	285	325,934
3.50%, 01/04/16	EUR	1,749	2,039,737
3.75%, 01/04/17	EUR	75	91,030
4.00%, 07/04/16	EUR	649	775,902
4.25%, 07/04/17	EUR	550	687,215
6.00%, 06/20/16	EUR	100	122,396

			8,621,660
IRELAND — 4.43%
Ireland Government Bond
4.60%, 04/18/16	EUR	4,052	4,825,448
5.50%, 10/18/17	EUR	1,550	2,001,397

			6,826,845
ITALY — 6.11%
Italy Buoni Poliennali Del Tesoro
1.15%, 05/15/17	EUR	475	544,653
1.50%, 12/15/16	EUR	325	374,526
2.25%, 05/15/16	EUR	343	396,833
2.75%, 12/01/15	EUR	487	560,819
2.75%, 11/15/16	EUR	250	294,109
3.00%, 11/01/15	EUR	281	323,615
3.50%, 11/01/17	EUR	600	732,582
3.75%, 04/15/16	EUR	358	420,806
3.75%, 08/01/16	EUR	826	979,889
4.00%, 02/01/17	EUR	1,750	2,116,484
4.75%, 09/15/16	EUR	500	604,126
4.75%, 05/01/17	EUR	300	370,999
4.75%, 06/01/17	EUR	550	682,354
5.25%, 08/01/17[b]	EUR	800	1,009,907

			9,411,702

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security		Principal (000s)	Value

JAPAN — 23.29%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	175,000	$1,493,441
0.20%, 03/20/17	JPY	40,000	341,899
0.20%, 06/20/17	JPY	702,500	6,006,759
0.20%, 09/20/17	JPY	393,000	3,361,904
0.20%, 12/20/17	JPY	140,000	1,198,006
0.30%, 09/20/15	JPY	61,650	525,850
0.30%, 06/20/16	JPY	72,450	619,277
0.30%, 09/20/16	JPY	104,000	889,620
0.30%, 12/20/16	JPY	715,000	6,120,580
0.30%, 03/20/17	JPY	110,700	948,204
0.40%, 09/20/15	JPY	1,450	12,376
0.40%, 06/20/16	JPY	311,850	2,669,249
0.40%, 09/20/16	JPY	136,700	1,171,222
0.40%, 12/20/16	JPY	100,000	857,626
0.50%, 12/20/15	JPY	86,400	738,768
0.50%, 03/20/16	JPY	111,650	955,771
0.60%, 03/20/16	JPY	1,450	12,427
Japan Government Ten Year Bond
1.70%, 09/20/16	JPY	95,000	831,122
Japan Government Two Year Bond
0.10%, 09/15/15	JPY	186,400	1,587,920
0.10%, 10/15/15	JPY	25,650	218,526
0.10%, 01/15/16	JPY	95,000	809,512
0.10%, 08/15/16	JPY	100,000	852,552
0.10%, 09/15/16	JPY	432,500	3,687,581

			35,910,192
NETHERLANDS — 4.24%
Netherlands Government Bond
0.00%, 04/15/16[a]	EUR	1,090	1,231,529
0.50%, 04/15/17	EUR	1,100	1,258,282
2.50%, 01/15/17[a]	EUR	925	1,097,338
4.00%, 07/15/16[a]	EUR	1,234	1,476,160
4.50%, 07/15/17[a]	EUR	1,175	1,475,863

			6,539,172
NORWAY — 3.12%
Norway Government Bond Series 472
4.25%, 05/19/17	NOK	34,375	4,801,830

			4,801,830
PORTUGAL — 4.49%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[a]	EUR	67	77,093
4.20%, 10/15/16[a]	EUR	1,950	2,344,676
4.35%, 10/16/17[a]	EUR	2,600	3,209,735
6.40%, 02/15/16[a]	EUR	1,077	1,292,580

			6,924,084
SPAIN — 4.60%
Spain Government Bond
0.50%, 10/31/17	EUR	325	366,853
2.10%, 04/30/17	EUR	1,000	1,170,801
3.15%, 01/31/16	EUR	833	967,691
3.25%, 04/30/16	EUR	849	993,890
3.30%, 07/30/16	EUR	693	817,473

Security		Principal or Shares (000s)	Value

3.80%, 01/31/17	EUR	850	$1,024,374
5.50%, 07/30/17	EUR	1,375	1,745,277

			7,086,359
SWEDEN — 4.31%
Sweden Government Bond
3.00%, 07/12/16	SEK	19,310	2,437,401
3.75%, 08/12/17	SEK	31,675	4,205,193

			6,642,594
SWITZERLAND — 4.31%
Switzerland Government Bond
2.50%, 03/12/16[b]	CHF	3,184	3,584,574
3.00%, 01/08/18[b]	CHF	550	662,893
4.25%, 06/05/17[b]	CHF	1,975	2,397,563

			6,645,030
UNITED KINGDOM — 3.68%
United Kingdom Gilt
1.00%, 09/07/17[b]	GBP	1,450	2,203,826
1.75%, 01/22/17[b]	GBP	1,220	1,879,894
4.00%, 09/07/16[b]	GBP	625	992,604
8.75%, 08/25/17[b]	GBP	325	591,623

			5,667,947
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $173,363,633)			151,706,202

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		58	57,721

			57,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,721)			57,721

TOTAL INVESTMENTS IN SECURITIES — 98.45%
(Cost: $173,421,354)			151,763,923
Other Assets, Less Liabilities — 1.55%			2,392,004

NET ASSETS — 100.00%			$154,155,927

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.68%

AEROSPACE & DEFENSE — 1.73%
Boeing Capital Corp.
4.70%, 10/27/19	$250	$283,357
Boeing Co. (The)
4.88%, 02/15/20	600	686,843
General Dynamics Corp.
1.00%, 11/15/17	150	149,378
2.25%, 07/15/16	100	102,312
3.60%, 11/15/42 (Call 05/15/42)	150	154,889
3.88%, 07/15/21 (Call 04/15/21)	350	385,697
Lockheed Martin Corp.
3.35%, 09/15/21	400	426,088
4.07%, 12/15/42	200	218,107
4.85%, 09/15/41	400	483,196
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	650	653,655
3.13%, 10/15/20	150	157,951
United Technologies Corp.
1.80%, 06/01/17	900	918,628
3.10%, 06/01/22	875	919,628
4.50%, 06/01/42[a]	1,400	1,621,908
5.70%, 04/15/40	75	99,665
6.13%, 02/01/19	25	29,438

		7,290,740
AGRICULTURE — 1.17%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	160,846
4.48%, 03/01/21	250	282,074
5.45%, 03/15/18	300	336,801
5.77%, 03/01/41[b]	325	443,697
Philip Morris International Inc.
1.13%, 08/21/17	1,325	1,327,451
2.50%, 08/22/22	475	478,301
3.60%, 11/15/23	400	430,298
3.88%, 08/21/42	850	855,704
4.13%, 03/04/43	200	209,907
4.25%, 11/10/44	150	161,818
4.38%, 11/15/41	100	108,982
5.65%, 05/16/18	100	113,558

		4,909,437
AIRLINES — 0.18%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[a]	142	147,693
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	600	616,500

		764,193

Security	Principal (000s)	Value

APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$250	$249,476

		249,476
AUTO MANUFACTURERS — 1.23%
American Honda Finance Corp.
2.13%, 10/10/18	500	509,568
2.25%, 08/15/19	400	408,990
Daimler Finance North America LLC
8.50%, 01/18/31	325	516,804
Toyota Motor Credit Corp.
1.75%, 05/22/17	1,350	1,373,929
2.00%, 09/15/16	750	765,558
2.00%, 10/24/18	300	306,090
2.10%, 01/17/19	150	153,431
2.63%, 01/10/23	750	768,210
3.30%, 01/12/22	350	374,703

		5,177,283
BANKS — 32.98%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	400	400,861
4.00%, 04/27/16	350	363,062
4.00%, 03/13/24	500	544,658
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	150	150,274
1.45%, 05/15/18	500	498,416
1.88%, 10/06/17	250	253,631
2.25%, 06/13/19	200	204,584
Bank of America Corp.
2.60%, 01/15/19	500	509,765
3.30%, 01/11/23	700	716,292
4.13%, 01/22/24	350	378,521
4.88%, 04/01/44[a]	350	410,800
5.00%, 05/13/21	100	113,312
5.63%, 07/01/20	100	115,941
5.70%, 01/24/22	250	293,968
5.75%, 12/01/17	500	553,551
5.88%, 02/07/42	1,000	1,310,893
6.40%, 08/28/17	1,800	2,009,748
6.50%, 08/01/16	950	1,023,126
6.50%, 07/15/18	75	85,757
6.88%, 04/25/18	350	403,758
7.63%, 06/01/19	2,050	2,506,896
Series 1
3.75%, 07/12/16	1,000	1,036,452
Bank of Montreal
1.30%, 07/15/16	450	453,894
1.40%, 09/11/17[a]	650	651,471
1.45%, 04/09/18 (Call 03/09/18)[a]	300	299,543
2.55%, 11/06/22 (Call 10/06/22)	300	301,901
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	500	498,505
2.10%, 01/15/19 (Call 12/15/18)	350	355,979
2.30%, 07/28/16	690	706,339
3.25%, 09/11/24 (Call 08/11/24)	400	419,098
3.40%, 05/15/24 (Call 04/15/24)	250	263,366
3.55%, 09/23/21 (Call 08/23/21)	350	377,099
3.65%, 02/04/24 (Call 01/05/24)	100	108,080

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	$550	$547,942
2.05%, 06/05/19	1,050	1,060,344
2.55%, 01/12/17	1,250	1,286,253
Bank One Corp.
8.00%, 04/29/27	25	34,667
Barclays Bank PLC
2.50%, 02/20/19	600	617,935
3.75%, 05/15/24	500	536,533
5.00%, 09/22/16	650	692,427
5.13%, 01/08/20[a]	400	457,803
6.75%, 05/22/19	250	300,117
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,050	1,050,722
2.25%, 02/01/19 (Call 01/02/19)	400	406,132
BNP Paribas SA
2.38%, 09/14/17[a]	250	255,717
2.40%, 12/12/18	500	510,788
2.45%, 03/17/19[a]	200	205,285
3.25%, 03/03/23	500	522,492
3.60%, 02/23/16	600	617,058
5.00%, 01/15/21	600	692,098
BPCE SA
2.50%, 12/10/18	250	255,844
2.50%, 07/15/19	250	255,378
4.00%, 04/15/24	500	544,190
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	250	255,610
2.85%, 04/01/21 (Call 03/01/21)	600	618,528
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16	350	353,300
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,673
2.95%, 07/23/21	250	254,393
Citigroup Inc.
1.70%, 07/25/16	1,000	1,009,521
1.75%, 05/01/18	550	548,803
2.50%, 09/26/18	800	816,352
2.50%, 07/29/19	250	253,590
3.38%, 03/01/23	500	515,946
4.45%, 01/10/17	1,200	1,270,537
4.50%, 01/14/22	1,150	1,282,044
5.38%, 08/09/20	125	143,547
5.85%, 08/02/16	1,000	1,067,939
5.88%, 01/30/42	250	324,234
6.13%, 11/21/17	750	841,593
6.13%, 05/15/18	1,000	1,133,403
6.88%, 03/05/38[a]	17	23,982
8.13%, 07/15/39	850	1,346,929
8.50%, 05/22/19	350	440,754
Comerica Bank
5.75%, 11/21/16	250	270,527
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	250	250,227
1.90%, 09/18/17[a]	700	709,887
2.25%, 03/13/19	500	510,225
2.50%, 09/20/18	100	102,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	400	407,406
3.38%, 01/19/17	1,250	1,305,138
3.88%, 02/08/22	750	816,073
3.95%, 11/09/22	500	526,703
5.25%, 05/24/41	300	377,457

Security	Principal (000s)	Value

5.75%, 12/01/43	$500	$633,241
Credit Suisse/New York NY
2.30%, 05/28/19[a]	1,250	1,267,893
3.00%, 10/29/21	500	511,262
3.63%, 09/09/24	750	788,288
4.38%, 08/05/20	800	884,024
Deutsche Bank AG/London
1.40%, 02/13/17	250	250,994
3.70%, 05/30/24	515	547,639
6.00%, 09/01/17	1,050	1,171,503
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	500	500,580
2.38%, 04/25/19 (Call 03/25/19)	350	358,252
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	1,000	1,014,866
2.55%, 10/23/19	750	759,000
2.90%, 07/19/18	300	309,009
3.63%, 02/07/16	1,125	1,154,779
3.63%, 01/22/23	800	835,295
4.00%, 03/03/24	150	159,046
4.80%, 07/08/44 (Call 01/08/44)	200	225,599
5.25%, 07/27/21	200	229,747
5.38%, 03/15/20	500	569,910
5.75%, 01/24/22	1,775	2,092,742
6.13%, 02/15/33	700	894,538
6.15%, 04/01/18	1,575	1,776,151
6.25%, 09/01/17	50	55,723
6.25%, 02/01/41	650	852,745
7.50%, 02/15/19	150	180,349
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	1,150	1,289,573
HSBC Holdings PLC
4.00%, 03/30/22	375	410,933
4.25%, 03/14/24	500	535,956
4.88%, 01/14/22	100	114,872
5.10%, 04/05/21	475	546,655
5.25%, 03/14/44	500	593,836
6.50%, 05/02/36	950	1,262,316
6.50%, 09/15/37	900	1,199,499
HSBC USA Inc.
1.50%, 11/13/17	120	120,419
2.25%, 06/23/19	500	507,702
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	500	505,807
JPMorgan Chase & Co.
1.13%, 02/26/16	250	250,593
1.63%, 05/15/18[a]	100	99,383
1.80%, 01/25/18	250	251,458
2.00%, 08/15/17	600	608,174
2.35%, 01/28/19	1,400	1,423,948
3.15%, 07/05/16	1,350	1,389,064
3.20%, 01/25/23[a]	450	460,242
3.25%, 09/23/22	1,050	1,080,187
3.38%, 05/01/23	100	100,687
3.88%, 02/01/24	850	909,751
3.88%, 09/10/24	600	617,279
4.35%, 08/15/21	175	192,719
4.63%, 05/10/21	250	280,159
4.85%, 02/01/44	200	231,475
5.40%, 01/06/42	800	998,121
5.60%, 07/15/41	50	63,222
6.00%, 01/15/18	600	671,494
6.30%, 04/23/19	700	820,394

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

6.40%, 05/15/38	$425	$578,170
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,562,042
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	251,104
Lloyds Bank PLC
2.35%, 09/05/19[a]	300	305,871
4.20%, 03/28/17	750	796,936
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	249,404
2.25%, 07/25/19 (Call 06/25/19)	250	253,647
2.30%, 01/30/19 (Call 12/30/18)	250	254,868
Morgan Stanley
1.75%, 02/25/16[a]	500	503,960
2.13%, 04/25/18	500	504,307
2.50%, 01/24/19	600	611,817
3.75%, 02/25/23	850	896,061
3.80%, 04/29/16	1,750	1,805,979
4.75%, 03/22/17	1,600	1,710,870
5.50%, 01/26/20[a]	650	743,076
5.50%, 07/28/21	800	930,343
5.63%, 09/23/19	850	970,455
5.75%, 01/25/21	150	175,455
6.38%, 07/24/42	775	1,058,449
6.63%, 04/01/18[a]	1,200	1,372,263
Series F
3.88%, 04/29/24	1,000	1,063,597
MUFG Union Bank N.A.
2.13%, 06/16/17	350	355,893
2.63%, 09/26/18 (Call 08/26/18)	500	512,643
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,135
2.75%, 03/09/17	700	724,395
3.00%, 01/20/23	250	259,002
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,180
Northern Trust Corp.
2.38%, 08/02/22	325	323,807
3.95%, 10/30/25	250	271,461
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[c]	1,250	1,250,558
2.20%, 01/28/19 (Call 12/29/18)[c]	250	254,303
2.70%, 11/01/22 (Call 10/01/22)[c]	250	247,767
2.95%, 01/30/23 (Call 12/30/22)[c]	400	400,600
4.20%, 11/01/25 (Call 10/02/25)[c]	350	384,446
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	650	666,634
5.13%, 02/08/20[c]	525	601,549
Royal Bank of Canada
0.85%, 03/08/16	500	501,639
1.20%, 01/23/17	900	904,020
1.45%, 09/09/16	100	101,016
2.15%, 03/15/19	500	510,664
2.20%, 07/27/18	550	563,626
2.30%, 07/20/16	250	255,832
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	550	570,385
6.13%, 01/11/21	500	602,509
Societe Generale SA
2.75%, 10/12/17	500	515,631
State Street Corp.
2.88%, 03/07/16	400	410,178
3.10%, 05/15/23	300	304,855

Security	Principal (000s)	Value

3.70%, 11/20/23	$500	$541,832
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	251,994
1.50%, 01/18/18	500	497,136
1.80%, 07/18/17	700	704,359
2.45%, 01/10/19	500	508,810
3.00%, 01/18/23	250	255,904
3.40%, 07/11/24	500	526,916
Svenska Handelsbanken AB
1.63%, 03/21/18	500	503,149
2.88%, 04/04/17	350	363,148
3.13%, 07/12/16	500	516,682
Toronto-Dominion Bank (The)
1.40%, 04/30/18	750	748,835
1.50%, 09/09/16	100	101,192
2.13%, 07/02/19[a]	100	101,532
2.25%, 11/05/19	300	306,089
2.38%, 10/19/16	575	590,193
2.63%, 09/10/18	500	517,736
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	700	707,425
2.20%, 04/25/19 (Call 03/25/19)	1,000	1,020,637
2.95%, 07/15/22 (Call 06/15/22)	450	460,239
3.00%, 03/15/22 (Call 02/15/22)	400	417,335
Series F
2.20%, 11/15/16 (Call 10/14/16)	250	255,174
3.60%, 09/11/24 (Call 08/11/24)	500	525,596
UBS AG/Stamford CT
2.38%, 08/14/19	500	509,117
4.88%, 08/04/20	700	794,580
5.75%, 04/25/18	100	112,825
5.88%, 12/20/17	900	1,008,040
Wachovia Corp.
5.50%, 08/01/35	350	422,685
5.63%, 10/15/16	625	670,311
5.75%, 06/15/17	700	773,019
Wells Fargo & Co.
1.40%, 09/08/17	250	250,564
1.50%, 01/16/18	500	499,582
2.10%, 05/08/17	500	510,364
2.15%, 01/15/19	2,500	2,539,686
3.00%, 01/22/21	650	677,742
3.50%, 03/08/22	975	1,044,060
3.68%, 06/15/16[b]	625	649,209
4.10%, 06/03/26[a]	500	528,398
4.13%, 08/15/23	100	107,646
4.48%, 01/16/24	350	384,398
4.60%, 04/01/21	500	566,891
5.61%, 01/15/44	1,522	1,891,833
5.63%, 12/11/17	250	279,282
Series M
3.45%, 02/13/23	925	954,592
Series N
2.15%, 01/30/20	95	95,706
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	503,180
2.00%, 08/14/17	550	560,245
2.25%, 01/17/19[a]	350	358,522
4.88%, 11/19/19	425	481,418

		138,717,809

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

BEVERAGES — 3.93%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	$1,250	$1,275,417
2.63%, 01/17/23	700	699,806
3.70%, 02/01/24[a]	250	269,674
4.63%, 02/01/44	300	342,968
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,700	1,715,365
2.50%, 07/15/22	200	199,745
3.75%, 07/15/42	800	795,202
8.20%, 01/15/39	250	408,928
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	200	200,342
1.15%, 04/01/18	350	349,685
1.65%, 03/14/18	600	608,814
1.65%, 11/01/18	350	354,223
1.80%, 09/01/16	600	611,697
2.45%, 11/01/20	450	465,830
2.50%, 04/01/23	400	408,053
3.30%, 09/01/21	450	485,250
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[a]	400	407,572
3.88%, 11/26/23[a]	250	270,891
Diageo Capital PLC
1.50%, 05/11/17	1,225	1,237,331
2.63%, 04/29/23 (Call 01/29/23)	700	702,320
Diageo Investment Corp.
4.25%, 05/11/42	350	385,731
PepsiCo Inc.
0.95%, 02/22/17	100	99,997
2.25%, 01/07/19 (Call 12/07/18)	700	714,738
2.50%, 05/10/16	250	255,632
2.75%, 03/05/22	1,700	1,735,367
2.75%, 03/01/23	750	764,808
3.60%, 08/13/42	350	341,899
4.00%, 03/05/42	275	283,999
7.90%, 11/01/18	125	152,938

		16,544,222
BIOTECHNOLOGY — 0.65%
Gilead Sciences Inc.
2.35%, 02/01/20	1,000	1,026,969
3.50%, 02/01/25 (Call 11/01/24)	500	535,879
4.50%, 02/01/45 (Call 08/01/44)	1,000	1,153,542

		2,716,390
CHEMICALS — 1.15%
E.I. du Pont de Nemours & Co.
3.63%, 01/15/21	550	592,470
4.15%, 02/15/43	400	420,095
6.00%, 07/15/18	500	572,416
Lubrizol Corp.
8.88%, 02/01/19	250	315,394
Monsanto Co.
2.13%, 07/15/19	250	253,109
4.20%, 07/15/34 (Call 01/15/34)	700	777,223
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	500	531,045
5.63%, 12/01/40	150	194,635
6.50%, 05/15/19	100	118,934

Security	Principal (000s)	Value

Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$375	$370,140
4.50%, 08/15/19	400	448,110
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	250	248,590

		4,842,161
COMMERCIAL SERVICES — 0.38%
Catholic Health Initiatives
2.95%, 11/01/22	425	430,031
Massachusetts Institute of Technology
5.60%, 07/01/11	310	452,343
MasterCard Inc.
2.00%, 04/01/19[a]	250	256,223
3.38%, 04/01/24	250	268,265
Princeton University
5.70%, 03/01/39	100	140,591
Series A
4.95%, 03/01/19	50	56,737

		1,604,190
COMPUTERS — 2.84%
Apple Inc.
0.45%, 05/03/16	350	349,994
1.00%, 05/03/18	1,000	994,615
2.10%, 05/06/19	500	514,791
2.40%, 05/03/23	1,350	1,365,279
2.85%, 05/06/21	750	789,021
3.45%, 05/06/24	500	545,152
3.85%, 05/04/43	500	540,134
4.45%, 05/06/44	250	297,617
EMC Corp./MA
1.88%, 06/01/18	500	504,134
2.65%, 06/01/20	500	511,689
3.38%, 06/01/23 (Call 03/01/23)	250	257,068
International Business Machines Corp.
0.45%, 05/06/16	250	249,995
1.25%, 02/08/18	500	501,199
1.63%, 05/15/20	500	496,027
1.88%, 05/15/19	300	304,617
3.63%, 02/12/24	500	539,389
4.00%, 06/20/42	710	749,576
5.70%, 09/14/17	1,500	1,679,673
7.63%, 10/15/18	600	730,290

		11,920,260
COSMETICS & PERSONAL CARE — 0.71%
Colgate-Palmolive Co.
1.75%, 03/15/19	250	252,458
1.95%, 02/01/23	350	341,628
Procter & Gamble Co. (The)
0.75%, 11/04/16	250	250,648
1.45%, 08/15/16	1,110	1,124,578
5.55%, 03/05/37	735	1,006,337

		2,975,649
DIVERSIFIED FINANCIAL SERVICES — 5.29%
American Express Co.
2.65%, 12/02/22	143	144,222

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

4.05%, 12/03/42	$337	$357,060
7.00%, 03/19/18	400	464,824
American Express Credit Corp.
1.30%, 07/29/16	600	603,988
1.55%, 09/22/17	185	186,334
2.13%, 07/27/18	600	609,850
2.13%, 03/18/19	500	505,779
2.25%, 08/15/19	200	203,179
2.38%, 03/24/17	825	849,008
2.80%, 09/19/16	900	928,084
Ameriprise Financial Inc.
4.00%, 10/15/23	100	108,576
5.30%, 03/15/20	500	576,440
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	1,000	1,008,203
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	336,563
CME Group Inc./IL
3.00%, 09/15/22	350	366,315
5.30%, 09/15/43 (Call 03/15/43)	100	126,683
Credit Suisse USA Inc.
5.38%, 03/02/16	75	78,618
General Electric Capital Corp.
1.63%, 04/02/18[a]	500	505,199
2.30%, 04/27/17	850	874,372
2.30%, 01/14/19[a]	1,300	1,339,616
3.10%, 01/09/23	450	470,029
4.63%, 01/07/21	1,250	1,419,001
4.65%, 10/17/21	950	1,089,794
5.63%, 09/15/17	150	166,993
5.63%, 05/01/18	700	792,459
5.88%, 01/14/38	2,175	2,871,966
6.15%, 08/07/37	100	135,804
6.38%, 11/15/67 (Call 11/15/17)[d]	1,000	1,080,000
HSBC Finance Corp.
6.68%, 01/15/21	800	967,387
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	256,524
4.00%, 10/15/23	250	273,455
Invesco Finance PLC
3.13%, 11/30/22	300	307,257
Murray Street Investment Trust I
4.65%, 03/09/17[b]	850	903,390
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	200	204,475
10.38%, 11/01/18	300	393,645
Series C
8.00%, 03/01/32	125	194,609
NYSE Euronext
2.00%, 10/05/17	250	253,918
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	290,347

		22,243,966
ELECTRIC — 3.70%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	208,699
Commonwealth Edison Co.
5.80%, 03/15/18	600	685,137
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	325	352,227
4.45%, 03/15/44 (Call 09/15/43)	225	262,307

Security	Principal (000s)	Value

7.13%, 12/01/18	$250	$299,099
Series 08-B
6.75%, 04/01/38	350	511,207
Consumers Energy Co.
6.70%, 09/15/19	250	302,448
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,075	1,201,982
5.30%, 02/15/40	75	99,116
7.00%, 11/15/18	700	836,153
Duke Energy Florida Inc.
6.40%, 06/15/38	300	442,728
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	205,954
5.30%, 01/15/19	50	56,687
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	102,709
4.05%, 06/01/42 (Call 12/01/41)	650	745,755
4.05%, 10/01/44 (Call 04/01/44)	105	119,989
5.69%, 03/01/40	150	206,864
Georgia Power Co.
4.25%, 12/01/19	250	277,578
4.30%, 03/15/42	600	687,592
Series 10-C
4.75%, 09/01/40	100	119,584
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	53,205
5.13%, 11/01/40 (Call 05/01/40)	250	320,924
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	450	478,938
5.40%, 01/15/40[a]	150	191,160
5.80%, 03/01/37	150	195,755
6.05%, 03/01/34	1,200	1,622,273
PacifiCorp
6.00%, 01/15/39	500	696,003
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	216,105
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	290,453
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	99,671
San Diego Gas & Electric Co.
4.50%, 08/15/40	250	295,964
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	338,484
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	389,899
4.65%, 10/01/43 (Call 04/01/43)	375	461,442
5.50%, 03/15/40	350	465,964
Series 08-A
5.95%, 02/01/38	50	68,899
Southern Co. (The)
2.45%, 09/01/18	100	103,164
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	150	177,850
5.40%, 04/30/18	475	531,738
8.88%, 11/15/38	475	844,077

		15,565,783
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	250	254,355

		254,355

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

ELECTRONICS — 0.46%
Honeywell International Inc.
4.25%, 03/01/21	$300	$341,557
5.30%, 03/01/18	100	112,247
5.38%, 03/01/41	375	498,083
Koninklijke Philips NV
3.75%, 03/15/22	550	586,120
5.00%, 03/15/42	100	118,584
6.88%, 03/11/38	200	288,690

		1,945,281
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17[a]	350	352,914
2.88%, 05/08/22[a]	25	25,857
4.38%, 05/08/42	250	292,834

		671,605
FOOD — 0.54%
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	500	540,358
5.25%, 02/12/18	300	332,558
Unilever Capital Corp.
0.85%, 08/02/17	500	498,134
2.20%, 03/06/19[a]	650	667,412
5.90%, 11/15/32	150	217,304

		2,255,766
GAS — 0.11%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	200	222,536
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	200	246,309

		468,845
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	203,776

		203,776
HEALTH CARE — PRODUCTS — 2.25%
Baxter International Inc.
1.85%, 01/15/17	500	508,684
2.40%, 08/15/22	550	533,356
3.20%, 06/15/23 (Call 03/15/23)	700	716,182
5.90%, 09/01/16	30	32,377
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	250	253,457
6.55%, 10/15/37	275	389,055
CR Bard Inc.
1.38%, 01/15/18	250	249,179
Medtronic Inc.
1.38%, 04/01/18	50	50,009
2.63%, 03/15/16	850	867,760
3.50%, 03/15/25[e]	2,500	2,644,558
3.63%, 03/15/24 (Call 12/15/23)	300	321,794
4.00%, 04/01/43 (Call 10/01/42)	375	394,014

Security	Principal (000s)	Value

4.38%, 03/15/35[e]	$800	$890,028
4.63%, 03/15/44 (Call 09/15/43)	250	288,895
4.63%, 03/15/45[e]	250	288,530
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	250	257,453
4.75%, 04/15/43 (Call 10/15/42)	150	171,326
Stryker Corp.
2.00%, 09/30/16	600	611,860

		9,468,517
HEALTH CARE — SERVICES — 1.32%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	450	452,367
2.75%, 11/15/22 (Call 08/15/22)	300	303,498
4.50%, 05/15/42 (Call 11/15/41)	525	600,328
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	250	291,119
Howard Hughes Medical Institute
3.50%, 09/01/23	500	541,265
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	299,802
UnitedHealth Group Inc.
1.40%, 10/15/17	500	503,967
2.88%, 03/15/22 (Call 12/15/21)[a]	550	567,916
2.88%, 03/15/23	350	361,443
4.25%, 03/15/43 (Call 09/15/42)	600	681,812
6.00%, 02/15/18	50	56,869
6.88%, 02/15/38	600	889,332

		5,549,718
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	36,818
7.50%, 11/01/18	350	423,164

		459,982
INSURANCE — 2.61%
ACE INA Holdings Inc.
3.35%, 05/15/24	200	210,969
AEGON Funding Co. LLC
5.75%, 12/15/20	250	293,322
Aflac Inc.
2.65%, 02/15/17	600	618,681
3.63%, 11/15/24	250	264,710
Allstate Corp. (The)
3.15%, 06/15/23	250	259,730
4.50%, 06/15/43	250	296,984
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	100	120,888
Axis Specialty Finance LLC
5.88%, 06/01/20	100	116,029
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,758
1.30%, 05/15/18	500	499,693
1.60%, 05/15/17	600	608,788
3.00%, 05/15/22	450	470,131
4.40%, 05/15/42	200	229,347
5.75%, 01/15/40	50	67,853
Berkshire Hathaway Inc.
1.55%, 02/09/18	100	100,682

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

1.90%, 01/31/17	$50	$50,986
3.00%, 02/11/23[a]	450	470,317
4.50%, 02/11/43	450	527,699
Chubb Corp. (The)
5.75%, 05/15/18[a]	300	341,600
6.00%, 05/11/37	100	138,348
6.38%, 03/29/67 (Call 04/15/17)[d]	550	588,500
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	242,643
4.13%, 05/15/43 (Call 11/15/42)	100	97,864
MetLife Inc.
1.76%, 12/15/17	375	379,291
4.13%, 08/13/42	610	651,760
4.88%, 11/13/43	450	533,735
6.75%, 06/01/16	150	161,703
7.72%, 02/15/19	750	923,672
Series D
4.37%, 09/15/23	450	506,107
Travelers Companies Inc. (The)
5.35%, 11/01/40	500	655,569
Travelers Property Casualty Corp.
6.38%, 03/15/33[a]	150	209,365

		10,988,724
INTERNET — 1.02%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[e]	260	260,685
3.60%, 11/28/24 (Call 08/28/24)[a,e]	800	813,057
4.50%, 11/28/34 (Call 05/28/34)[a,e]	200	209,089
Baidu Inc.
2.25%, 11/28/17	200	201,121
3.50%, 11/28/22	500	511,033
eBay Inc.
1.35%, 07/15/17	350	348,307
2.20%, 08/01/19 (Call 07/01/19)	400	400,289
2.60%, 07/15/22 (Call 04/15/22)	425	410,155
3.45%, 08/01/24 (Call 05/01/24)[a]	150	150,018
4.00%, 07/15/42 (Call 01/15/42)	100	90,621
Google Inc.
2.13%, 05/19/16[a]	600	613,473
3.38%, 02/25/24	250	271,690
3.63%, 05/19/21	25	27,497

		4,307,035
MACHINERY — 1.85%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	1,050	1,068,308
2.25%, 12/01/19	200	204,119
2.85%, 06/01/22	350	361,509
Caterpillar Inc.
1.50%, 06/26/17	700	707,596
3.80%, 08/15/42	550	568,886
3.90%, 05/27/21	500	548,881
5.20%, 05/27/41	200	248,423
7.90%, 12/15/18	250	306,586
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	326,543
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	450	455,881
3.90%, 06/09/42 (Call 12/09/41)	500	535,052
John Deere Capital Corp.

Security	Principal (000s)	Value

1.05%, 10/11/16	$500	$501,918
1.20%, 10/10/17	750	751,159
1.35%, 01/16/18	295	296,548
2.25%, 06/07/16	150	153,258
2.25%, 04/17/19	725	743,723

		7,778,390
MANUFACTURING — 1.02%
3M Co.
1.38%, 09/29/16	500	506,383
2.00%, 06/26/22	575	574,256
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	387,142
General Electric Co.
2.70%, 10/09/22	400	411,529
3.38%, 03/11/24[a]	100	107,606
4.13%, 10/09/42	200	221,088
4.50%, 03/11/44	350	411,066
5.25%, 12/06/17	700	781,170
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)[a]	250	268,295
3.90%, 09/01/42 (Call 03/01/42)	475	499,069
6.25%, 04/01/19	100	118,212

		4,285,816
MEDIA — 2.66%
Comcast Corp.
2.85%, 01/15/23	650	669,693
3.60%, 03/01/24[a]	200	216,611
4.25%, 01/15/33[a]	1,500	1,679,901
4.50%, 01/15/43	1,000	1,160,646
4.65%, 07/15/42	800	932,573
4.75%, 03/01/44	250	302,317
5.70%, 05/15/18	250	283,921
6.45%, 03/15/37	100	140,622
6.50%, 01/15/17	875	967,936
6.95%, 08/15/37	550	812,337
NBCUniversal Media LLC
2.88%, 01/15/23	250	256,746
4.38%, 04/01/21	350	392,315
5.15%, 04/30/20	950	1,094,600
Walt Disney Co. (The)
1.10%, 12/01/17	500	500,675
1.13%, 02/15/17	500	503,772
1.35%, 08/16/16	300	303,673
2.35%, 12/01/22	400	404,613
Series E
4.13%, 12/01/41	500	574,478

		11,197,429
METAL FABRICATE & HARDWARE — 0.19%
Precision Castparts Corp.
1.25%, 01/15/18	500	498,283
2.50%, 01/15/23 (Call 10/15/22)	300	299,610

		797,893
MINING — 1.67%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	900	911,065

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

1.88%, 11/21/16	$500	$508,696
3.25%, 11/21/21	100	105,094
3.85%, 09/30/23	100	107,477
4.13%, 02/24/42	200	206,619
5.00%, 09/30/43	675	790,096
6.50%, 04/01/19	350	416,003
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	400	460,979
7.13%, 07/15/28	250	335,074
Rio Tinto Finance USA PLC
1.38%, 06/17/16	600	603,058
1.63%, 08/21/17 (Call 07/21/17)	1,000	1,004,930
2.88%, 08/21/22 (Call 05/21/22)[a]	590	581,943
3.50%, 03/22/22 (Call 12/22/21)	275	283,005
4.13%, 08/21/42 (Call 02/21/42)[a]	725	726,134

		7,040,173
OIL & GAS — 6.45%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	200	201,753
4.25%, 01/15/44 (Call 07/15/43)	400	377,393
4.75%, 04/15/43 (Call 10/15/42)	735	740,016
5.63%, 01/15/17	500	539,079
BP Capital Markets PLC
1.38%, 11/06/17	300	299,218
1.85%, 05/05/17	2,325	2,353,106
2.24%, 09/26/18	300	304,985
2.24%, 05/10/19	200	202,481
2.50%, 11/06/22	650	630,755
2.75%, 05/10/23	900	879,794
4.50%, 10/01/20	300	333,471
4.74%, 03/11/21	50	56,065
Chevron Corp.
0.89%, 06/24/16	250	251,347
1.72%, 06/24/18 (Call 05/24/18)	800	812,928
2.36%, 12/05/22 (Call 09/05/22)	500	501,601
3.19%, 06/24/23 (Call 03/24/23)	500	530,681
4.95%, 03/03/19	675	767,506
Conoco Funding Co.
7.25%, 10/15/31	400	583,013
ConocoPhillips
5.75%, 02/01/19	500	577,297
6.00%, 01/15/20	150	177,915
6.50%, 02/01/39	1,125	1,544,450
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	900	973,380
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)[a]	200	217,373
ConocoPhillips Holding Co.
6.95%, 04/15/29	350	490,074
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	150	140,470
5.88%, 05/01/19[a]	250	274,975
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	250	253,798
2.63%, 03/15/23 (Call 12/15/22)[a]	350	347,869
5.63%, 06/01/19	50	57,412
5.88%, 09/15/17	100	111,066
Exxon Mobil Corp.
0.92%, 03/15/17	400	401,847
3.18%, 03/15/24 (Call 12/15/23)	450	481,520
Occidental Petroleum Corp.

Security	Principal (000s)	Value

1.50%, 02/15/18 (Call 01/15/18)	$540	$539,696
2.70%, 02/15/23 (Call 11/15/22)	800	792,632
Shell International Finance BV
0.90%, 11/15/16	500	500,607
1.13%, 08/21/17	1,325	1,329,454
1.90%, 08/10/18	100	101,925
2.38%, 08/21/22	490	493,252
4.55%, 08/12/43	500	596,764
5.50%, 03/25/40	300	396,448
6.38%, 12/15/38	675	972,553
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	120	122,452
6.50%, 06/15/38	1,000	1,295,016
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	450	456,502
Total Capital International SA
1.55%, 06/28/17	1,000	1,010,153
2.13%, 01/10/19	100	102,140
2.70%, 01/25/23	410	415,639
3.70%, 01/15/24	200	216,994
3.75%, 04/10/24[a]	500	543,368
Total Capital SA
2.13%, 08/10/18	700	714,991
2.30%, 03/15/16	125	127,371

		27,142,595
OIL & GAS SERVICES — 0.80%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	275	283,988
5.13%, 09/15/40	400	467,778
Halliburton Co.
1.00%, 08/01/16[a]	300	300,217
3.25%, 11/15/21 (Call 08/15/21)	375	388,816
3.50%, 08/01/23 (Call 05/01/23)	100	105,287
4.50%, 11/15/41 (Call 05/15/41)	350	379,168
4.75%, 08/01/43 (Call 02/01/43)	200	224,938
7.45%, 09/15/39	175	254,573
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	483,438
3.95%, 12/01/42 (Call 06/01/42)	250	245,624
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	200	217,204

		3,351,031
PHARMACEUTICALS — 5.47%
Abbott Laboratories
5.30%, 05/27/40	450	580,341
Allergan Inc./United States
3.38%, 09/15/20	20	20,403
5.75%, 04/01/16	400	421,489
AstraZeneca PLC
1.95%, 09/18/19	700	712,997
4.00%, 09/18/42	700	735,470
6.45%, 09/15/37	150	208,391
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	249,529
2.00%, 08/01/22	375	367,830
4.50%, 03/01/44 (Call 09/01/43)	315	365,016
Eli Lilly & Co.
1.95%, 03/15/19	500	509,302
5.20%, 03/15/17	250	272,814

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.55%, 03/15/37	$150	$191,524
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	600	601,003
2.80%, 03/18/23	300	305,940
5.65%, 05/15/18	125	142,149
6.38%, 05/15/38	900	1,246,437
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	650	668,130
Johnson & Johnson
1.65%, 12/05/18	250	253,845
2.15%, 05/15/16	75	76,635
2.95%, 09/01/20	350	374,501
4.50%, 12/05/43 (Call 06/05/43)	250	307,309
5.55%, 08/15/17	400	446,246
5.95%, 08/15/37	525	747,580
Merck & Co. Inc.
1.10%, 01/31/18	1,000	1,000,031
1.30%, 05/18/18	100	100,358
2.40%, 09/15/22 (Call 06/15/22)	600	604,910
2.80%, 05/18/23	250	256,931
4.15%, 05/18/43	500	567,273
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	125	143,024
Novartis Capital Corp.
2.40%, 09/21/22	400	407,606
3.40%, 05/06/24	450	486,049
3.70%, 09/21/42	325	354,326
4.40%, 05/06/44	250	301,067
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	827,798
Pfizer Inc.
0.90%, 01/15/17	200	200,576
1.10%, 05/15/17	1,000	1,006,756
3.00%, 06/15/23[a]	350	365,057
4.30%, 06/15/43	350	396,330
6.20%, 03/15/19	1,200	1,416,019
7.20%, 03/15/39	1,225	1,864,649
Sanofi
2.63%, 03/29/16	1,000	1,024,552
4.00%, 03/29/21	300	334,557
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,182
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,000	1,049,386
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	450	453,635

		23,016,953
PIPELINES — 0.63%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250	242,500
3.75%, 10/16/23 (Call 07/16/23)	250	262,791
3.80%, 10/01/20	300	316,692
4.63%, 03/01/34 (Call 12/01/33)	375	405,529
5.00%, 10/16/43 (Call 04/16/43)	250	278,196
6.10%, 06/01/40	500	630,327
6.50%, 08/15/18	100	114,860
7.63%, 01/15/39	275	390,642

		2,641,537

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.60%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$975	$996,569
2.20%, 02/01/19 (Call 11/01/18)	200	204,478
3.38%, 03/15/22 (Call 12/15/21)	700	738,512
4.75%, 03/15/42 (Call 09/15/41)[a]	375	448,065
5.65%, 02/01/20 (Call 11/01/19)	100	116,548

		2,504,172
RETAIL — 4.74%
Costco Wholesale Corp.
1.70%, 12/15/19	500	501,561
5.50%, 03/15/17	250	274,499
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	255,666
2.25%, 09/10/18 (Call 08/10/18)	150	155,057
3.75%, 02/15/24 (Call 11/15/23)[a]	400	441,605
4.20%, 04/01/43 (Call 10/01/42)	350	392,167
4.88%, 02/15/44 (Call 08/15/43)	50	61,668
5.40%, 03/01/16	1,075	1,131,215
5.88%, 12/16/36	1,125	1,517,342
5.95%, 04/01/41 (Call 10/01/40)	250	341,904
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	500	506,847
3.12%, 04/15/22 (Call 01/15/22)	300	315,357
3.80%, 11/15/21 (Call 08/15/21)	75	82,113
4.65%, 04/15/42 (Call 10/15/41)	450	526,745
5.00%, 09/15/43 (Call 03/15/43)	100	123,098
6.65%, 09/15/37	250	358,185
McDonald’s Corp.
2.63%, 01/15/22	250	253,923
3.25%, 06/10/24[a]	100	105,122
3.70%, 02/15/42[a]	500	508,135
5.35%, 03/01/18	75	84,105
6.30%, 10/15/37	150	202,370
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	150	182,469
6.25%, 01/15/18	400	452,378
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	220,717
Target Corp.
2.90%, 01/15/22	850	884,894
4.00%, 07/01/42	625	672,276
5.38%, 05/01/17[a]	500	549,113
6.00%, 01/15/18	100	113,743
7.00%, 01/15/38	300	451,911
Wal-Mart Stores Inc.
1.00%, 04/21/17	850	853,709
2.55%, 04/11/23 (Call 01/11/23)	500	509,437
3.25%, 10/25/20	950	1,022,932
3.30%, 04/22/24 (Call 01/22/24)	550	591,188
4.30%, 04/22/44 (Call 10/22/43)	200	231,412
4.75%, 10/02/43 (Call 04/02/43)	50	61,184
5.63%, 04/15/41	1,450	1,949,772
5.80%, 02/15/18	700	797,630
6.50%, 08/15/37	1,550	2,241,342

		19,924,791
SEMICONDUCTORS — 0.95%
Applied Materials Inc.

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

4.30%, 06/15/21	$250	$274,296
5.85%, 06/15/41	150	193,350
Intel Corp.
1.35%, 12/15/17	1,000	1,005,591
3.30%, 10/01/21	625	670,093
4.00%, 12/15/32[a]	300	326,678
4.25%, 12/15/42	500	547,073
Texas Instruments Inc.
1.65%, 08/03/19	650	649,917
Xilinx Inc.
2.13%, 03/15/19	300	304,059

		3,971,057
SOFTWARE — 2.09%
Microsoft Corp.
0.88%, 11/15/17[a]	500	498,265
1.63%, 12/06/18	100	101,144
2.38%, 05/01/23 (Call 02/01/23)[a]	400	404,262
3.00%, 10/01/20	400	428,355
3.50%, 11/15/42	500	513,913
3.63%, 12/15/23 (Call 09/15/23)	100	110,897
4.88%, 12/15/43 (Call 06/15/43)	300	381,077
5.30%, 02/08/41	275	360,479
Oracle Corp.
1.20%, 10/15/17	550	551,147
2.25%, 10/08/19[a]	1,000	1,026,350
2.38%, 01/15/19	600	619,785
2.50%, 10/15/22	1,100	1,112,418
3.63%, 07/15/23	500	545,066
4.30%, 07/08/34 (Call 01/08/34)	750	848,703
5.00%, 07/08/19	50	57,106
5.38%, 07/15/40	875	1,106,007
5.75%, 04/15/18	100	113,929

		8,778,903
TELECOMMUNICATIONS — 4.17%
America Movil SAB de CV
2.38%, 09/08/16	750	764,889
3.13%, 07/16/22	1,200	1,216,467
4.38%, 07/16/42	900	911,494
5.00%, 03/30/20	100	112,538
5.63%, 11/15/17[a]	100	111,016
6.38%, 03/01/35	50	64,452
AT&T Inc.
1.70%, 06/01/17	1,500	1,513,688
2.30%, 03/11/19[a]	1,500	1,524,624
2.95%, 05/15/16	200	205,107
3.00%, 02/15/22	1,025	1,040,711
4.30%, 12/15/42 (Call 06/15/42)	417	415,957
4.35%, 06/15/45 (Call 12/15/44)	350	350,845
4.45%, 05/15/21	150	165,697
5.35%, 09/01/40	725	818,619
5.50%, 02/01/18	300	333,308
5.55%, 08/15/41	1,000	1,160,789
5.80%, 02/15/19	300	344,611
6.30%, 01/15/38[a]	600	755,054
6.50%, 09/01/37	900	1,163,360
6.55%, 02/15/39	50	64,740
Cisco Systems Inc.
1.10%, 03/03/17	400	402,635
2.13%, 03/01/19	200	204,669

Security	Principal or Shares (000s)	Value

3.63%, 03/04/24[a]	$450	$491,748
4.45%, 01/15/20	775	871,830
4.95%, 02/15/19	750	847,792
5.50%, 02/22/16	350	368,442
5.50%, 01/15/40	775	1,004,709
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	39,972
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	275,322

		17,545,085
TRANSPORTATION — 0.70%
Canadian National Railway Co.
5.55%, 03/01/19	250	286,926
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	563,702
4.82%, 02/01/44 (Call 08/01/43)	300	367,686
United Parcel Service Inc.
2.45%, 10/01/22	625	629,843
3.13%, 01/15/21	50	53,048
4.88%, 11/15/40 (Call 05/15/40)	350	432,647
5.13%, 04/01/19	500	571,129
6.20%, 01/15/38	25	34,972

		2,939,953

TOTAL CORPORATE BONDS & NOTES
(Cost: $404,693,297)		415,010,941

SHORT-TERM INVESTMENTS — 6.86%

MONEY MARKET FUNDS — 6.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,f,g]	25,081	25,080,844
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,f,g]	2,029	2,028,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	1,744	1,743,797

		28,853,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,853,295)		28,853,295

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

January 31, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 105.54%
(Cost: $433,546,592)	$443,864,236
Other Assets, Less Liabilities — (5.54)%	(23,298,948)

NET ASSETS — 100.00%	$420,565,288

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments (Unaudited)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.35%

ADVERTISING — 0.76%
Getty Images Inc.
7.00%, 10/15/20 (Call 10/15/15)[a]	$25	$17,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	25	25,875
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	25,187
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a]	25	26,094
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a]	50	51,750
Visant Corp.
10.00%, 10/01/17 (Call 03/02/15)[b]	25	21,188

		167,594
AEROSPACE & DEFENSE — 0.77%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	25	20,750
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	50	49,063
6.00%, 07/15/22 (Call 07/15/17)	50	49,875
6.50%, 07/15/24 (Call 07/15/19)	50	50,625

		170,313
AGRICULTURE — 0.21%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	25	20,875
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/15/16)	25	26,531

		47,406
AIRLINES — 0.35%
American Airlines Group Inc.
5.50%, 10/01/19[a]	50	51,688
U.S. Airways Group Inc.
6.13%, 06/01/18[b]	25	26,281

		77,969
AUTO MANUFACTURERS — 1.33%
Chrysler Group LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	222,500
Navistar International Corp.
8.25%, 11/01/21 (Call 03/02/15)[b]	75	73,219

		295,719
AUTO PARTS & EQUIPMENT — 0.49%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)[b]	25	26,688

Security	Principal (000s)	Value

Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[b]	$75	$81,187

		107,875
BANKS — 0.70%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	50	47,750
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[c]	100	107,000

		154,750
BEVERAGES — 0.20%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	50	44,875

		44,875
BUILDING MATERIALS — 0.83%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 03/02/15)	25	20,688
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	50	48,000
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	26,563
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	25	24,156
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 01/31/20 (Call 01/31/16)	32	35,360
USG Corp.
9.75%, 01/15/18	25	28,687

		183,454
CHEMICALS — 1.94%
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[b]	100	93,937
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/02/15)	50	42,875
9.00%, 11/15/20 (Call 11/15/15)	25	17,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	50	50,188
8.63%, 03/15/21 (Call 09/15/15)[b]	25	26,875
PQ Corp.
8.75%, 11/01/18 (Call 03/02/15)[a]	50	51,312
PSPC Escrow Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	50	51,000
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	22,813
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	75	74,250

		430,250
COAL — 0.77%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 03/02/15)	25	6,750
6.25%, 06/01/21 (Call 06/01/16)	50	12,250
7.50%, 08/01/20 (Call 08/01/16)[a]	25	11,750
9.75%, 04/15/18	25	8,750
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)[b]	50	13,875

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

7.25%, 06/15/21 (Call 06/15/16)	$50	$11,625
CONSOL Energy Inc.
8.25%, 04/01/20 (Call 04/01/15)	50	50,187
Foresight Energy LLC/Foresight Energy Corp.
7.88%, 08/15/21 (Call 08/15/16)[a,b]	25	23,688
Walter Energy Inc.
9.50%, 10/15/19 (Call 10/15/16)[a]	50	32,750

		171,625
COMMERCIAL SERVICES — 4.01%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	25,250
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a,d]	25	24,992
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	50	47,625
8.75%, 12/01/20 (Call 12/01/15)[b]	30	24,450
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	25	22,375
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	25	23,688
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	25	25,375
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	25	23,812
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	23,813
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	50	50,750
6.75%, 04/15/19 (Call 04/15/15)	75	77,250
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	75	75,937
Jaguar Holding Co. I
9.38%, 10/15/17 (Call 03/02/15)[a,e]	50	51,000
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[a]	50	50,750
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	25	23,250
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	50	52,010
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	50,750
7.38%, 05/15/20 (Call 05/15/16)	100	107,625
7.63%, 04/15/22 (Call 04/15/17)	100	109,980

		890,682
COMPUTERS — 0.47%
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	25,125
7.38%, 11/15/18 (Call 03/02/15)	25	25,969
7.63%, 11/15/20 (Call 11/15/15)	50	53,312

		104,406
COSMETICS & PERSONAL CARE — 0.22%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	25	23,000
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	25	25,563

		48,563

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 1.10%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	$25	$25,750
7.50%, 07/15/20 (Call 10/15/16)[b]	75	78,563
11.00%, 04/15/20 (Call 04/15/16)[b]	50	57,000
11.50%, 07/15/20 (Call 10/15/16)	50	57,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 03/02/15)	25	26,160

		244,473
DIVERSIFIED FINANCIAL SERVICES — 1.72%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	50	37,000
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	53,500
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)[a]	25	22,219
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	25	21,625
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	50	51,625
Springleaf Finance Corp.
5.25%, 12/15/19	50	49,940
6.90%, 12/15/17	100	107,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a]	25	19,000
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	25	21,019

		382,928
ELECTRIC — 3.90%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	50	50,500
5.75%, 01/15/25 (Call 10/15/19)	100	102,000
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[a]	75	77,062
7.38%, 11/01/22 (Call 11/01/18)[a]	100	103,250
7.63%, 11/01/24 (Call 11/01/19)[a,b]	50	51,500
GenOn Energy Inc.
7.88%, 06/15/17	50	49,000
9.50%, 10/15/18[b]	50	49,625
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	100	102,750
6.25%, 05/01/24 (Call 05/01/19)	25	24,938
6.63%, 03/15/23 (Call 09/15/17)	50	51,875
7.63%, 01/15/18	50	54,562
8.25%, 09/01/20 (Call 09/01/15)	50	53,000
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	100	97,000

		867,062
ELECTRICAL COMPONENTS & EQUIPMENT — 0.54%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	50	49,750
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	25	20,250

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	$50	$50,375

		120,375
ELECTRONICS — 0.24%
Viasystems Inc.
7.88%, 05/01/19 (Call 05/01/15)[a]	50	52,813

		52,813
ENERGY — ALTERNATE SOURCES — 0.23%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	50	51,063

		51,063
ENTERTAINMENT — 2.00%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	54,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/15/16)	25	25,375
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	23,969
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	25	25,375
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	51,250
7.50%, 04/15/21 (Call 04/15/15)	50	52,000
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	49,687
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)[a]	100	91,750
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	25,313
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	50	45,062

		444,156
ENVIRONMENTAL CONTROL — 0.21%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	25,250
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	22,063

		47,313
FOOD — 2.28%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	50	51,440
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	35	36,400
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)[b]	25	24,875
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/02/15)	35	34,737
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	50,500
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	23,875
7.38%, 02/15/22 (Call 02/15/17)	100	101,750
Smithfield Foods Inc.

Security	Principal (000s)	Value

5.25%, 08/01/18 (Call 08/01/15)[a]	$50	$51,000
6.63%, 08/15/22 (Call 08/15/17)	50	53,000
U.S. Foods Inc.
8.50%, 06/30/19 (Call 03/02/15)[b]	25	26,344
WhiteWave Foods Co. (The)
5.38%, 10/01/22	50	52,750

		506,671
FOREST PRODUCTS & PAPER — 0.23%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/17)[a]	50	50,250

		50,250
GAS — 0.47%
Sabine Pass LNG LP
7.50%, 11/30/16	100	105,250

		105,250
HEALTH CARE — PRODUCTS — 1.82%
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	100	106,625
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	75	64,875
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	26,094
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	75	82,312
12.5950%, 11/01/19 (Call 11/01/15)	25	27,625
Mallinckrodt International Finance SA
4.75%, 04/15/23	25	23,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[a,b]	50	51,625
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/15/15)	25	21,875

		404,781
HEALTH CARE — SERVICES — 6.57%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	50	51,687
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 03/02/15)	50	52,125
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	150	159,319
7.13%, 07/15/20 (Call 07/15/16)[b]	25	26,625
8.00%, 11/15/19 (Call 11/15/15)	125	133,125
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	125	128,475
5.75%, 08/15/22 (Call 08/15/17)	25	26,500
6.63%, 11/01/20 (Call 03/02/15)	50	52,625
HCA Holdings Inc.
6.25%, 02/15/21	50	54,250
7.75%, 05/15/21 (Call 11/15/15)	75	80,156
HCA Inc.
5.38%, 02/01/25	50	51,375
5.88%, 05/01/23	100	108,500
6.50%, 02/15/16	50	52,395
7.50%, 02/15/22	50	58,595
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 03/02/15)	25	26,188

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Kindred Escrow Corp. II
8.00%, 01/15/20[a]	$25	$26,530
8.75%, 01/15/23 (Call 01/15/18)[a]	25	26,750
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)	25	24,063
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	50	51,875
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	50	50,306
Tenet Healthcare Corp.
5.00%, 03/01/19[a]	50	50,125
8.00%, 08/01/20 (Call 08/01/15)	25	26,375
8.13%, 04/01/22	125	140,937

		1,458,901
HOLDING COMPANIES — DIVERSIFIED — 0.66%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 03/02/15)[e]	50	43,375
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	25	25,125
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	50	51,375
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	25	25,531

		145,406
HOME BUILDERS — 0.57%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a,b]	25	25,625
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	25	25,375
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	52,375
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	25	23,563

		126,938
HOUSEHOLD PRODUCTS & WARES — 2.56%
Jarden Corp.
7.50%, 05/01/17	100	110,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	102,250
8.25%, 02/15/21 (Call 02/15/16)	150	152,437
9.00%, 04/15/19 (Call 03/02/15)	150	154,875
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	25	26,687
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[a,b]	25	22,063

		568,312
HOUSEWARES — 0.12%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/02/15)[a]	25	25,906

		25,906
INSURANCE — 0.34%
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	50	50,000

Security	Principal (000s)	Value

USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[a]	$25	$24,406

		74,406
INTERNET — 1.14%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	25	25,875
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	51,750
5.75%, 01/01/25 (Call 01/01/20)	50	52,000
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	50	49,187
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	50	50,250
8.13%, 01/01/20 (Call 07/01/15)	22	23,320

		252,382
IRON & STEEL — 0.76%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	25	21,562
Cliffs Natural Resources Inc.
3.95%, 01/15/18	25	20,313
4.80%, 10/01/20[b]	50	35,000
6.25%, 10/01/40	25	16,250
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	50	50,875
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	25	23,750

		167,750
LEISURE TIME — 0.09%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	25	20,375

		20,375
LODGING — 3.29%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/02/15)	25	26,125
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[d]	75	55,875
11.25%, 06/01/17 (Call 03/02/15)[d]	75	57,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a]	25	24,625
11.00%, 10/01/21 (Call 10/01/16)[a,b]	75	67,125
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a]	25	21,250
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[b]	25	25,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	50	52,750
MGM Resorts International
5.25%, 03/31/20	25	25,063
6.00%, 03/15/23[b]	50	50,500
6.63%, 12/15/21	25	26,250
6.75%, 10/01/20	75	79,312
7.63%, 01/15/17[b]	50	53,750
7.75%, 03/15/22	50	55,375
8.63%, 02/01/19	75	84,562

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	$25	$26,250

		731,250
MACHINERY — 0.70%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	25	24,484
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	25	23,875
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	25	27,063
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	25	25,375
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	50	53,625

		154,422
MANUFACTURING — 0.52%
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	50	46,875
Polymer Group Inc.
7.75%, 02/01/19 (Call 03/02/15)[b]	22	22,770
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	45	45,422

		115,067
MEDIA — 8.68%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	24,875
7.75%, 07/15/21 (Call 07/15/16)	50	54,000
Cablevision Systems Corp.
5.88%, 09/15/22	50	50,875
8.63%, 09/15/17	75	83,437
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 09/30/22 (Call 09/30/17)	50	50,188
CCOH Safari LLC
5.75%, 12/01/24 (Call 12/01/19)	100	101,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	75	73,313
6.38%, 09/15/20 (Call 09/15/15)[a]	75	78,000
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	125	128,344
Series B
7.63%, 03/15/20 (Call 03/15/15)	125	131,875
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)[b]	25	25,500
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	75	73,125
9.00%, 03/01/21 (Call 03/01/16)	100	97,000
9.00%, 09/15/22 (Call 09/15/17)	15	14,513
10.00%, 01/15/18 (Call 07/15/16)[b]	25	21,750
11.25%, 03/01/21 (Call 03/01/16)[b]	25	25,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	26,375
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	50	55,375
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 11/15/15)	25	26,031
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	75	75,187

Security	Principal (000s)	Value

Numericable-SFR
6.00%, 05/15/22 (Call 05/15/17)[a]	$200	$204,580
Quebecor Media Inc.
5.75%, 01/15/23	25	25,750
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	25,063
5.63%, 08/01/24 (Call 08/01/19)[a]	75	74,062
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	50	46,875
5.75%, 08/01/21 (Call 08/01/16)[a]	25	25,625
5.88%, 10/01/20 (Call 10/01/16)[a]	50	51,250
6.00%, 07/15/24 (Call 07/15/19)[a]	50	51,375
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	75	77,812
6.75%, 09/15/22 (Call 09/15/17)[a]	23	25,013
6.88%, 05/15/19 (Call 05/15/15)[a]	75	78,187
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	25	25,750

		1,927,980
METAL FABRICATE & HARDWARE — 0.33%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/02/15)[a,b]	25	20,688
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	50	53,187

		73,875
MINING — 2.11%
Aleris International Inc.
7.63%, 02/15/18 (Call 03/02/15)	25	24,375
7.88%, 11/01/20 (Call 11/01/15)[b]	25	24,250
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	78	66,300
7.00%, 02/15/21 (Call 02/15/18)[a]	78	65,325
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	50	48,625
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	20,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	25	24,750
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)[b]	25	12,563
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	25	24,687
Novelis Inc.
8.38%, 12/15/17 (Call 03/02/15)	100	103,875
8.75%, 12/15/20 (Call 12/15/15)	50	53,625

		468,375
OFFICE & BUSINESS EQUIPMENT — 0.32%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	50	50,375
8.50%, 04/01/19 (Call 04/01/15)	20	21,030

		71,405
OIL & GAS — 9.75%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	25	18,250
7.38%, 11/01/21 (Call 07/31/17)[a]	25	18,500

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	$50	$47,875
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	50	48,750
6.00%, 12/01/20 (Call 12/01/15)	25	24,875
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	25	22,375
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	16,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	50	43,250
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 03/02/15)	35	35,052
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	25	14,500
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 04/01/15)	25	21,500
Connacher Oil and Gas Ltd.
8.50%, 08/01/19 (Call 08/01/15)[a]	25	7,000
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	75	63,937
5.50%, 05/01/22 (Call 05/01/17)	50	44,000
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 10/01/15)[a]	25	19,688
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)	25	11,375
9.25%, 12/15/17 (Call 03/02/15)[b]	50	27,625
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	100	100,750
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 03/02/15)	25	16,438
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 04/15/15)	25	21,688
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/02/15)	25	15,938
8.50%, 04/15/22 (Call 04/15/17)	25	15,250
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[b]	125	83,125
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)[a]	50	40,000
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	50	37,500
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	23,937
9.50%, 02/15/19 (Call 03/02/15)	25	25,000
Lightstream Resources Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	25	14,188
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	125	95,312
6.50%, 05/15/19 (Call 05/15/15)	25	19,438
6.50%, 09/15/21 (Call 09/15/17)	50	36,750
7.75%, 02/01/21 (Call 09/15/15)	50	37,750
8.63%, 04/15/20 (Call 04/15/15)[b]	50	39,500
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	25	18,375
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	25	22,250
6.50%, 03/15/21 (Call 03/15/15)[a]	50	45,250
7.00%, 03/31/24 (Call 09/30/18)[a]	50	45,250
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	44,875
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)[a]	50	45,500

Security	Principal (000s)	Value

Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	$50	$25,875
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	50	43,250
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	50	46,031
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[a]	25	16,250
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	25	16,000
7.50%, 11/01/19 (Call 11/01/15)	75	48,750
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	50	37,375
Paragon Offshore PLC
7.25%, 08/15/24 (Call 08/15/19)[a]	50	24,000
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	25	24,750
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	25	24,125
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	20,750
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	75	70,687
5.88%, 06/01/24 (Call 06/01/19)	25	22,812
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)[a]	25	24,844
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 03/02/15)	27	7,358
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	100	31,000
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	50	44,250
7.75%, 06/15/21 (Call 06/15/17)[b]	50	48,500
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	34,750
7.50%, 02/15/23 (Call 08/15/17)	75	50,250
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[a]	25	24,937
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	50	19,875
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	21,750
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	50	42,750
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	25	21,750
Venoco Inc.
8.88%, 02/15/19 (Call 03/02/15)[b]	25	12,750
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	50	32,000

		2,166,035
OIL & GAS SERVICES — 0.65%
FTS International Inc.
6.25%, 05/01/22 (Call 05/01/17)[a]	25	18,750
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	25	19,500
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (Call 10/01/16)[a]	50	53,750
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	15,000

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	$25	$15,500
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	21,750

		144,250
PACKAGING & CONTAINERS — 1.67%
Ardagh Finance Holdings SA
8.63%, 06/15/19 (Call 06/15/16)[a,b,e]	209	207,985
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)	25	25,562
9.75%, 01/15/21 (Call 01/15/16)	50	55,500
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a,b]	25	24,969
Sealed Air Corp.
8.38%, 09/15/21 (Call 09/15/16)[a]	50	56,125

		370,141
PHARMACEUTICALS — 3.17%
Capsugel SA
7.00%, 05/15/19 (Call 02/17/15)[a,e]	50	50,938
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	75	76,125
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	50	49,250
NBTY Inc.
9.00%, 10/01/18 (Call 03/02/15)	25	25,500
Salix Pharmaceuticals Ltd.
6.00%, 01/15/21 (Call 01/15/17)[a]	50	53,250
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	50	51,250
5.63%, 12/01/21 (Call 12/01/16)[a]	100	102,750
6.38%, 10/15/20 (Call 10/15/16)[a]	25	26,438
6.75%, 08/15/18 (Call 08/15/15)[a]	50	53,187
7.00%, 10/01/20 (Call 10/01/15)[a]	75	79,031
7.50%, 07/15/21 (Call 07/15/16)[a]	125	136,875

		704,594
PIPELINES — 1.19%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.88%, 08/01/23 (Call 02/01/18)	75	75,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	25	24,312
NGPL PipeCo LLC
7.12%, 12/15/17[a]	150	145,515
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	25	19,563

		265,140
REAL ESTATE INVESTMENT TRUSTS — 0.33%
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	24,438
5.00%, 07/01/19 (Call 07/01/16)	50	49,125

		73,563
RETAIL — 3.28%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	100	102,500

Security	Principal (000s)	Value

Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (Call 03/02/15)[a,e]	$25	$21,125
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	50	46,750
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	25	24,500
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a]	25	20,563
J.C. Penney Corp. Inc.
7.63%, 03/01/97	25	17,000
Landry’s Inc.
9.38%, 05/01/20 (Call 05/01/15)[a]	25	26,875
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)[a,b]	25	25,750
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	25	25,312
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	60	62,100
New Academy Finance Co. LLC/New Academy Finance Corp.
8.00%, 06/15/18 (Call 03/02/15)[a,e]	25	24,438
New Albertsons Inc.
7.45%, 08/01/29	25	22,750
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[b]	25	27,000
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	50	52,000
Petco Holdings Inc.
8.50%, 10/15/17 (Call 03/02/15)[a,e]	25	25,375
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	52,250
9.25%, 03/15/20 (Call 03/15/16)	50	54,875
Sears Holdings Corp.
6.63%, 10/15/18b	50	46,125
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	26,687
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/02/15)[b]	25	24,687

		728,662
SEMICONDUCTORS — 0.52%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	23,594
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	25	24,812
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	50	53,000
8.05%, 02/01/20 (Call 02/09/15)[b]	13	13,780

		115,186
SOFTWARE — 3.38%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	100	87,375
First Data Corp.
8.25%, 01/15/21 (Call 01/15/16)[a]	50	53,313
11.25%, 01/15/21 (Call 01/15/16)	97	109,852
11.75%, 08/15/21 (Call 05/15/16)	99	113,974
12.63%, 01/15/21 (Call 01/15/16)	150	177,937
Infor Software Parent LLC/Infor Software Parent Inc.
7.13%, 05/01/21 (Call 05/01/17)[a,e]	50	50,250
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	25	26,875

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

11.50%, 07/15/18 (Call 07/15/15)	$50	$54,500
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	50	50,500
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 03/02/15)[a]	25	26,688

		751,264
STORAGE & WAREHOUSING — 0.88%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	200	196,000

		196,000
TELECOMMUNICATIONS — 13.88%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a]	200	203,250
6.45%, 03/15/29	75	72,375
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	207,000
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a]	50	48,563
10.50%, 03/01/21 (Call 03/01/17)[a,b]	75	61,406
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	52,594
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	50	48,125
5.50%, 06/15/24 (Call 06/15/19)[a]	25	24,156
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	24,008
Hughes Satellite Systems Corp.
6.50%, 06/15/19	50	53,437
7.63%, 06/15/21	51	55,462
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	49,375
6.63%, 12/15/22 (Call 12/15/17)	50	51,250
7.25%, 04/01/19 (Call 04/01/15)[b]	50	51,937
7.25%, 10/15/20 (Call 10/15/15)	50	52,437
7.50%, 04/01/21 (Call 04/01/16)	125	132,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	50	50,875
7.75%, 06/01/21 (Call 06/01/17)	100	99,125
8.13%, 06/01/23 (Call 06/01/18)[b]	50	50,500
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[a,b]	25	25,375
6.13%, 01/15/21 (Call 11/15/16)	50	51,875
7.00%, 06/01/20 (Call 06/01/16)	50	53,250
8.13%, 07/01/19 (Call 07/01/15)	175	185,719
9.38%, 04/01/19 (Call 04/01/15)	25	26,500
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	50	48,625
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	25,813
Sprint Capital Corp.
6.88%, 11/15/28	75	69,000
6.90%, 05/01/19	50	50,812
8.75%, 03/15/32	50	51,125
Sprint Communications Inc.
6.00%, 12/01/16	50	52,375
6.00%, 11/15/22	25	23,313
7.00%, 08/15/20	25	25,188
8.38%, 08/15/17	50	54,250
Sprint Corp.

Security	Principal or Shares (000s)	Value

7.13%, 06/15/24	$100	$97,250
7.25%, 09/15/21	50	49,925
7.88%, 09/15/23	150	152,062
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 03/02/15)[a]	25	25,375
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a]	200	213,000
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	50	47,875
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	200	194,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	75	69,094
7.75%, 10/15/20 (Call 10/15/15)	50	51,875
7.75%, 10/01/21 (Call 10/01/16)	50	50,750

		3,082,801
TRANSPORTATION — 1.00%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	90	79,200
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	50	49,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	23,688
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	50	44,500
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a]	25	25,937

		222,700
TRUCKING & LEASING — 0.10%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	25	21,375

		21,375

TOTAL CORPORATE BONDS & NOTES (Cost: $22,477,514)		21,397,077

SHORT-TERM INVESTMENTS — 12.24%

MONEY MARKET FUNDS — 12.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[f,g,h]	2,342	2,341,918
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[f,g,h]	189	189,425

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND ETF

January 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00% [f,g]	186	$186,249

		2,717,592

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,717,592)		2,717,592

TOTAL INVESTMENTS IN SECURITIES — 108.59%
(Cost: $25,195,106)		24,114,669
Other Assets, Less Liabilities — (8.59)%		(1,906,598)

NET ASSETS — 100.00%		$22,208,071

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

39

Schedule of Investments (Unaudited)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.77%

ADVERTISING — 0.51%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$52,817
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	50	51,750
Omnicom Group Inc.
3.63%, 05/01/22	50	52,659
3.65%, 11/01/24 (Call 08/01/24)	50	52,294
4.45%, 08/15/20	100	110,392
WPP Finance 2010
3.63%, 09/07/22	50	52,634
3.75%, 09/19/24	50	52,693
4.75%, 11/21/21	25	28,327
5.63%, 11/15/43	100	122,223

		575,789
AEROSPACE & DEFENSE — 0.72%
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	50	53,187
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	65	64,187
L-3 Communications Corp.
3.95%, 11/15/16	50	52,243
3.95%, 05/28/24 (Call 02/28/24)	25	25,870
4.75%, 07/15/20	50	54,549
4.95%, 02/15/21 (Call 11/15/20)	50	55,251
5.20%, 10/15/19	50	55,761
Meccanica Holdings USA Inc.
6.25%, 01/15/40[a]	100	97,500
Northrop Grumman Corp.
1.75%, 06/01/18	100	100,261
3.25%, 08/01/23	25	26,060
3.50%, 03/15/21	100	106,327
4.75%, 06/01/43	50	58,821
5.05%, 08/01/19	50	56,341

		806,358
AGRICULTURE — 1.41%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	102,028
2.85%, 08/09/22	75	75,208
4.00%, 01/31/24	150	162,381
4.25%, 08/09/42	50	51,354
4.50%, 05/02/43	100	106,560
4.75%, 05/05/21	150	169,323
5.38%, 01/31/44	100	120,447
9.25%, 08/06/19	50	65,111
9.70%, 11/10/18	50	63,784
9.95%, 11/10/38	25	43,640
10.20%, 02/06/39	42	74,076
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	50	51,616
4.10%, 03/15/16	50	51,610
Lorillard Tobacco Co.

Security	Principal (000s)	Value

3.50%, 08/04/16	$50	$51,523
3.75%, 05/20/23 (Call 02/20/23)[b]	50	51,192
Reynolds American Inc.
3.25%, 11/01/22	150	150,826
4.75%, 11/01/42	50	51,522
4.85%, 09/15/23[b]	75	83,309
6.15%, 09/15/43[b]	25	30,829
6.75%, 06/15/17	25	27,798

		1,584,137
AIRLINES — 0.18%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	197,363

		197,363
APPAREL — 0.09%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	52,850
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	50	54,000

		106,850
AUTO MANUFACTURERS — 0.91%
Ford Motor Co.
4.75%, 01/15/43	125	139,892
7.45%, 07/16/31	150	212,515
General Motors Co.
3.50%, 10/02/18	175	179,375
4.00%, 04/01/25	25	25,588
4.88%, 10/02/23	25	27,276
5.00%, 04/01/35	50	53,943
5.20%, 04/01/45	100	111,567
6.25%, 10/02/43	50	62,264
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19[a]	200	203,500

		1,015,920
AUTO PARTS & EQUIPMENT — 0.44%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	26,864
5.00%, 02/15/23 (Call 02/15/18)	50	53,375
6.13%, 05/15/21 (Call 05/15/16)	50	53,875
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	52,290
5.50%, 01/15/16	50	52,256
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	25	25,313
5.25%, 01/15/25 (Call 01/15/20)	25	25,500
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a]	200	201,500

		490,973
BANKS — 8.45%
Bancolombia SA
5.95%, 06/03/21	100	109,130
Bank of America Corp.
4.00%, 01/22/25	150	152,985

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

4.20%, 08/26/24	$225	$233,095
4.25%, 10/22/26	225	232,368
5.42%, 03/15/17	100	107,499
5.75%, 08/15/16	25	26,598
6.05%, 05/16/16	200	211,722
6.11%, 01/29/37	100	124,671
7.75%, 05/14/38	100	146,490
Barclays PLC
4.38%, 09/11/24	200	202,713
BNP Paribas SA
4.25%, 10/15/24[b]	200	210,580
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	50	50,626
3.50%, 06/15/23	50	51,282
3.75%, 04/24/24 (Call 03/24/24)	50	52,453
4.75%, 07/15/21	150	169,023
6.15%, 09/01/16	100	107,409
CIT Group Inc.
3.88%, 02/19/19	150	149,625
4.25%, 08/15/17	275	278,383
5.00%, 05/15/17	100	102,938
5.00%, 08/15/22	75	78,844
5.00%, 08/01/23	50	52,625
5.25%, 03/15/18	100	103,750
5.50%, 02/15/19[a]	100	106,090
Citigroup Inc.
3.50%, 05/15/23	150	150,115
4.05%, 07/30/22	50	52,681
4.30%, 11/20/26[b]	100	102,617
5.30%, 05/06/44	50	56,246
5.50%, 02/15/17	25	26,947
5.50%, 09/13/25	100	113,249
5.88%, 02/22/33	100	118,864
6.00%, 10/31/33	50	60,459
6.13%, 08/25/36	100	122,985
6.68%, 09/13/43	75	101,472
Commerzbank AG
8.13%, 09/19/23[a]	200	238,500
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	100	105,250
Credit Suisse/New York NY
5.40%, 01/14/20	25	28,441
Deutsche Bank AG/London
4.30%, 05/24/28 (Call 05/24/23)[c]	200	199,535
Discover Bank/Greenwood DE
7.00%, 04/15/20	250	300,077
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	119,000
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	101,521
3.50%, 03/15/22 (Call 02/15/22)	75	78,927
4.30%, 01/16/24 (Call 12/16/23)	100	108,049
4.50%, 06/01/18	100	108,293
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	100	102,587
5.63%, 01/15/17	85	91,387
5.95%, 01/15/27	100	117,564
6.45%, 05/01/36	100	125,614
6.75%, 10/01/37	375	489,921
Intesa Sanpaolo SpA
2.38%, 01/13/17	400	404,375
3.88%, 01/16/18	200	209,725
5.02%, 06/26/24[a]	200	205,994

Security	Principal (000s)	Value

KeyCorp
5.10%, 03/24/21	$100	$115,140
Morgan Stanley
4.10%, 05/22/23[b]	50	51,602
4.35%, 09/08/26	225	235,037
4.88%, 11/01/22	175	190,596
5.00%, 11/24/25	125	137,392
National City Corp.
6.88%, 05/15/19	50	59,440
Regions Bank/Birmingham AL
7.50%, 05/15/18	250	292,074
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	250	248,820
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	100	105,647
6.00%, 12/19/23	125	140,049
6.10%, 06/10/23	50	55,959
6.13%, 12/15/22[b]	75	84,555
6.40%, 10/21/19[b]	100	118,081
7.65%, 12/31/49 (Call 09/30/31)[c]	25	29,875
SMFG Preferred Capital USD 3 Ltd.
9.50%, 07/29/49 (Call 07/25/18)[a,c]	100	121,250
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	102,259
3.60%, 04/15/16 (Call 03/15/16)	50	51,475
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[c]	75	77,823
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[a]	100	106,228
Wells Fargo Capital X
5.95%, 12/01/86	50	51,250

		9,475,846
BEVERAGES — 0.36%
Constellation Brands Inc.
4.25%, 05/01/23	50	51,250
6.00%, 05/01/22[b]	50	56,500
7.25%, 05/15/17	100	111,187
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	50,997
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	75	78,027
5.00%, 05/01/42	50	56,582

		404,543
BIOTECHNOLOGY — 1.61%
Amgen Inc.
1.25%, 05/22/17	100	99,996
2.20%, 05/22/19 (Call 04/22/19)	50	50,641
2.50%, 11/15/16	125	128,245
3.45%, 10/01/20	50	53,029
3.63%, 05/15/22 (Call 02/15/22)	50	53,016
3.63%, 05/22/24 (Call 02/22/24)[b]	100	105,504
3.88%, 11/15/21 (Call 08/15/21)	100	108,040
4.10%, 06/15/21 (Call 03/15/21)	50	54,804
4.95%, 10/01/41	25	28,848
5.15%, 11/15/41 (Call 05/15/41)	150	177,748
5.38%, 05/15/43 (Call 11/15/42)	50	61,416
5.65%, 06/15/42 (Call 12/15/41)	50	62,975
5.70%, 02/01/19	50	57,113

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.75%, 03/15/40	$50	$62,813
6.38%, 06/01/37	50	66,046
6.40%, 02/01/39	100	133,890
6.90%, 06/01/38	50	69,903
Biogen Idec Inc.
6.88%, 03/01/18	50	57,774
Celgene Corp.
1.90%, 08/15/17	50	50,657
3.25%, 08/15/22	50	51,592
3.63%, 05/15/24 (Call 02/15/24)	150	158,240
3.95%, 10/15/20	50	54,017
4.63%, 05/15/44 (Call 11/15/43)	50	56,186

		1,802,493
BUILDING MATERIALS — 0.50%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	50	50,750
6.75%, 05/01/21 (Call 05/01/16)[a]	100	107,000
CRH America Inc.
6.00%, 09/30/16	25	26,884
8.13%, 07/15/18	50	60,047
Lafarge SA
6.50%, 07/15/16	75	79,500
Masco Corp.
7.13%, 03/15/20	50	57,750
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	50	52,226
7.00%, 12/01/36	50	63,935
Vulcan Materials Co.
7.50%, 06/15/21	50	59,125

		557,217
CHEMICALS — 2.83%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	100	101,532
3.50%, 06/01/23 (Call 03/01/23)	50	51,497
4.90%, 06/01/43 (Call 12/01/42)	25	27,964
5.25%, 01/15/45 (Call 07/15/44)	25	29,573
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	50	51,062
4.75%, 08/15/22 (Call 05/15/22)	50	50,850
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	49,875
CF Industries Inc.
3.45%, 06/01/23	75	76,256
4.95%, 06/01/43	75	81,189
5.15%, 03/15/34	50	56,303
5.38%, 03/15/44	25	28,819
7.13%, 05/01/20	50	60,533
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	150	154,229
4.13%, 11/15/21 (Call 08/15/21)	100	108,909
4.25%, 11/15/20 (Call 08/15/20)	100	109,907
4.25%, 10/01/34 (Call 04/01/34)	25	26,085
4.38%, 11/15/42 (Call 05/15/42)	75	77,796
4.63%, 10/01/44 (Call 04/01/44)	25	26,973
5.25%, 11/15/41 (Call 05/15/41)	75	86,863
7.38%, 11/01/29	75	104,756
8.55%, 05/15/19	125	157,118
9.40%, 05/15/39	50	85,908

Security	Principal (000s)	Value

Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	$25	$24,688
Eastman Chemical Co.
2.40%, 06/01/17	50	51,084
2.70%, 01/15/20 (Call 12/15/19)	35	35,749
3.80%, 03/15/25 (Call 12/15/24)	150	158,237
4.65%, 10/15/44 (Call 04/15/44)	50	54,607
4.80%, 09/01/42 (Call 03/01/42)	50	55,383
Ecolab Inc.
1.45%, 12/08/17	50	50,026
3.00%, 12/08/16	75	77,674
4.35%, 12/08/21	50	55,915
5.50%, 12/08/41	50	62,511
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a]	100	105,750
LYB International Finance BV
4.00%, 07/15/23	50	52,681
4.88%, 03/15/44 (Call 09/15/43)	50	54,747
5.25%, 07/15/43	50	57,526
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	110,022
6.00%, 11/15/21 (Call 08/17/21)	200	235,893
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	27,400
5.45%, 11/15/33 (Call 05/15/33)	50	59,806
5.63%, 11/15/43 (Call 05/15/43)	25	30,695
PolyOne Corp.
5.25%, 03/15/23	25	25,375
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[a]	25	21,313
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	100	104,375
WR Grace & Co-Conn
5.13%, 10/01/21[a]	50	52,000

		3,167,454
COAL — 0.18%
Peabody Energy Corp.
6.00%, 11/15/18	100	80,250
6.25%, 11/15/21[b]	75	56,250
6.50%, 09/15/20[b]	25	19,125
7.38%, 11/01/16	50	48,500

		204,125
COMMERCIAL SERVICES — 0.91%
ADT Corp. (The)
2.25%, 07/15/17	50	48,525
3.50%, 07/15/22	75	67,875
4.13%, 04/15/19[b]	50	49,937
4.13%, 06/15/23[b]	75	70,312
4.88%, 07/15/42	25	20,313
6.25%, 10/15/21[b]	50	52,984
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	200	216,000
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)[a]	25	25,958
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	50	53,125
Moody’s Corp.
5.50%, 09/01/20	50	57,819
Synchrony Financial

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

3.00%, 08/15/19 (Call 07/15/19)	$100	$102,509
3.75%, 08/15/21 (Call 06/15/21)	100	104,719
4.25%, 08/15/24 (Call 05/15/24)	25	26,418
Total System Services Inc.
2.38%, 06/01/18	50	50,137
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	25,813
Western Union Co. (The)
5.93%, 10/01/16	50	53,716

		1,026,160
COMPUTERS — 1.33%
Computer Sciences Corp.
6.50%, 03/15/18	50	56,583
Dell Inc.
5.88%, 06/15/19	25	26,750
Hewlett-Packard Co.
2.13%, 09/13/15	100	100,722
2.60%, 09/15/17	150	154,025
2.75%, 01/14/19	50	51,355
3.00%, 09/15/16	100	102,962
3.30%, 12/09/16	50	51,872
3.75%, 12/01/20	50	53,001
4.30%, 06/01/21[b]	150	161,499
4.65%, 12/09/21[b]	100	110,590
6.00%, 09/15/41	100	118,679
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[a]	50	50,406
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	25	24,500
5.00%, 07/15/22 (Call 07/15/17)	25	24,500
6.38%, 12/15/23 (Call 12/15/18)	100	104,500
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	50	51,389
Seagate HDD Cayman
3.75%, 11/15/18	100	103,868
4.75%, 06/01/23	50	53,221
4.75%, 01/01/25[a]	50	52,964
5.75%, 12/01/34 (Call 06/01/34)[a]	30	32,628

		1,486,014
COSMETICS & PERSONAL CARE — 0.03%
Avon Products Inc.
5.00%, 03/15/23[b]	35	30,888

		30,888
DISTRIBUTION & WHOLESALE — 0.09%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	75	77,323
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	25	24,313

		101,636
DIVERSIFIED FINANCIAL SERVICES — 6.71%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[a]	150	151,125
4.50%, 05/15/21[a]	150	154,875
5.00%, 10/01/21[a]	150	159,375
Air Lease Corp.

Security	Principal (000s)	Value

3.38%, 01/15/19 (Call 12/15/18)[b]	$50	$51,172
3.75%, 02/01/22 (Call 12/01/21)	50	51,138
4.25%, 09/15/24 (Call 06/15/24)	25	25,823
5.63%, 04/01/17	100	107,202
Aircastle Ltd.
5.13%, 03/15/21	25	25,313
5.50%, 02/15/22	100	103,020
6.25%, 12/01/19	50	54,000
Ally Financial Inc.
2.75%, 01/30/17	100	99,500
3.50%, 01/27/19	50	49,500
3.75%, 11/18/19	50	49,625
4.75%, 09/10/18	50	51,875
5.13%, 09/30/24	100	103,625
5.50%, 02/15/17	75	78,562
6.25%, 12/01/17	75	80,437
7.50%, 09/15/20	50	59,375
8.00%, 03/15/20	100	119,250
8.00%, 11/01/31	175	225,969
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	104,401
6.80%, 09/01/66 (Call 09/01/16)[c]	25	26,312
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	75	80,250
Discover Financial Services
3.85%, 11/21/22	50	52,408
Ford Motor Credit Co. LLC
1.70%, 05/09/16	200	200,926
2.15%, 01/09/18	200	202,431
3.98%, 06/15/16	100	103,566
4.21%, 04/15/16	100	103,463
4.25%, 02/03/17	200	210,780
4.25%, 09/20/22	200	218,387
5.00%, 05/15/18	200	218,874
5.88%, 08/02/21	200	236,423
6.63%, 08/15/17	200	224,100
8.13%, 01/15/20	100	125,781
General Motors Financial Co. Inc.
2.63%, 07/10/17	50	50,441
3.25%, 05/15/18	50	50,750
3.50%, 07/10/19	50	51,236
4.00%, 01/15/25 (Call 10/15/24)	150	153,277
4.25%, 05/15/23	25	26,000
4.38%, 09/25/21	100	106,000
4.75%, 08/15/17	100	105,859
Goldman Sachs Capital I
6.35%, 02/15/34	75	92,512
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	100	101,360
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	100	99,500
4.88%, 03/15/19 (Call 07/15/16)	100	101,750
5.88%, 02/01/22 (Call 08/01/17)	100	102,250
6.00%, 08/01/20 (Call 02/01/17)	100	104,610
International Lease Finance Corp.
3.88%, 04/15/18	100	101,125
4.63%, 04/15/21[b]	50	51,500
5.75%, 05/15/16	50	51,922
5.88%, 04/01/19	20	21,675
5.88%, 08/15/22	25	27,625
6.25%, 05/15/19	100	110,250
6.75%, 09/01/16[a]	100	106,750
7.13%, 09/01/18[a]	100	112,000

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

8.75%, 03/15/17	$75	$83,449
8.88%, 09/01/17	50	56,750
Jefferies Group LLC
5.13%, 04/13/18	45	47,656
5.13%, 01/20/23	25	25,735
6.25%, 01/15/36	25	24,984
8.50%, 07/15/19	100	120,309
Lazard Group LLC
6.85%, 06/15/17	50	55,649
Legg Mason Inc.
5.63%, 01/15/44	50	61,147
MUFG Capital Finance 1 Ltd.
6.35%, 07/29/49 (Call 07/25/16)[c]	100	105,625
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	50	52,781
Navient Corp.
5.00%, 10/26/20	50	49,937
5.50%, 01/15/19	100	103,450
5.50%, 01/25/23[b]	85	81,600
5.63%, 08/01/33	25	20,125
5.88%, 10/25/24	25	23,625
6.00%, 01/25/17	200	209,520
6.13%, 03/25/24	50	48,750
7.25%, 01/25/22	50	54,375
8.00%, 03/25/20	100	111,000
8.45%, 06/15/18	200	226,122
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,460
2.75%, 03/19/19	50	51,414
6.70%, 03/04/20	100	120,688
ORIX Corp.
5.00%, 01/12/16	50	51,759
Synchrony Financial
2.70%, 02/03/20	50	50,508

		7,524,673
ELECTRIC — 3.16%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	50	48,750
5.50%, 03/15/24 (Call 03/15/19)	50	50,125
7.38%, 07/01/21 (Call 06/01/21)	75	83,062
8.00%, 10/15/17	75	83,906
8.00%, 06/01/20	50	57,000
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,270
Appalachian Power Co.
7.00%, 04/01/38	25	36,723
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	53,668
4.50%, 02/01/45 (Call 08/01/44)	100	112,343
5.15%, 11/15/43 (Call 05/15/43)	50	61,684
5.95%, 05/15/37	50	65,565
6.13%, 04/01/36	60	80,739
6.50%, 09/15/37	50	71,275
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[a]	50	53,625
7.88%, 01/15/23 (Call 01/15/17)[a]	50	56,000
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	50	50,983
3.63%, 12/01/24 (Call 09/01/24)	100	105,608
4.45%, 03/15/21	50	55,703
5.20%, 08/15/19	50	56,600

Security	Principal (000s)	Value

5.75%, 10/01/54 (Call 10/01/24)[c]	$25	$26,000
Series B
5.95%, 06/15/35	25	32,260
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	58,348
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	25,492
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	100	102,181
2.15%, 11/15/16	100	102,156
3.05%, 08/15/22 (Call 05/15/22)	100	102,846
3.75%, 04/15/24 (Call 01/15/24)[b]	50	54,156
EDP Finance BV
4.13%, 01/15/20[a]	200	204,752
4.90%, 10/01/19[a]	100	105,722
Exelon Corp.
5.63%, 06/15/35	50	61,681
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	50	50,858
4.00%, 10/01/20 (Call 07/01/20)	50	53,430
5.60%, 06/15/42 (Call 12/15/41)	50	58,046
6.20%, 10/01/17[b]	75	83,799
6.25%, 10/01/39	75	93,711
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	50	51,160
Series B
4.25%, 03/15/23 (Call 12/15/22)	75	79,351
Series C
7.38%, 11/15/31	75	98,252
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	50	53,329
Iberdrola International BV
6.75%, 07/15/36	25	33,504
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	50	59,099
5.25%, 02/15/43 (Call 08/15/42)	25	31,130
5.65%, 02/01/45 (Call 08/01/44)	25	33,026
6.13%, 03/01/22	50	61,049
6.40%, 03/15/18	50	57,084
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)[a]	25	25,875
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	33,395
6.80%, 09/01/18	50	58,829
7.00%, 05/01/32	50	74,053
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,989
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	75	67,372
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	55,662
6.00%, 12/01/39	45	61,398
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	25	24,250
Southern Power Co.
5.15%, 09/15/41[b]	25	30,500
Wisconsin Energy Corp.
6.25%, 05/15/67 (Call 05/15/17)[c]	25	25,125
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	50	55,861

		3,544,360

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Energizer Holdings Inc.
4.70%, 05/19/21	$50	$52,261

		52,261
ELECTRONICS — 0.80%
Agilent Technologies Inc.
5.00%, 07/15/20	75	83,362
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	50	51,158
Flextronics International Ltd.
4.63%, 02/15/20[b]	50	51,875
Jabil Circuit Inc.
4.70%, 09/15/22	50	50,065
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[a]	25	25,342
4.55%, 10/30/24 (Call 07/30/24)[a]	50	51,758
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,722
2.25%, 08/15/16	25	25,456
2.40%, 02/01/19	100	101,983
3.15%, 01/15/23 (Call 10/15/22)	25	25,466
3.30%, 02/15/22	50	51,833
3.60%, 08/15/21 (Call 05/15/21)	50	52,935
4.15%, 02/01/24 (Call 11/01/23)	100	109,127
4.50%, 03/01/21	100	111,024

		892,106
ENGINEERING & CONSTRUCTION — 0.09%
AECOM Technology Corp.
5.75%, 10/15/22 (Call 10/15/17)[a]	50	52,312
5.88%, 10/15/24 (Call 07/15/24)[a]	50	52,188

		104,500
ENTERTAINMENT — 0.23%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[b]	50	51,500
5.38%, 11/01/23 (Call 08/01/23)	75	78,000
International Game Technology
5.35%, 10/15/23 (Call 07/15/23)	25	25,720
7.50%, 06/15/19	50	52,290
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	50	50,563

		258,073
ENVIRONMENTAL CONTROL — 0.76%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	50,375
5.25%, 08/01/20 (Call 08/01/16)	35	35,350
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	100	105,257
3.80%, 05/15/18	50	53,230
5.25%, 11/15/21	75	86,874
6.20%, 03/01/40	75	102,809
Waste Management Inc.
2.60%, 09/01/16	50	51,252
2.90%, 09/15/22 (Call 06/15/22)	50	50,836
4.75%, 06/30/20	25	28,124

Security	Principal (000s)	Value

6.13%, 11/30/39	$25	$34,361
7.00%, 07/15/28	75	102,210
7.75%, 05/15/32	100	153,824

		854,502
FOOD — 2.86%
Ahold Finance USA LLC
6.88%, 05/01/29	50	65,954
ConAgra Foods Inc.
1.90%, 01/25/18	35	34,880
3.20%, 01/25/23 (Call 10/25/22)[b]	85	85,706
4.65%, 01/25/43 (Call 07/25/42)	25	26,801
Delhaize Group SA
5.70%, 10/01/40	50	56,156
General Mills Inc.
2.20%, 10/21/19	100	100,973
4.15%, 02/15/43 (Call 08/15/42)	25	26,026
5.40%, 06/15/40	50	60,591
5.65%, 02/15/19	50	56,978
5.70%, 02/15/17	100	108,927
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)	350	352,844
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	75	82,125
J.M. Smucker Co. (The)
3.50%, 10/15/21	50	53,666
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a]	25	24,125
7.25%, 06/01/21 (Call 06/01/15)[a]	100	103,000
8.25%, 02/01/20 (Call 03/02/15)[a]	75	78,891
Kellogg Co.
4.00%, 12/15/20	50	54,120
4.45%, 05/30/16	50	52,341
Series B
7.45%, 04/01/31	75	100,680
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,685
3.50%, 06/06/22	100	104,761
5.00%, 06/04/42	75	83,971
6.13%, 08/23/18	50	56,559
6.50%, 02/09/40	50	61,007
6.88%, 01/26/39	125	158,457
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	50	50,963
3.30%, 01/15/21 (Call 12/15/20)	50	52,303
3.40%, 04/15/22 (Call 01/15/22)	100	104,226
4.00%, 02/01/24 (Call 11/01/23)	75	81,164
6.15%, 01/15/20	50	58,754
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	50	50,596
4.00%, 02/01/24 (Call 11/01/23)	100	107,818
5.38%, 02/10/20[b]	100	114,600
6.50%, 08/11/17	75	84,264
6.50%, 11/01/31	50	67,697
6.50%, 02/09/40	100	138,208
Safeway Inc.
6.35%, 08/15/17	10	10,796
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	102,659
4.50%, 06/15/22 (Call 03/15/22)	25	27,849
4.88%, 08/15/34 (Call 02/15/34)	75	85,796

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.15%, 08/15/44 (Call 02/15/44)	$25	$29,886

		3,207,803
FOREST PRODUCTS & PAPER — 0.53%
Georgia-Pacific LLC
7.75%, 11/15/29	50	71,978
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	100	103,305
4.80%, 06/15/44 (Call 12/15/43)	75	81,096
6.00%, 11/15/41 (Call 05/15/41)	50	62,159
7.30%, 11/15/39	25	35,035
7.50%, 08/15/21[b]	100	127,335
9.38%, 05/15/19	50	63,700
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	50	47,750

		592,358
GAS — 0.41%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	56,943
5.88%, 03/15/41 (Call 09/15/40)	25	33,571
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	50	54,628
Sempra Energy
2.30%, 04/01/17	50	50,944
2.88%, 10/01/22 (Call 07/01/22)	50	50,320
3.55%, 06/15/24 (Call 03/15/24)	50	52,799
6.00%, 10/15/39	25	33,155
9.80%, 02/15/19	100	129,518

		461,878
HEALTH CARE — PRODUCTS — 0.77%
Becton, Dickinson and Co.
1.80%, 12/15/17	250	252,442
2.68%, 12/15/19	100	102,728
3.73%, 12/15/24 (Call 09/15/24)	150	159,417
4.69%, 12/15/44 (Call 06/15/44)	100	112,983
Boston Scientific Corp.
6.00%, 01/15/20	50	57,397
CareFusion Corp.
6.38%, 08/01/19	50	58,586
Hospira Inc.
6.05%, 03/30/17	25	27,147
Life Technologies Corp.
6.00%, 03/01/20	25	29,109
Zimmer Holdings Inc.
5.75%, 11/30/39	50	64,106

		863,915
HEALTH CARE — SERVICES — 2.81%
Anthem Inc.
1.88%, 01/15/18	100	100,938
2.25%, 08/15/19	100	100,849
2.30%, 07/15/18	50	50,954
3.13%, 05/15/22	50	50,902
3.30%, 01/15/23	75	76,962
3.70%, 08/15/21 (Call 05/15/21)	100	106,567
4.63%, 05/15/42	75	83,335
4.65%, 01/15/43	75	82,685

Security	Principal (000s)	Value

4.65%, 08/15/44 (Call 02/15/44)	$50	$55,966
5.10%, 01/15/44	50	59,815
5.85%, 01/15/36	25	32,124
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	125	129,437
5.13%, 08/01/21 (Call 02/01/17)	50	51,938
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	27,200
5.38%, 02/15/42 (Call 08/15/41)	25	31,765
6.15%, 11/15/36	100	132,373
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	50	51,313
5.63%, 07/31/19[a]	50	54,385
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	50	55,250
6.88%, 07/15/17	75	81,937
HCA Inc.
3.75%, 03/15/19	100	101,000
4.25%, 10/15/19	50	51,438
4.75%, 05/01/23	50	52,375
5.00%, 03/15/24	125	133,750
5.25%, 04/15/25	50	54,500
5.88%, 03/15/22	100	111,500
6.50%, 02/15/20[b]	225	253,125
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	51,625
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	50	50,408
3.85%, 10/01/24 (Call 07/01/24)[b]	50	52,504
4.95%, 10/01/44 (Call 04/01/44)	25	27,661
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,311
2.63%, 02/01/20	30	30,411
3.20%, 02/01/22	50	50,285
3.60%, 02/01/25 (Call 11/01/24)	75	76,809
4.63%, 11/15/20 (Call 08/15/20)	50	54,697
4.70%, 02/01/45 (Call 08/01/44)	50	52,335
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	52,562
Quest Diagnostics Inc.
4.70%, 04/01/21	25	27,475
Tenet Healthcare Corp.
4.38%, 10/01/21	50	49,938
4.50%, 04/01/21[b]	50	50,500
4.75%, 06/01/20	75	76,875
6.00%, 10/01/20	150	162,375
6.25%, 11/01/18	50	54,312
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	25	25,938

		3,146,404
HOLDING COMPANIES — DIVERSIFIED — 0.22%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	60	60,185
4.88%, 11/30/18	50	52,244
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	50	51,274
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	25	26,375
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	50	51,695

		241,773

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

HOME BUILDERS — 0.11%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	$25	$24,906
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	25	25,688
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	50,500
4.75%, 11/15/22 (Call 08/15/22)	25	24,850

		125,944
HOUSEHOLD PRODUCTS & WARES — 0.14%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	53,250
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[b]	25	25,366
3.50%, 12/15/24 (Call 09/15/24)	25	25,871
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	50	54,360

		158,847
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	50	53,368

		53,368
INSURANCE — 3.29%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	75	79,687
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,766
3.38%, 08/15/20[b]	100	105,919
3.88%, 01/15/35 (Call 07/15/34)	50	51,874
4.13%, 02/15/24	100	109,438
4.38%, 01/15/55 (Call 07/15/54)	50	52,624
4.50%, 07/16/44 (Call 01/16/44)[b]	50	54,670
4.88%, 06/01/22	250	285,433
5.85%, 01/16/18	150	168,955
6.25%, 05/01/36	100	133,290
8.18%, 05/15/68 (Call 05/15/38)[c]	100	136,250
Aon Corp.
5.00%, 09/30/20	100	113,673
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	75	77,798
4.60%, 06/14/44 (Call 03/14/44)	25	27,451
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	50	53,772
AXA SA
8.60%, 12/15/30	50	67,500
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	25	26,086
CNA Financial Corp.
5.88%, 08/15/20[b]	50	58,024
Genworth Holdings Inc.
6.52%, 05/22/18	50	50,506
7.63%, 09/24/21	75	73,517
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	50	57,893
5.50%, 03/30/20	50	57,660
8.13%, 06/15/68 (Call 06/15/18)[c]	25	28,250

Security	Principal (000s)	Value

Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	$50	$58,750
Lincoln National Corp.
6.15%, 04/07/36	25	32,522
7.00%, 06/15/40	50	72,170
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	100	104,529
3.50%, 03/10/25 (Call 12/10/24)	50	51,995
4.80%, 07/15/21 (Call 04/15/21)	25	28,467
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	75	85,125
10.75%, 08/01/69 (Call 08/01/34)	25	40,625
Principal Financial Group Inc.
6.05%, 10/15/36	50	66,035
Prudential Financial Inc.
3.50%, 05/15/24[b]	100	104,613
4.60%, 05/15/44	50	55,560
5.20%, 03/15/44 (Call 03/15/24)[c]	50	50,250
5.38%, 06/21/20	25	28,666
5.63%, 06/15/43 (Call 06/15/23)[c]	75	78,000
5.70%, 12/14/36	50	63,114
5.88%, 09/15/42 (Call 09/15/22)[b,c]	50	53,500
6.20%, 11/15/40	50	67,050
7.38%, 06/15/19	75	91,257
Series D
4.75%, 09/17/15	50	51,229
6.00%, 12/01/17	200	224,564
6.63%, 12/01/37	50	69,477
Voya Financial Inc.
2.90%, 02/15/18	50	51,486
5.50%, 07/15/22	75	87,176
5.65%, 05/15/53 (Call 05/15/23)[c]	50	50,250
Willis Group Holdings PLC
5.75%, 03/15/21	25	28,469
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[c]	75	68,812

		3,684,727
INTERNET — 0.88%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	49,024
2.60%, 12/05/19 (Call 11/05/19)	200	205,580
3.30%, 12/05/21 (Call 10/05/21)	50	52,155
3.80%, 12/05/24 (Call 09/05/24)	100	106,037
4.80%, 12/05/34 (Call 06/05/34)	100	111,341
4.95%, 12/05/44 (Call 06/05/44)	75	83,144
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[b]	75	77,718
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	75	73,406
Netflix Inc.
5.38%, 02/01/21	25	25,875
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	50	50,553
4.20%, 09/15/20	50	52,597
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	100	99,375

		986,805
IRON & STEEL — 1.72%
Allegheny Technologies Inc.

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.95%, 01/15/21 (Call 10/15/20)	$25	$26,629
6.13%, 08/15/23 (Call 05/15/23)	25	26,776
ArcelorMittal
5.00%, 02/25/17	75	77,962
5.75%, 08/05/20	50	51,625
6.00%, 03/01/21	100	103,125
6.13%, 06/01/18	100	106,250
6.75%, 02/25/22	100	106,250
7.25%, 03/01/41	50	51,313
7.50%, 10/15/39	75	77,625
10.35%, 06/01/19	100	119,525
Commercial Metals Co.
7.35%, 08/15/18	100	108,250
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	53,485
5.20%, 08/01/43 (Call 02/01/43)	25	29,070
6.40%, 12/01/37	50	64,694
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	25	24,950
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	75	76,687
United States Steel Corp.
7.00%, 02/01/18	50	52,250
7.38%, 04/01/20	25	25,750
Vale Overseas Ltd.
4.38%, 01/11/22[b]	75	71,309
4.63%, 09/15/20[b]	150	149,201
5.63%, 09/15/19[b]	50	52,677
6.25%, 01/23/17	75	79,200
6.88%, 11/21/36[b]	175	172,447
6.88%, 11/10/39	100	98,118
8.25%, 01/17/34	50	56,191
Vale SA
5.63%, 09/11/42	75	65,714

		1,927,073
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	25	26,774
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	50	53,375

		80,149
LODGING — 0.16%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	50	52,576
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	50	47,375
5.38%, 03/15/22 (Call 03/15/17)	25	25,500
7.75%, 08/15/20 (Call 08/15/15)	50	53,125

		178,576
MACHINERY — 0.34%
Case New Holland Industrial Inc.
7.88%, 12/01/17	75	82,575
CNH Industrial Capital LLC
3.25%, 02/01/17	50	49,562
3.38%, 07/15/19[a]	100	96,000
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	50	51,214

Security	Principal (000s)	Value

Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	$50	$50,054
Xylem Inc./NY
3.55%, 09/20/16	50	51,896

		381,301
MANUFACTURING — 0.75%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	50	49,375
Bombardier Inc.
5.75%, 03/15/22[a],[b]	50	46,531
6.00%, 10/15/22 (Call 04/15/17)[a,b]	75	70,688
6.13%, 01/15/23[a],b	50	47,250
7.50%, 03/15/18[a],b	100	101,250
7.75%, 03/15/20[a]	50	50,219
Eaton Corp.
1.50%, 11/02/17	50	50,132
2.75%, 11/02/22	125	127,110
4.00%, 11/02/32	75	80,488
4.15%, 11/02/42	25	27,053
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	54,023
5.75%, 06/15/43	25	31,217
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	51,140
SPX Corp.
6.88%, 09/01/17[b]	50	54,575

		841,051
MEDIA — 8.57%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	100	107,129
4.50%, 02/15/21	50	55,772
4.75%, 09/15/44 (Call 03/15/44)	50	58,958
6.15%, 03/01/37	50	66,683
6.15%, 02/15/41	100	135,877
6.20%, 12/15/34	50	67,177
6.40%, 12/15/35	100	137,491
6.65%, 11/15/37	150	209,478
7.75%, 12/01/45	75	121,062
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	100	100,495
4.60%, 01/15/45 (Call 07/15/44)	50	53,052
4.85%, 07/01/42 (Call 01/01/42)[b]	25	27,453
4.90%, 08/15/44 (Call 02/15/44)	25	27,495
5.75%, 04/15/20	100	116,388
7.88%, 07/30/30	25	36,555
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	300	294,000
5.25%, 09/30/22 (Call 09/30/17)	100	100,375
6.50%, 04/30/21 (Call 04/30/15)	100	105,250
7.38%, 06/01/20 (Call 12/01/15)	200	214,000
CSC Holdings LLC
5.25%, 06/01/24[a]	50	50,187
6.75%, 11/15/21	25	28,000
7.63%, 07/15/18	50	56,125
8.63%, 02/15/19	50	58,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	100	100,376
2.40%, 03/15/17	100	102,291
3.50%, 03/01/16[b]	50	51,370

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

3.80%, 03/15/22	$75	$78,630
3.95%, 01/15/25 (Call 10/15/24)	100	104,943
4.45%, 04/01/24 (Call 01/01/24)	100	108,428
5.00%, 03/01/21	50	55,719
5.15%, 03/15/42	100	108,383
5.20%, 03/15/20	100	113,248
6.00%, 08/15/40 (Call 05/15/40)	100	119,029
6.35%, 03/15/40	50	62,041
6.38%, 03/01/41	25	31,233
Discovery Communications LLC
3.30%, 05/15/22	100	101,759
4.88%, 04/01/43	50	54,362
4.95%, 05/15/42	25	27,444
5.05%, 06/01/20	50	55,975
5.63%, 08/15/19	50	56,934
6.35%, 06/01/40	50	64,478
DISH DBS Corp.
4.25%, 04/01/18	50	50,875
4.63%, 07/15/17	75	76,500
5.00%, 03/15/23	75	73,687
5.13%, 05/01/20	100	101,750
5.88%, 07/15/22	150	151,500
5.88%, 11/15/24	100	100,500
6.75%, 06/01/21	150	162,937
7.13%, 02/01/16	50	52,500
7.88%, 09/01/19	100	113,500
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	25,875
5.13%, 07/15/20 (Call 07/15/16)	25	25,750
6.38%, 10/15/23 (Call 10/15/18)	50	53,250
Grupo Televisa SAB
5.00%, 05/13/45	200	213,835
6.63%, 01/15/40	25	31,917
Historic TW Inc.
6.63%, 05/15/29	50	65,729
6.88%, 06/15/18	100	116,462
Liberty Interactive LLC
8.25%, 02/01/30	25	27,062
Numericable-SFR
6.00%, 05/15/22 (Call 05/15/17)[a]	200	204,580
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	50	50,619
Scripps Networks Interactive Inc.
2.70%, 12/15/16	100	102,859
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	50	50,875
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	54,840
6.50%, 07/15/18	100	114,703
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	108,231
4.50%, 09/15/42 (Call 03/15/42)[b]	125	133,875
5.00%, 02/01/20	100	112,770
5.50%, 09/01/41 (Call 03/01/41)	50	59,218
5.85%, 05/01/17	100	109,700
5.88%, 11/15/40 (Call 05/15/40)	50	61,752
6.55%, 05/01/37	75	98,426
6.75%, 07/01/18	100	116,081
6.75%, 06/15/39	100	135,369
7.30%, 07/01/38	100	140,724
8.25%, 04/01/19	100	124,034
8.75%, 02/14/19	100	125,238

Security	Principal (000s)	Value

Time Warner Entertainment Co. LP
8.38%, 07/15/33	$100	$154,010
Time Warner Inc.
3.40%, 06/15/22[b]	50	51,955
3.55%, 06/01/24 (Call 03/01/24)	100	104,354
4.00%, 01/15/22	100	107,806
4.65%, 06/01/44 (Call 12/01/43)	75	83,497
4.70%, 01/15/21	50	55,866
4.75%, 03/29/21	100	111,663
4.88%, 03/15/20	25	28,180
4.90%, 06/15/42[b]	50	56,763
5.35%, 12/15/43	50	59,989
5.88%, 11/15/16	100	108,431
6.10%, 07/15/40	100	129,808
6.25%, 03/29/41	125	165,070
6.50%, 11/15/36	100	134,612
7.63%, 04/15/31	125	181,963
7.70%, 05/01/32	75	111,570
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[a]	200	207,500
Viacom Inc.
2.50%, 09/01/18	100	101,828
3.88%, 12/15/21[b]	75	79,367
3.88%, 04/01/24 (Call 01/01/24)	100	103,636
4.25%, 09/01/23 (Call 06/01/23)	50	53,592
4.38%, 03/15/43	100	99,511
4.85%, 12/15/34 (Call 06/15/34)	50	53,688
5.25%, 04/01/44 (Call 10/01/43)	50	55,871
5.85%, 09/01/43 (Call 03/01/43)	50	59,572
6.25%, 04/30/16	25	26,638
6.88%, 04/30/36	50	66,255
Videotron Ltd.
5.00%, 07/15/22	50	51,375
5.38%, 06/15/24 (Call 03/15/24)[a]	25	25,625

		9,601,413
MINING — 3.03%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	100	109,161
5.40%, 04/15/21 (Call 01/15/21)[b]	75	83,220
5.72%, 02/23/19	100	111,635
5.90%, 02/01/27	25	28,267
5.95%, 02/01/37	25	26,907
6.15%, 08/15/20	100	114,183
6.75%, 07/15/18	104	118,039
Barrick Gold Corp.
3.85%, 04/01/22	100	99,323
4.10%, 05/01/23	100	100,281
6.95%, 04/01/19[b]	100	115,430
Barrick North America Finance LLC
4.40%, 05/30/21	200	207,451
5.70%, 05/30/41	25	25,671
5.75%, 05/01/43	75	80,192
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50	51,606
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[a]	50	49,312
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	100	97,500
6.88%, 04/01/22 (Call 04/01/17)[a,b]	100	78,500
8.25%, 11/01/19 (Call 11/01/15)[a]	50	44,375
Freeport-McMoRan Inc.

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

2.30%, 11/14/17	$100	$97,093
2.38%, 03/15/18	50	48,035
3.10%, 03/15/20[b]	50	45,788
3.55%, 03/01/22 (Call 12/01/21)	100	89,070
3.88%, 03/15/23 (Call 12/15/22)	100	89,290
4.00%, 11/14/21	100	94,118
4.55%, 11/14/24 (Call 08/14/24)	50	45,874
5.40%, 11/14/34 (Call 05/14/34)	75	64,351
5.45%, 03/15/43 (Call 09/15/42)	125	104,566
Goldcorp Inc.
2.13%, 03/15/18	50	50,009
3.63%, 06/09/21 (Call 04/09/21)	25	25,687
3.70%, 03/15/23 (Call 12/15/22)	150	151,752
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	25	25,124
5.95%, 03/15/24 (Call 12/15/23)	25	24,518
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	100	97,842
4.88%, 03/15/42 (Call 09/15/41)	75	69,070
5.13%, 10/01/19	50	54,404
5.88%, 04/01/35	25	25,502
6.25%, 10/01/39	100	105,784
Southern Copper Corp.
5.25%, 11/08/42	75	66,922
6.75%, 04/16/40	125	131,144
Teck Resources Ltd.
2.50%, 02/01/18	50	47,805
3.00%, 03/01/19[b]	50	46,816
3.75%, 02/01/23 (Call 11/01/22)	50	43,139
4.75%, 01/15/22 (Call 10/15/21)[b]	50	46,142
5.20%, 03/01/42 (Call 09/01/41)	75	57,920
6.00%, 08/15/40 (Call 02/15/40)	25	21,121
6.13%, 10/01/35	50	43,991
6.25%, 07/15/41 (Call 01/15/41)	50	43,596

		3,397,526
OFFICE & BUSINESS EQUIPMENT — 0.31%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	26,486
Xerox Corp.
2.75%, 03/15/19	100	101,826
4.50%, 05/15/21	50	54,318
6.35%, 05/15/18	50	56,941
6.75%, 02/01/17	100	110,408

		349,979
OIL & GAS — 7.54%
Anadarko Finance Co.
7.50%, 05/01/31	100	136,629
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	25	25,398
5.95%, 09/15/16	100	106,934
6.20%, 03/15/40	100	124,455
6.38%, 09/15/17	100	110,980
6.45%, 09/15/36	50	63,749
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/01/16)	50	45,125
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a,b]	50	43,125
5.50%, 09/15/21 (Call 06/15/21)[a]	100	84,000
6.00%, 11/15/24 (Call 08/15/24)[a]	150	122,062

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
1.75%, 01/15/18	$175	$172,417
3.80%, 04/15/24	25	24,752
3.90%, 02/01/25 (Call 11/01/24)	50	49,474
5.70%, 05/15/17	50	54,174
6.25%, 03/15/38	100	111,777
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	45,916
4.45%, 09/15/42 (Call 03/15/42)	50	42,867
5.70%, 10/15/19	50	54,770
6.75%, 11/15/39	75	82,663
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	125	123,281
5.38%, 06/15/21 (Call 06/15/16)	100	100,750
5.75%, 03/15/23	50	51,750
6.50%, 08/15/17	100	106,500
6.63%, 08/15/20	75	80,344
7.25%, 12/15/18	50	54,938
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	23,742
5.88%, 05/01/22 (Call 05/01/17)	50	52,125
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	50	50,000
5.50%, 04/01/23 (Call 10/01/17)[b]	75	75,000
6.50%, 01/15/22 (Call 01/15/17)	25	26,000
7.00%, 01/15/21 (Call 01/15/16)[b]	50	52,625
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	100	90,582
4.50%, 04/15/23 (Call 01/15/23)	75	70,906
4.90%, 06/01/44 (Call 12/01/43)	50	42,721
5.00%, 09/15/22 (Call 03/15/17)	85	80,750
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	50	50,328
3.25%, 05/15/22 (Call 02/15/22)[b]	25	25,190
4.00%, 07/15/21 (Call 04/15/21)	50	53,447
4.75%, 05/15/42 (Call 11/15/41)	50	54,097
5.60%, 07/15/41 (Call 01/15/41)	75	87,489
7.95%, 04/15/32	50	71,218
Devon Financing Corp. LLC
7.88%, 09/30/31	100	140,650
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	75	74,851
5.90%, 12/01/17	25	27,024
6.50%, 08/15/34	50	54,333
6.50%, 02/01/38	25	26,858
6.63%, 08/15/37	75	81,676
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	50	48,439
4.70%, 03/15/21	50	50,175
5.75%, 10/01/44 (Call 04/01/44)	50	50,812
EQT Corp.
4.88%, 11/15/21	50	53,394
6.50%, 04/01/18	50	55,697
8.13%, 06/01/19	50	60,602
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	100	108,000
Hess Corp.
5.60%, 02/15/41	50	54,454
6.00%, 01/15/40	50	58,629
7.13%, 03/15/33	50	62,872
7.30%, 08/15/31	50	62,478
7.88%, 10/01/29	50	67,783
8.13%, 02/15/19[b]	100	119,638

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	$25	$22,500
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	49,508
7.25%, 12/15/19	50	58,615
Kerr-McGee Corp.
6.95%, 07/01/24	100	123,585
7.88%, 09/15/31	25	35,330
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	75	76,312
Marathon Oil Corp.
5.90%, 03/15/18	75	83,162
6.60%, 10/01/37	50	59,587
6.80%, 03/15/32	50	62,897
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	50	50,381
4.75%, 09/15/44 (Call 03/15/44)	25	24,396
5.13%, 03/01/21[b]	50	56,065
6.50%, 03/01/41 (Call 09/01/40)	100	119,792
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	50	44,689
4.00%, 06/01/22 (Call 03/01/22)	50	46,007
Nabors Industries Inc.
4.63%, 09/15/21	50	45,689
5.00%, 09/15/20	25	23,680
6.15%, 02/15/18	100	104,235
Newfield Exploration Co.
5.63%, 07/01/24	50	49,375
5.75%, 01/30/22	50	49,375
6.88%, 02/01/20 (Call 03/02/15)	50	50,375
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	50	50,480
4.15%, 12/15/21 (Call 09/15/21)	100	104,638
5.05%, 11/15/44	50	50,340
5.25%, 11/15/43 (Call 05/15/43)	50	50,697
6.00%, 03/01/41 (Call 09/01/40)	50	55,581
8.25%, 03/01/19	25	30,026
Noble Holding International Ltd.
4.90%, 08/01/20	25	22,613
5.25%, 03/15/42	25	19,330
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/15/16)	50	51,000
Phillips 66
2.95%, 05/01/17	25	25,826
4.30%, 04/01/22	325	351,425
4.65%, 11/15/34 (Call 05/15/34)	65	70,591
4.88%, 11/15/44 (Call 05/15/44)	100	108,549
5.88%, 05/01/42	50	59,795
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[b]	50	50,694
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	22,594
Pride International Inc.
6.88%, 08/15/20	50	56,725
8.50%, 06/15/19	75	88,466
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	47,375
5.38%, 10/01/22 (Call 07/01/22)	25	23,875
6.88%, 03/01/21	25	25,750
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	50	49,500
5.00%, 03/15/23 (Call 03/15/18)[b]	75	73,875
5.75%, 06/01/21 (Call 06/01/16)	50	51,250

Security	Principal (000s)	Value

Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$100	$96,679
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	22,438
6.13%, 11/15/22 (Call 11/15/18)[a]	50	48,250
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	75	73,281
4.95%, 01/23/25 (Call 10/23/24)	75	76,754
7.50%, 02/01/18	50	55,395
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	25	24,109
5.50%, 05/15/42 (Call 11/15/41)	25	24,805
5.85%, 02/01/37	25	25,294
6.25%, 02/01/38	50	52,154
7.75%, 06/01/19	50	58,181
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	75	55,313
5.05%, 12/15/16	100	98,000
6.00%, 03/15/18	75	68,438
6.38%, 12/15/21	75	61,313
6.50%, 11/15/20[b]	50	41,625
6.80%, 03/15/38	50	38,250
7.50%, 04/15/31	50	40,125
Unit Corp.
6.63%, 05/15/21 (Call 05/15/16)	25	23,500
Valero Energy Corp.
6.13%, 02/01/20	100	114,996
6.63%, 06/15/37	110	131,310
7.50%, 04/15/32	25	30,976
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	62	59,365
5.75%, 03/15/21 (Call 12/15/20)	50	47,563
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	23,250
6.00%, 01/15/22 (Call 10/15/21)	100	97,000

		8,448,329
OIL & GAS SERVICES — 0.36%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	25	24,375
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	25,040
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	25	24,880
7.13%, 12/15/21 (Call 12/15/16)	50	48,525
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	100	83,500
5.13%, 09/15/20	50	43,875
5.95%, 04/15/42 (Call 10/17/41)	50	37,000
6.50%, 08/01/36	25	20,125
7.00%, 03/15/38	50	41,750
9.63%, 03/01/19	50	54,000

		403,070
PACKAGING & CONTAINERS — 0.42%
Ball Corp.
4.00%, 11/15/23	50	49,438
5.00%, 03/15/22	75	79,031
5.75%, 05/15/21 (Call 11/15/15)	50	52,312
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	50	52,750

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	$50	$50,000
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a],b	50	51,938
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	53,729
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 04/01/16)	50	51,125
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	31,655

		471,978
PHARMACEUTICALS — 2.97%
AbbVie Inc.
1.75%, 11/06/17	150	151,167
2.00%, 11/06/18	300	302,073
2.90%, 11/06/22	175	177,693
4.40%, 11/06/42	150	163,846
Actavis Funding SCS
1.30%, 06/15/17	100	98,955
2.45%, 06/15/19	25	24,966
3.85%, 06/15/24 (Call 03/15/24)	100	102,095
4.85%, 06/15/44 (Call 12/15/43)	110	113,378
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	125	123,917
Cardinal Health Inc.
3.20%, 03/15/23	25	25,669
Express Scripts Holding Co.
2.25%, 06/15/19	100	100,861
2.65%, 02/15/17	125	128,508
3.13%, 05/15/16	75	77,083
3.50%, 06/15/24 (Call 03/15/24)	100	103,489
3.90%, 02/15/22	50	53,396
4.75%, 11/15/21	150	169,121
6.13%, 11/15/41	25	33,157
McKesson Corp.
1.40%, 03/15/18	75	74,729
2.28%, 03/15/19	100	101,702
3.80%, 03/15/24 (Call 12/15/23)	75	80,049
4.75%, 03/01/21 (Call 12/01/20)	100	112,300
4.88%, 03/15/44 (Call 09/15/43)	50	59,053
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	75	83,965
Medco Health Solutions Inc.
4.13%, 09/15/20	50	54,365
7.13%, 03/15/18	50	58,065
Mylan Inc./PA
2.55%, 03/28/19	100	101,450
2.60%, 06/24/18	50	51,031
5.40%, 11/29/43 (Call 05/29/43)	75	86,334
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	212,196
Zoetis Inc.
1.88%, 02/01/18	50	49,791
3.25%, 02/01/23 (Call 11/01/22)	200	201,662
4.70%, 02/01/43 (Call 08/01/42)	50	51,929

		3,327,995
PIPELINES — 6.73%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	75	76,875

Security	Principal (000s)	Value

5.88%, 04/15/21 (Call 04/15/15)	$50	$52,125
6.13%, 07/15/22 (Call 01/15/17)	100	106,550
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	50,697
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	25	23,000
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	150	139,518
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	50	51,510
5.00%, 10/01/21 (Call 07/01/21)	50	53,438
6.50%, 04/01/20	50	57,201
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	50	48,735
3.90%, 05/15/24 (Call 02/15/24)[a]	50	48,745
5.00%, 05/15/44 (Call 11/15/43)[a]	25	24,231
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	52,617
5.20%, 03/15/20	100	110,706
5.50%, 09/15/40 (Call 03/15/40)	25	26,205
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	100	94,783
4.50%, 06/10/44 (Call 12/10/43)	25	22,994
Energy Transfer Equity LP
5.88%, 01/15/24	75	77,827
7.50%, 10/15/20	75	83,452
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	50	49,729
4.65%, 06/01/21 (Call 03/01/21)	100	106,914
5.20%, 02/01/22 (Call 11/01/21)	25	27,444
6.05%, 06/01/41 (Call 12/01/40)	50	56,733
6.50%, 02/01/42 (Call 08/01/41)	75	88,633
6.70%, 07/01/18[b]	50	56,714
7.50%, 07/01/38	25	32,306
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	51,047
3.75%, 02/15/25 (Call 11/15/24)	50	52,046
3.90%, 02/15/24 (Call 11/15/23)	25	26,334
4.05%, 02/15/22[b]	50	53,378
4.45%, 02/15/43 (Call 08/15/42)	75	78,605
4.85%, 08/15/42 (Call 02/15/42)	75	82,766
4.85%, 03/15/44 (Call 09/15/43)	150	166,003
5.10%, 02/15/45 (Call 08/15/44)	75	85,595
5.20%, 09/01/20	75	85,143
5.95%, 02/01/41	50	62,066
6.13%, 10/15/39	100	126,080
6.50%, 01/31/19	100	116,231
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	25	26,375
Gibson Energy Inc.
6.75%, 07/15/21 (Call 07/15/16)[a]	25	25,219
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	50	49,844
3.45%, 02/15/23 (Call 11/15/22)	50	49,381
3.50%, 09/01/23 (Call 06/01/23)	100	98,620
3.95%, 09/01/22 (Call 06/01/22)	50	51,221
5.00%, 03/01/43 (Call 09/01/42)	50	50,332
5.30%, 09/15/20	50	55,003
5.40%, 09/01/44 (Call 03/01/44)	75	79,627
5.50%, 03/01/44 (Call 09/01/43)	25	26,908
5.95%, 02/15/18	100	110,439
6.00%, 02/01/17	100	107,393
6.38%, 03/01/41	100	114,238

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

6.50%, 09/01/39	$25	$28,697
6.85%, 02/15/20	50	58,473
6.95%, 01/15/38	100	120,924
7.30%, 08/15/33	25	30,237
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	100,779
4.30%, 06/01/25 (Call 03/01/25)	100	104,164
5.30%, 12/01/34 (Call 06/01/34)	50	52,315
5.55%, 06/01/45 (Call 12/01/44)	125	134,666
7.00%, 06/15/17	100	110,440
7.80%, 08/01/31	75	91,744
Magellan Midstream Partners LP
4.25%, 02/01/21	100	110,028
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[b]	50	49,500
4.88%, 12/01/24 (Call 09/01/24)	25	25,125
5.50%, 02/15/23 (Call 08/15/17)[b]	50	51,438
6.75%, 11/01/20 (Call 11/01/15)	50	52,500
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	23,221
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	47,071
6.13%, 02/01/41 (Call 08/01/40)	50	53,504
6.65%, 10/01/36	25	27,257
6.85%, 10/15/37	50	55,859
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	100	101,211
3.65%, 06/01/22 (Call 03/01/22)	25	25,662
3.85%, 10/15/23 (Call 07/15/23)	50	51,906
4.70%, 06/15/44 (Call 12/15/43)	25	26,535
4.90%, 02/15/45 (Call 08/15/44)	50	54,493
5.00%, 02/01/21 (Call 11/01/20)	25	27,745
5.15%, 06/01/42 (Call 12/01/41)	50	55,404
6.50%, 05/01/18	75	85,518
6.65%, 01/15/37	25	32,014
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	75	78,375
5.50%, 04/15/23 (Call 10/15/17)	35	36,575
5.88%, 03/01/22 (Call 12/01/21)	50	54,750
6.50%, 07/15/21 (Call 07/15/16)	50	53,000
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	49,631
6.85%, 07/15/18[a]	50	52,500
6.88%, 04/15/40[a]	25	26,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	100,125
5.63%, 04/15/23	150	150,000
5.75%, 05/15/24 (Call 02/15/24)	100	100,500
6.25%, 03/15/22	100	103,625
Spectra Energy Capital LLC
6.20%, 04/15/18	50	55,960
8.00%, 10/01/19	100	122,678
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	50	55,218
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	50	51,769
5.30%, 04/01/44 (Call 10/01/43)	25	26,114
5.35%, 05/15/45 (Call 11/15/44)	50	52,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a]	50	48,750
4.25%, 11/15/23 (Call 05/15/18)	50	46,750
5.00%, 01/15/18 (Call 10/15/17)[a]	100	101,980
5.25%, 05/01/23 (Call 11/01/17)	25	24,875

Security	Principal (000s)	Value

Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	$50	$50,688
6.25%, 10/15/22 (Call 10/15/18)[a]	75	76,125
TransCanada PipeLines Ltd.
6.35%, 05/15/67 (Call 05/15/17)[c]	50	48,000
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	51,641
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	44,624
4.55%, 06/24/24 (Call 03/24/24)	100	92,550
5.75%, 06/24/44 (Call 12/24/43)	50	42,493
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	47,655
3.90%, 01/15/25 (Call 10/15/24)[b]	100	96,717
4.00%, 11/15/21 (Call 08/15/21)	50	50,565
4.30%, 03/04/24 (Call 12/04/23)	25	25,039
4.50%, 11/15/23 (Call 08/15/23)	100	101,925
4.90%, 01/15/45 (Call 10/15/44)	50	46,975
5.25%, 03/15/20	50	54,601
6.30%, 04/15/40	75	82,520

		7,542,699
REAL ESTATE — 0.16%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	50	50,893
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	50	52,375
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a]	50	53,685
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	25	26,835

		183,788
REAL ESTATE INVESTMENT TRUSTS — 2.60%
American Tower Corp.
3.40%, 02/15/19	200	206,228
3.45%, 09/15/21[b]	100	101,699
3.50%, 01/31/23	50	50,073
4.50%, 01/15/18	50	53,467
4.70%, 03/15/22	50	53,985
5.05%, 09/01/20[b]	50	55,360
ARC Properties Operating Partnership LP
2.00%, 02/06/17	100	95,996
3.00%, 02/06/19 (Call 01/06/19)	50	47,771
4.60%, 02/06/24 (Call 11/06/23)	25	24,318
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,298
3.80%, 02/01/24 (Call 11/01/23)	50	53,263
3.85%, 02/01/23 (Call 11/01/22)	50	53,497
4.13%, 05/15/21 (Call 02/15/21)	75	81,762
5.88%, 10/15/19	100	117,057
Crown Castle International Corp.
4.88%, 04/15/22	25	25,325
5.25%, 01/15/23	175	179,375
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	50	50,725
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	25	25,938
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	75	84,087
4.63%, 12/15/21 (Call 09/15/21)	50	56,017

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

4.75%, 07/15/20 (Call 04/15/20)	$50	$55,814
5.13%, 03/15/16	50	52,358
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	50,519
3.40%, 02/01/25 (Call 11/01/24)	50	50,586
3.75%, 02/01/16	50	51,415
3.88%, 08/15/24 (Call 05/15/24)	50	52,249
4.25%, 11/15/23 (Call 08/15/23)	50	53,784
5.38%, 02/01/21 (Call 11/03/20)	150	170,980
6.70%, 01/30/18	50	56,930
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	50	52,082
4.13%, 04/01/19 (Call 01/01/19)	50	53,821
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	50	54,224
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	52,500
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	25	25,792
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	25	26,500
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	50	52,229
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	55,571
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	75	79,312
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	50	51,211
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	50	50,982
4.00%, 04/30/19 (Call 01/30/19)	100	107,236
4.75%, 06/01/21 (Call 03/01/21)	25	27,661
Weyerhaeuser Co.
4.63%, 09/15/23	50	55,335
7.38%, 03/15/32	75	103,018

		2,911,350
RETAIL — 2.63%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	50	52,000
7.00%, 05/20/22 (Call 05/20/17)	35	36,662
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	75	79,342
4.00%, 11/15/20 (Call 08/15/20)	25	26,884
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)[b]	50	55,311
Best Buy Co. Inc.
5.00%, 08/01/18	74	76,960
5.50%, 03/15/21 (Call 12/15/20)	25	25,813
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	50	50,750
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,601
2.25%, 08/12/19 (Call 07/12/19)	50	50,994
2.75%, 12/01/22 (Call 09/01/22)	75	75,570
3.38%, 08/12/24 (Call 05/12/24)	25	26,317
4.00%, 12/05/23 (Call 09/05/23)	125	137,603
4.13%, 05/15/21 (Call 02/15/21)	50	55,168
5.30%, 12/05/43 (Call 06/05/43)[b]	50	63,916
5.75%, 06/01/17	75	82,917
6.13%, 09/15/39	50	68,134

Security	Principal (000s)	Value

Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$60	$58,218
4.13%, 07/15/17	50	52,470
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	57,941
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	50	53,350
L Brands Inc.
5.63%, 02/15/22	50	54,250
5.63%, 10/15/23	50	54,250
6.63%, 04/01/21	50	56,500
6.90%, 07/15/17[b]	50	55,250
8.50%, 06/15/19	50	60,125
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	125	130,879
3.88%, 01/15/22 (Call 10/15/21)	25	26,904
4.50%, 12/15/34 (Call 06/15/34)[b]	50	53,657
5.90%, 12/01/16	50	54,218
6.38%, 03/15/37	25	32,977
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	50,000
QVC Inc.
4.38%, 03/15/23	50	51,187
4.45%, 02/15/25	50	50,774
4.85%, 04/01/24	25	26,169
Rite Aid Corp.
8.00%, 08/15/20 (Call 08/15/15)	25	26,687
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	53,500
6.88%, 11/15/19 (Call 11/15/15)	35	37,144
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[b]	50	50,664
4.38%, 01/12/23 (Call 10/12/22)	25	25,485
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	49,250
Walgreen Co.
1.80%, 09/15/17	50	50,524
3.10%, 09/15/22	150	152,769
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	100	100,951
2.70%, 11/18/19 (Call 10/18/19)	100	102,394
3.30%, 11/18/21 (Call 09/18/21)	50	51,955
3.80%, 11/18/24 (Call 08/18/24)	50	52,878
4.50%, 11/18/34 (Call 05/18/34)	100	108,715
4.80%, 11/18/44 (Call 05/18/44)	100	113,067

		2,945,044
SAVINGS & LOANS — 0.09%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	100	104,522

		104,522
SEMICONDUCTORS — 0.74%
Altera Corp.
2.50%, 11/15/18	50	51,056
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	75	78,711
4.65%, 11/01/24 (Call 08/01/24)	50	53,326
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	50	50,679
Micron Technology Inc.

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.25%, 08/01/23[a]	$50	$50,031
5.50%, 02/01/25 (Call 08/01/19)[a]	70	70,350
5.88%, 02/15/22 (Call 02/15/17)[a]	25	26,250
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	200	200,000
Sensata Technologies BV
4.88%, 10/15/23[a]	50	50,750
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[a]	200	199,000

		830,153
SHIPBUILDING — 0.05%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	50	51,875

		51,875
SOFTWARE — 0.83%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	100	107,125
6.13%, 09/15/23 (Call 09/15/18)[a]	25	27,250
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	75	76,012
4.75%, 02/01/20	50	56,175
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	60	62,400
6.13%, 11/01/23 (Call 11/01/18)[a]	50	52,125
CA Inc.
5.38%, 12/01/19	50	56,062
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	50,944
3.88%, 06/05/24 (Call 03/05/24)	25	26,004
5.00%, 03/15/22 (Call 03/15/17)	50	52,926
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	100	107,000
7.38%, 06/15/19 (Call 06/15/15)[a]	125	131,094
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	26,201
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a]	50	52,125
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	50	51,375

		934,818
TELECOMMUNICATIONS — 10.24%
British Telecommunications PLC
5.95%, 01/15/18	200	224,590
9.63%, 12/15/30	150	245,283
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	51,490
CenturyLink Inc.
5.80%, 03/15/22	50	52,625
6.45%, 06/15/21	100	108,250
7.65%, 03/15/42	50	50,500
Series V
5.63%, 04/01/20	50	52,613
Series W
6.75%, 12/01/23[b]	50	55,813
Deutsche Telekom International Finance BV
6.75%, 08/20/18	100	116,889
8.75%, 06/15/30	175	267,664

Security	Principal (000s)	Value

9.25%, 06/01/32	$75	$125,134
Embarq Corp.
7.08%, 06/01/16	100	107,060
8.00%, 06/01/36	100	115,250
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	100	103,000
6.88%, 01/15/25 (Call 10/15/24)	50	50,688
7.13%, 01/15/23	50	51,875
7.63%, 04/15/24	25	26,438
8.13%, 10/01/18	50	56,063
8.25%, 04/15/17	50	55,250
8.50%, 04/15/20	100	112,500
9.00%, 08/15/31[b]	50	54,000
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	100	99,875
Koninklijke KPN NV
8.38%, 10/01/30	50	72,117
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a]	200	204,500
Motorola Solutions Inc.
3.50%, 03/01/23	75	75,902
3.75%, 05/15/22	25	25,839
4.00%, 09/01/24	25	26,095
Nokia OYJ
5.38%, 05/15/19	75	81,937
6.63%, 05/15/39	25	27,938
Orange SA
2.75%, 09/14/16	50	51,303
2.75%, 02/06/19	50	51,727
5.38%, 07/08/19	125	142,748
5.38%, 01/13/42	50	60,943
5.50%, 02/06/44 (Call 08/06/43)	50	62,438
9.00%, 03/01/31	150	234,620
Qwest Corp.
6.75%, 12/01/21	200	229,500
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	25,002
4.10%, 10/01/23 (Call 07/01/23)	50	53,760
4.50%, 03/15/43 (Call 09/15/42)	25	27,275
5.00%, 03/15/44 (Call 09/15/43)	25	29,071
5.45%, 10/01/43 (Call 04/01/43)	50	61,161
6.80%, 08/15/18	125	145,777
SoftBank Corp.
4.50%, 04/15/20[a]	200	200,000
Sprint Communications Inc.
7.00%, 03/01/20[a]	50	54,500
9.00%, 11/15/18[a]	150	172,875
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	50	51,125
6.13%, 01/15/22 (Call 01/15/18)	50	51,438
6.25%, 04/01/21 (Call 04/01/17)	100	103,250
6.38%, 03/01/25 (Call 09/01/19)	50	50,875
6.46%, 04/28/19 (Call 04/28/15)	50	51,813
6.50%, 01/15/24 (Call 01/15/19)	50	51,875
6.54%, 04/28/20 (Call 04/28/16)	50	51,797
6.63%, 11/15/20 (Call 11/15/15)	50	51,988
6.63%, 04/28/21 (Call 04/28/17)	100	103,825
6.63%, 04/01/23 (Call 04/01/18)	200	207,500
6.73%, 04/28/22 (Call 04/28/17)	100	103,625
6.84%, 04/28/23 (Call 04/28/18)	100	104,250
Telecom Italia Capital SA
5.25%, 10/01/15	50	50,750
6.00%, 09/30/34	50	51,375

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

6.38%, 11/15/33	$125	$132,500
7.00%, 06/04/18	50	56,000
7.18%, 06/18/19	50	57,250
7.20%, 07/18/36	75	83,437
7.72%, 06/04/38	50	57,500
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	53,966
Telefonica Emisiones SAU
3.19%, 04/27/18	150	156,447
3.99%, 02/16/16[b]	100	102,880
5.13%, 04/27/20	125	141,509
5.46%, 02/16/21	100	115,706
6.42%, 06/20/16	75	80,364
7.05%, 06/20/36	125	173,640
Telefonica Europe BV
8.25%, 09/15/30	75	109,329
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	150	163,125
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a]	150	161,625
Verizon Communications Inc.
1.35%, 06/09/17	225	224,628
2.00%, 11/01/16	100	101,518
2.45%, 11/01/22 (Call 08/01/22)	100	96,903
2.50%, 09/15/16	34	34,790
2.63%, 02/21/20[a]	100	101,098
3.50%, 11/01/24 (Call 08/01/24)[b]	50	51,307
3.65%, 09/14/18	100	106,204
4.15%, 03/15/24 (Call 12/15/23)	100	107,457
4.40%, 11/01/34 (Call 05/01/34)	200	211,619
4.50%, 09/15/20	100	110,190
4.60%, 04/01/21	100	111,066
4.75%, 11/01/41	50	53,926
4.86%, 08/21/46[a],b	200	220,220
5.01%, 08/21/54[a]	200	220,215
5.05%, 03/15/34 (Call 12/15/33)	25	28,328
5.15%, 09/15/23	200	229,684
6.00%, 04/01/41	100	125,162
6.35%, 04/01/19	150	175,086
6.40%, 09/15/33	100	129,665
6.40%, 02/15/38	50	64,774
6.55%, 09/15/43	450	609,754
6.90%, 04/15/38	50	68,280
7.75%, 12/01/30	50	72,736
Vodafone Group PLC
1.50%, 02/19/18	150	149,249
1.63%, 03/20/17	100	100,679
2.50%, 09/26/22	50	48,639
2.95%, 02/19/23	125	124,921
4.38%, 03/16/21	50	55,045
4.38%, 02/19/43	50	52,405
4.63%, 07/15/18	75	81,885
5.45%, 06/10/19	25	28,545
5.63%, 02/27/17	150	163,054
6.15%, 02/27/37	100	127,280
7.88%, 02/15/30	50	71,532
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a]	200	195,000

		11,483,486

Security	Principal (000s)	Value

TEXTILES — 0.13%
INVISTA Finance LLC
4.25%, 10/15/19[a]	$100	$99,875
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	50	51,253

		151,128
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.35%, 03/15/40	25	31,893

		31,893
TRANSPORTATION — 1.83%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	51,384
3.05%, 09/01/22 (Call 06/01/22)	50	51,837
3.40%, 09/01/24 (Call 06/01/24)	100	105,161
3.75%, 04/01/24 (Call 01/01/24)	25	27,050
4.38%, 09/01/42 (Call 03/01/42)	25	27,574
4.40%, 03/15/42 (Call 09/15/41)	50	55,305
4.45%, 03/15/43 (Call 09/15/42)	50	55,846
4.55%, 09/01/44 (Call 03/01/44)	50	56,994
4.70%, 10/01/19	25	28,013
4.90%, 04/01/44 (Call 10/01/43)	25	29,799
5.15%, 09/01/43 (Call 03/01/43)	150	184,613
5.40%, 06/01/41 (Call 12/01/40)	50	63,038
5.75%, 03/15/18	50	56,426
5.75%, 05/01/40 (Call 11/01/39)	50	65,402
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	26,281
3.70%, 10/30/20 (Call 07/30/20)	50	53,855
4.10%, 03/15/44 (Call 09/15/43)	25	26,777
4.75%, 05/30/42 (Call 11/30/41)	50	58,175
5.50%, 04/15/41 (Call 10/15/40)	150	191,446
FedEx Corp.
3.90%, 02/01/35	100	104,462
4.00%, 01/15/24	100	109,788
4.10%, 04/15/43	25	26,045
4.10%, 02/01/45	50	52,437
4.90%, 01/15/34	25	29,191
5.10%, 01/15/44	25	30,005
8.00%, 01/15/19	50	61,391
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	51,647
3.25%, 12/01/21 (Call 09/01/21)	100	104,632
3.95%, 10/01/42 (Call 04/01/42)	50	52,968
4.80%, 08/15/43 (Call 02/15/43)[b]	100	119,974
4.84%, 10/01/41	50	59,533
6.00%, 05/23/11	25	35,071

		2,052,120
WATER — 0.05%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)[b]	50	56,005

		56,005

TOTAL CORPORATE BONDS & NOTES (Cost: $106,627,203)		108,475,384

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 0.19%
U.S. Treasury Note/Bond
4.38%, 05/15/40	$150	$213,005

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $210,393)		213,005

SHORT-TERM INVESTMENTS — 8.55%

MONEY MARKET FUNDS — 8.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	6,094	6,094,328
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	493	492,937
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,992	2,992,225

		9,579,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,579,490)		9,579,490

TOTAL INVESTMENTS IN SECURITIES — 105.51%
(Cost: $116,417,086)		118,267,879
Other Assets, Less Liabilities — (5.51)%		(6,174,544)

NET ASSETS — 100.00%		$112,093,335

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

57

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

January 31, 2015

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 99.41%

MORTGAGE-BACKED SECURITIES — 99.41%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/44[a]	$745	$780,293
Series 2006-5, Class A4
5.41%, 09/10/47	900	941,682
Series 2006-5, Class AM
5.45%, 09/10/47	250	261,459
Series 2007-2, Class A4
5.63%, 04/10/49[a]	700	754,420
Series 2007-3, Class A4
5.59%, 06/10/49[a]	550	591,544
Series 2007-5, Class A4
5.49%, 02/10/51	300	321,803
Series 2008-1, Class A4
6.23%, 02/10/51[a]	108	119,723
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 09/11/41	371	388,872
Series 2006-PW14, Class A4
5.20%, 12/11/38	500	530,544
Series 2007-PW15, Class A4
5.33%, 02/11/44	130	138,027
Series 2007-PW16, Class A4
5.71%, 06/11/40[a]	550	596,541
Series 2007-PW16, Class AM
5.71%, 06/11/40[a]	250	271,151
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	598,731
Series 2007-PW18, Class A4
5.70%, 06/11/50	880	961,327
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	442,875
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	294	315,759
Series 2007-T28, Class AJ
5.95%, 09/11/42 (Call 10/07/17)[a]	140	151,046
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.23%, 07/15/44[a]	230	235,363
Series 2007-CD4, Class A4
5.32%, 12/11/49	650	687,701
CD Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/48	598	624,265
Series 2006-CD3, Class AM
5.65%, 10/15/48	700	742,060
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	568	619,905
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	145	148,822
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.71%, 12/10/49[a]	800	870,778
Series 2007-C6, Class ASB

Security	Principal (000s)	Value

5.71%, 12/10/49[a]	$62	$63,877
Series 2008-C7, Class A4
6.15%, 12/10/49[a]	185	203,202
Series 2012-GC8, Class A2
1.81%, 09/10/45	400	404,308
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	312,238
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	103,641
Series 2013-GC17, Class A4
4.13%, 11/10/46	400	447,817
Series 2014-GC19, Class B
4.81%, 03/10/47[a]	250	275,616
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	547,993
Series 2014-GC23, Class A2
2.85%, 07/10/47	250	259,989
Series 2014-GC25, Class A4
3.64%, 10/10/47	800	861,855
Series 2014-GC25, Class B
4.35%, 10/10/47	100	106,958
COMM Mortgage Trust
Series 2006-C7, Class A4
5.76%, 06/10/46[a]	486	507,181
Series 2006-C8, Class A4
5.31%, 12/10/46	585	618,274
Series 2006-C8, Class AM
5.35%, 12/10/46	600	641,866
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	711,019
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	266,386
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	256,961
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	393,520
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	205,783
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	135,437
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	525,760
Series 2013-CR09, Class A4
4.24%, 07/10/45[a]	600	678,688
Series 2013-CR10, Class A1
1.28%, 08/10/46	193	193,429
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	156,192
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	284,400
Series 2013-CR11, Class B
5.16%, 10/10/46[a]	200	231,154
Series 2013-CR12, Class A4
4.05%, 10/10/46	300	333,338
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	524,503
Series 2013-CR6, Class ASB
2.62%, 03/10/46	500	510,517
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	102,902
Series 2013-LC6, Class B
3.74%, 01/10/46	130	135,167
Series 2014-CR15, Class A2

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2015

Security	Principal (000s)	Value

2.93%, 02/10/47	$250	$260,400
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	446,268
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	556,136
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	221,691
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	323,704
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	554,911
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	363,180
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	275,869
Series 2014-UBS3, Class A4
3.82%, 06/10/47	500	545,815
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	150	161,417
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	313,329
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	265,781
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	538,286
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B
6.05%, 12/10/49[a]	463	499,915
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	153,896
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	415,207
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	150	169,261
Series 2014-CR14, Class C
4.61%, 02/10/47[a]	200	218,938
Commercial Mortgage Trust
Series 2006-GG7, Class A4
5.82%, 07/10/38[a]	346	362,285
Series 2007-GG11, Class A4
5.74%, 12/10/49	800	867,622
Series 2007-GG9, Class A4
5.44%, 03/10/39	950	1,013,753
Commission Mortgage Trust
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	739,663
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	600	657,087
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.81%, 06/15/38[a]	609	631,848
Series 2006-C4, Class A3
5.47%, 09/15/39	331	347,811
Series 2006-C4, Class AM
5.51%, 09/15/39	300	316,725
Series 2006-C5, Class A3
5.31%, 12/15/39	370	388,484
Series 2007-C1, Class A3
5.38%, 02/15/40	610	646,762
Series 2007-C3, Class A4
5.70%, 06/15/39[a]	256	276,350
Series 2007-C4, Class A4

Security	Principal (000s)	Value

5.90%, 09/15/39[a]	$494	$535,124
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	300	324,252
Series 2007-C5, Class AAB
5.62%, 09/15/40[a]	346	361,567
DBUBS Mortgage Trust Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	154,486
Federal National Mortgage Association
Series 2011-M5, Class A2
2.94%, 07/25/21	750	793,485
Series 2011-M7, Class A2
2.58%, 09/25/18	400	414,280
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	283	285,560
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	892	896,207
Series 2012-M2, Class A2
2.72%, 02/25/22	500	522,265
Series 2013-M12, Class A
1.53%, 10/25/17	199	201,104
Series 2013-M13, Class A
1.60%, 05/25/18	443	448,577
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	500	544,480
Series 2013-M14, Class APT
2.50%, 04/25/23[a]	473	487,324
Series 2013-M6, Class 1AC
4.22%, 02/25/43[a]	200	225,514
Series 2013-M7, Class A2
2.28%, 12/27/22	250	252,685
Series 2013-M7, Class ASQ2
1.23%, 03/26/18	472	473,839
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	210,882
Series 2014-M3, Class A2
3.48%, 01/25/24[a]	250	275,170
Series 2014-M6, Class A2
2.68%, 05/25/21[a]	400	416,664
Series 2014-M9, Class A2
3.10%, 07/25/24[a]	500	535,425
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,210,609
Series K006, Class A2
4.25%, 01/25/20	500	559,220
Series K007, Class A1
3.34%, 12/25/19	130	136,080
Series K007, Class A2
4.22%, 03/25/20	1,000	1,119,910
Series K008, Class A1
2.75%, 12/25/19	268	277,976
Series K009, Class A2
3.81%, 08/25/20	1,020	1,127,794
Series K010, Class A1
3.32%, 07/25/20	236	247,905
Series K011, Class A1
2.92%, 08/25/20	172	180,314
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	500	557,475
Series K014, Class A1
2.79%, 10/25/20	247	258,062
Series K015, Class A2

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2015

Security	Principal (000s)	Value

3.23%, 07/25/21	$1,000	$1,079,760
Series K019, Class A2
2.27%, 03/25/22	1,000	1,020,270
Series K020, Class A2
2.37%, 05/25/22	500	513,235
Series K021, Class A2
2.40%, 06/25/22	1,000	1,025,760
Series K022, Class A2
2.36%, 07/25/22	300	307,206
Series K023, Class A2
2.31%, 08/25/22	1,000	1,016,300
Series K026, Class A2
2.51%, 11/25/22	1,000	1,029,760
Series K029, Class A2
3.32%, 02/25/23	1,000	1,087,210
Series K030, Class A1
2.78%, 09/25/22	563	590,273
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,080,820
Series K032, Class A2
3.31%, 05/25/23[a]	1,000	1,086,150
Series K034, Class A2
3.53%, 07/25/23[a]	200	220,842
Series K035, Class A2
3.46%, 08/25/23 (Call 08/11/23)[a]	500	549,020
Series K037, Class A2
3.49%, 01/25/24	650	715,871
Series K038, Class A1
2.60%, 10/25/23	972	1,013,413
Series K038, Class A2
3.39%, 03/25/24	1,000	1,094,080
Series K040, Class A2
3.24%, 09/25/24	850	921,102
Series K703, Class A2
2.70%, 05/25/18	1,000	1,043,830
Series K705, Class A2
2.30%, 09/25/18	900	929,268
Series K706, Class A2
2.32%, 10/25/18	200	206,668
Series K707, Class A2
2.22%, 12/25/18	315	324,374
Series K708, Class A2
2.13%, 01/25/19	175	179,615
Series K709, Class A2
2.09%, 03/25/19	840	860,328
Series K710, Class A2
1.88%, 05/25/19	1,010	1,026,291
Series K712, Class A2
1.87%, 11/25/19	1,000	1,013,540
Series K714, Class A2
3.03%, 10/25/20[a]	1,000	1,062,490
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class A4
5.54%, 12/10/49	310	329,579
GS Mortgage Securities Corp. Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	152,867
GS Mortgage Securities Trust
Series 2006-GG8, Class A4
5.56%, 11/10/39	334	352,167
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	317,786
Series 2007-GG10, Class A4

Security	Principal (000s)	Value

5.80%, 08/10/45[a]	$903	$979,258
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	250,911
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	106,952
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	157,687
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	108,610
Series 2013-GC12, Class A2
2.01%, 06/10/46	400	405,480
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	119,174
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	619,390
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	564,210
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	169,868
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	112,974
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	333,345
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	443,844
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	272,754
Series 2014-GC24, Class A5
3.93%, 09/10/47	1,023	1,128,157
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	522,291
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	240	238,435
Series 2013-C12, Class A2
2.42%, 07/15/45	400	410,499
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	47,969
Series 2013-C14, Class A2
3.02%, 08/15/46	250	261,718
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	167,402
Series 2013-C15, Class A2
2.98%, 11/15/45	400	417,583
Series 2013-C15, Class B
4.93%, 11/15/45	200	227,516
Series 2014-C18, Class A1
1.25%, 02/15/47	259	258,555
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	445,625
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	223,548
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	200	226,140
Series 2014-C19, Class A2
3.05%, 04/15/47	300	314,470
Series 2014-C19, Class ASB
3.58%, 04/15/47	330	354,044
Series 2014-C19, Class C
4.68%, 04/15/47[a]	200	213,950
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	425,521
Series 2014-C22, Class C

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2015

Security	Principal (000s)	Value

4.56%, 09/15/47 (Call 08/15/24)[a]	$200	$209,421
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	378,003
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	203,796
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	513,531
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	158,010
Series 2006-CB17, Class A4
5.43%, 12/12/43	385	405,119
Series 2006-LDP7, Class A4
5.88%, 04/15/45[a]	800	833,063
Series 2006-LDP8, Class A4
5.40%, 05/15/45	577	603,512
Series 2006-LDP9, Class A3
5.34%, 05/15/47	295	312,634
Series 2007-CB18, Class A4
5.44%, 06/12/47	433	460,423
Series 2007-CB19, Class A4
5.70%, 02/12/49[a]	400	431,508
Series 2007-LD11, Class A4
5.80%, 06/15/49[a]	305	327,034
Series 2007-LDPX, Class A3
5.42%, 01/15/49	805	857,947
Series 2011-C5, Class A3
4.17%, 08/15/46	500	555,875
Series 2012-C6, Class A3
3.51%, 05/15/45	300	321,832
Series 2012-C8, Class A3
2.83%, 10/15/45	250	256,946
Series 2013-C10, Class A5
3.14%, 12/15/47	600	628,888
Series 2013-C10, Class AS
3.37%, 12/15/47	100	104,333
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	102,719
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	104,602
Series 2013-C10, Class C
4.16%, 12/15/47[a]	200	209,121
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	277,106
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	517,732
Series 2013-LC11, Class AS
3.22%, 04/15/46	300	308,908
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	102,140
Series 2014-C20, Class A5
3.80%, 07/15/47	500	546,237
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	108,033
LB Commercial Mortgage Trust Series 2007-C3, Class A4
5.91%, 07/15/44[a]	150	163,088
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.84%, 06/15/38[a]	766	802,528
Series 2006-C6, Class A4
5.37%, 09/15/39	700	738,168

Security	Principal (000s)	Value

Series 2006-C7, Class A3
5.35%, 11/15/38	$400	$424,340
Series 2006-C7, Class AM
5.38%, 11/15/38	250	264,518
Series 2007-C1, Class A4
5.42%, 02/15/40	970	1,036,425
Series 2007-C2, Class A3
5.43%, 02/15/40	368	394,633
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	346,368
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	263	289,543
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	92	100,697
Series 2008-C1, Class AM
6.27%, 02/12/51[a]	290	324,869
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 07/12/46[a]	853	895,405
Series 2006-4, Class A3
5.17%, 12/12/49	709	747,536
Series 2006-4, Class AM
5.20%, 12/12/49	190	202,095
Series 2007-7, Class A4
5.75%, 06/12/50[a]	700	757,501
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	274,027
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A1
0.92%, 08/15/45	286	285,290
Series 2012-C6, Class A4
2.86%, 11/15/45	300	309,089
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	151,746
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	123,859
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	206,423
Series 2013-C08, Class A2
1.69%, 12/15/48	200	200,872
Series 2013-C09, Class A1
0.83%, 05/15/46	146	144,561
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	306,677
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	278,858
Series 2013-C11, Class A4
4.22%, 08/15/46[a]	500	562,158
Series 2013-C12, Class A1
1.31%, 10/15/46	80	80,359
Series 2013-C9, Class A4
3.10%, 05/15/46	500	520,706
Series 2014-C14, Class A3
3.67%, 02/15/47	250	268,465
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	220,456
Series 2014-C14, Class B
4.64%, 02/15/47[a]	200	222,299
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	269,104
Morgan Stanley Capital I Trust
Series 2006-HQ09, Class A4

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2015

Security	Principal (000s)	Value

5.73%, 07/12/44[a]	$536	$560,872
Series 2006-HQ09, Class AJ
5.79%, 07/12/44[a]	300	314,000
Series 2006-HQ10, Class A4
5.33%, 11/12/41	585	616,044
Series 2006-IQ11, Class AJ
5.67%, 10/15/42[a]	200	204,965
Series 2006-T23, Class A4
5.81%, 08/12/41[a]	325	340,879
Series 2007-IQ14, Class A2
5.61%, 04/15/49	94	94,868
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	300	323,789
Series 2007-IQ15, Class A4
5.91%, 06/11/49[a]	722	786,847
Series 2007-IQ16 Class A4
5.81%, 12/12/49	595	648,502
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	235	249,957
Series 2007-T25, Class AM
5.54%, 11/12/49[a]	400	425,765
Series 2007-T27, Class A4
5.65%, 06/11/42[a]	550	600,033
Series 2011-C3, Class A3
4.05%, 07/15/49	250	268,303
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	265,113
Series 2012-C1, Class B
4.82%, 05/10/45	150	165,998
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	676,740
Series 2012-C4, Class A5
2.85%, 12/10/45	250	256,340
Series 2013-C5, Class A4
3.18%, 03/10/46	400	418,610
Series 2013-C6, Class A4
3.24%, 04/10/46	677	711,393
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3
3.60%, 01/10/45	365	393,485
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5
5.71%, 05/15/43[a]	425	443,893
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	421,753
Series 2006-C28, Class A4
5.57%, 10/15/48	653	689,127
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	191,251
Series 2006-C29, Class A4
5.31%, 11/15/48	584	616,581
Series 2006-C29, Class AM
5.34%, 11/15/48 (Call 12/11/16)	700	740,960
Series 2007-C30, Class A5
5.34%, 12/15/43	725	774,729
Series 2007-C31, Class A4
5.51%, 04/15/47	500	527,197
Series 2007-C32, Class A3
5.72%, 06/15/49[a]	350	377,216
Series 2007-C33, Class A4
5.94%, 02/15/51[a]	697	746,534

Security	Principal (000s)	Value

Series 2007-C34, Class A3
5.68%, 05/15/46	$589	$637,364
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	700	707,555
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	269,319
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	211,317
Series 2012-LC5, Class B
4.14%, 10/15/45	300	321,085
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	730,441
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	328,567
Series 2013-LC12, Class C
4.30%, 07/15/46[a]	100	105,541
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	259,461
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	250	270,549
Series 2012-C09, Class A3
2.87%, 11/15/45	200	205,773
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	159,728
Series 2012-C10, Class A1
0.73%, 12/15/45	77	76,539
Series 2012-C10, Class A3
2.88%, 12/15/45	200	205,612
Series 2012-C6, Class AS
3.84%, 04/15/45	145	156,000
Series 2012-C8, Class A3
3.00%, 08/15/45	360	374,717
Series 2013-C14, Class A5
3.34%, 06/15/46	260	276,281
Series 2013-C17, Class A1
1.15%, 12/15/46	403	401,918
Series 2013-C18, Class A3
3.65%, 12/15/46	300	321,141
Series 2014-C20 Class A5
4.00%, 05/15/47	200	221,374
Series 2014-C22, Class A3
3.53%, 09/15/57	150	159,606
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	217,242
Series 2014-C24, Class A5
3.61%, 11/15/47	100	107,546
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	160,026

		124,826,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $121,812,572)		124,826,628

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	759	$758,535

		758,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $758,535)		758,535

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $122,571,107)		125,585,163
Other Assets, Less Liabilities — (0.01)%		(14,528)

NET ASSETS — 100.00%		$125,570,635

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

63

Schedule of Investments  (Unaudited)

iSHARES® CORE GNMA BOND ETF

January 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.44%

MORTGAGE-BACKED SECURITIES — 99.44%
Government National Mortgage Association
2.50%, 01/15/28	$21	$21,909
2.50%, 02/20/28	40	42,134
2.50%, 04/20/43	58	58,738
2.50%, 02/19/45[a]	200	200,750
3.00%, 07/15/27	38	40,058
3.00%, 09/15/27	37	39,711
3.00%, 12/20/27	150	159,064
3.00%, 09/15/42	20	20,368
3.00%, 10/15/42	155	160,894
3.00%, 09/20/43	3,470	3,607,285
3.00%, 08/20/44	2,143	2,228,283
3.00%, 02/19/45[a]	2,900	3,008,179
3.50%, 02/15/26	25	26,865
3.50%, 11/15/26	17	18,229
3.50%, 02/20/27	47	50,029
3.50%, 09/15/41	27	29,052
3.50%, 11/15/41	457	484,459
3.50%, 01/15/42	43	45,874
3.50%, 08/20/42	1,274	1,347,932
3.50%, 09/15/42	94	99,701
3.50%, 10/15/42	29	31,089
3.50%, 10/20/42	739	782,198
3.50%, 11/15/42	194	205,699
3.50%, 03/15/43	114	122,207
3.50%, 05/15/43	132	140,628
3.50%, 06/15/43	107	113,412
3.50%, 12/20/43	1,887	1,995,474
3.50%, 06/20/44	1,168	1,234,796
3.50%, 08/20/44	970	1,026,214
3.50%, 09/20/44	986	1,042,523
3.50%, 10/20/44	1,418	1,499,831
3.50%, 02/19/45[a]	4,000	4,224,976
4.00%, 03/20/26	18	18,679
4.00%, 07/20/26	14	15,383
4.00%, 02/15/41	37	40,010
4.00%, 03/15/41	39	43,038
4.00%, 04/15/41	167	180,771
4.00%, 05/15/41	31	34,163
4.00%, 12/15/41	52	56,982
4.00%, 01/15/42	33	35,774
4.00%, 02/15/42	116	127,017
4.00%, 03/15/42	203	221,543
4.00%, 05/15/42	43	47,320
4.00%, 08/15/42	58	63,180
4.00%, 09/20/42	1,012	1,079,928
4.00%, 04/15/44	394	423,169
4.00%, 05/15/44	446	479,681
4.00%, 08/20/44	258	275,926
4.00%, 10/20/44	2,852	3,051,225
4.00%, 11/20/44	2,420	2,588,786
4.00%, 01/20/45	1,830	1,957,833
4.00%, 02/19/45[a]	610	653,415
4.50%, 04/15/24	35	37,436
4.50%, 07/20/24	16	17,389

Security	Principal or Shares (000s)	Value

4.50%, 08/15/39	$774	$846,373
4.50%, 07/15/40	277	302,925
4.50%, 08/15/40	345	378,679
4.50%, 02/19/45[a]	5,987	6,507,548
5.00%, 07/15/39	146	161,172
5.00%, 07/20/42	707	789,170
5.00%, 02/19/45[a]	3,297	3,626,957
5.50%, 10/15/38	107	119,417
5.50%, 07/20/40	1,151	1,286,263
5.50%, 02/19/45[a]	280	312,288
6.00%, 09/20/38	123	138,850
6.00%, 02/19/45[a]	200	225,781

		50,252,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $49,678,880)		50,252,632

SHORT-TERM INVESTMENTS — 37.41%

MONEY MARKET FUNDS — 37.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	18,905	18,905,372

		18,905,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,905,372)		18,905,372

TOTAL INVESTMENTS IN SECURITIES — 136.85%
(Cost: $68,584,252)		69,158,004
Other Assets, Less Liabilities — (36.85)%		(18,623,018)

NET ASSETS — 100.00%		$50,534,986

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

64

Schedule of Investments (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.52%
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/17 (Call 08/20/16)	$250	$249,861
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class B
1.19%, 05/08/18 (Call 06/08/16)	500	501,114
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,658
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	250,095

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,544,488)		1,551,728

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.87%

MORTGAGE-BACKED SECURITIES — 1.87%
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	500	529,001
CD Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/48	427	445,903
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	379	413,270
COMM Mortgage Trust
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	175	191,428
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
1.00%, 06/15/39[a]	446	480,609
Federal National Mortgage Association
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	100	105,441
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	57	60,392
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	50	55,748
Series K020, Class A2
2.37%, 05/25/22	100	102,647
Series K038, Class A1
2.60%, 10/25/23	97	101,341
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	250,664
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class A4
5.88%, 04/15/45[a]	500	520,665
Series 2006-LDP9, Class A3
5.34%, 05/15/47	491	521,057
Series 2007-CB18, Class A4
5.44%, 06/12/47	481	511,582
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	500	542,092

Security	Principal (000s)	Value

Series 2007-LDPX, Class A3
5.42%, 01/15/49	$329	$351,206
Series 2014-C20, Class A5
3.80%, 07/15/47	150	163,871
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	188	206,817

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,560,333)		5,553,734

CORPORATE BONDS & NOTES — 31.50%

ADVERTISING — 0.05%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/02/15)[b]	25	16,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[c]	100	103,500
Visant Corp.
10.00%, 10/01/17 (Call 03/02/15)[b]	25	21,188

		141,188
AEROSPACE & DEFENSE — 0.21%
BAE Systems Holdings Inc.
6.38%, 06/01/19[b,c]	225	263,987
Boeing Co. (The)
0.95%, 05/15/18	50	49,249
General Dynamics Corp.
1.00%, 11/15/17	25	24,896
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	50	41,500
L-3 Communications Corp.
3.95%, 11/15/16	50	52,243
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,504
Northrop Grumman Corp.
1.75%, 06/01/18	25	25,065
United Technologies Corp.
1.80%, 06/01/17	125	127,587

		610,031
AGRICULTURE — 0.14%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	51,014
9.25%, 08/06/19	50	65,111
9.70%, 11/10/18	50	63,784
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	25,808
Lorillard Tobacco Co.
2.30%, 08/21/17	50	50,432
Philip Morris International Inc.
1.13%, 08/21/17	50	50,092
1.88%, 01/15/19	100	101,385
2.50%, 05/16/16	20	20,488

		428,114

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

AIRLINES — 0.02%
American Airlines Group Inc.
5.50%, 10/01/19[c]	$50	$51,688

		51,688
APPAREL — 0.01%
Nine West Holdings Inc.
8.25%, 03/15/19[c]	25	20,875

		20,875
AUTO MANUFACTURERS — 0.70%
American Honda Finance Corp.
1.13%, 10/07/16	200	200,845
2.25%, 08/15/19	100	102,247
BMW US Capital LLC
1.38%, 04/05/17[d]	350	352,745
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	200	210,250
Daimler Finance North America LLC
2.38%, 08/01/18[c]	150	153,853
General Motors Co.
3.50%, 10/02/18	150	153,750
Hyundai Capital America
1.45%, 02/06/17[d]	100	99,990
2.13%, 10/02/17[c]	125	125,920
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[c]	100	101,325
PACCAR Financial Corp.
0.80%, 02/08/16	15	15,038
Toyota Motor Credit Corp.
0.80%, 05/17/16	200	200,640
1.25%, 10/05/17	25	25,098
2.10%, 01/17/19	125	127,859
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[c]	200	202,874

		2,072,434
AUTO PARTS & EQUIPMENT — 0.07%
Schaeffler Holding Finance BV
6.88%, 08/15/18 (Call 03/02/15)[c,e]	200	209,000

		209,000
BANKS — 10.45%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	100	104,543
4.00%, 04/27/16	200	207,464
ABN AMRO Bank NV
4.25%, 02/02/17[c]	200	211,410
ADCB Finance (Cayman) Ltd.
2.50%, 03/06/18[d]	800	806,000
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	100	94,956
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	200,365
2.25%, 06/13/19	200	204,584
Bank Nederlandse Gemeenten NV
1.13%, 09/12/16[c]	450	453,866
1.88%, 06/11/19[c]	100	102,221

Security	Principal (000s)	Value

Bank of America Corp.
2.65%, 04/01/19[b]	$650	$664,366
5.75%, 12/01/17	200	221,420
6.05%, 05/16/16	100	105,861
6.50%, 08/01/16	575	619,261
6.88%, 04/25/18	300	346,079
Bank of Montreal
1.30%, 07/15/16	150	151,298
1.45%, 04/09/18 (Call 03/09/18)	25	24,962
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,432
2.10%, 01/15/19 (Call 12/15/18)	50	50,854
2.20%, 03/04/19 (Call 02/02/19)	50	50,880
2.30%, 07/28/16	200	204,736
Bank of Nova Scotia (The)
2.05%, 10/30/18	200	202,682
2.90%, 03/29/16	50	51,328
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.70%, 09/09/18[c]	200	205,412
Barclays Bank PLC
5.00%, 09/22/16	300	319,582
5.13%, 01/08/20	100	114,451
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,862
1.60%, 08/15/17 (Call 07/14/17)	200	200,138
3.20%, 03/15/16 (Call 02/16/16)	100	102,325
BBVA Bancomer SA/Grand Cayman
6.01%, 05/17/22	100	103,500
BNP Paribas SA
2.38%, 09/14/17	250	255,717
BPCE SA
2.25%, 01/27/20	250	251,496
Caixa Economica Federal
4.50%, 10/03/18[d]	150	149,393
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[b]	25	25,121
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	500	506,257
CIT Group Inc.
3.88%, 02/19/19	100	99,750
4.25%, 08/15/17	100	101,230
Citigroup Inc.
1.70%, 07/25/16	200	201,904
1.75%, 05/01/18	325	324,293
1.80%, 02/05/18	50	50,162
2.50%, 07/29/19	500	507,181
2.55%, 04/08/19	50	50,890
5.50%, 02/15/17	25	26,947
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	400	411,677
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	375	391,541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20	250	253,370
Credit Agricole SA/London
2.50%, 04/15/19[c]	250	257,641
Credit Suisse/New York NY
6.00%, 02/15/18	250	279,976
Deutsche Bank AG/London
1.40%, 02/13/17	100	100,398
6.00%, 09/01/17	200	223,143
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[c]	250	252,435

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	$150	$152,282
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	207,812
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	100	101,487
2.55%, 10/23/19[b]	350	354,200
3.63%, 02/07/16	200	205,294
5.63%, 01/15/17	140	150,520
6.15%, 04/01/18	325	366,507
7.50%, 02/15/19	150	180,349
HBOS PLC
6.75%, 05/21/18[c]	100	112,495
HSBC USA Inc.
1.63%, 01/16/18	100	100,537
2.25%, 06/23/19	100	101,540
2.38%, 11/13/19	100	101,963
Huntington Bancshares Inc/OH
2.60%, 08/02/18 (Call 07/02/18)	100	102,178
ICICI Bank Ltd./Dubai
4.80%, 05/22/19[d]	200	215,343
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	400	412,163
Industrial & Commercial Bank of China Ltd/Singapore
2.50%, 11/21/17[d]	800	805,141
ING Bank NV
4.00%, 03/15/16[c]	200	206,877
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	202,188
JPMorgan Chase & Co.
1.13%, 02/26/16	50	50,119
1.80%, 01/25/18	700	704,083
2.20%, 10/22/19	350	351,045
6.13%, 06/27/17	50	55,366
6.30%, 04/23/19	200	234,398
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	50	50,692
KfW
0.50%, 04/19/16	775	775,902
0.63%, 12/15/16	400	400,700
1.25%, 02/15/17	75	75,936
2.00%, 06/01/16	50	51,025
4.88%, 06/17/19	800	922,514
Series G
4.38%, 03/15/18	480	530,066
Korea Development Bank (The)
3.00%, 03/17/19	200	209,254
Korea Exchange Bank
2.50%, 06/12/19[d]	800	809,313
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.63%, 04/25/17[d]	350	356,234
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	120,289
1.75%, 04/15/19	100	102,115
2.13%, 07/15/16	250	256,091
Malayan Banking Bhd
3.25%, 09/20/22 (Call 09/20/17)[a,d]	200	200,706
Mizuho Bank Ltd.
2.45%, 04/16/19[c]	200	203,594
Morgan Stanley
1.75%, 02/25/16[b]	200	201,584
2.38%, 07/23/19	650	652,808
3.80%, 04/29/16	300	309,596

Security	Principal (000s)	Value

4.75%, 03/22/17	$200	$213,859
National Australia Bank Ltd.
3.00%, 07/27/16[c]	300	309,949
Nederlandse Waterschapsbank NV
1.88%, 03/13/19[c]	200	204,435
Nordea Bank AB
1.63%, 05/15/18[c]	200	200,204
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	200	200,683
1.13%, 05/29/18	100	100,191
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[f]	350	358,957
6.70%, 06/10/19[f]	75	89,838
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	204,436
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,882
Royal Bank of Canada
1.50%, 01/16/18	150	150,785
2.30%, 07/20/16	325	332,582
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	700	703,308
7.64%, 12/31/49 (Call 09/30/17)[a]	100	107,000
Royal Bank of Scotland NV
4.65%, 06/04/18	100	105,526
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[d]	200	177,044
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[d]	200	185,024
Standard Chartered Bank
6.40%, 09/26/17[c]	100	110,308
State Bank of India/London
3.62%, 04/17/19[d]	200	207,748
State Street Corp.
1.35%, 05/15/18	50	49,793
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[b]	250	252,294
2.90%, 07/22/16[c]	200	205,370
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	51,129
3.60%, 04/15/16 (Call 03/15/16)	50	51,475
Toronto-Dominion Bank (The)
2.13%, 07/02/19[b]	150	152,298
2.38%, 10/19/16	45	46,189
2.63%, 09/10/18[b]	100	103,547
Turkiye Halk Bankasi AS
4.88%, 07/19/17[d]	200	205,260
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	50	50,530
1.95%, 11/15/18 (Call 10/15/18)	200	202,660
Series F
2.20%, 11/15/16 (Call 10/14/16)	100	102,070
UBS AG/Stamford CT
5.88%, 12/20/17	200	224,009
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a]	75	77,823
United Overseas Bank Ltd.
3.75%, 09/19/24 (Call 09/19/19)[a,d]	800	828,720
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[d]	200	175,000
Wachovia Corp.
5.63%, 10/15/16	50	53,625

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Wells Fargo & Co.
1.25%, 07/20/16	$200	$201,162
1.50%, 01/16/18	350	349,707
2.15%, 01/15/19	530	538,413
Westpac Banking Corp.
1.05%, 11/25/16	200	200,642
1.50%, 12/01/17	200	200,822
2.25%, 01/17/19	50	51,217

		30,983,180
BEVERAGES — 0.68%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	25	24,986
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	400	403,615
7.75%, 01/15/19	200	244,953
Coca-Cola Co. (The)
1.65%, 11/01/18	100	101,207
1.80%, 09/01/16	300	305,849
Constellation Brands Inc.
7.25%, 09/01/16	50	54,250
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	49,375
Diageo Capital PLC
1.50%, 05/11/17	75	75,755
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	102,913
PepsiCo Inc.
0.70%, 02/26/16	50	50,106
1.25%, 08/13/17	200	199,993
4.50%, 01/15/20	100	112,326
SABMiller PLC
6.50%, 07/15/18[c]	250	288,215

		2,013,543
BIOTECHNOLOGY — 0.13%
Amgen Inc.
2.13%, 05/15/17	25	25,491
2.20%, 05/22/19 (Call 04/22/19)	200	202,563
2.30%, 06/15/16	150	152,750
		380,804
BUILDING MATERIALS — 0.13%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 03/02/15)	25	20,688
Cemex SAB de CV
5.00%, 10/15/18[a,d]	200	204,500
CRH America Inc.
6.00%, 09/30/16	35	37,637
USG Corp.
9.75%, 01/15/18	50	57,375
Vulcan Materials Co.
7.00%, 06/15/18	50	55,250

		375,450
CHEMICALS — 0.51%
Dow Chemical Co. (The)
2.50%, 02/15/16	200	203,612
8.55%, 05/15/19	50	62,847

Security	Principal (000s)	Value

E.I. du Pont de Nemours & Co.
6.00%, 07/15/18	$100	$114,483
Eastman Chemical Co.
2.40%, 06/01/17	75	76,626
Ecolab Inc.
1.45%, 12/08/17	50	50,026
3.00%, 12/08/16	20	20,713
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/02/15)	50	42,875
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[b,c]	200	193,000
Monsanto Co.
2.13%, 07/15/19	100	101,244
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)[b]	225	227,177
Praxair Inc.
0.75%, 02/21/16	50	50,104
4.50%, 08/15/19	150	168,041
SABIC Capital II BV
2.63%, 10/03/18[d]	200	203,500

		1,514,248
COAL — 0.02%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 03/02/15)	25	6,750
Arch Coal Inc.
9.88%, 06/15/19 (Call 12/15/16)	25	7,125
Peabody Energy Corp.
6.00%, 11/15/18	50	40,125
Walter Energy Inc.
9.50%, 10/15/19 (Call 10/15/16)[c]	25	16,375

		70,375
COMMERCIAL SERVICES — 0.22%
ADT Corp. (The)
2.25%, 07/15/17	50	48,525
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	25	23,813
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[c]	75	71,062
DynCorp International Inc.
10.38%, 07/01/17 (Call 03/02/15)	50	45,000
ERAC USA Finance LLC
6.38%, 10/15/17[c]	50	56,305
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	100	103,000
Interactive Data Corp.
5.88%, 04/15/19 (Call 04/15/15)[b,c]	100	100,250
Jaguar Holding Co II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 03/02/15)[c]	25	26,750
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[c]	50	50,750
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[c]	50	35,000
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/15/15)[c]	50	48,640
Western Union Co. (The)
2.88%, 12/10/17	50	51,347

		660,442

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

COMPUTERS — 0.61%
Apple Inc.
0.45%, 05/03/16	$200	$199,996
1.00%, 05/03/18	25	24,865
2.10%, 05/06/19	50	51,479
Dell Inc.
5.88%, 06/15/19[b]	50	53,500
EMC Corp./MA
1.88%, 06/01/18	75	75,620
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,671
3.00%, 09/15/16	100	102,962
5.40%, 03/01/17	50	54,090
International Business Machines Corp.
1.25%, 02/08/18	200	200,480
5.70%, 09/14/17	800	895,826
NetApp Inc.
2.00%, 12/15/17	25	25,194
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	100	100,500

		1,810,183
COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
2.38%, 03/15/16	50	49,687
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,183
1.75%, 03/15/19	25	25,246
Procter & Gamble Co. (The)
1.45%, 08/15/16	150	151,970
4.70%, 02/15/19	50	56,535

		308,621
DISTRIBUTION & WHOLESALE — 0.02%
VWR Funding Inc.
7.25%, 09/15/17 (Call 03/02/15)	50	52,320

		52,320
DIVERSIFIED FINANCIAL SERVICES — 2.10%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[c]	300	302,250
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	350	358,206
5.63%, 04/01/17	25	26,800
Ally Financial Inc.
2.75%, 01/30/17	150	149,250
3.75%, 11/18/19	150	148,875
American Express Co.
1.55%, 05/22/18	200	199,877
6.80%, 09/01/66 (Call 09/01/16)[a]	50	52,625
American Express Credit Corp.
1.30%, 07/29/16	150	150,997
1.55%, 09/22/17	350	352,524
2.38%, 03/24/17	75	77,183
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	600	611,741
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17[b]	184	207,029

Security	Principal (000s)	Value

CME Group Index Services LLC
4.40%, 03/15/18[c]	$75	$81,669
Credit Suisse USA Inc.
5.85%, 08/16/16	100	107,319
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	202,633
3.00%, 06/12/17	200	206,226
3.98%, 06/15/16	100	103,566
4.21%, 04/15/16	200	206,925
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	200	216,000
General Electric Capital Corp.
1.63%, 04/02/18[b]	275	277,859
2.30%, 04/27/17[b]	170	174,874
General Motors Financial Co. Inc.
4.75%, 08/15/17	100	105,859
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	50	49,750
4.88%, 03/15/19 (Call 07/15/16)	150	152,625
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	51,305
International Lease Finance Corp.
6.25%, 05/15/19	100	110,250
6.75%, 09/01/16[c]	200	213,500
8.75%, 03/15/17	100	111,265
Jefferies Group LLC
5.13%, 04/13/18	150	158,855
Macquarie Group Ltd.
3.00%, 12/03/18[b,c]	200	206,862
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	100	101,307
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	50	46,375
Navient Corp.
4.88%, 06/17/19	50	50,375
8.45%, 06/15/18	150	169,592
Nomura Holdings Inc.
2.00%, 09/13/16	100	100,921
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[c]	50	51,688
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 03/02/15)[c]	25	25,750
Springleaf Finance Corp.
6.90%, 12/15/17	300	321,000

		6,241,707
ELECTRIC — 1.49%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[c]	200	202,250
AES Corp./VA
8.00%, 10/15/17	100	111,875
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	276,487
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	101,563
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	25	28,134
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	101,443
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	150	161,006

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	$200	$200,197
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,900
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,767
Duke Energy Corp.
1.63%, 08/15/17	90	90,725
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[c]	75	77,062
E.ON International Finance BV
5.80%, 04/30/18[c]	100	112,607
EDP Finance BV
4.90%, 10/01/19[c]	100	105,722
Electricite de France SA
2.15%, 01/22/19[c]	100	101,984
Enel Finance International NV
6.25%, 09/15/17[c]	700	781,839
Entergy Texas Inc.
7.13%, 02/01/19	50	59,797
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,717
6.20%, 10/01/17[b]	25	27,933
Florida Power & Light Co.
5.55%, 11/01/17	25	27,968
GenOn Energy Inc.
9.50%, 10/15/18[b]	50	49,625
Hydro-Quebec
1.38%, 06/19/17	100	101,160
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	52,671
7.35%, 02/01/19	100	118,844
Nevada Power Co.
6.50%, 08/01/18	100	115,656
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[a,b]	25	25,000
Nisource Finance Corp.
6.40%, 03/15/18	25	28,542
NRG Energy Inc.
7.63%, 01/15/18	50	54,562
Pacific Gas & Electric Co.
8.25%, 10/15/18	100	122,215
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	25,380
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	75,309
Progress Energy Inc.
7.05%, 03/15/19	400	479,659
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	102,890
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[c]	50	48,500
Southern California Edison Co.
5.00%, 01/15/16	50	52,310
Southern Co. (The)
2.45%, 09/01/18	100	103,164
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)[b]	25	25,105
Xcel Energy Inc.
0.75%, 05/09/16	100	99,998

		4,420,566

Security	Principal (000s)	Value

ELECTRONICS — 0.27%
Honeywell International Inc.
5.00%, 02/15/19	$75	$85,304
5.30%, 03/01/18	300	336,741
Jabil Circuit Inc.
8.25%, 03/15/18	25	28,586
Koninklijke Philips NV
5.75%, 03/11/18	20	22,464
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	300	300,287
2.25%, 08/15/16	20	20,365

		793,747
ENGINEERING & CONSTRUCTION — 0.10%
Abengoa Finance SAU
8.88%, 11/01/17[c]	300	305,250

		305,250
ENTERTAINMENT — 0.08%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	100	102,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[c]	50	50,375
Scientific Games Corp.
8.13%, 09/15/18 (Call 03/02/15)[b]	100	84,000

		236,875
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
5.50%, 09/15/19	100	114,649
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[c]	50	44,125
Waste Management Inc.
2.60%, 09/01/16	25	25,626

		184,400
FOOD — 0.45%
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/02/15)	50	49,625
ConAgra Foods Inc.
1.90%, 01/25/18	75	74,743
General Mills Inc.
2.20%, 10/21/19	225	227,188
5.70%, 02/15/17	25	27,232
JBS Finance II Ltd.
8.25%, 01/29/18 (Call 03/02/15)[d]	100	103,536
Kellogg Co.
3.25%, 05/21/18	50	52,449
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,685
Kroger Co. (The)
2.20%, 01/15/17	20	20,385
2.30%, 01/15/19 (Call 12/15/18)	50	50,775
Marfrig Holding Europe BV
8.38%, 05/09/18[d]	200	188,400
Mondelez International Inc.
4.13%, 02/09/16	25	25,831
6.13%, 02/01/18	100	112,673

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[c]	$100	$102,000
Unilever Capital Corp.
2.20%, 03/06/19	100	102,679
Wesfarmers Ltd.
2.98%, 05/18/16[c]	150	154,150

		1,342,351
FOREST PRODUCTS & PAPER — 0.07%
International Paper Co.
7.95%, 06/15/18	125	147,700
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/02/15)	50	48,875

		196,575
GAS — 0.13%
National Grid PLC
6.30%, 08/01/16	100	107,713
Sabine Pass LNG LP
7.50%, 11/30/16	150	157,875
Sempra Energy
2.30%, 04/01/17	25	25,472
6.15%, 06/15/18	25	28,437
9.80%, 02/15/19	50	64,759

		384,256
HEALTH CARE — PRODUCTS — 0.33%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	52,500
Baxter International Inc.
1.85%, 01/15/17	25	25,434
1.85%, 06/15/18	100	100,919
Becton, Dickinson and Co.
1.80%, 12/15/17	350	353,418
Boston Scientific Corp.
2.65%, 10/01/18	50	50,578
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	50	50,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	54,875
Medtronic Inc.
0.88%, 02/27/17	50	49,901
1.50%, 03/15/18[c]	225	226,105
Stryker Corp.
2.00%, 09/30/16	25	25,494

		989,224
HEALTH CARE — SERVICES — 0.44%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	50,263
Anthem Inc.
2.25%, 08/15/19	50	50,425
2.30%, 07/15/18	50	50,954
Centene Corp.
5.75%, 06/01/17	50	52,938
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,775
8.00%, 11/15/19 (Call 11/15/15)	50	53,250

Security	Principal (000s)	Value

Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[c]	$50	$55,250
HCA Inc.
3.75%, 03/15/19	100	101,000
Humana Inc.
6.30%, 08/01/18	25	28,627
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	200	205,518
6.00%, 03/01/19[c]	50	58,512
Tenet Healthcare Corp.
5.00%, 03/01/19[c]	50	50,125
5.50%, 03/01/19[c]	200	203,250
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,397
1.88%, 11/15/16	200	203,733
6.00%, 02/15/18	25	28,434

		1,294,451
HOLDING COMPANIES — DIVERSIFIED — 0.18%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 03/02/15)[e]	25	21,687
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	100,309
Hutchison Whampoa International 12 Ltd.
6.00%, 05/29/49 (Call 05/07/17)[a,c]	200	212,300
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	206,065

		540,361
HOME BUILDERS — 0.10%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	100	99,625
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	95,500
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	50,500
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	52,375

		298,000
HOUSEHOLD PRODUCTS & WARES — 0.16%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,947
Jarden Corp.
7.50%, 05/01/17[b]	100	110,000
Kimberly-Clark Corp.
6.13%, 08/01/17	100	112,090
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19 (Call 08/15/15)	200	211,250

		484,287
INSURANCE — 0.90%
ACE INA Holdings Inc.
5.70%, 02/15/17	250	273,647
Aflac Inc.
2.65%, 02/15/17	50	51,557
8.50%, 05/15/19	225	284,463
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	125	126,916

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.85%, 01/16/18	$100	$112,637
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,586
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	75,512
1.90%, 01/31/17[b]	200	203,944
Genworth Holdings Inc.
6.52%, 05/22/18	50	50,506
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	54,084
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13%, 07/15/19 (Call 07/15/15)[c,e]	50	49,000
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a]	25	25,000
MetLife Inc.
1.76%, 12/15/17	200	202,289
6.75%, 06/01/16	40	43,121
Metropolitan Life Global Funding I
1.30%, 04/10/17[c]	450	452,031
New York Life Global Funding
2.15%, 06/18/19[c]	150	152,695
2.45%, 07/14/16[c]	175	179,342
Prudential Financial Inc. Series D
6.00%, 12/01/17	150	168,423
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	56,892
XLIT Ltd.
2.30%, 12/15/18	25	25,307
6.50%, 10/29/49 (Call 04/15/17)[a]	50	45,875

		2,673,827
INTERNET — 0.27%
Amazon.com Inc.
1.20%, 11/29/17	50	49,859
eBay Inc.
1.35%, 07/15/17	125	124,396
2.20%, 08/01/19 (Call 07/01/19)	175	175,126
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 03/02/15)	50	51,375
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	400	412,593

		813,349
IRON & STEEL — 0.37%
ArcelorMittal
6.13%, 06/01/18	250	265,625
CITIC Ltd.
8.63%, 05/29/49 (Call 11/22/18)[a,d]	200	229,000
Cliffs Natural Resources Inc.
5.70%, 01/15/18	25	20,313
Commercial Metals Co.
7.35%, 08/15/18	50	54,125
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[c]	25	24,500
Evraz Group SA
9.50%, 04/24/18[d]	100	87,000
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[c]	25	21,437
Glencore Funding LLC
3.13%, 04/29/19[b,c]	100	100,620

Security	Principal (000s)	Value

Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	$50	$50,875
United States Steel Corp.
7.00%, 02/01/18	100	104,500
Vale Overseas Ltd.
6.25%, 01/23/17	125	132,000

		1,089,995
LEISURE TIME — 0.05%
NCL Corp. Ltd.
5.00%, 02/15/18 (Call 03/02/15)	100	101,250
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[b,c]	50	53,500

		154,750
LODGING — 0.16%
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (Call 03/02/15)[g,h]	50	38,000
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	50	52,125
Marriott International Inc./MD
6.20%, 06/15/16	225	240,738
MGM Resorts International
8.63%, 02/01/19	100	112,750
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,297

		468,910
MACHINERY — 0.45%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[c]	50	48,969
Caterpillar Financial Services Corp.
0.70%, 02/26/16	50	50,106
1.35%, 09/06/16	300	302,989
2.10%, 06/09/19	150	152,615
CNH Industrial Capital LLC
3.38%, 07/15/19[c]	100	96,000
3.63%, 04/15/18	100	98,750
John Deere Capital Corp.
1.30%, 03/12/18	100	99,942
1.95%, 12/13/18	175	177,491
2.25%, 06/07/16	50	51,086
5.75%, 09/10/18[b]	25	28,643
Roper Industries Inc.
2.05%, 10/01/18	225	226,037

		1,332,628
MANUFACTURING — 0.24%
3M Co.
1.00%, 06/26/17	100	100,234
Bombardier Inc.
4.75%, 04/15/19[c]	50	47,000
Danaher Corp.
2.30%, 06/23/16	100	102,397
Eaton Corp.
1.50%, 11/02/17	75	75,198
General Electric Co.
5.25%, 12/06/17	125	139,495

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Illinois Tool Works Inc.
0.90%, 02/25/17	$50	$50,029
Polymer Group Inc.
7.75%, 02/01/19 (Call 03/02/15)	25	25,875
SPX Corp.
6.88%, 09/01/17	50	54,575
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	90	90,844
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	10	10,203

		695,850
MEDIA — 0.95%
21st Century Fox America Inc.
6.90%, 03/01/19[b]	50	59,814
Cablevision Systems Corp.
7.75%, 04/15/18	75	82,125
CBS Corp.
1.95%, 07/01/17	100	100,467
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 03/02/15)	100	103,750
Comcast Corp.
5.70%, 05/15/18	200	227,136
5.70%, 07/01/19	50	58,398
5.90%, 03/15/16	40	42,320
6.30%, 11/15/17	50	56,704
Cox Communications Inc.
9.38%, 01/15/19[c]	50	63,714
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,146
3.50%, 03/01/16	115	118,151
DISH DBS Corp.
4.25%, 04/01/18	100	101,750
7.88%, 09/01/19	100	113,500
Historic TW Inc.
6.88%, 06/15/18	25	29,116
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	50	48,750
10.00%, 01/15/18 (Call 07/15/16)	50	43,500
NBCUniversal Media LLC
2.88%, 04/01/16	50	51,260
Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[c]	200	200,000
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	25	25,438
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,975
1.65%, 09/29/17	350	350,894
Time Warner Cable Inc.
5.85%, 05/01/17	50	54,850
8.25%, 04/01/19	100	124,034
8.75%, 02/14/19	50	62,619
Time Warner Inc.
2.10%, 06/01/19	300	300,827
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)[c]	25	26,062
Viacom Inc.
2.50%, 09/01/18	50	50,914
2.75%, 12/15/19 (Call 11/11/19)	25	25,446
Walt Disney Co. (The)
1.10%, 12/01/17	75	75,101

Security	Principal (000s)	Value

1.35%, 08/16/16	$150	$151,836

		2,824,597
METAL FABRICATE & HARDWARE — 0.02%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/02/15)[c]	50	41,375
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[c]	25	26,594

		67,969
MINING — 0.57%
Alcoa Inc.
5.72%, 02/23/19	100	111,635
Aleris International Inc.
7.63%, 02/15/18 (Call 03/02/15)	25	24,375
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b,c]	25	23,750
Barrick Gold Corp.
6.95%, 04/01/19[b]	50	57,715
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	150	151,844
6.50%, 04/01/19	75	89,144
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[b,c]	50	48,750
8.25%, 11/01/19 (Call 11/01/15)[b,c]	75	66,562
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	48,035
Glencore Finance Canada Ltd.
2.70%, 10/25/17[c]	250	252,687
Novelis Inc.
8.38%, 12/15/17 (Call 03/02/15)	50	51,938
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	425	427,095
2.25%, 12/14/18 (Call 11/14/18)	100	101,020
Teck Resources Ltd.
2.50%, 02/01/18	25	23,903
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 03/02/15)	25	18,438
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	179,000

		1,675,891
OFFICE & BUSINESS EQUIPMENT — 0.12%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	12	12,618
Pitney Bowes Inc.
5.75%, 09/15/17	200	217,555
Xerox Corp.
2.75%, 03/15/19	50	50,913
2.95%, 03/15/17	20	20,624
6.40%, 03/15/16	50	52,975

		354,685
OIL & GAS — 2.25%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	83,235
8.70%, 03/15/19	50	61,664
Apache Corp.
1.75%, 04/15/17	50	50,214

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

BP Capital Markets PLC
1.38%, 11/06/17	$350	$349,087
1.38%, 05/10/18	25	24,806
1.85%, 05/05/17	25	25,302
2.24%, 05/10/19	200	202,481
Canadian Natural Resources Ltd.
1.75%, 01/15/18	100	98,524
5.70%, 05/15/17	20	21,670
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 03/02/15)	50	50,075
Chesapeake Energy Corp.
7.25%, 12/15/18	100	109,875
Chevron Corp.
0.89%, 06/24/16	50	50,269
1.72%, 06/24/18 (Call 05/24/18)	100	101,616
2.19%, 11/15/19 (Call 10/15/19)	150	154,133
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 04/01/15)	50	43,000
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,581
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	197,617
ConocoPhillips
5.75%, 02/01/19	50	57,730
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	150	149,360
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	100,656
Energy XXI Gulf Coast Inc.
7.75%, 06/15/19 (Call 06/15/15)	25	11,688
EOG Resources Inc.
2.50%, 02/01/16	50	50,895
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)	50	50,625
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 03/02/15)	50	32,875
EQT Corp.
8.13%, 06/01/19	50	60,602
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 04/15/15)	100	86,750
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/02/15)	50	31,875
Exxon Mobil Corp.
0.92%, 03/15/17	100	100,462
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[d]	200	195,200
Hess Corp.
8.13%, 02/15/19[b]	50	59,819
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	108,900
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	205,001
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	75	57,187
6.50%, 05/15/19 (Call 05/15/15)[b]	50	38,875
LUKOIL International Finance BV
7.25%, 11/05/19[d]	100	92,956
Marathon Oil Corp.
5.90%, 03/15/18	50	55,441
Nabors Industries Inc.
6.15%, 02/15/18	25	26,059
Occidental Petroleum Corp.
1.75%, 02/15/17	70	70,842

Security	Principal (000s)	Value

Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[c]	$150	$97,500
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	50	32,500
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (Call 01/26/17)[d]	100	65,750
Petrobras Global Finance BV
2.00%, 05/20/16	50	47,023
3.00%, 01/15/19	150	127,335
3.25%, 03/17/17	100	92,326
Petrobras International Finance Co. SA
3.50%, 02/06/17	40	37,270
5.88%, 03/01/18	50	48,004
6.13%, 10/06/16	75	74,619
7.88%, 03/15/19	100	100,125
Petroleos de Venezuela SA
5.25%, 04/12/17[d]	150	55,564
Series 2016
5.13%, 10/28/16	200	98,000
Petroleos Mexicanos
3.50%, 07/18/18	150	153,375
5.75%, 03/01/18	25	27,187
Petronas Capital Ltd.
5.25%, 08/12/19[c]	100	111,638
Phillips 66
2.95%, 05/01/17	120	123,965
Pride International Inc.
8.50%, 06/15/19	50	58,977
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 03/02/15)	25	6,813
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	25	18,125
Shell International Finance BV
1.13%, 08/21/17	75	75,252
2.00%, 11/15/18	525	534,844
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,487
Statoil ASA
1.80%, 11/23/16	200	203,257
3.13%, 08/17/17	32	33,571
Suncor Energy Inc.
6.10%, 06/01/18	125	141,361
Total Capital International SA
1.00%, 08/12/16	200	200,694
Transocean Inc.
5.05%, 12/15/16	70	68,600
6.00%, 03/15/18[b]	175	159,687
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[c]	50	45,750
Valero Energy Corp.
9.38%, 03/15/19	50	62,639
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	25	16,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	47,875
YPF SA
8.88%, 12/19/18[d]	50	51,250

		6,681,310
OIL & GAS SERVICES — 0.09%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 03/02/15)	100	70,000

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Cameron International Corp.
1.15%, 12/15/16	$50	$49,585
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	50	50,465
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	21,750
Weatherford International LLC
6.35%, 06/15/17	25	25,250
Weatherford International Ltd./Bermuda
9.63%, 03/01/19	50	54,000

		271,050
PACKAGING & CONTAINERS — 0.10%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[c]	200	195,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[c]	100	98,187

		293,187
PHARMACEUTICALS — 1.02%
AbbVie Inc.
1.75%, 11/06/17	75	75,584
2.00%, 11/06/18	150	151,037
Actavis Inc.
1.88%, 10/01/17	25	24,983
AstraZeneca PLC
5.90%, 09/15/17	450	506,280
Cardinal Health Inc.
1.70%, 03/15/18	25	25,099
Eli Lilly & Co.
1.95%, 03/15/19	25	25,465
Endo Finance LLC/Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[c]	100	104,750
Express Scripts Holding Co.
2.65%, 02/15/17	25	25,702
3.13%, 05/15/16	500	513,885
Forest Laboratories Inc.
4.38%, 02/01/19[c]	50	53,675
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	25	25,042
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	202,457
Johnson & Johnson
1.13%, 11/21/17	100	100,479
1.65%, 12/05/18	50	50,769
McKesson Corp.
1.29%, 03/10/17	50	50,146
1.40%, 03/15/18	100	99,638
Merck & Co. Inc.
1.30%, 05/18/18	175	175,626
NBTY Inc.
9.00%, 10/01/18 (Call 03/02/15)	100	102,000
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50	57,089
Pfizer Inc.
0.90%, 01/15/17	400	401,151
2.10%, 05/15/19	50	51,193
Sanofi
2.63%, 03/29/16	100	102,455

Security	Principal (000s)	Value

Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[c]	$100	$106,375

		3,030,880
PIPELINES — 0.48%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,540
Energy Transfer Partners LP
6.70%, 07/01/18	50	56,714
9.70%, 03/15/19	100	125,867
Enterprise Products Operating LLC
3.20%, 02/01/16	25	25,583
6.50%, 01/31/19	100	116,231
Series L
6.30%, 09/15/17	25	28,038
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	20,428
5.95%, 02/15/18	100	110,439
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[c]	50	54,491
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	200	201,559
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b,c]	50	48,938
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	50	39,125
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	24,806
3.20%, 09/15/18 (Call 08/15/18)	25	25,361
8.63%, 03/01/19[b]	50	59,810
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	108,978
Rockies Express Pipeline LLC
6.85%, 07/15/18[c]	50	52,500
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	50	53,890
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b,c]	50	50,687
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,878
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	75	82,524

		1,411,387
REAL ESTATE — 0.32%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	187,517
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	207,379
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b,c]	50	50,000
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	300	289,530
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)[a,d]	200	202,968

		937,394
REAL ESTATE INVESTMENT TRUSTS — 0.39%
American Tower Corp.
3.40%, 02/15/19	50	51,557

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

7.00%, 10/15/17	$25	$28,274
ARC Properties Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	50	47,771
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,298
ERP Operating LP
5.38%, 08/01/16	50	53,217
HCP Inc.
3.75%, 02/01/16	20	20,566
6.00%, 01/30/17	50	54,554
Health Care REIT Inc.
3.63%, 03/15/16	50	51,466
4.13%, 04/01/19 (Call 01/01/19)	100	107,642
iStar Financial Inc.
5.00%, 07/01/19 (Call 07/01/16)	50	49,125
Kimco Realty Corp.
5.78%, 03/15/16	100	105,148
Mack-Cali Realty LP
7.75%, 08/15/19	150	179,438
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	102,905
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	153,318
2.20%, 02/01/19 (Call 11/01/18)	50	51,120
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	50,360

		1,159,759
RETAIL — 0.66%
AutoZone Inc.
1.30%, 01/13/17	25	25,095
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[c]	50	46,750
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,038
1.70%, 12/15/19	350	351,093
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	102,404
5.75%, 06/01/17	9	9,950
Darden Restaurants Inc.
6.45%, 10/15/17	50	54,993
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	50	51,686
5.40%, 03/01/16	50	52,615
J.C. Penney Corp. Inc.
8.13%, 10/01/19	100	91,000
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 03/02/15)[c]	25	23,125
L Brands Inc.
6.90%, 07/15/17	100	110,500
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,342
New Academy Finance Co. LLC/New Academy Finance Corp.
8.00%, 06/15/18 (Call 03/02/15)[c,e]	50	48,875
Petco Holdings Inc.
8.50%, 10/15/17 (Call 03/02/15)[c,e]	100	101,500
Sears Holdings Corp.
6.63%, 10/15/18[b]	50	46,125
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	76,729
Target Corp.
2.30%, 06/26/19	100	103,080

Security	Principal (000s)	Value

5.38%, 05/01/17[b]	$100	$109,823
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/02/15)	50	49,375
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	250,442
1.95%, 12/15/18	75	76,924
5.80%, 02/15/18	50	56,973
Walgreen Co.
1.80%, 09/15/17	25	25,262
5.25%, 01/15/19	50	55,922

		1,970,621
SAVINGS & LOANS — 0.11%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	325	339,698

		339,698
SEMICONDUCTORS — 0.31%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	95,000
Altera Corp.
2.50%, 11/15/18	100	102,112
Intel Corp.
1.35%, 12/15/17	100	100,559
1.95%, 10/01/16	25	25,537
Sensata Technologies BV
6.50%, 05/15/19 (Call 05/15/15)[c]	100	104,250
Texas Instruments Inc.
1.65%, 08/03/19[b]	450	449,943
2.38%, 05/16/16	50	51,172

		928,573
SOFTWARE — 0.20%
BMC Software Inc.
7.25%, 06/01/18	50	47,750
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[c]	50	52,437
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	50	53,750
Microsoft Corp.
1.63%, 12/06/18	100	101,144
Oracle Corp.
1.20%, 10/15/17	75	75,156
5.00%, 07/08/19	125	142,766
5.75%, 04/15/18	100	113,929

		586,932
TELECOMMUNICATIONS — 1.12%
AT&T Inc.
0.90%, 02/12/16	50	50,050
1.60%, 02/15/17	50	50,380
1.70%, 06/01/17	25	25,228
2.30%, 03/11/19[b]	225	228,694
2.95%, 05/15/16	150	153,830
5.50%, 02/01/18	125	138,878
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[c]	50	48,563
British Telecommunications PLC
1.63%, 06/28/16	200	201,880

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CenturyLink Inc.
6.15%, 09/15/19	$50	$54,000
Cisco Systems Inc.
1.10%, 03/03/17	50	50,329
4.95%, 02/15/19	100	113,039
5.50%, 02/22/16	150	157,904
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	116,977
Embarq Corp.
7.08%, 06/01/16	25	26,765
Frontier Communications Corp.
7.13%, 03/15/19	25	27,344
8.25%, 04/15/17	50	55,250
Hughes Satellite Systems Corp.
6.50%, 06/15/19	100	106,875
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	50	51,937
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	50	53,062
Orange SA
5.38%, 07/08/19	50	57,099
Rogers Communications Inc.
6.80%, 08/15/18	25	29,155
Sprint Capital Corp.
6.90%, 05/01/19	75	76,219
Sprint Communications Inc.
8.38%, 08/15/17	100	108,500
9.00%, 11/15/18[c]	150	172,875
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	100	103,500
Telecom Italia Capital SA
7.00%, 06/04/18	50	56,000
Telefonica Emisiones SAU
3.99%, 02/16/16	50	51,440
6.22%, 07/03/17	75	83,388
Verizon Communications Inc.
1.35%, 06/09/17	150	149,752
3.65%, 09/14/18	125	132,755
6.35%, 04/01/19	100	116,724
VimpelCom Holdings BV
6.25%, 03/01/17[d]	200	182,016
Vodafone Group PLC
1.25%, 09/26/17	45	44,765
1.50%, 02/19/18	200	198,999
Windstream Corp.
7.88%, 11/01/17	50	53,937

		3,328,109
TRANSPORTATION — 0.27%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	112,852
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	121,320
CSX Corp.
6.25%, 03/15/18	100	114,141
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[c]	50	49,375
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,891
2.50%, 03/01/17 (Call 02/01/17)	120	122,902
United Parcel Service Inc.
5.50%, 01/15/18	100	112,546

Security	Principal (000s)	Value

XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[c]	$100	$103,750

		787,777
TRUCKING & LEASING — 0.05%
GATX Corp.
2.50%, 03/15/19	50	50,522
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[c]	100	104,543

		155,065

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,803,278)		93,448,739

FOREIGN GOVERNMENT OBLIGATIONS[g] — 6.96%

ARGENTINA — 0.01%
Argentine Republic Government International Bond
8.75%, 06/02/17[h]	25	23,250

		23,250
BRAZIL — 0.18%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	199,500
Brazilian Government International Bond
5.88%, 01/15/19	200	223,000
8.00%, 01/15/18	100	108,750

		531,250
CANADA — 0.69%
Canada Government International Bond
0.88%, 02/14/17	35	35,222
1.63%, 02/27/19	150	152,723
Export Development Canada
0.75%, 12/15/17[b]	375	373,715
Province of British Columbia
1.20%, 04/25/17	25	25,270
Province of Manitoba Canada
1.75%, 05/30/19	150	152,154
4.90%, 12/06/16	50	53,894
Province of Ontario Canada
1.00%, 07/22/16	500	503,255
1.20%, 02/14/18	35	35,118
1.65%, 09/27/19	200	202,024
2.00%, 01/30/19	50	51,265
Province of Quebec Canada
5.13%, 11/14/16	432	466,348

		2,050,988
CAYMAN ISLANDS — 0.07%
IPIC GMTN Ltd.
3.75%, 03/01/17[c]	200	209,500

		209,500

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

COLOMBIA — 0.07%
Colombia Government International Bond
7.38%, 01/27/17[b]	$200	$223,000

		223,000
FINLAND — 0.07%
Finland Government International Bond
2.25%, 03/17/16[c]	200	204,289

		204,289
FRANCE — 0.17%
Caisse d’Amortissement Dette Sociale
2.13%, 04/12/17[c]	500	514,403

		514,403
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	203,320

		203,320
INDONESIA — 0.12%
Indonesia Government International Bond
11.63%, 03/04/19[d]	100	133,875
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	225,000

		358,875
ISRAEL — 0.04%
Israel Government International Bond
5.13%, 03/26/19	100	113,750

		113,750
ITALY — 0.13%
Italy Government International Bond
5.25%, 09/20/16	200	213,686
5.38%, 06/12/17	150	163,837

		377,523
JAPAN — 0.42%
Development Bank of Japan Inc.
5.13%, 02/01/17	200	217,097
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	200	203,291
2.50%, 05/18/16	800	820,278

		1,240,666
JERSEY — 0.07%
IDB Trust Services Ltd. Series 019
2.11%, 09/25/19[d]	200	203,500

		203,500

Security	Principal (000s)	Value

LEBANON — 0.14%
Lebanon Government International Bond
5.50%, 04/23/19	$100	$100,270
9.00%, 03/20/17	300	324,960

		425,230
MEXICO — 0.05%
Mexico Government International Bond
5.63%, 01/15/17	100	108,250
11.38%, 09/15/16	50	58,500

		166,750
NETHERLANDS — 0.07%
Netherlands Government Bond
1.00%, 02/24/17[c]	200	201,238

		201,238
NORWAY — 0.14%
Kommunalbanken AS
1.38%, 06/08/17[b,c]	200	202,600
2.13%, 03/15/19[c]	200	206,439

		409,039
PHILIPPINES — 0.09%
Philippine Government International Bond
8.38%, 06/17/19[b]	100	126,625
9.38%, 01/18/17	125	144,219

		270,844
POLAND — 0.08%
Poland Government International Bond
6.38%, 07/15/19	200	235,624

		235,624
QATAR — 0.07%
SoQ Sukuk A Q.S.C
2.10%, 01/18/18[d]	200	203,900

		203,900
RUSSIA — 0.21%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[d]	200	173,716
11.00%, 07/24/18[d]	400	442,000

		615,716
SOUTH AFRICA — 0.10%
South Africa Government International Bond
6.88%, 05/27/19	250	286,883

		286,883

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

SOUTH KOREA — 0.11%
Export-Import Bank of Korea
2.88%, 09/17/18	$200	$206,771
Republic of Korea
7.13%, 04/16/19	100	122,347

		329,118
SRI LANKA — 0.07%
Sri Lanka Government International Bond
6.00%, 01/14/19[d]	200	208,750

		208,750
SUPRANATIONAL — 3.05%
African Development Bank
1.13%, 03/15/17	250	252,328
Asian Development Bank
0.50%, 06/20/16	200	200,178
1.13%, 03/15/17	85	85,854
1.50%, 09/28/18	350	354,914
1.88%, 04/12/19	250	256,445
Council of Europe Development Bank
1.13%, 05/31/18	100	100,289
1.25%, 09/22/16	50	50,646
1.50%, 06/19/17	32	32,548
1.75%, 11/14/19	350	357,533
European Bank for Reconstruction & Development
0.75%, 09/01/17	250	249,705
1.63%, 11/15/18	100	101,728
1.75%, 06/14/19[b]	350	357,159
European Investment Bank
0.50%, 08/15/16	1,325	1,326,606
0.63%, 04/15/16	150	150,423
1.00%, 12/15/17	320	321,297
1.00%, 03/15/18	100	100,134
1.00%, 06/15/18	725	724,608
1.13%, 09/15/17	150	151,312
1.63%, 06/15/17	70	71,473
1.75%, 06/17/19	100	102,157
Inter-American Development Bank
0.88%, 11/15/16	300	301,936
1.38%, 10/18/16	650	659,975
1.75%, 10/15/19	100	102,209
4.25%, 09/10/18	75	83,298
International Bank for Reconstruction & Development
0.75%, 12/15/16	700	703,106
0.88%, 04/17/17	250	251,286
1.88%, 03/15/19	475	488,191
2.13%, 03/15/16[b]	200	203,881
International Finance Corp.
0.50%, 05/16/16	150	150,160
0.63%, 12/21/17	40	39,715
1.75%, 09/16/19[b]	200	204,662
2.25%, 04/11/16	300	306,590
Nordic Investment Bank
0.50%, 04/14/16	200	200,242

		9,042,588

Security	Principal (000s)	Value

SWEDEN — 0.25%
Kommuninvest I Sverige AB
1.63%, 02/13/17[d]	$250	$254,578
Svensk Exportkredit AB
1.13%, 04/05/18	200	200,240
1.75%, 05/30/17	50	51,067
Sweden Government International Bond
1.00%, 02/27/18[c]	250	250,272

		756,157
TURKEY — 0.28%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	600	600,060
Turkey Government International Bond
7.00%, 09/26/16	100	108,554
7.00%, 03/11/19	100	115,217

		823,831
UKRAINE — 0.05%
Financing of Infrastrucural Projects State Enterprise
9.00%, 12/07/17[d]	200	100,000
Ukraine Government International Bond
6.75%, 11/14/17[d]	100	51,900

		151,900
UNITED KINGDOM — 0.07%
Bank of England Euro Note
0.50%, 03/21/16[c]	200	200,310

		200,310
VENEZUELA — 0.02%
Venezuela Government International Bond
7.00%, 12/01/18[d]	100	35,000
7.75%, 10/13/19[d]	75	24,563

		59,563

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $20,690,823)		20,641,755

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.53%

MORTGAGE-BACKED SECURITIES — 6.84%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/30[i]	2,430	2,512,772
3.00%, 05/01/29	917	965,538
3.00%, 02/01/30[i]	430	452,172
3.50%, 02/01/30[i]	830	881,745
4.00%, 02/01/30[i]	500	528,516
4.50%, 02/01/30[i]	380	399,475
Federal National Mortgage Association
2.50%, 02/01/30[i]	3,595	3,719,140
3.00%, 02/01/30[i]	3,860	4,058,428
3.50%, 02/01/30[i]	3,700	3,928,359
4.00%, 02/01/30[i]	1,425	1,508,273
4.50%, 02/01/30[i]	930	976,355

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal (000s)	Value

5.00%, 02/01/30[i]	$325	$342,062

		20,272,835
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.53%
Federal Home Loan Banks
0.38%, 02/19/16	1,000	1,000,467
0.38%, 06/24/16[b]	600	599,515
0.50%, 11/20/15	300	300,683
0.63%, 12/28/16	300	300,639
1.00%, 06/21/17[b]	175	176,405
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	1,550	1,552,001
0.88%, 10/14/16	1,115	1,122,548
0.88%, 03/07/18	2,600	2,596,686
1.00%, 06/29/17[b]	100	100,773
1.00%, 09/29/17	100	100,667
Federal National Mortgage Association
0.38%, 07/05/16	600	599,412
0.50%, 05/27/15	900	901,084
0.50%, 09/28/15	300	300,602
0.50%, 03/30/16	200	200,325
0.63%, 08/26/16	200	200,659
0.88%, 02/08/18[b]	250	249,828
0.88%, 05/21/18	370	368,826
1.75%, 06/20/19[b]	1,400	1,430,910
1.75%, 09/12/19	1,300	1,326,886
1.88%, 09/18/18	300	308,565
1.88%, 02/19/19	300	308,685
2.50%, 07/01/28	2,457	2,546,003
2.61%, 04/01/44[a]	837	870,836
3.00%, 10/01/28	913	969,658
3.00%, 11/01/28	883	937,473

		19,370,136
U.S. GOVERNMENT OBLIGATIONS — 45.16%
U.S. Treasury Note/Bond
0.25%, 07/15/15	500	500,370
0.25%, 09/15/15	500	500,390
0.25%, 11/30/15	1,000	1,000,740
0.38%, 06/30/15	600	600,726
0.38%, 11/15/15	450	450,756
0.38%, 01/15/16[b]	1,750	1,753,290
0.38%, 02/15/16	7,400	7,413,321
0.38%, 03/15/16[b]	400	400,624
0.38%, 05/31/16	2,300	2,303,059
0.50%, 06/15/16[b]	1,000	1,003,010
0.50%, 06/30/16	4,400	4,413,024
0.50%, 11/30/16[b]	7,500	7,510,500
0.50%, 07/31/17[b]	500	498,360
0.63%, 07/15/16[b]	500	502,245
0.63%, 08/15/16[b]	1,520	1,526,688
0.63%, 10/15/16	500	501,930
0.63%, 11/15/16	3,000	3,011,070
0.63%, 12/15/16[b]	1,100	1,103,916
0.63%, 08/31/17[b]	2,000	1,997,500
0.63%, 09/30/17	1,000	997,980
0.63%, 04/30/18[b]	150	148,874
0.75%, 06/30/17	800	802,928
0.75%, 10/31/17[b]	100	100,067
0.75%, 12/31/17	4,000	3,998,000
0.75%, 02/28/18[b]	1,810	1,805,982

Security	Principal (000s)	Value

0.75%, 03/31/18	$225	$224,298
0.88%, 09/15/16[b]	1,300	1,310,517
0.88%, 11/30/16[b]	700	705,600
0.88%, 12/31/16[b]	500	503,995
0.88%, 05/15/17	270	271,895
0.88%, 06/15/17[b]	2,900	2,919,372
0.88%, 07/31/19	700	692,090
1.00%, 09/30/16	500	505,205
1.00%, 10/31/16	1,900	1,919,912
1.00%, 12/15/17[b]	5,200	5,237,180
1.00%, 05/31/18	300	301,023
1.00%, 06/30/19[b]	1,500	1,492,830
1.00%, 08/31/19	1,000	993,270
1.00%, 09/30/19	1,600	1,588,016
1.00%, 11/30/19	1,200	1,189,944
1.13%, 12/31/19	1,500	1,496,250
1.25%, 10/31/18[b]	520	524,883
1.25%, 11/30/18	2,000	2,017,520
1.25%, 10/31/19	600	602,778
1.38%, 06/30/18[b]	1,920	1,949,971
1.38%, 07/31/18	500	507,575
1.38%, 11/30/18	800	811,264
1.38%, 12/31/18	500	506,500
1.38%, 02/28/19	730	739,140
1.50%, 06/30/16[b]	500	508,385
1.50%, 08/31/18[b]	1,180	1,202,750
1.50%, 12/31/18	500	509,075
1.50%, 01/31/19[b]	1,000	1,017,910
1.50%, 02/28/19[b]	600	610,848
1.50%, 05/31/19	500	508,405
1.50%, 11/30/19[b]	3,400	3,451,816
1.63%, 04/30/19[b]	90	92,065
1.63%, 06/30/19	1,000	1,022,330
1.63%, 07/31/19	1,250	1,277,162
1.63%, 12/31/19	800	816,824
1.75%, 09/30/19[b]	2,000	2,053,740
1.88%, 10/31/17	700	721,679
2.00%, 01/31/16	2,000	2,035,460
2.25%, 11/30/17	400	416,732
2.25%, 07/31/18	750	783,945
2.38%, 07/31/17[b]	1,400	1,460,242
2.38%, 06/30/18	2,050	2,150,368
2.75%, 05/31/17	750	787,845
2.75%, 12/31/17[b]	4,100	4,332,675
3.00%, 02/28/17[b]	150	157,737
3.13%, 04/30/17[b]	1,000	1,057,170
3.13%, 05/15/19	130	141,046
3.25%, 06/30/16[b]	300	312,438
3.25%, 07/31/16[b]	1,000	1,043,960
3.25%, 12/31/16[b]	12,500	13,162,499
3.25%, 03/31/17	150	158,753
3.38%, 11/15/19	1,200	1,323,852
3.63%, 08/15/19[b]	1,000	1,110,130
4.25%, 11/15/17	2,000	2,193,440
4.50%, 11/15/15[b]	300	310,173
4.63%, 02/15/17[b]	2,800	3,034,556
4.88%, 08/15/16	1,430	1,529,714
7.25%, 05/15/16[b]	425	462,952
8.75%, 05/15/17	150	177,861
8.88%, 08/15/17[b]	6,500	7,844,980

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

9.13%, 05/15/18	$250	$316,880

		133,954,775

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $172,074,720)		173,597,746

SHORT-TERM INVESTMENTS — 31.83%

MONEY MARKET FUNDS — 31.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[f,j,k]	67,667	67,667,426
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[f,j,k]	5,473	5,473,253
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,j]	21,274	21,274,028

		94,414,707

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,414,707)		94,414,707

TOTAL INVESTMENTS IN SECURITIES — 131.21%
(Cost: $388,088,349)		389,208,409
Other Assets, Less Liabilities — (31.21)%		(92,589,249)

NET ASSETS — 100.00%		$296,619,160

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	Investments are denominated in U.S. dollars.
[h]	Issuer is in default of interest payments.
[i]	To-be-announced (TBA). See Note 1.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.14%
CarMax Auto Owner Trust Series 2014-3, Class A3
1.16%, 06/17/19 (Call 01/15/18)	$510	$510,789

TOTAL ASSET-BACKED SECURITIES (Cost: $511,634)		510,789

COLLATERALIZED MORTGAGE OBLIGATIONS —1.68%

MORTGAGE-BACKED SECURITIES — 1.68%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4
5.49%, 02/10/51	1,000	1,072,678
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class A4
5.54%, 09/11/41	93	97,218
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A3
5.38%, 02/15/40	1,016	1,077,937
Series 2007-C3, Class A4
1.00%, 06/15/39[a]	929	1,001,268
Federal National Mortgage Association Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,544
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	40	41,489
Series K020, Class A2
2.37%, 05/25/22	50	51,323
Series K040, Class A2
3.24%, 09/25/24	1,000	1,083,650
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,114,063
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class A4
5.40%, 05/15/45	92	95,795
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
5.87%, 09/15/45[a]	75	82,727
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	100	102,806
Series 2014-C21, Class A2
2.92%, 08/15/47	425	443,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $6,274,339)		6,275,012

CORPORATE BONDS & NOTES — 30.94%

ADVERTISING — 0.03%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	50	51,750

Security	Principal (000s)	Value

Outfront Media Capital LLC/Outfront Media Capital Corp.
5.88%, 03/15/25 (Call 09/15/19)[b]	$50	$51,750

		103,500
AEROSPACE & DEFENSE — 0.36%
Boeing Co. (The)
5.88%, 02/15/40	100	139,700
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	50	49,375
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	50	41,500
Lockheed Martin Corp.
3.35%, 09/15/21	275	292,935
Northrop Grumman Corp.
3.25%, 08/01/23	25	26,060
4.75%, 06/01/43	100	117,642
Raytheon Co.
3.13%, 10/15/20	250	263,252
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	100	99,750
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	50	48,625
United Technologies Corp.
3.10%, 06/01/22	50	52,550
4.50%, 06/01/42	200	231,701

		1,363,090
AGRICULTURE — 0.35%
Altria Group Inc.
4.75%, 05/05/21	200	225,764
5.38%, 01/31/44	100	120,447
Cargill Inc.
4.31%, 05/14/21[b]	200	225,686
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	260,669
Philip Morris International Inc.
4.25%, 11/10/44	200	215,757
5.65%, 05/16/18	225	255,505

		1,303,828
AIRLINES — 0.09%
Air Canada
7.75%, 04/15/21[b]	50	52,063
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	197,363
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	24	25,061
United Airlines 2014-1 Pass Through Trust Series B
4.75%, 10/11/23	50	49,250

		323,737
APPAREL — 0.01%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	50	54,000

		54,000

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.43%
American Honda Finance Corp.
2.13%, 10/10/18	$200	$203,827
Chrysler Group LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	222,500
Daimler Finance North America LLC
2.63%, 09/15/16[b]	150	153,940
3.25%, 08/01/24	150	158,549
Ford Motor Co.
4.75%, 01/15/43	100	111,913
7.45%, 07/16/31	25	35,419
General Motors Co.
5.20%, 04/01/45	100	111,568
Navistar International Corp.
8.25%, 11/01/21 (Call 03/02/15)	50	48,813
Toyota Motor Credit Corp.
2.10%, 01/17/19	350	358,006
Volkswagen International Finance NV
2.38%, 03/22/17[b]	200	205,158

		1,609,693
AUTO PARTS & EQUIPMENT — 0.06%
Accuride Corp.
9.50%, 08/01/18 (Call 03/02/15)	50	51,625
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	50	51,375
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	100	108,250

		211,250
BANKS — 6.47%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	25	25,054
4.00%, 03/13/24	200	217,863
ADCB Finance Cayman Ltd.
3.00%, 03/04/19	200	204,500
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	281,303
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[c]	200	211,500
Banco de Credito del Peru
4.25%, 04/01/23[c]	200	204,940
Banco do Brasil SA/Cayman
5.88%, 01/26/22[c]	200	200,000
Banco Votorantim SA
7.38%, 01/21/20[c]	100	106,200
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[c]	200	206,033
Bank Nederlandse Gemeenten NV
0.88%, 02/21/17[b]	450	451,061
Bank of America Corp.
3.88%, 03/22/17	825	867,002
4.00%, 04/01/24	50	53,653
4.00%, 01/22/25	250	254,975
4.88%, 04/01/44	300	352,114
Bank of China Ltd./Hong Kong
3.13%, 01/23/19	200	203,983
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	205,052
2.50%, 01/11/17	25	25,695

Security	Principal (000s)	Value

Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19)	$250	$254,399
3.65%, 02/04/24 (Call 01/05/24)	25	27,020
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	25	24,960
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[b]	400	399,085
Barclays Bank PLC
5.13%, 01/08/20	200	228,902
6.05%, 12/04/17[b]	100	110,603
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,383
BBVA Bancomer SA/Texas
6.50%, 03/10/21[c]	150	166,275
BNP Paribas SA
1.00%, 12/31/49 (Call 06/25/37)[a,b]	100	117,000
1.38%, 03/17/17	350	351,271
BPCE SA
2.50%, 07/15/19	300	306,453
Caixa Economica Federal
4.50%, 10/03/18[c]	150	149,393
Capital One Financial Corp.
6.15%, 09/01/16	25	26,852
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	300	302,539
CIT Group Inc.
3.88%, 02/19/19	50	49,875
5.00%, 08/15/22	50	52,563
5.25%, 03/15/18	100	103,750
Citigroup Inc.
1.35%, 03/10/17	50	49,947
1.70%, 07/25/16	625	630,951
4.00%, 08/05/24	250	255,386
5.30%, 05/06/44	200	224,983
6.00%, 10/31/33	25	30,230
Commonwealth Bank of Australia
3.25%, 03/17/16[b]	25	25,745
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	255,113
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	550	598,453
Credit Agricole SA
1.00%, 10/29/49 (Call 10/13/19)[a,b]	100	116,000
Credit Suisse/New York NY
3.63%, 09/09/24	250	262,763
Deutsche Bank AG/London
2.50%, 02/13/19	300	307,981
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	25	27,012
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	200	200,232
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	250	265,076
4.80%, 07/08/44 (Call 01/08/44)	250	281,999
6.25%, 09/01/17	800	891,573
6.25%, 02/01/41	25	32,798
HSBC Holdings PLC
5.10%, 04/05/21	375	431,569
5.25%, 03/14/44	250	296,918
ICICI Bank Ltd./Dubai
3.50%, 03/18/20	200	204,139
Industrial & Commercial Bank of China Ltd/Singapore
2.50%, 11/21/17[c]	200	201,285

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

ING Bank NV
2.50%, 10/01/19[b]	$250	$256,864
Itau Unibanco Holding SA/Cayman Island
6.20%, 12/21/21[c]	200	210,000
JPMorgan Chase & Co.
1.35%, 02/15/17	825	828,458
3.25%, 09/23/22	500	514,375
6.40%, 05/15/38	225	306,090
KfW
0.63%, 12/15/16	1,275	1,277,232
1.88%, 04/01/19	50	51,413
2.13%, 01/17/23	775	803,228
Korea Development Bank (The)
3.00%, 09/14/22	200	207,194
3.88%, 05/04/17	200	209,938
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 06/01/16[c]	200	200,109
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	225	230,482
2.38%, 03/24/21[c]	220	230,824
Lloyds Banking Group PLC
4.50%, 11/04/24	200	210,502
Macquarie Bank Ltd.
5.00%, 02/22/17[b]	50	53,614
Morgan Stanley
4.75%, 03/22/17	550	588,111
4.88%, 11/01/22	400	435,648
7.25%, 04/01/32	125	176,543
Nordea Bank AB
1.63%, 05/15/18[b]	400	400,409
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	25	25,514
2.38%, 10/01/21	100	104,845
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[d,e]	25	25,358
Royal Bank of Canada
2.30%, 07/20/16	300	306,998
Royal Bank of Scotland Group PLC
1.00%, 12/31/49 (Call 09/30/31)[a]	100	119,500
6.00%, 12/19/23	50	56,020
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	25	30,125
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[c]	200	167,230
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[c]	200	138,851
Societe Generale SA
2.75%, 10/12/17	250	257,815
Standard Chartered PLC
3.95%, 01/11/23[b]	300	299,396
State Bank of India/London
3.62%, 04/17/19[c]	200	207,748
State Street Corp.
1.35%, 05/15/18	25	24,897
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	25	25,737
Toronto-Dominion Bank (The)
2.25%, 11/05/19	25	25,507
Turkiye Is Bankasi
5.00%, 04/30/20	200	203,500
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[c]	200	198,517

Security	Principal (000s)	Value

U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	$325	$329,323
UBS AG/Stamford CT
2.38%, 08/14/19	250	254,558
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18	200	148,000
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[c]	200	168,136
Wells Fargo & Co.
2.63%, 12/15/16	550	566,000
3.30%, 09/09/24	250	260,700
5.61%, 01/15/44	225	279,673
Westpac Banking Corp.
1.60%, 01/12/18	200	201,272
2.00%, 08/14/17	50	50,931
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19	200	203,000

		24,227,589
BEVERAGES — 0.57%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	300	301,793
3.70%, 02/01/24	150	161,805
4.63%, 02/01/44	100	114,323
Coca-Cola Co. (The)
1.65%, 11/01/18	200	202,414
3.20%, 11/01/23	100	106,858
Constellation Brands Inc.
4.25%, 05/01/23	100	102,500
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	49,375
Diageo Capital PLC
1.13%, 04/29/18	50	49,535
2.63%, 04/29/23 (Call 01/29/23)	200	200,663
PepsiCo Inc.
2.50%, 05/10/16	300	306,758
3.60%, 03/01/24 (Call 12/01/23)	50	54,134
5.50%, 01/15/40	200	252,420
SABMiller Holdings Inc.
3.75%, 01/15/22[b]	200	213,642

		2,116,220
BIOTECHNOLOGY — 0.22%
Amgen Inc.
1.25%, 05/22/17	250	249,991
3.63%, 05/15/22 (Call 02/15/22)	50	53,016
5.38%, 05/15/43 (Call 11/15/42)	150	184,248
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	300	321,528

		808,783
BUILDING MATERIALS — 0.19%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 03/02/15)	25	20,687
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	50	50,750
Cemex SAB de CV
6.50%, 12/10/19 (Call 12/10/17)[c]	200	202,000
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	50	48,000

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Headwaters Inc.
7.63%, 04/01/19 (Call 04/01/15)	$50	$52,000
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/19[b]	225	262,480
USG Corp.
9.75%, 01/15/18	50	57,375

		693,292
CHEMICALS — 0.51%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	118,293
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	25	25,425
Braskem Finance Ltd.
5.75%, 04/15/21[c]	200	197,750
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	53,625
CF Industries Inc.
3.45%, 06/01/23	25	25,419
6.88%, 05/01/18	100	114,517
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	300	302,447
4.38%, 11/15/42 (Call 05/15/42)	25	25,932
E.I. du Pont de Nemours & Co.
6.00%, 07/15/18	125	143,104
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	200	210,983
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	50	46,968
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/02/15)	50	42,875
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[b]	50	49,875
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[b]	100	105,750
LYB International Finance BV
4.00%, 07/15/23	225	237,066
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	200	222,064

		1,922,093
COAL — 0.03%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	43,375
Peabody Energy Corp.
6.50%, 09/15/20	100	76,500

		119,875
COMMERCIAL SERVICES — 0.37%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	50	50,500
ADT Corp. (The)
3.50%, 07/15/22	100	90,500
6.25%, 10/15/21	25	26,492
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	50	47,625
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	25	25,063
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	50	53,750

Security	Principal (000s)	Value

DP World Ltd.
6.85%, 07/02/37[b]	$100	$117,000
ERAC USA Finance LLC
6.38%, 10/15/17[b]	50	56,305
7.00%, 10/15/37[b]	100	140,602
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	25	24,500
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	100	103,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	50,625
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[b]	50	50,750
Leidos Inc.
5.50%, 07/01/33	50	48,283
Massachusetts Institute of Technology
4.68%, 07/01/14	100	122,392
R.R. Donnelley & Sons Co.
7.88%, 03/15/21	100	111,000
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	100	103,500
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)	50	52,125
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	50,750
8.38%, 09/15/20 (Call 09/15/15)	50	53,325

		1,378,087
COMPUTERS — 0.45%
Apple Inc.
2.10%, 05/06/19	400	411,833
3.85%, 05/04/43	25	27,007
Dell Inc.
5.88%, 06/15/19	100	107,000
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)	100	102,827
Hewlett-Packard Co.
2.75%, 01/14/19	225	231,097
6.00%, 09/15/41	100	118,679
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	50	50,406
International Business Machines Corp.
1.63%, 05/15/20	400	396,822
4.00%, 06/20/42	100	105,574
8.38%, 11/01/19	25	32,606
Seagate HDD Cayman
4.75%, 06/01/23	100	106,441

		1,690,292
COSMETICS & PERSONAL CARE — 0.12%
Avon Products Inc.
5.00%, 03/15/23[f]	25	22,062
Colgate-Palmolive Co.
0.90%, 05/01/18	150	148,717
Procter & Gamble Co. (The)
1.45%, 08/15/16	100	101,313
4.70%, 02/15/19	50	56,535
5.55%, 03/05/37	100	136,917

		465,544

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.04%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	$50	$52,375
11.50%, 07/15/20 (Call 10/15/16)	100	114,000

		166,375
DIVERSIFIED FINANCIAL SERVICES — 1.35%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[b]	150	154,875
Aircastle Ltd.
5.13%, 03/15/21	100	101,250
Ally Financial Inc.
3.75%, 11/18/19	100	99,250
5.50%, 02/15/17	50	52,375
8.00%, 11/01/31	100	129,125
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	200	208,801
American Express Credit Corp.
1.13%, 06/05/17	300	299,471
1.30%, 07/29/16	50	50,332
Ameriprise Financial Inc.
3.70%, 10/15/24	200	212,939
CME Group Inc./IL
3.00%, 09/15/22[f]	125	130,827
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	200	192,000
Credit Suisse USA Inc.
5.38%, 03/02/16	25	26,206
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	50	37,000
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	437,748
General Electric Capital Corp.
1.50%, 07/12/16	25	25,323
2.30%, 01/14/19	50	51,524
3.45%, 05/15/24 (Call 02/13/24)	500	535,734
6.88%, 01/10/39	25	36,988
Series A
5.55%, 05/04/20	250	294,040
General Motors Financial Co. Inc.
4.38%, 09/25/21	150	159,000
4.75%, 08/15/17	50	52,929
HSBC Finance Corp.
6.68%, 01/15/21	250	302,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)	100	104,610
International Lease Finance Corp.
8.75%, 03/15/17	100	111,265
Invesco Finance PLC
4.00%, 01/30/24	200	217,663
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b]	200	188,000
Jefferies Group LLC
5.13%, 04/13/18	275	291,234
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	50	43,250
Navient Corp.
5.63%, 08/01/33	50	40,250
6.13%, 03/25/24	50	48,750
8.45%, 06/15/18	50	56,530

Security	Principal (000s)	Value

Nomura Holdings Inc.
2.75%, 03/19/19	$50	$51,414
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[b]	50	51,625
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[c]	100	133,375
Springleaf Finance Corp.
6.90%, 12/15/17	100	107,000

		5,035,011
ELECTRIC — 2.09%
Abu Dhabi National Energy Co. PJSC
6.25%, 09/16/19[b]	100	117,000
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	100	110,750
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	210,709
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	275	278,782
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	30,842
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	100	102,000
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	200	241,940
Comision Federal de Electricidad
4.88%, 01/15/24[c]	200	211,600
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,721
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	106,001
4.45%, 03/15/44 (Call 09/15/43)	125	145,726
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	203,934
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	200	233,975
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	244,808
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	251,578
Duke Energy Corp.
1.63%, 08/15/17	25	25,201
2.10%, 06/15/18 (Call 05/15/18)	400	408,723
Dynegy Finance I Inc./Dynegy Finance II Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	150	154,875
EDP Finance BV
4.90%, 10/01/19[b]	100	105,722
Electricite de France SA
4.88%, 01/22/44[b]	100	120,261
6.50%, 01/26/19[b]	250	296,162
Enel Finance International NV
6.00%, 10/07/39[b]	150	187,988
Eskom Holdings Ltd.
6.75%, 08/06/23[c]	200	202,540
Florida Power & Light Co.
5.95%, 02/01/38	225	316,703
GenOn Energy Inc.
9.50%, 10/15/18	50	49,625
Georgia Power Co.
4.30%, 03/15/42	100	114,599
Israel Electric Corp. Ltd.
5.63%, 06/21/18[c]	200	212,000

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	$20	$23,640
5.65%, 02/01/45 (Call 08/01/44)	50	66,052
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)	50	49,875
7.88%, 05/15/21 (Call 05/15/16)	100	107,250
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	200	267,157
Pacific Gas & Electric Co.
6.05%, 03/01/34	325	439,366
Perusahaan Listrik Negara PT
5.50%, 11/22/21[c]	200	215,750
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,989
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	44,915
PPL WEM Holdings Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	250	288,611
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	300	313,695
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	100	97,000
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	200	246,102
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	203,248
Southern Power Co.
5.15%, 09/15/41	25	30,500
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[c]	200	201,070
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	125	148,208
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	300	335,164

		7,838,357
ELECTRONICS — 0.15%
Honeywell International Inc.
4.25%, 03/01/21	200	227,705
Koninklijke Philips NV
3.75%, 03/15/22	100	106,567
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	50,048
4.50%, 03/01/21	150	166,535

		550,855
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22	200	206,856
AECOM Technology Corp.
5.75%, 10/15/22 (Call 10/15/17)[b]	50	52,312

		259,168
ENTERTAINMENT — 0.10%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	54,375
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	47,937
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	50	51,500

Security	Principal (000s)	Value

Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)	$50	$52,000
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	49,687
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)[b]	100	91,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b]	50	45,063

		392,312
ENVIRONMENTAL CONTROL — 0.11%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 03/02/15)	50	50,250
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	50,375
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	50	51,437
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	200	223,440
4.75%, 06/30/20	25	28,124

		403,626
FOOD — 0.61%
Big Heart Pet Brands
7.63%, 02/15/19 (Call 03/02/15)	50	49,625
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	169	170,403
ESAL GmbH
6.25%, 02/05/23 (Call 02/05/18)[c]	200	188,800
General Mills Inc.
2.20%, 10/21/19	200	201,945
H.J. Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[b]	100	100,250
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	50	51,500
Kellogg Co.
4.00%, 12/15/20	100	108,240
Kraft Foods Group Inc.
5.00%, 06/04/42	25	27,990
5.38%, 02/10/20	200	225,152
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	275	294,497
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	250	269,545
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	50,875
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/01/16)[b]	50	51,375
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	50,500
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	100	108,072
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	100	114,395
Unilever Capital Corp.
2.20%, 03/06/19	200	205,358

		2,268,522

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.06%
Clearwater Paper Corp.
5.38%, 02/01/25[b]	$50	$50,250
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	100	108,127
7.50%, 08/15/21	25	31,834
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/02/15)	50	48,875

		239,086
GAS — 0.14%
Korea Gas Corp.
3.88%, 02/12/24[c]	200	217,354
Sabine Pass LNG LP
7.50%, 11/30/16	100	105,250
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	52,799
6.00%, 10/15/39	100	132,619

		508,022
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
1.00%, 12/15/53 (Call 12/15/18)[a]	100	108,000

		108,000
HEALTH CARE — PRODUCTS — 0.47%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	52,500
Baxter International Inc.
3.20%, 06/15/23 (Call 03/15/23)	225	230,201
Becton, Dickinson and Co.
1.80%, 12/15/17	100	100,977
3.73%, 12/15/24 (Call 09/15/24)	150	159,417
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	100	106,625
Covidien International Finance SA
6.00%, 10/15/17	100	111,824
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	50	43,250
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	50	50,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	100	109,750
Mallinckrodt International Finance SA
4.75%, 04/15/23	100	95,000
Medtronic Inc.
2.50%, 03/15/20[b]	250	256,760
3.63%, 03/15/24 (Call 12/15/23)	25	26,816
4.38%, 03/15/35[b]	250	278,134
4.63%, 03/15/45[b]	20	23,082
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	103,924

		1,748,260
HEALTH CARE — SERVICES — 0.61%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	201,052
2.75%, 11/15/22 (Call 08/15/22)	25	25,291

Security	Principal (000s)	Value

Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	$50	$51,688
Anthem Inc.
2.25%, 08/15/19	100	100,849
3.30%, 01/15/23	50	51,308
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	51,775
6.88%, 02/01/22 (Call 02/01/18)	100	106,213
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	50	51,390
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	110,500
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	106,875
HCA Inc.
5.00%, 03/15/24	50	53,500
5.38%, 02/01/25	150	154,125
6.50%, 02/15/20	150	168,750
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	51,625
Kindred Escrow Corp. II
8.75%, 01/15/23 (Call 01/15/18)[b]	50	53,500
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	102,412
Roche Holdings Inc.
6.00%, 03/01/19[b]	250	292,562
Tenet Healthcare Corp.
5.50%, 03/01/19[b]	50	50,813
6.00%, 10/01/20	50	54,125
8.13%, 04/01/22	100	112,750
UnitedHealth Group Inc.
2.88%, 12/15/21	300	313,177
4.25%, 03/15/43 (Call 09/15/42)	25	28,409

		2,292,689
HOLDING COMPANIES — DIVERSIFIED — 0.30%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 03/02/15)[g]	50	43,375
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	100	102,548
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[b]	400	396,862
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	235,250
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	106,336
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	249,556

		1,133,927
HOME BUILDERS — 0.10%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	47,500
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	50,750
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	50	49,813
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	23,875
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	50,500

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Standard Pacific Corp.
8.38%, 05/15/18	$50	$56,406
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.63%, 03/01/24 (Call 12/01/23)[b]	50	46,500
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	53,979

		379,323
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
1.35%, 03/01/17	100	100,366

		100,366
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	36,818
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[b]	50	48,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	50	51,125
6.88%, 02/15/21 (Call 02/15/16)	100	105,250
9.88%, 08/15/19 (Call 08/15/15)	100	106,250
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	50	53,375

		401,693
INSURANCE — 0.92%
ACE INA Holdings Inc.
3.35%, 05/15/24	100	105,484
Aflac Inc.
3.63%, 11/15/24	100	105,884
Allstate Corp. (The)
4.50%, 06/15/43	100	118,793
American International Group Inc.
4.13%, 02/15/24	250	273,595
4.38%, 01/15/55 (Call 07/15/54)	100	105,247
Aon Corp.
5.00%, 09/30/20	200	227,345
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,366
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	255,636
4.50%, 02/11/43	25	29,317
Chubb Corp. (The)
5.75%, 05/15/18	100	113,867
Genworth Holdings Inc.
4.90%, 08/15/23	100	80,935
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[b]	50	50,000
Liberty Mutual Group Inc.
5.00%, 06/01/21[b]	200	223,842
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	100	170,009
MetLife Inc.
1.76%, 12/15/17	250	252,861
3.60%, 04/10/24	50	53,309
4.72%, 12/15/44	200	234,498
Principal Life Global Funding II
1.20%, 05/19/17[b]	200	199,999

Security	Principal (000s)	Value

Prudential Financial Inc.
5.70%, 12/14/36	$175	$220,898
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	144,519
Travelers Companies Inc. (The)
5.90%, 06/02/19	50	58,780
USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[b]	50	48,812
Voya Financial Inc.
1.00%, 05/15/53 (Call 05/15/23)[a]	50	50,250
2.90%, 02/15/18	200	205,944
XLIT Ltd.
1.00%, 10/29/49 (Call 04/15/17)[a]	100	91,750

		3,446,940
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	200	200,527
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	150	167,012
Baidu Inc.
2.75%, 06/09/19	200	201,960
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	200	201,681
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	51,750
Google Inc.
3.63%, 05/19/21	100	109,989
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	48,937
Netflix Inc.
5.75%, 03/01/24[b]	50	51,750
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	50	53,000

		1,086,606
IRON & STEEL — 0.43%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	50	43,125
Allegheny Technologies Inc.
6.13%, 08/15/23 (Call 05/15/23)	50	53,552
ArcelorMittal
1.00%, 03/01/21	100	103,125
7.50%, 10/15/39	50	51,750
10.35%, 06/01/19	50	59,762
CITIC Ltd.
6.80%, 01/17/23[c]	200	237,340
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	50	34,750
Evraz Group SA
6.75%, 04/27/18[c]	200	160,000
Gerdau Holdings Inc.
7.00%, 01/20/20[c]	100	108,000
Glencore Funding LLC
3.13%, 04/29/19[b]	275	276,706
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	106,971
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	50	50,875
United States Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	49,750

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

7.38%, 04/01/20	$25	$25,750
Vale Overseas Ltd.
4.38%, 01/11/22	250	237,696

		1,599,152
LEISURE TIME — 0.03%
Carnival Corp.
1.20%, 02/05/16	100	100,099

		100,099
LODGING — 0.19%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/02/15)	50	52,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[b]	50	49,250
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[b]	25	21,250
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	50,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	100	105,500
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	156,453
MGM Resorts International
6.00%, 03/15/23	100	101,000
6.63%, 12/15/21	25	26,250
7.63%, 01/15/17	50	53,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	100	102,000

		718,578
MACHINERY — 0.27%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	50	48,969
Case New Holland Industrial Inc.
7.88%, 12/01/17	100	110,100
Caterpillar Financial Services Corp.
7.15%, 02/15/19	50	60,543
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	300	318,504
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	107,010
John Deere Capital Corp.
1.95%, 12/13/18	225	228,203
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[b]	50	51,875
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	50	50,750
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	50	53,625

		1,029,579
MANUFACTURING — 0.25%
Bombardier Inc.
4.75%, 04/15/19[b]	50	47,000
6.00%, 10/15/22 (Call 04/15/17)[b]	25	23,562
Eaton Corp.
2.75%, 11/02/22	200	203,375
General Electric Co.

Security	Principal (000s)	Value

2.70%, 10/09/22	$250	$257,206
4.13%, 10/09/42	25	27,636
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	105,067
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	233,381
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	50	50,469

		947,696
MEDIA — 1.39%
21st Century Fox America Inc.
4.00%, 10/01/23	225	246,390
6.15%, 03/01/37	150	200,050
Cablevision Systems Corp.
8.00%, 04/15/20	50	56,375
8.63%, 09/15/17	50	55,625
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	115	126,286
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	150	157,875
CCOH Safari LLC
5.75%, 12/01/24 (Call 12/01/19)	100	101,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	50	48,875
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	50	51,563
Series B
7.63%, 03/15/20 (Call 03/15/15)	50	52,750
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	200	223,328
4.75%, 03/01/44	175	211,622
Cox Communications Inc.
3.25%, 12/15/22[b]	250	256,293
CSC Holdings LLC
6.75%, 11/15/21	50	56,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	200	209,885
5.88%, 10/01/19	125	145,367
DISH DBS Corp.
4.25%, 04/01/18	100	101,750
5.13%, 05/01/20	50	50,875
5.88%, 07/15/22	100	101,000
Gray Television Inc.
7.50%, 10/01/20 (Call 10/01/15)	50	51,375
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)	50	48,750
9.00%, 03/01/21 (Call 03/01/16)	50	48,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	50	52,750
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b]	200	201,709
NBCUniversal Media LLC
4.38%, 04/01/21	25	28,023
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[b]	50	50,125
Numericable-SFR
6.00%, 05/15/22 (Call 05/15/17)[b]	200	204,580
Quebecor Media Inc.
5.75%, 01/15/23	50	51,500
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	50	51,500

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b]	$100	$102,500
Thomson Reuters Corp.
1.65%, 09/29/17	250	250,638
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	48,250
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	250	270,578
6.75%, 06/15/39	150	203,053
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	100	104,354
4.75%, 03/29/21	250	279,158
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	50	54,375
Viacom Inc.
2.20%, 04/01/19	200	200,529
4.38%, 03/15/43	125	124,388
Walt Disney Co. (The)
4.13%, 06/01/44	100	112,882
5.63%, 09/15/16	150	162,273
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	50	51,500

		5,206,574
METAL FABRICATE & HARDWARE — 0.01%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/02/15)[b]	50	41,375

		41,375
MINING — 0.61%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	109,161
5.40%, 04/15/21 (Call 01/15/21)	50	55,480
Anglo American Capital PLC
2.63%, 09/27/17[b]	200	202,171
Barrick Gold Corp.
4.10%, 05/01/23	25	25,070
Barrick North America Finance LLC
5.75%, 05/01/43	100	106,923
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	25	26,273
3.85%, 09/30/23	250	268,692
Corp. Nacional del Cobre de Chile
5.63%, 10/18/43[c]	200	224,556
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	25	21,250
7.00%, 02/15/21 (Call 02/15/18)[b]	100	83,750
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (Call 03/02/15)[b]	44	43,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	25	22,323
5.40%, 11/14/34 (Call 05/14/34)	150	128,703
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/01/16)	50	44,500
New Gold Inc.
7.00%, 04/15/20 (Call 04/15/16)[b]	50	49,500
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	100	92,093
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	100	107,250

Security	Principal (000s)	Value

Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	$100	$102,039
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	50	50,510
2.88%, 08/21/22 (Call 05/21/22)	200	197,269
Southern Copper Corp.
7.50%, 07/27/35	100	112,394
Teck Resources Ltd.
6.25%, 07/15/41 (Call 01/15/41)	115	100,271
Vedanta Resources PLC
9.50%, 07/18/18[c]	100	99,000

		2,272,178
OFFICE & BUSINESS EQUIPMENT — 0.05%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)	50	52,500
Xerox Corp.
2.95%, 03/15/17	25	25,780
4.50%, 05/15/21	100	108,637

		186,917
OIL & GAS — 2.95%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	50	36,500
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	253,978
6.38%, 09/15/17	25	27,745
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	50	47,875
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	100,877
4.75%, 04/15/43 (Call 10/15/42)	125	125,853
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	43,375
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)	50	46,000
BP Capital Markets PLC
1.38%, 05/10/18	300	297,673
2.24%, 05/10/19	50	50,620
3.54%, 11/04/24	200	206,439
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)[b]	100	84,000
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)	50	48,750
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	50	49,313
6.63%, 08/15/20	100	107,125
Chevron Corp.
2.43%, 06/24/20 (Call 05/24/20)	250	258,128
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	52,125
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,581
CNPC General Capital Ltd.
1.00%, 05/14/17[a,c]	200	200,313
3.95%, 04/19/22[b]	200	206,959
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	100	100,000
ConocoPhillips
5.75%, 02/01/19	250	288,649

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	$200	$216,494
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	42,625
5.50%, 05/01/22 (Call 05/01/17)	25	22,000
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	108,193
Devon Financing Corp. LLC
7.88%, 09/30/31	25	35,163
Ecopetrol SA
5.88%, 09/18/23	200	212,000
Encana Corp.
6.50%, 08/15/34	100	108,667
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)	50	22,750
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	145,316
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	50	50,375
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/02/15)	50	31,875
Exxon Mobil Corp.
0.92%, 03/15/17	150	150,692
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[c]	200	156,820
8.15%, 04/11/18[c]	100	96,500
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	50	33,250
Hercules Offshore Inc.
6.75%, 04/01/22 (Call 04/01/17)[b]	25	8,500
Hess Corp.
5.60%, 02/15/41	100	108,908
KazMunayGas National Co. JSC
4.40%, 04/30/23[c]	200	175,012
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 03/02/15)	50	50,000
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	50	38,125
6.50%, 09/15/21 (Call 09/15/17)	100	73,500
LUKOIL International Finance BV
3.42%, 04/24/18[c]	200	168,000
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	150	151,142
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	50	44,500
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	44,875
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)[b]	50	45,500
Nabors Industries Inc.
2.35%, 09/15/16	100	98,000
Newfield Exploration Co.
5.75%, 01/30/22	50	49,375
Nexen Energy ULC
6.40%, 05/15/37	50	64,654
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	150	156,957
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	50	46,031
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,079
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	25	16,250

Security	Principal (000s)	Value

Pertamina Persero PT
6.50%, 05/27/41[c]	$200	$217,000
Petro-Canada
6.80%, 05/15/38	100	132,879
Petrobras Global Finance BV
1.00%, 03/17/17[a]	200	182,500
1.00%, 01/15/19[a]	200	170,500
4.38%, 05/20/23	100	81,587
Petrobras International Finance Co. SA
6.75%, 01/27/41	200	166,151
Petroleos de Venezuela SA
8.50%, 11/02/17[c]	50	28,575
9.00%, 11/17/21[c]	125	43,928
9.75%, 05/17/35[c]	150	53,430
Series 2016
5.13%, 10/28/16	125	61,250
Petroleos Mexicanos
4.88%, 01/18/24	200	207,500
6.38%, 01/23/45	50	55,938
6.63%, 06/15/38	200	224,594
8.00%, 05/03/19	200	238,000
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	223,276
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	162,902
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	22,594
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	50	47,750
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	50	49,500
Reliance Holdings USA Inc.
5.40%, 02/14/22[c]	250	273,827
Rosetta Resources Inc.
5.88%, 06/01/22 (Call 12/01/17)	50	47,000
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	50	44,250
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	34,750
Shell International Finance BV
2.00%, 11/15/18	250	254,688
4.55%, 08/12/43	150	179,029
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23 [c]	200	196,765
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[c]	200	199,487
4.38%, 04/10/24[c]	200	217,740
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[b]	50	48,250
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	100	102,339
Statoil ASA
1.15%, 05/15/18	300	297,510
3.95%, 05/15/43	100	107,937
Suncor Energy Inc.
6.10%, 06/01/18	25	28,272
Talisman Energy Inc.
7.75%, 06/01/19	100	116,363
Total Capital International SA
2.10%, 06/19/19	400	407,358
3.75%, 04/10/24	25	27,168
Transocean Inc.
2.50%, 10/15/17	50	43,500

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

6.38%, 12/15/21	$150	$122,625
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[b]	50	42,750
Valero Energy Corp.
6.63%, 06/15/37	25	29,843
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	50	43,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	100	95,125

		11,030,936
OIL & GAS SERVICES — 0.13%
Baker Hughes Inc.
5.13%, 09/15/40	100	116,945
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 03/02/15)	25	17,500
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	25	15,500
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	15	14,737
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	131,984
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	225	187,875

		484,541
PACKAGING & CONTAINERS — 0.12%
Ball Corp.
5.00%, 03/15/22	50	52,687
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)	50	51,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[b]	50	49,094
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	50,000
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,937
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	107,458
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	103,500

		465,801
PHARMACEUTICALS —0.94%
Abbott Laboratories
5.30%, 05/27/40	100	128,965
AbbVie Inc.
2.90%, 11/06/22	250	253,847
4.40%, 11/06/42	25	27,308
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	100	103,070
Actavis Inc.
1.88%, 10/01/17	150	149,896
AstraZeneca PLC
1.95%, 09/18/19	25	25,464
4.00%, 09/18/42	100	105,067
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	115,878
Eli Lilly & Co.
1.95%, 03/15/19	250	254,651

Security	Principal (000s)	Value

Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	$100	$98,500
Express Scripts Holding Co.
2.25%, 06/15/19	250	252,152
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	25,495
6.38%, 05/15/38	100	138,493
Johnson & Johnson
3.38%, 12/05/23	250	276,052
4.38%, 12/05/33 (Call 06/05/33)	20	23,685
McKesson Corp.
2.28%, 03/15/19	50	50,851
4.88%, 03/15/44 (Call 09/15/43)	100	118,105
Merck & Co. Inc.
0.70%, 05/18/16	100	100,192
2.80%, 05/18/23	50	51,386
4.15%, 05/18/43	100	113,455
Novartis Capital Corp.
2.40%, 09/21/22	250	254,754
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	200	208,715
Pfizer Inc.
1.10%, 05/15/17	150	151,013
6.20%, 03/15/19	50	59,001
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[b]	100	102,500
6.38%, 10/15/20 (Call 10/15/16)[b]	50	52,875
Wyeth LLC
5.95%, 04/01/37	200	267,458

		3,508,828
PIPELINES — 0.91%
Access Midstream Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	106,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	50	48,750
Energy Transfer Equity LP
7.50%, 10/15/20	50	55,635
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	275	301,884
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	306,282
4.85%, 03/15/44 (Call 09/15/43)	100	110,669
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	47,125
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	30,231
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	403,118
4.30%, 06/01/25 (Call 03/01/25)	100	104,164
5.30%, 12/01/34 (Call 06/01/34)	100	104,630
5.55%, 06/01/45 (Call 12/01/44)	150	161,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	100	102,875
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[b]	50	48,938
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	50,793
5.00%, 09/15/23 (Call 06/15/23)	200	202,334
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	253,026

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	$50	$54,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	100,125
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	105,301
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	46,750
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	27,035
7.63%, 01/15/39	150	213,078
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	150	138,824
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	275	275,427

		3,399,894
REAL ESTATE — 0.28%
China Overseas Finance Cayman VI Ltd.
6.45%, 06/11/34	200	222,211
Country Garden Holdings Co. Ltd.
7.88%, 05/27/19 (Call 05/27/17)[c]	200	204,000
Deutsche Annington Finance BV
3.20%, 10/02/17[b]	100	103,014
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b]	100	101,457
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23	200	205,036
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	203,675

		1,039,393
REAL ESTATE INVESTMENT TRUSTS — 0.55%
American Tower Corp.
3.40%, 02/15/19	200	206,228
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	47,998
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	154,483
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	175	186,419
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	103,159
Crown Castle International Corp.
5.25%, 01/15/23	100	102,500
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	101,450
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,454
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	150	170,980
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	100	97,750
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	150	163,342
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	51,119
3.75%, 02/01/24 (Call 11/01/23)	200	216,131
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	200	204,843

Security	Principal (000s)	Value

Weyerhaeuser Co.
7.38%, 03/15/32	$100	$137,357

		2,045,213
RETAIL — 1.00%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b]	100	102,500
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	50	52,375
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,000
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 06/15/16)	50	40,750
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[b]	50	46,750
CVS Health Corp.
5.75%, 06/01/17	165	182,416
6.13%, 09/15/39	100	136,268
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	50	49,000
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	255,666
4.40%, 03/15/45 (Call 09/15/44)	100	115,191
5.88%, 12/16/36	25	33,719
J.C. Penney Corp. Inc.
5.65%, 06/01/20	100	82,500
L Brands Inc.
5.63%, 02/15/22	150	162,750
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	29,264
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	249,937
McDonald’s Corp.
2.63%, 01/15/22	275	279,315
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[b]	50	50,625
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b]	50	51,750
New Albertsons Inc.
7.45%, 08/01/29	50	45,500
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	50	50,875
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	50,000
QVC Inc.
4.85%, 04/01/24	25	26,169
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[f]	50	52,250
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	53,500
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	100	110,359
Target Corp.
3.50%, 07/01/24	250	270,011
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/02/15)	50	49,375
Wal-Mart Stores Inc.
4.25%, 04/15/21	275	310,884
4.30%, 04/22/44 (Call 10/22/43)	100	115,706
6.50%, 08/15/37	270	390,427

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	$250	$259,775

		3,757,607
SAVINGS & LOANS — 0.05%
Nationwide Building Society
2.35%, 01/21/20[b]	200	202,521

		202,521
SEMICONDUCTORS — 0.17%
Advanced Micro Devices Inc.
7.50%, 08/15/22	50	47,188
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/01/15)	50	50,500
Applied Materials Inc.
5.85%, 06/15/41	50	64,450
Intel Corp.
1.35%, 12/15/17	250	251,398
4.80%, 10/01/41	50	58,938
Micron Technology Inc.
5.25%, 08/01/23	50	50,031
Texas Instruments Inc.
1.65%, 08/03/19	100	99,987

		622,492
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,875

		51,875
SOFTWARE — 0.40%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	100	107,125
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	100	104,000
Boxer Parent Co. Inc.
9.00%, 10/15/19 (Call 04/15/15)[b,g]	25	20,375
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	100	107,000
8.25%, 01/15/21 (Call 01/15/16)[b]	75	79,969
12.63%, 01/15/21 (Call 01/15/16)	100	118,625
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)	50	53,750
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	275	304,968
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	50	50,500
Oracle Corp.
2.25%, 10/08/19	300	307,905
3.63%, 07/15/23	50	54,506
4.50%, 07/08/44 (Call 01/08/44)	150	175,781

		1,484,504
STORAGE & WAREHOUSING — 0.05%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[b]	200	196,000

		196,000

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 1.84%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[b]	$200	$207,500
Altice Financing SA
6.63%, 02/15/23	200	200,000
America Movil SAB de CV
6.38%, 03/01/35	125	161,129
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)	250	264,821
4.35%, 06/15/45 (Call 12/15/44)	300	300,725
4.45%, 05/15/21	25	27,616
5.35%, 09/01/40	25	28,228
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	40,938
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[c]	200	220,920
British Telecommunications PLC
2.35%, 02/14/19	200	203,613
CenturyLink Inc.
5.80%, 03/15/22	50	52,625
7.60%, 09/15/39	50	50,500
Series V
5.63%, 04/01/20	100	105,225
Cisco Systems Inc.
1.10%, 03/03/17	400	402,635
5.50%, 01/15/40	115	149,086
CommScope Inc.
5.50%, 06/15/24 (Call 06/15/19)[b]	50	48,313
Deutsche Telekom International Finance BV
8.75%, 06/15/30	125	191,189
Frontier Communications Corp.
8.50%, 04/15/20	50	56,250
9.00%, 08/15/31	50	54,000
Hughes Satellite Systems Corp.
7.63%, 06/15/21	50	54,375
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	100	98,750
7.25%, 10/15/20 (Call 10/15/15)	50	52,437
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	75	74,344
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[b]	50	50,750
7.00%, 06/01/20 (Call 06/01/16)	50	53,250
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	201,680
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	100	124,877
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	100	107,521
Sprint Capital Corp.
6.88%, 11/15/28	100	92,000
Sprint Communications Inc.
9.00%, 11/15/18[b]	150	172,875
Sprint Corp.
7.13%, 06/15/24	100	97,250
7.25%, 09/15/21	150	149,775
7.88%, 09/15/23	50	50,687
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	51,625
6.38%, 03/01/25 (Call 09/01/19)	50	50,875
6.54%, 04/28/20 (Call 04/28/16)	100	103,594
6.63%, 04/01/23 (Call 04/01/18)	100	103,750

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

Telecom Italia Capital SA
7.20%, 07/18/36	$100	$111,250
Telefonica Emisiones SAU
5.46%, 02/16/21	275	318,190
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	200	205,230
4.15%, 03/15/24 (Call 12/15/23)	50	53,729
4.50%, 09/15/20	500	550,950
5.01%, 08/21/54[b]	200	220,215
5.05%, 03/15/34 (Call 12/15/33)	50	56,657
VimpelCom Holdings BV
6.25%, 03/01/17[c]	200	182,016
Vodafone Group PLC
1.50%, 02/19/18	250	248,748
6.15%, 02/27/37	100	127,280
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	200	195,000
Windstream Corp.
7.50%, 06/01/22 (Call 06/01/17)	100	99,750
7.88%, 11/01/17	50	53,937

		6,878,680
TRANSPORTATION — 0.41%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	27,050
4.70%, 10/01/19	200	224,102
4.90%, 04/01/44 (Call 10/01/43)	150	178,795
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	10	10,711
4.75%, 05/30/42 (Call 11/30/41)	150	174,524
FedEx Corp.
3.20%, 02/01/25	250	258,911
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	50	49,375
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	192,900
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	150	179,961
United Parcel Service Inc.
1.13%, 10/01/17	200	200,648
6.20%, 01/15/38	25	34,972

		1,531,949
TRUCKING & LEASING — 0.06%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[b]	200	209,085

		209,085

TOTAL CORPORATE BONDS & NOTES (Cost: $116,227,293)		115,761,478

FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.11%

ARGENTINA — 0.05%
Argentine Republic Government International Bond
1.00%, 12/31/38[a,i]	100	51,750
8.28%, 12/31/33[i]	161	148,739

		200,489

Security	Principal (000s)	Value

BELGIUM — 0.06%
Belgium Government International Bond
2.88%, 09/18/24	$200	$213,592

		213,592
BRAZIL — 0.22%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[c]	200	208,440
Brazilian Government International Bond
4.88%, 01/22/21	200	212,000
7.13%, 01/20/37	200	250,000
10.13%, 05/15/27	100	154,500

		824,940
CANADA — 0.44%
Canada Government International Bond
0.88%, 02/14/17	125	125,792
Export Development Canada
1.00%, 05/15/17	250	251,634
Province of British Columbia
2.00%, 10/23/22	125	126,886
Province of Manitoba Canada
3.05%, 05/14/24	100	107,678
Province of Ontario Canada
1.00%, 07/22/16	400	402,604
2.00%, 01/30/19	50	51,265
3.20%, 05/16/24	200	217,790
Province of Quebec Canada
2.88%, 10/16/24	100	105,701
4.63%, 05/14/18	225	250,028

		1,639,378
CAYMAN ISLANDS — 0.05%
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23	200	206,500

		206,500
CHILE — 0.05%
Chile Government International Bond
3.13%, 03/27/25	200	208,000

		208,000
COLOMBIA — 0.13%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	188,500
5.63%, 02/26/44 (Call 08/26/43)	200	232,000
8.13%, 05/21/24	50	66,500

		487,000
CROATIA — 0.06%
Croatia Government International Bond
6.00%, 01/26/24[c]	200	219,350

		219,350

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.45%, 04/30/44[c]	$100	$110,000

		110,000

EL SALVADOR — 0.05%
El Salvador Government International Bond
6.38%, 01/18/27[c]	200	205,000

		205,000

FINLAND — 0.05%
Finland Government International Bond
1.75%, 09/10/19	200	204,381

		204,381

FRANCE — 0.16%
Caisse d’Amortissement de la Dette Sociale
5.25%, 11/02/16	500	540,073
Caisse d’Amortissement Dette Sociale
3.00%, 10/26/20	50	53,758

		593,831

GERMANY — 0.08%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	200,654
State of North Rhine-Westphalia
1.63%, 01/22/20	100	100,381

		301,035

HUNGARY — 0.13%
Hungary Government International Bond
4.00%, 03/25/19	200	210,000
5.38%, 03/25/24	200	227,900
6.38%, 03/29/21	50	58,724

		496,624

INDONESIA — 0.15%
Indonesia Government International Bond
3.38%, 04/15/23[c]	200	195,750
5.88%, 03/13/20[c]	100	112,750
6.75%, 01/15/44[c]	200	258,000

		566,500

ITALY — 0.08%
Italy Government International Bond
6.88%, 09/27/23	225	293,999

		293,999

JAPAN — 0.11%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	400	402,560

		402,560

Security	Principal (000s)	Value

LEBANON — 0.09%
Lebanon Government International Bond
5.15%, 06/12/18	$200	$202,592
6.00%, 01/27/23[c]	100	100,520
6.75%, 11/29/27[c]	25	26,000

		329,112

MEXICO — 0.23%
Mexico Government International Bond
3.60%, 01/30/25	200	205,500
4.00%, 10/02/23	50	52,875
5.55%, 01/21/45	300	365,250
5.95%, 03/19/19	200	228,000

		851,625

NORWAY — 0.07%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	258,049

		258,049

PANAMA — 0.06%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)	200	210,500

		210,500

PERU — 0.07%
Peruvian Government International Bond
5.63%, 11/18/50	200	246,000

		246,000

PHILIPPINES — 0.15%
Philippine Government International Bond
5.00%, 01/13/37	200	247,750
6.50%, 01/20/20	200	240,750
9.50%, 02/02/30	50	84,875

		573,375

POLAND — 0.06%
Poland Government International Bond
5.00%, 03/23/22	200	229,074

		229,074

QATAR — 0.10%
Qatar Government International Bond
4.50%, 01/20/22[b]	200	226,250
6.40%, 01/20/40[b]	100	136,000

		362,250

RUSSIA — 0.16%
Russian Foreign Bond - Eurobond
3.50%, 01/16/19[c]	200	173,716
5.63%, 04/04/42[c]	200	160,000

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

7.50%, 03/31/30[c,d]	$262	$263,466

		597,182
SLOVENIA — 0.06%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	212,350

		212,350
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
2.88%, 09/17/18	200	206,772
4.00%, 01/29/21	100	110,171
Republic of Korea
3.88%, 09/11/23	200	225,998

		542,941
SUPRANATIONAL — 1.52%
African Development Bank
1.13%, 03/15/17	300	302,794
Asian Development Bank
2.00%, 01/22/25	200	203,208
2.25%, 08/18/17	350	363,026
European Bank for Reconstruction & Development
0.75%, 09/01/17	350	349,587
European Investment Bank
0.88%, 04/18/17	1,575	1,581,866
2.50%, 04/15/21	50	52,951
3.25%, 01/29/24	250	280,873
Inter-American Development Bank
2.38%, 08/15/17	575	598,358
4.38%, 01/24/44	100	134,172
International Bank for Reconstruction & Development
1.13%, 07/18/17	825	834,302
2.50%, 11/25/24	250	265,476
International Finance Corp.
0.63%, 10/03/16	500	501,113
1.75%, 09/16/19	25	25,583
Nordic Investment Bank
1.00%, 03/07/17	200	201,491

		5,694,800
SWEDEN — 0.11%
Kommuninvest I Sverige AB
0.63%, 09/11/16	200	200,084
Sweden Government International Bond
0.88%, 01/23/18[b]	200	199,783

		399,867
TURKEY — 0.23%
Republic of Turkey
7.50%, 11/07/19	250	296,750
Turkey Government International Bond
6.25%, 09/26/22	200	232,732
6.75%, 05/30/40	200	260,000
7.38%, 02/05/25	50	63,834

		853,316

Security	Principal (000s)	Value

UKRAINE — 0.04%
Ukraine Government International Bond
6.25%, 06/17/16[c]	$200	$108,300
7.75%, 09/23/20[c]	100	51,800

		160,100
URUGUAY — 0.06%
Uruguay Government International Bond
5.10%, 06/18/50	200	217,000

		217,000
VENEZUELA — 0.06%
Venezuela Government International Bond
5.75%, 02/26/16[c]	100	57,250
7.00%, 12/01/18[c]	150	52,500
7.00%, 03/31/38[c]	150	47,625
11.75%, 10/21/26[c]	150	53,625
11.95%, 08/05/31[c]	50	18,125

		229,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $19,170,329)		19,139,845

MUNICIPAL DEBT OBLIGATIONS — 0.71%

CALIFORNIA — 0.40%
Bay Area Toll Authority RB BAB
Series S1
7.04%, 04/01/50	200	305,520
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	156,518
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	100	152,279
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	198,766
State of California GO BAB
7.55%, 04/01/39	350	564,665
7.63%, 03/01/40	35	55,944
University of California RB Series AN
4.77%, 05/15/44 (Call 05/15/24)	50	54,782

		1,488,474
ILLINOIS — 0.11%
City of Chicago IL GO Series B
6.31%, 01/01/44	50	55,037
State of Illinois GO
5.10%, 06/01/33	350	363,058

		418,095
NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	32,274
Series B
0.00%, 02/15/22 (AGM)	100	76,859

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal (000s)	Value

New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	$25	$39,164

		148,297
NEW YORK — 0.11%
City of New York NY GO BAB
5.99%, 12/01/36	55	73,728
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	200	282,412
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	15	21,601
Port Authority of New York & New Jersey RB
5.65%, 11/01/40(GOI)	25	32,691

		410,432
OHIO — 0.02%
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	63,952

		63,952
OREGON — 0.03%
Oregon School Boards Association GOL Series B
5.68%, 06/30/28(NATL)	100	125,930

		125,930

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,653,402)		2,655,180

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.91%

MORTGAGE-BACKED SECURITIES — 23.76%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/45[j]	130	134,428
3.00%, 05/01/29	101	106,209
3.00%, 02/01/45[j]	230	237,403
3.50%, 02/01/30[j]	60	63,741
3.50%, 02/01/45[j]	330	347,944
4.00%, 02/01/30[j]	50	52,851
4.00%, 07/01/44	99	108,234
4.00%, 02/01/45[j]	230	246,208
4.50%, 02/01/45[j]	180	194,878
Federal National Mortgage Association
1.00%, 06/01/41	75	81,306
2.50%, 02/01/30[j]	4,510	4,665,736
2.50%, 02/01/45[j]	30	30,094
3.00%, 02/01/30[j]	4,700	4,941,609
3.00%, 02/01/45[j]	12,535	12,960,015
3.50%, 02/01/30[j]	3,800	4,034,531
3.50%, 02/01/45[j]	420	443,691
4.00%, 02/01/30[j]	1,580	1,672,331
4.00%, 02/01/45[j]	15,990	17,124,291
4.50%, 02/01/30[j]	1,175	1,233,566
4.50%, 02/01/45[j]	9,056	9,827,175
5.00%, 10/01/41	97	108,205
5.00%, 01/01/42	295	326,225
5.00%, 05/01/42	231	255,865

Security	Principal (000s)	Value

5.00%, 02/01/45[j]	$4,660	$5,152,212
5.50%, 02/01/45[j]	5,700	6,374,649
Government National Mortgage Association
3.00%, 03/15/43	48	50,203
3.00%, 11/20/43	97	100,756
3.00%, 12/20/43	136	141,213
3.50%, 11/15/41	44	46,651
3.50%, 11/20/43	114	120,372
3.50%, 07/20/44	193	204,328
3.50%, 02/01/45[j]	16,040	16,939,744
4.00%, 07/15/41	68	72,752
4.00%, 10/20/44	112	120,226
4.00%, 01/20/45	90	96,287
4.50%, 02/01/45[j]	260	282,856

		88,898,785

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.41%
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16	500	503,385
1.00%, 06/29/17	4,000	4,030,926
6.75%, 09/15/29	700	1,083,414
Federal National Mortgage Association
1.75%, 09/12/19	3,000	3,062,044
1.88%, 09/18/18	150	154,282
4.50%, 01/01/42	57	61,588
6.25%, 05/15/29	35	51,708
6.63%, 11/15/30	40	62,511

		9,009,858

U.S. GOVERNMENT OBLIGATIONS — 31.74%
U.S. Treasury Note/Bond
0.25%, 12/15/15	750	750,473
0.50%, 01/31/17	12,000	12,006,119
0.50%, 07/31/17	500	498,360
0.63%, 12/15/16	750	752,670
0.63%, 05/31/17[f]	750	750,990
0.63%, 08/31/17	10,000	9,987,500
0.75%, 02/28/18	5,000	4,988,900
0.88%, 01/15/18	10,000	10,030,901
1.00%, 11/30/19	10,000	9,916,200
1.25%, 01/31/20	10,000	10,028,701
1.50%, 06/30/16	10,000	10,167,700
1.50%, 01/31/22	5,000	5,001,150
1.63%, 04/30/19	950	971,793
1.63%, 06/30/19	100	102,233
1.88%, 10/31/17	10,000	10,309,700
2.00%, 01/31/16	300	305,319
2.00%, 10/31/21	8,000	8,265,520
2.25%, 11/15/24	2,000	2,102,660
2.50%, 05/15/24	150	160,820
3.00%, 11/15/44	4,050	4,699,903
3.13%, 08/15/44	80	94,945
3.25%, 05/31/16	750	779,415
3.38%, 05/15/44[f]	1,120	1,388,263
3.63%, 02/15/44	450	581,508
4.25%, 05/15/39	275	380,639
4.38%, 11/15/39	5,000	7,070,050
5.00%, 05/15/37	150	228,390
6.25%, 05/15/30	3,500	5,453,980
6.38%, 08/15/27	100	150,281

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

8.13%, 05/15/21	$600	$843,114

		118,768,197

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $216,273,823)		216,676,840

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,k,l]	964	963,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,k,l]	58	57,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,k]	4,812	4,812,498

		5,834,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,834,148)		5,834,148

TOTAL INVESTMENTS IN SECURITIES — 98.05%
(Cost: $366,944,968)		366,853,292
Other Assets, Less Liabilities — 1.95%		7,300,661

NET ASSETS — 100.00%		$374,153,953

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	All or a portion of this security represents a security on loan. See Note 1.
[g]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[h]	Investments are denominated in U.S. dollars.
[i]	Issuer is in default of interest payments.
[j]	To-be-announced (TBA). See Note 1.
[k]	The rate quoted is the annualized seven-day yield of the fund at period end.
[l]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

100

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.83%
U.S. Treasury Note/Bond
0.25%, 09/30/15	$6	$5,704
0.25%, 11/30/15	4	4,003
0.25%, 04/15/16	648	648,475
0.38%, 08/31/15	10	10,015
0.50%, 07/31/17[a]	640	637,901
0.63%, 11/15/16	3,661	3,674,509
0.63%, 02/15/17	2,093	2,098,568
0.63%, 08/31/17[a]	14,332	14,313,885
0.75%, 12/31/17	3,195	3,193,402
0.75%, 03/31/18	4,000	3,987,520
0.88%, 11/30/16[a]	22,896	23,079,169
0.88%, 08/15/17[a]	7,950	7,993,248
0.88%, 07/31/19[a]	8,114	8,022,312
1.00%, 10/31/16	3,660	3,698,457
1.00%, 12/15/17[a]	477	480,411
1.00%, 06/30/19[a]	1,444	1,437,098
1.00%, 08/31/19[a]	3,661	3,636,362
1.00%, 11/30/19	318	315,335
1.13%, 03/31/20[a]	1,125	1,119,431
1.13%, 04/30/20[a]	1,433	1,424,918
1.25%, 11/30/18	39,281	39,625,101
1.25%, 01/31/19[a]	1,016	1,023,762
1.25%, 10/31/19	493	495,283
1.25%, 02/29/20[a]	7,491	7,506,157
1.38%, 05/31/20[a]	2,090	2,102,456
1.50%, 06/30/16[a]	3,528	3,587,165
1.50%, 07/31/16[a]	5,417	5,512,008
1.50%, 08/31/18[a]	3,212	3,273,927
1.50%, 01/31/19[a]	855	870,313
1.50%, 02/28/19[a]	4,473	4,553,668
1.63%, 04/30/19	896	916,452
1.63%, 11/15/22[a]	2,892	2,907,906
1.75%, 05/31/16[a]	2,097	2,137,388
1.75%, 10/31/18	3,220	3,309,838
1.75%, 09/30/19[a]	4,047	4,155,640
1.75%, 05/15/22	1,000	1,016,740
1.88%, 09/30/17	5,458	5,625,670
1.88%, 06/30/20	4,784	4,938,141
1.88%, 11/30/21[a]	4,815	4,937,975
2.00%, 09/30/20[a]	2,078	2,154,096
2.00%, 11/30/20	6,530	6,764,312
2.00%, 02/28/21[a]	2,577	2,667,248
2.00%, 05/31/21	197	203,745
2.00%, 08/31/21[a]	3,034	3,135,639
2.00%, 11/15/21	956	988,791
2.00%, 02/15/23	2,416	2,493,661
2.13%, 08/31/20	501	522,974
2.13%, 01/31/21	1,022	1,065,374
2.13%, 06/30/21	1,289	1,342,763
2.13%, 08/15/21	3,980	4,146,284
2.25%, 03/31/21	1,312	1,377,036
2.25%, 04/30/21	2,096	2,199,941
2.25%, 11/15/24[a]	1,834	1,928,139
2.38%, 07/31/17[a]	1,614	1,683,763
2.38%, 12/31/20	1,765	1,865,517
2.38%, 08/15/24[a]	2,410	2,558,827
2.50%, 06/30/17[a]	9,387	9,816,025

Security	Principal or Shares (000s)	Value

2.50%, 08/15/23	$8,139	$8,717,821
2.50%, 05/15/24[a]	7,155	7,671,090
2.75%, 11/30/16	2,425	2,527,020
2.75%, 02/15/24[a]	1,806	1,974,716
2.75%, 08/15/42	1,928	2,121,384
2.75%, 11/15/42[a]	646	711,053
3.00%, 05/15/42[a]	500	576,855
3.13%, 04/30/17[a]	6,519	6,891,691
3.13%, 05/15/19	869	942,947
3.13%, 05/15/21[a]	7,791	8,587,785
3.13%, 11/15/41	6,689	7,906,130
3.13%, 02/15/42	1,440	1,700,254
3.13%, 02/15/43	4,784	5,642,852
3.13%, 08/15/44	200	237,362
3.25%, 03/31/17	31,816	33,672,463
3.38%, 05/15/44[a]	2,616	3,242,337
3.63%, 02/15/21	1,293	1,460,237
3.63%, 08/15/43	1,601	2,067,341
3.63%, 02/15/44	2,908	3,757,317
3.75%, 11/15/43	3,070	4,049,754
4.38%, 02/15/38[a]	200	280,586
4.38%, 05/15/41	8,458	12,162,173
4.50%, 02/15/16[a]	17,930	18,720,714
4.50%, 02/15/36	645	919,204
4.50%, 05/15/38[a]	3,848	5,486,578
4.63%, 02/15/17[a]	3,217	3,486,272
5.13%, 05/15/16[a]	8,936	9,494,857
5.25%, 02/15/29[a]	1,022	1,432,088
6.25%, 05/15/30	739	1,151,257
6.63%, 02/15/27[a]	800	1,213,840
6.75%, 08/15/26[a]	1,911	2,897,400
7.13%, 02/15/23[a]	9,076	12,919,829
8.75%, 08/15/20	4,134	5,789,585

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $395,699,849)		405,603,240

SHORT-TERM INVESTMENTS — 28.88%

MONEY MARKET FUNDS — 28.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	109,278	109,277,752
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	8,839	8,838,887

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

January 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	406	$405,804

		118,522,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,522,443)		118,522,443

TOTAL INVESTMENTS IN SECURITIES — 127.71%
(Cost: $514,222,292)		524,125,683
Other Assets, Less Liabilities — (27.71)%		(113,725,584)

NET ASSETS — 100.00%		$410,400,099

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.00%

BANKS — 59.27%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	$75	$77,799
Bank of America Corp.
3.63%, 03/17/16	50	51,438
4.88%, 04/01/44[a]	25	29,343
5.70%, 01/24/22	100	117,587
7.63%, 06/01/19	50	61,144
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	25,158
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	25	26,194
3.65%, 02/04/24 (Call 01/05/24)	25	27,020
Bank of Nova Scotia (The)
2.55%, 01/12/17	100	102,900
2.90%, 03/29/16	38	39,009
Barclays Bank PLC
2.50%, 02/20/19	200	205,978
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,383
2.45%, 01/15/20 (Call 12/15/19)	25	25,423
3.20%, 03/15/16 (Call 02/16/16)	63	64,465
BNP Paribas SA
1.38%, 03/17/17	50	50,182
3.25%, 03/03/23	25	26,125
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	25	25,121
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	50	52,453
Citigroup Inc.
1.35%, 03/10/17	100	99,893
4.45%, 01/10/17	38	40,234
5.88%, 01/30/42	50	64,847
6.88%, 03/05/38	25	35,267
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	50	51,460
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	50	52,205
3.88%, 02/08/22	50	54,405
5.25%, 05/24/41	13	16,356
Credit Suisse/New York NY
5.40%, 01/14/20	25	28,441
Deutsche Bank AG/London
3.70%, 05/30/24	50	53,169
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	13	13,681
4.30%, 01/16/24 (Call 12/16/23)	13	14,046
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	100	106,030
5.38%, 03/15/20	100	113,982
6.75%, 10/01/37	25	32,661
HSBC Holdings PLC
4.00%, 03/30/22	25	27,395
6.10%, 01/14/42	75	106,428
JPMorgan Chase & Co.
3.15%, 07/05/16	100	102,894

Security	Principal (000s)	Value

3.38%, 05/01/23	$25	$25,172
4.85%, 02/01/44[a]	10	11,574
5.60%, 07/15/41	25	31,611
6.40%, 05/15/38	25	34,010
KeyCorp
5.10%, 03/24/21	13	14,968
Lloyds Bank PLC
4.20%, 03/28/17	25	26,564
Morgan Stanley
1.88%, 01/05/18	175	175,624
4.35%, 09/08/26	35	36,561
6.38%, 07/24/42	25	34,143
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,135
Northern Trust Corp.
2.38%, 08/02/22	13	12,952
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	25	26,362
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	25	25,640
Royal Bank of Canada
1.50%, 01/16/18[a]	75	75,393
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	13	15,206
State Street Corp.
2.88%, 03/07/16	50	51,272
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	38	39,121
Toronto-Dominion Bank (The)
2.38%, 10/19/16	25	25,661
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	75	76,548
UBS AG/Stamford CT
5.75%, 04/25/18	100	112,825
Wachovia Corp.
5.50%, 08/01/35	25	30,192
5.63%, 10/15/16	50	53,625
Wells Fargo & Co.
3.50%, 03/08/22	25	26,771
4.10%, 06/03/26	25	26,420
4.13%, 08/15/23	100	107,646
4.60%, 04/01/21	30	34,013

		3,201,125
COMMERCIAL SERVICES — 0.49%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	25	26,418

		26,418
DIVERSIFIED FINANCIAL SERVICES — 10.28%
Air Lease Corp.
4.75%, 03/01/20	25	26,886
American Express Co.
2.65%, 12/02/22	50	50,427
American Express Credit Corp.
2.38%, 03/24/17	100	102,910
Ameriprise Financial Inc.
4.00%, 10/15/23	5	5,429
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	13	16,469
Credit Suisse USA Inc.
5.85%, 08/16/16	38	40,781

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Discover Financial Services
3.85%, 11/21/22	$13	$13,626
General Electric Capital Corp.
1.60%, 11/20/17	13	13,142
4.65%, 10/17/21	13	14,913
5.63%, 05/01/18	25	28,302
Series A
6.75%, 03/15/32	100	141,505
International Lease Finance Corp.
7.13%, 09/01/18[c]	25	28,000
Invesco Finance PLC
4.00%, 01/30/24	13	14,148
Jefferies Group LLC
6.88%, 04/15/21	25	28,643
Nomura Holdings Inc.
6.70%, 03/04/20	25	30,172

		555,353
HEALTH CARE — SERVICES — 3.63%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	25	27,107
Anthem Inc.
5.10%, 01/15/44	25	29,907
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	35	38,080
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	10	11,065
7.20%, 06/15/18	13	15,222
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	10	11,364
6.88%, 02/15/38	25	37,055
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	25	26,190

		195,990
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	13	13,441

		13,441
INSURANCE — 13.63%
ACE INA Holdings Inc.
4.15%, 03/13/43	13	14,566
Aflac Inc.
2.65%, 02/15/17[a]	25	25,778
3.63%, 06/15/23	13	13,717
Alleghany Corp.
4.95%, 06/27/22	30	33,903
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	26,563
American International Group Inc.
4.88%, 06/01/22	75	85,630
8.18%, 05/15/68 (Call 05/15/38)[d]	15	20,438
Aon Corp.
6.25%, 09/30/40	15	20,161
Assurant Inc.
4.00%, 03/15/23	13	13,663
AXA SA
8.60%, 12/15/30	13	17,550
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	13	17,642
Berkshire Hathaway Inc.

Security	Principal (000s)	Value

3.00%, 02/11/23	$25	$26,129
3.40%, 01/31/22	25	26,803
Chubb Corp. (The)
6.50%, 05/15/38	13	19,108
Fidelity National Financial Inc.
5.50%, 09/01/22	8	8,834
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,830
Infinity Property & Casualty Corp.
5.00%, 09/19/22	5	5,436
Lincoln National Corp.
8.75%, 07/01/19	25	31,755
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	35	39,854
MetLife Inc.
3.05%, 12/15/22	25	25,812
4.72%, 12/15/44	10	11,725
6.40%, 12/15/66 (Call 12/15/31)	25	28,375
Principal Financial Group Inc.
3.30%, 09/15/22	13	13,399
Progressive Corp. (The)
3.75%, 08/23/21	25	27,543
Prudential Financial Inc.
5.63%, 06/15/43 (Call 06/15/23)[d]	25	26,000
5.80%, 11/16/41	25	32,329
Reinsurance Group of America Inc.
4.70%, 09/15/23	13	14,408
Travelers Companies Inc. (The)
4.60%, 08/01/43	10	12,024
6.25%, 06/20/16	25	26,819
Voya Financial Inc.
2.90%, 02/15/18	25	25,743
XLIT Ltd.
5.75%, 10/01/21	13	15,506

		736,043
REAL ESTATE INVESTMENT TRUSTS — 8.34%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	13	13,130
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	50	53,497
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	13	13,069
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	13	13,251
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	13	14,157
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	13	14,006
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	25	28,009
HCP Inc.
3.75%, 02/01/16	75	77,122
5.38%, 02/01/21 (Call 11/03/20)	13	14,818
Health Care REIT Inc.
4.50%, 01/15/24 (Call 10/15/23)	25	27,217
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	13	14,098
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	13	13,108
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	13	13,907
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	13	13,234

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	$125	$127,799

		450,422
TRUCKING & LEASING — 0.11%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	5	5,851

		5,851

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,954,166)		5,184,643

SHORT-TERM INVESTMENTS — 9.16%

MONEY MARKET FUNDS — 9.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,e,f]	183	183,149
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,e,f]	15	14,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	297	296,855

		494,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $494,818)		494,818

TOTAL INVESTMENTS IN SECURITIES — 105.16%
(Cost: $5,448,984)		5,679,461
Other Assets, Less Liabilities — (5.16)%		(278,819)

NET ASSETS — 100.00%		$5,400,642

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 91.18%

AEROSPACE & DEFENSE — 0.39%
Boeing Co. (The)
0.38%, 10/30/17	$2,390	$2,392,280
Rockwell Collins Inc.
0.59%, 12/15/16	4,000	4,000,676
United Technologies Corp.
0.73%, 06/01/15[b]	6,600	6,611,140

		13,004,096
AGRICULTURE — 0.14%
Philip Morris International Inc.
0.28%, 02/26/15	4,700	4,700,103

		4,700,103
AUTO MANUFACTURERS — 3.37%
American Honda Finance Corp.
0.36%, 09/02/16	4,000	3,997,732
0.42%, 07/14/17	6,500	6,488,644
0.55%, 12/11/17	5,000	5,005,535
0.61%, 05/26/16[c]	13,400	13,441,326
0.75%, 10/07/16	4,000	4,018,572
Daimler Finance North America LLC
0.57%, 08/01/17[c]	7,000	6,993,084
0.59%, 03/10/17[c]	5,000	4,990,505
0.91%, 08/01/16[c]	2,000	2,010,090
Nissan Motor Acceptance Corp.
0.78%, 03/03/17[c]	5,000	5,003,010
0.95%, 09/26/16[c]	5,200	5,224,461
Toyota Motor Credit Corp.
0.35%, 09/23/16	4,000	3,994,656
0.39%, 03/10/15	3,746	3,746,547
0.39%, 09/18/15	3,500	3,502,811
0.40%, 04/08/15	4,900	4,901,269
0.40%, 01/07/16	3,645	3,647,595
0.43%, 05/16/17	4,000	3,993,604
0.52%, 05/17/16	2,100	2,105,395
0.57%, 01/12/18	2,500	2,501,438
Volkswagen Group of America Finance LLC
0.40%, 11/23/15[c]	1,000	1,000,142
0.60%, 05/23/17[c]	10,200	10,185,842
0.67%, 11/20/17[b,c]	10,000	10,002,660
Volkswagen International Finance NV
0.56%, 11/18/15[c]	1,500	1,502,589
0.67%, 11/18/16[b,c]	5,000	5,010,640

		113,268,147
BANKS — 58.23%
Abbey National Treasury Services PLC/London
0.75%, 03/13/17	3,000	3,001,176
ABN AMRO Bank NV
1.06%, 10/28/16[c]	20,000	20,122,400
American Express Bank FSB
0.47%, 06/12/17	5,600	5,575,175

Security	Principal (000s)	Value

American Express Centurion Bank
0.68%, 11/13/15	$7,475	$7,490,712
Australia & New Zealand Banking Group Ltd.
0.43%, 05/07/15[c]	11,750	11,755,523
0.43%, 07/15/16[c]	3,000	2,997,930
0.63%, 01/10/17[c]	5,000	5,007,560
1.39%, 03/16/15[c]	6,000	6,007,878
Australia & New Zealand Banking Group Ltd./New York NY
0.79%, 05/15/18	13,000	13,033,735
Banco Santander Chile
1.15%, 04/11/17[c]	10,000	9,956,510
1.86%, 01/19/16[c]	2,000	2,001,000
Bank Nederlandse Gemeenten NV
0.28%, 05/07/15[c]	10,000	10,000,700
0.43%, 07/18/16[c]	20,600	20,637,492
Bank of America Corp.
0.51%, 10/14/16	5,450	5,434,549
0.56%, 08/15/16	1,300	1,293,690
0.78%, 05/02/17	2,500	2,477,890
0.84%, 08/25/17[b]	2,000	1,996,940
1.07%, 03/22/16	6,225	6,247,671
1.13%, 04/01/19	8,000	7,999,688
1.29%, 01/15/19[b]	12,000	12,101,520
1.32%, 03/22/18	14,900	15,015,117
Bank of America N.A.
0.52%, 06/15/16	10,400	10,332,317
0.54%, 06/15/17	11,525	11,369,539
0.70%, 11/14/16	15,500	15,502,666
0.70%, 02/14/17	5,500	5,496,662
Bank of Montreal
0.51%, 09/24/15	13,200	13,218,440
0.71%, 09/11/15[b]	8,000	8,020,944
0.77%, 07/15/16	6,750	6,781,354
0.85%, 04/09/18	10,500	10,549,959
Bank of New York Mellon Corp. (The)
0.46%, 03/04/16	3,000	3,001,569
0.49%, 10/23/15	6,781	6,789,646
0.79%, 08/01/18	3,000	3,007,230
Series 1
0.68%, 03/06/18	2,000	2,000,656
Bank of Nova Scotia (The)
0.56%, 04/11/17	7,000	6,993,609
0.64%, 03/15/16	7,750	7,778,652
0.66%, 12/13/16	6,400	6,418,829
0.67%, 09/11/15	4,700	4,710,791
0.77%, 07/15/16	7,950	7,989,233
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.55%, 09/08/17[c]	10,000	9,963,810
0.65%, 03/10/17[c]	11,000	11,004,433
0.68%, 02/26/16[c]	5,935	5,943,250
0.85%, 09/09/16[c]	5,000	5,020,625
Banque Federative du Credit Mutuel SA
1.11%, 10/28/16[c]	6,500	6,538,922
1.11%, 01/20/17[c]	12,000	12,069,612
Barclays Bank PLC
0.78%, 12/09/16	1,180	1,181,497
0.81%, 02/17/17	10,600	10,619,197
BB&T Corp.
0.89%, 02/01/19 (Call 01/02/19)	3,000	3,007,056
1.10%, 06/15/18 (Call 05/15/18)	3,500	3,536,036
BNP Paribas SA
0.72%, 03/17/17	5,750	5,753,462
0.83%, 12/12/16	6,500	6,515,535

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

BPCE SA
1.08%, 02/10/17	$6,000	$6,033,534
1.51%, 04/25/16[b]	29,500	29,793,761
Branch Banking & Trust Co.
0.56%, 09/13/16	13,000	12,936,482
Canadian Imperial Bank of Commerce/Canada
0.78%, 07/18/16	2,945	2,958,759
Citigroup Inc.
0.51%, 06/09/16	6,390	6,336,426
0.72%, 08/14/17	7,600	7,550,706
0.78%, 03/10/17	24,500	24,453,817
0.91%, 11/15/16[b]	7,100	7,104,537
0.93%, 11/24/17[b]	15,000	14,966,640
1.02%, 04/08/19	10,000	9,962,880
1.05%, 04/01/16	9,000	9,022,104
1.22%, 07/25/16	10,300	10,357,453
1.93%, 05/15/18[b]	14,250	14,681,604
Commonwealth Bank of Australia
0.43%, 06/03/16[c]	5,000	4,999,255
0.44%, 12/04/15[b,c]	14,500	14,519,242
0.51%, 09/08/17[c]	5,000	4,997,310
0.75%, 09/20/16[b,c]	13,575	13,632,110
1.04%, 09/18/15[c]	14,150	14,218,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.59%, 04/28/17[b]	2,100	2,097,556
0.72%, 03/18/16	23,350	23,436,161
Credit Agricole SA/London
1.05%, 04/15/19[c]	19,650	19,797,021
1.41%, 04/15/16[c]	8,105	8,173,965
Credit Suisse/New York NY
0.54%, 03/11/16	10,000	9,996,460
0.72%, 05/26/17	14,870	14,842,535
0.94%, 01/29/18	2,500	2,499,240
DBS Group Holdings Ltd.
0.75%, 07/16/19[c]	5,000	4,997,575
Deutsche Bank AG/London
0.71%, 05/30/17	9,900	9,895,258
0.84%, 02/13/17[b]	5,650	5,663,577
Dexia Credit Local SA/New York NY
0.53%, 11/13/15[c]	13,750	13,762,705
0.61%, 11/07/16[c]	4,000	4,014,000
0.65%, 01/11/17[c]	575	577,318
Fifth Third Bank/Cincinnati OH
0.64%, 02/26/16 (Call 01/26/16)	6,000	6,005,766
0.74%, 11/18/16 (Call 10/18/16)	1,000	1,002,692
Goldman Sachs Group Inc. (The)
0.70%, 03/22/16	30,565	30,524,868
0.86%, 06/04/17	1,250	1,246,380
1.04%, 12/15/17	10,000	10,013,930
1.28%, 10/23/19[b]	10,000	10,036,130
1.33%, 11/15/18	26,350	26,593,474
1.42%, 04/23/20 (Call 03/23/20)	8,000	8,064,496
1.45%, 04/30/18[b]	32,700	33,096,716
Series B
0.66%, 07/22/15	15,025	15,022,145
HSBC Bank PLC
0.87%, 05/15/18[c]	3,500	3,511,340
HSBC USA Inc.
0.57%, 11/13/17	3,000	3,001,632
0.84%, 11/13/19	3,000	2,995,779
1.14%, 09/24/18[b]	7,600	7,692,545
ING Bank NV
0.95%, 10/01/19[c]	7,000	7,009,296

Security	Principal (000s)	Value

1.19%, 03/07/16[c]	$11,750	$11,806,424
1.89%, 09/25/15[c]	11,500	11,609,411
JPMorgan Chase & Co.
0.71%, 04/23/15	17,900	17,910,042
0.75%, 02/15/17	29,200	29,182,217
0.81%, 04/25/18[b]	2,500	2,488,760
0.85%, 02/26/16	24,250	24,296,633
0.89%, 01/28/19[b]	18,000	17,894,178
0.91%, 10/15/15[b]	15,900	15,941,960
1.16%, 01/25/18[b]	40,112	40,433,778
1.21%, 01/23/20	5,000	5,032,520
1.30%, 03/20/15	5,600	5,607,504
JPMorgan Chase Bank N.A.
0.50%, 07/30/15	13,000	13,012,701
0.65%, 06/02/17 (Call 06/02/16)	1,100	1,097,191
KfW
0.18%, 10/30/15	5,000	4,996,545
0.23%, 07/09/15	5,000	4,998,940
0.31%, 03/13/15[b]	14,000	14,004,088
Kookmin Bank
1.13%, 01/27/17[d]	1,000	1,006,359
1.50%, 10/11/16[c]	10,100	10,209,514
Korea Development Bank (The)
0.88%, 01/22/17	12,000	11,993,916
Landwirtschaftliche Rentenbank
0.44%, 03/15/16[c]	6,000	6,010,362
Macquarie Bank Ltd.
0.69%, 06/15/16[c]	6,955	6,962,324
0.89%, 10/27/17[c]	5,000	4,999,725
1.05%, 03/24/17[c]	2,500	2,510,503
Manufacturers & Traders Trust Co.
0.54%, 03/07/16	6,000	5,996,172
0.56%, 07/25/17	3,500	3,480,953
Mizuho Bank Ltd.
0.68%, 04/16/17[c]	5,000	4,984,515
0.70%, 09/25/17[c]	9,000	9,006,759
Morgan Stanley
0.71%, 10/18/16	12,000	11,966,136
0.73%, 10/15/15[b]	13,954	13,977,038
1.00%, 07/23/19[b]	7,000	6,929,706
1.11%, 01/24/19	11,332	11,296,520
1.40%, 01/27/20	6,000	6,043,344
1.48%, 02/25/16	12,000	12,096,300
1.54%, 04/25/18	14,031	14,209,292
MUFG Union Bank N.A.
1.00%, 09/26/16	10,000	10,053,860
National Australia Bank Ltd.
0.44%, 05/28/15[c]	2,400	2,401,546
0.54%, 06/30/17[c]	5,000	4,993,390
0.61%, 03/17/17[c]	3,000	3,006,864
0.66%, 12/02/16[c]	7,000	7,024,073
National Australia Bank Ltd./New York
0.81%, 07/25/16	17,350	17,426,670
1.36%, 08/07/15	14,100	14,180,892
National City Bank/Cleveland OH
0.61%, 06/07/17	6,550	6,519,929
Nederlandse Waterschapsbank NV
0.32%, 11/04/15[c]	12,000	12,004,488
0.46%, 10/18/16[c]	24,565	24,631,129
0.46%, 02/14/18[c]	19,000	19,085,690
Nordea Bank AB
0.69%, 05/13/16[c]	8,400	8,429,954

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

PNC Bank N.A.
0.57%, 04/29/16 (Call 04/29/15)[b,e]	$9,000	$9,002,763
Royal Bank of Canada
0.46%, 04/29/15	13,582	13,588,927
0.48%, 06/16/17	3,250	3,244,563
0.59%, 01/23/17	19,500	19,526,130
0.61%, 03/08/16	12,175	12,213,388
0.70%, 09/09/16	20,500	20,575,091
0.77%, 03/15/19[b]	9,250	9,287,259
Royal Bank of Scotland Group PLC
1.20%, 03/31/17	4,000	4,007,504
Shinhan Bank
0.90%, 04/08/17[d]	5,000	5,011,650
Standard Chartered PLC
0.58%, 09/08/17[b,c]	5,000	4,974,230
Sumitomo Mitsui Banking Corp.
0.57%, 07/11/17	3,000	2,986,842
0.68%, 01/10/17[b]	10,000	9,992,070
0.83%, 01/16/18[b]	2,000	2,003,740
0.93%, 07/19/16	7,000	7,027,643
Sumitomo Mitsui Trust Bank Ltd.
1.02%, 09/16/16[c]	8,750	8,799,149
Suncorp-Metway Ltd.
0.95%, 03/28/17[c]	5,400	5,407,846
SunTrust Bank/Atlanta GA
0.52%, 08/24/15	1,000	999,457
0.67%, 02/15/17 (Call 01/15/17)	5,000	5,000,850
Svenska Handelsbanken AB
0.70%, 03/21/16[b]	14,465	14,519,316
0.72%, 09/23/16	15,250	15,306,944
Toronto-Dominion Bank (The)
0.41%, 05/01/15	33,500	33,514,639
0.42%, 07/13/16	15,250	15,249,222
0.43%, 11/06/15	17,000	17,021,794
0.47%, 05/02/17	3,150	3,147,893
0.51%, 01/06/17	15,000	15,002,745
0.70%, 09/09/16	26,050	26,153,731
0.70%, 07/02/19	4,000	3,998,108
0.79%, 11/05/19[b]	5,000	5,013,990
Series 1
0.80%, 04/30/18	7,000	7,029,561
U.S. Bancorp/MN
0.72%, 11/15/18 (Call 10/15/18)[b]	11,500	11,560,076
U.S. Bank N.A./Cincinnati OH
0.38%, 04/22/16 (Call 03/22/16)[b]	25,050	25,056,738
0.48%, 01/30/17 (Call 12/30/16)	9,000	8,997,777
0.55%, 01/26/18 (Call 12/26/17)	3,000	2,999,088
UBS AG/Stamford CT
0.61%, 08/14/17	3,750	3,752,794
0.87%, 08/14/19	6,000	6,042,672
Wachovia Corp.
0.51%, 06/15/17	23,650	23,556,512
0.59%, 10/28/15	6,250	6,250,325
0.62%, 10/15/16	26,560	26,482,046
Wells Fargo & Co.
0.46%, 10/28/15	8,900	8,908,856
0.50%, 09/08/17	5,750	5,729,174
0.53%, 06/02/17	3,500	3,491,852
0.72%, 04/22/19	8,000	7,986,312
0.79%, 07/20/16	16,050	16,104,281
0.89%, 04/23/18	15,940	15,961,136
1.17%, 06/26/15	8,000	8,029,016
Series N

Security	Principal (000s)	Value

1.00%, 01/30/20	$2,500	$2,503,655
Wells Fargo Bank N.A.
0.38%, 06/02/16	24,290	24,279,774
0.44%, 05/16/16	15,200	15,154,506
0.50%, 06/15/17 (Call 06/15/16)	5,000	4,990,490
0.54%, 07/20/15	8,000	8,008,488
0.57%, 03/15/16	3,375	3,371,186
Westpac Banking Corp.
0.56%, 05/19/17	7,400	7,396,552
0.60%, 12/01/17	5,000	4,994,315
0.66%, 11/25/16[b]	18,850	18,887,003
0.99%, 07/30/18[b]	6,750	6,798,836
1.01%, 09/25/15[b]	13,100	13,161,177

		1,959,178,536
BEVERAGES — 1.10%
Anheuser-Busch InBev Finance Inc.
0.45%, 01/27/17[b]	3,200	3,192,970
0.63%, 02/01/19	1,450	1,444,257
Coca-Cola Co. (The)
0.21%, 03/05/15	4,000	4,000,020
0.33%, 11/01/16	7,650	7,656,640
PepsiCo Inc.
0.44%, 02/26/16	11,200	11,211,894
0.45%, 07/30/15	2,600	2,601,622
SABMiller Holdings Inc.
0.92%, 08/01/18[c]	7,000	7,021,658

		37,129,061
BIOTECHNOLOGY — 0.18%
Amgen Inc.
0.61%, 05/22/17	3,100	3,093,605
0.83%, 05/22/19[b]	2,850	2,848,763

		5,942,368
CHEMICALS — 0.04%
Monsanto Co.
0.43%, 11/07/16	1,500	1,497,637

		1,497,637
COMPUTERS — 2.43%
Apple Inc.
0.28%, 05/03/16[b]	9,700	9,700,000
0.30%, 05/05/17[b]	2,400	2,394,082
0.48%, 05/03/18	23,700	23,700,000
0.53%, 05/06/19	13,000	13,005,447
Hewlett-Packard Co.
1.19%, 01/14/19	6,000	5,926,452
International Business Machines Corp.
0.21%, 02/04/15	8,800	8,800,000
0.28%, 07/29/15	8,650	8,649,576
0.30%, 02/05/16	3,500	3,501,032
0.60%, 02/12/19	6,000	6,016,662

		81,693,251
COSMETICS & PERSONAL CARE — 0.20%
Procter & Gamble Co. (The)
0.31%, 11/04/16	4,900	4,880,390

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

0.50%, 11/01/19	$2,000	$2,005,624

		6,886,014
DIVERSIFIED FINANCIAL SERVICES — 6.78%
American Express Co.
0.82%, 05/22/18[b]	11,700	11,703,674
American Express Credit Corp.
0.50%, 06/05/17	3,000	2,992,998
0.55%, 09/22/17	5,000	4,975,085
0.72%, 08/15/19	4,600	4,569,364
0.76%, 07/29/16[b]	7,000	7,025,991
0.79%, 03/18/19	12,000	11,960,820
1.34%, 06/12/15	3,200	3,211,286
Bear Stearns Companies Inc. (The)
0.62%, 11/21/16	25,500	25,449,790
Caisse Centrale Desjardins
0.53%, 10/29/15[c]	6,835	6,843,817
0.59%, 09/12/17[c]	4,000	3,989,572
Ford Motor Credit Co. LLC
0.81%, 12/06/17	5,000	4,954,960
1.04%, 01/17/17	7,000	6,998,621
1.16%, 11/04/19	3,000	2,982,069
1.19%, 01/09/18	4,000	4,005,796
1.48%, 05/09/16	8,000	8,057,256
Series 1
1.07%, 03/12/19[b]	6,250	6,192,537
General Electric Capital Corp.
0.40%, 02/15/17	240	237,840
0.43%, 05/11/16	8,792	8,797,996
0.45%, 01/08/16[b]	7,500	7,510,200
0.48%, 01/14/16[b]	7,400	7,413,054
0.50%, 08/07/18	2,000	1,979,994
0.51%, 05/15/17 (Call 04/13/17)	3,200	3,194,173
0.53%, 01/09/17	4,355	4,354,970
0.63%, 07/10/15	8,000	8,012,016
0.76%, 01/14/19[b]	10,000	9,991,960
0.84%, 12/11/15	6,100	6,129,445
0.85%, 01/08/16	6,250	6,281,875
0.90%, 07/12/16	12,900	12,989,165
0.97%, 04/02/18[b]	4,000	4,033,904
1.10%, 05/09/16	2,750	2,774,953
1.29%, 07/02/15	8,500	8,534,986
HSBC Finance Corp.
0.66%, 06/01/16	6,250	6,239,462
Hyundai Capital Services Inc.
1.04%, 03/18/17[c]	5,865	5,853,769
1.04%, 03/18/17[d]	1,700	1,696,745
Macquarie Group Ltd.
1.25%, 01/31/17[c]	3,075	3,102,884
Nomura Holdings Inc.
1.69%, 09/13/16	3,000	3,045,117

		228,088,144
ELECTRIC — 0.54%
Duke Energy Progress Inc.
0.43%, 11/20/17	5,000	4,999,945
Electricite de France SA
0.72%, 01/20/17[c]	10,000	10,026,260
Georgia Power Co.
0.56%, 03/15/16 (Call 03/02/15)	3,000	2,998,092

		18,024,297

Security	Principal (000s)	Value

ELECTRONICS — 0.12%
Honeywell International Inc.
0.28%, 11/17/15[b]	$4,200	$4,200,941

		4,200,941
FOOD — 0.75%
ConAgra Foods Inc.
0.63%, 07/21/16	8,000	7,969,352
General Mills Inc.
0.46%, 01/28/16	5,000	4,989,555
0.55%, 01/29/16	1,500	1,498,380
Kellogg Co.
0.46%, 02/13/15	2,000	1,999,988
Kroger Co. (The)
0.79%, 10/17/16	7,000	6,996,318
Mondelez International Inc.
0.75%, 02/01/19	1,800	1,777,532

		25,231,125
HEALTH CARE — SERVICES — 0.39%
Roche Holdings Inc.
0.34%, 09/29/17[c]	4,000	3,995,632
0.60%, 09/30/19[c]	9,000	8,987,292

		12,982,924
HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
0.28%, 05/19/16	5,000	4,998,650

		4,998,650
INSURANCE — 2.07%
Berkshire Hathaway Finance Corp.
0.36%, 08/14/17	2,000	1,995,224
0.40%, 01/10/17	4,600	4,598,997
0.42%, 01/13/17	8,000	8,001,480
0.55%, 01/12/18	8,000	8,002,264
Jackson National Life Global Funding
0.61%, 09/30/15[c]	6,750	6,762,224
Metropolitan Life Global Funding I
0.38%, 06/23/16[b,c]	12,800	12,795,981
0.63%, 04/10/17[c]	5,950	5,965,232
0.78%, 07/15/16[c]	3,000	3,012,201
New York Life Global Funding
0.61%, 05/23/16[c]	9,500	9,530,980
Principal Life Global Funding II
0.61%, 05/27/16[b,c]	3,000	3,007,500
Prudential Financial Inc.
1.01%, 08/15/18	6,000	6,022,908

		69,694,991
INTERNET — 0.41%
Alibaba Group Holding Ltd.
0.76%, 11/28/17[c]	6,625	6,637,806
eBay Inc.
0.71%, 08/01/19	7,200	7,067,412

		13,705,218

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

IRON & STEEL — 0.15%
Glencore Funding LLC
1.40%, 05/27/16[b,c]	$5,000	$5,023,475

		5,023,475
MACHINERY — 1.12%
Caterpillar Financial Services Corp.
0.47%, 02/26/16[b]	2,950	2,954,449
0.58%, 02/09/15	7,500	7,500,405
John Deere Capital Corp.
0.33%, 02/25/16	2,750	2,750,817
0.36%, 06/15/15	3,880	3,880,865
0.36%, 12/10/15	5,000	5,002,045
0.46%, 12/15/17	5,000	4,993,330
0.54%, 10/11/16	5,500	5,511,968
0.54%, 01/16/18	5,000	4,998,495

		37,592,374
MANUFACTURING — 0.15%
Tyco Electronics Group SA
0.45%, 01/29/16	5,000	4,999,015

		4,999,015
MEDIA — 0.73%
NBCUniversal Enterprise Inc.
0.79%, 04/15/16[b,c]	10,200	10,217,075
0.94%, 04/15/18[c]	5,700	5,711,885
Walt Disney Co. (The)
0.22%, 02/11/15[b]	8,750	8,750,026

		24,678,986
MINING — 0.35%
BHP Billiton Finance USA Ltd.
0.51%, 09/30/16	5,900	5,899,965
Rio Tinto Finance USA PLC
1.08%, 06/17/16	6,000	6,019,698

		11,919,663
OIL & GAS — 4.79%
BP Capital Markets PLC
0.56%, 11/06/15	5,400	5,405,287
0.65%, 11/07/16[b]	5,100	5,097,323
0.74%, 05/10/18	3,400	3,365,140
0.88%, 09/26/18[b]	6,450	6,392,466
Canadian Natural Resources Ltd.
0.63%, 03/30/16	2,900	2,895,079
Chevron Corp.
0.33%, 11/09/16[b]	2,000	2,000,332
0.40%, 11/15/17	3,300	3,301,792
0.64%, 11/15/19[b]	9,000	9,050,841
CNPC General Capital Ltd.
1.13%, 05/14/17[d]	11,000	11,017,193
Devon Energy Corp.
0.78%, 12/15/16	5,750	5,685,479
Exxon Mobil Corp.
0.28%, 03/15/17	4,100	4,092,973
0.39%, 03/15/19[b]	6,000	5,990,040

Security	Principal (000s)	Value

Petrobras Global Finance BV
1.85%, 05/20/16[b]	$8,000	$7,400,000
2.39%, 01/15/19	16,981	14,476,302
2.60%, 03/17/17	12,300	11,223,750
Petroleos Mexicanos
2.28%, 07/18/18[b]	4,300	4,302,150
Shell International Finance BV
0.30%, 11/10/15	3,000	3,001,137
0.44%, 11/15/16	6,202	6,205,268
Sinopec Group Overseas Development 2014 Ltd.
1.03%, 04/10/17[c]	14,691	14,595,655
1.17%, 04/10/19[c]	10,000	9,886,110
Statoil ASA
0.52%, 05/15/18	8,000	7,963,760
0.69%, 11/08/18	4,510	4,494,968
Total Capital Canada Ltd.
0.63%, 01/15/16	7,350	7,370,830
Total Capital International SA
0.80%, 08/10/18	6,000	6,020,838

		161,234,713
PHARMACEUTICALS — 1.28%
AbbVie Inc.
0.99%, 11/06/15	5,200	5,217,243
Bayer U.S. Finance LLC
0.54%, 10/06/17[c]	5,000	4,991,840
Johnson & Johnson
0.31%, 11/28/16	5,443	5,446,876
Merck & Co. Inc.
0.42%, 05/18/16	7,200	7,210,836
0.59%, 05/18/18	8,900	8,911,650
Pfizer Inc.
0.38%, 05/15/17	4,000	3,993,612
0.54%, 06/15/18	7,200	7,192,958

		42,965,015
PIPELINES — 0.49%
Enbridge Inc.
0.68%, 06/02/17[b]	3,220	3,174,978
0.91%, 10/01/16	5,250	5,247,375
TransCanada PipeLines Ltd.
0.94%, 06/30/16	3,000	3,008,460
1.04%, 01/12/18	5,000	5,018,785

		16,449,598
SOFTWARE — 0.58%
Oracle Corp.
0.45%, 07/07/17	12,300	12,296,507
0.83%, 01/15/19	7,250	7,298,205

		19,594,712
TELECOMMUNICATIONS — 3.95%
America Movil SAB de CV
1.24%, 09/12/16	12,349	12,449,150
AT&T Inc.
0.62%, 02/12/16	18,575	18,579,904
0.91%, 03/11/19[b]	7,250	7,264,485
1.15%, 11/27/18	1,840	1,864,825
Cisco Systems Inc.

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2015

Security	Principal (000s)	Value

0.28%, 09/03/15	$2,000	$2,000,078
0.51%, 03/03/17	6,550	6,541,754
0.73%, 03/01/19	7,000	7,030,828
Telefonica Emisiones SAU
0.90%, 06/23/17	5,100	5,086,623
Verizon Communications Inc.
0.44%, 03/06/15[c]	5,500	5,500,297
0.64%, 06/09/17	7,500	7,487,602
1.01%, 06/17/19[b]	10,000	10,046,770
1.77%, 09/15/16	19,700	20,053,379
1.99%, 09/14/18	20,000	20,795,180
Vodafone Group PLC
0.62%, 02/19/16	8,200	8,203,116

		132,903,991
TRANSPORTATION — 0.30%
Canadian National Railway Co.
0.40%, 11/14/17	3,000	2,989,170
0.43%, 11/06/15	4,250	4,249,673
Network Rail Infrastructure Finance PLC
0.24%, 02/13/17[c]	3,000	2,998,770

		10,237,613

TOTAL CORPORATE BONDS & NOTES (Cost: $3,071,271,423)		3,067,824,658

FOREIGN GOVERNMENT OBLIGATIONS[a,f] — 7.62%

CANADA — 0.23%
Province of Ontario Canada
0.28%, 08/13/15	5,100	5,099,215
0.41%, 04/01/15	2,700	2,700,556

		7,799,771
JAPAN — 0.13%
Japan Bank for International Cooperation/Japan
0.59%, 11/13/18	4,500	4,501,660

		4,501,660
NORWAY — 2.09%
Kommunalbanken AS
0.32%, 03/18/16[c]	7,600	7,601,946
0.35%, 05/02/17[c]	5,000	5,003,350
0.36%, 05/02/19[c]	10,000	9,995,790
0.38%, 10/31/16[c]	11,900	11,910,317
0.41%, 02/20/18[b,c]	11,300	11,330,668
0.46%, 04/01/15[c]	6,500	6,503,452
0.63%, 03/27/17[c]	17,800	17,916,109

		70,261,632
SOUTH KOREA — 0.28%
Export-Import Bank of Korea
1.00%, 01/14/17	9,450	9,498,951

		9,498,951
SUPRANATIONAL — 4.08%
Asian Development Bank

Security	Principal or Shares (000s)	Value

0.17%, 05/29/15	$8,300	$8,298,938
0.18%, 05/13/16	5,000	4,998,725
0.25%, 06/25/19	10,000	9,990,930
0.26%, 02/28/18	5,000	4,996,855
Inter-American Development Bank
0.17%, 07/29/15	11,600	11,601,705
0.18%, 10/15/17	7,000	6,994,400
0.19%, 06/12/17	5,500	5,499,978
0.21%, 02/11/16	14,700	14,702,793
0.21%, 11/26/18	6,000	5,996,586
0.23%, 10/15/15	9,600	9,602,333
0.23%, 12/12/16	13,000	13,010,764
0.27%, 09/12/18	7,000	7,030,163
International Bank for Reconstruction & Development
0.17%, 08/07/15	6,300	6,302,218
0.20%, 07/22/15	1,000	999,668
International Finance Corp.
0.17%, 08/27/15	4,700	4,699,130
0.19%, 08/01/16	12,400	12,394,457
International Finance Facility for Immunisation
0.45%, 07/05/16[c]	10,000	10,001,290

		137,120,933
SWEDEN — 0.81%
Kommuninvest I Sverige AB
0.21%, 01/15/16[c]	3,000	2,999,424
0.25%, 06/22/15[c]	6,900	6,900,000
0.27%, 03/26/15[c]	7,500	7,499,955
Svensk Exportkredit AB
0.42%, 06/12/17	3,200	3,209,059
0.56%, 01/23/17	6,500	6,527,437

		27,135,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $256,306,379)		256,318,822

SHORT-TERM INVESTMENTS — 5.59%

MONEY MARKET FUNDS — 5.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[e,g,h]	136,492	136,492,020
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,g,h]	11,040	11,040,103

111

Schedule of Investments (Unaudited) (Continued)

iShares® FLOATING RATE BOND ETF

January 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	40,430	$40,430,227

		187,962,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,962,350)		187,962,350

TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $3,515,540,152)		3,512,105,830
Other Assets, Less Liabilities — (4.39)%		(147,613,554)

NET ASSETS — 100.00%		$3,364,492,276

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 60.74%

AUSTRALIA — 0.85%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	20	$20,333
2.50%, 09/20/30[a]	AUD	27	30,414
3.00%, 09/20/25[a]	AUD	56	63,653
4.00%, 08/20/20	AUD	65	97,597

			211,997

BRAZIL — 8.39%
Brazil Notas do Tesouro Nacional Series B
5.88%, 08/15/16	BRL	100	97,387
5.88%, 08/15/18	BRL	270	263,564
5.88%, 08/15/20	BRL	306	299,296
5.88%, 08/15/22	BRL	106	104,033
5.88%, 08/15/24	BRL	150	146,737
5.88%, 08/15/40	BRL	461	448,292
5.88%, 08/15/50	BRL	170	164,649
6.22%, 05/15/15	BRL	219	211,938
6.22%, 05/15/17	BRL	100	96,812
6.22%, 05/15/35	BRL	254	243,658
6.22%, 05/15/45	BRL	25	24,007

			2,100,373

CANADA — 1.82%
Canadian Government Bond
1.50%, 12/01/44	CAD	22	23,716
2.00%, 12/01/41	CAD	173	202,583
4.00%, 12/01/31	CAD	27	36,660
4.25%, 12/01/26	CAD	159	193,789

			456,748

CHILE — 1.17%
Bonos de la Tesoreria de la Republica
4.48%, 10/15/23	CLP	122,802	247,500
Bonos del Banco Central de Chile en UF
2.99%, 05/01/28	CLP	24,560	46,222

			293,722

COLOMBIA — 0.56%
Colombian TES
3.50%, 03/10/21	COP	323,174	139,794

			139,794

DENMARK — 0.13%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	207	33,164

			33,164

Security	Principal (000s)		Value

FRANCE — 8.29%
France Government Bond OAT
0.10%, 07/25/21	EUR	1	$1,199
0.25%, 07/25/18	EUR	1	1,198
0.25%, 07/25/24	EUR	20	24,495
1.00%, 07/25/17	EUR	1	1,324
1.10%, 07/25/22	EUR	412	523,058
1.30%, 07/25/19	EUR	11	13,085
1.60%, 07/25/15	EUR	60	67,539
1.80%, 07/25/40	EUR	12	19,343
1.85%, 07/25/27	EUR	1	1,549
2.10%, 07/25/23	EUR	108	150,403
2.25%, 07/25/20	EUR	61	79,617
3.15%, 07/25/32	EUR	310	560,666
3.40%, 07/25/29	EUR	87	153,162
French Treasury Note BTAN
0.45%, 07/25/16	EUR	420	479,380

			2,076,018

GERMANY — 2.31%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	133	154,056
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	100	120,754
0.50%, 04/15/30	EUR	26	34,494
1.75%, 04/15/20	EUR	213	269,926

			579,230

ISRAEL — 1.67%
Israel Government Bond — CPI Linked
2.75%, 09/30/22	ILS	200	64,321
2.75%, 08/30/41	ILS	50	18,530
3.50%, 04/30/18	ILS	578	197,665
4.00%, 05/30/36	ILS	212	102,545
Israel Government Bond — Galil
5.00%, 04/30/15	ILS	100	35,286

			418,347

ITALY — 5.54%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	464	544,483
2.10%, 09/15/21[a]	EUR	76	93,748
2.35%, 09/15/19[a]	EUR	231	283,295
2.35%, 09/15/24[b]	EUR	25	32,423
2.35%, 09/15/35[a]	EUR	146	201,030
2.55%, 09/15/41[a]	EUR	60	84,984
3.10%, 09/15/26[a]	EUR	105	146,263

			1,386,226

JAPAN — 0.96%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	5,072	45,569
0.10%, 03/10/24	JPY	4,939	44,384
0.10%, 09/10/24	JPY	2,503	22,592
1.10%, 09/10/16	JPY	4,747	42,917
1.20%, 12/10/17	JPY	8,970	83,726

			239,188

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal (000s)		Value

MEXICO — 2.25%
Mexican Udibonos
2.50%, 12/10/20	MXN	3,188	$218,864
3.50%, 12/14/17	MXN	793	56,542
4.00%, 11/15/40	MXN	1,943	152,196
4.00%, 11/08/46	MXN	304	24,299
4.50%, 12/04/25	MXN	476	38,006
4.50%, 11/22/35	MXN	872	72,735

			562,642

NEW ZEALAND — 0.34%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	45	34,532
2.50%, 09/20/35[a]	NZD	20	16,226
3.00%, 09/20/30[a]	NZD	25	21,544
4.50%, 02/15/16[a]	NZD	12	13,411

			85,713

POLAND — 0.09%
Poland Government Bond
2.75%, 08/25/23	PLN	46	14,303
3.00%, 08/24/16	PLN	33	9,185

			23,488

SOUTH AFRICA — 0.92%
South Africa Government Bond — CPI Linked
2.50%, 01/31/17	ZAR	28	2,463
2.50%, 03/31/46	ZAR	11	1,072
2.50%, 12/31/50	ZAR	184	18,227
2.60%, 03/31/28	ZAR	118	11,127
3.45%, 12/07/33	ZAR	855	93,329
5.50%, 12/07/23	ZAR	920	102,959

			229,177

SOUTH KOREA — 0.28%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	69,280	69,030

			69,030

SPAIN — 0.30%
Spain Government Inflation Linked Bond
1.80%, 11/30/24[b]	EUR	60	76,199

			76,199

SWEDEN — 0.93%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	15,441
1.00%, 06/01/25	SEK	25	3,474
3.50%, 12/01/15	SEK	600	91,163
3.50%, 12/01/28	SEK	485	110,380
4.00%, 12/01/20	SEK	65	12,681

			233,139

Security	Principal (000s)		Value

THAILAND — 0.12%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,071	$30,869

			30,869

TURKEY — 1.47%
Turkey Government Bond
1.00%, 05/03/23	TRY	57	21,811
2.00%, 10/26/22	TRY	178	73,457
2.00%, 09/18/24	TRY	20	8,452
2.40%, 05/08/24	TRY	37	15,746
2.50%, 05/04/16	TRY	135	55,796
2.80%, 11/08/23	TRY	22	9,799
3.00%, 07/21/21	TRY	65	28,612
3.00%, 02/23/22	TRY	68	29,979
3.00%, 08/02/23	TRY	56	25,110
3.50%, 02/20/19	TRY	33	14,297
4.00%, 04/01/20	TRY	189	86,004

			369,063

UNITED KINGDOM — 22.35%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	226	363,652
0.13%, 03/22/24[a]	GBP	370	615,430
0.13%, 03/22/29[a]	GBP	164	284,334
0.13%, 03/22/44[a]	GBP	169	340,193
0.13%, 03/22/58[a]	GBP	40	93,213
0.13%, 03/22/68[a]	GBP	73	188,401
0.25%, 03/22/52[a]	GBP	84	190,861
0.38%, 03/22/62[a]	GBP	114	303,881
0.50%, 03/22/50[a]	GBP	128	305,850
0.63%, 03/22/40[a]	GBP	204	439,689
0.63%, 11/22/42[a]	GBP	10	21,744
0.75%, 03/22/34[a]	GBP	2	4,254
0.75%, 11/22/47[a]	GBP	45	110,016
1.25%, 11/22/17[a]	GBP	119	192,838
1.25%, 11/22/32[a]	GBP	259	558,749
1.25%, 11/22/55[a]	GBP	134	422,107
1.88%, 11/22/22[a]	GBP	123	229,320
2.00%, 01/26/35[a]	GBP	128	461,188
2.50%, 07/26/16[a]	GBP	55	270,894
4.13%, 07/22/30[a]	GBP	39	200,477

			5,597,091

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES (Cost: $16,355,938)			15,211,218

U.S. GOVERNMENT OBLIGATIONS — 37.23%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/22	USD	255	259,719
0.13%, 04/15/18	USD	453	460,222
0.13%, 04/15/16	USD	128	128,870
0.13%, 04/15/19	USD	403	410,577
0.13%, 01/15/23	USD	594	600,928
0.13%, 07/15/24	USD	81	81,694
0.38%, 07/15/23	USD	888	920,697
0.63%, 01/15/24[c]	USD	260	274,183
0.63%, 02/15/43[c]	USD	200	204,084

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal or Shares (000s)		Value

0.75%, 02/15/42	USD	251	$263,535
1.13%, 01/15/21	USD	1,281	1,379,000
1.38%, 02/15/44	USD	160	196,537
1.38%, 07/15/18	USD	292	312,562
1.38%, 01/15/20	USD	257	278,101
1.63%, 01/15/18[c]	USD	858	912,902
2.00%, 01/15/26[c]	USD	210	252,109
2.00%, 01/15/16[c]	USD	665	677,190
2.13%, 02/15/41	USD	373	521,584
2.38%, 01/15/27	USD	59	73,406
3.88%, 04/15/29	USD	714	1,066,271
U.S. Treasury Inflation-Indexed Note
0.25%, 01/15/25	USD	50	50,916

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,991,562)			9,325,087

SHORT-TERM INVESTMENTS — 7.17%

MONEY MARKET FUNDS — 7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]		1,486	1,486,021
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]		120	120,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]		190	189,939

			1,796,156

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,796,156)			1,796,156

TOTAL INVESTMENTS IN SECURITIES —105.14% (Cost: $27,143,656)			26,332,461
Other Assets, Less Liabilities — (5.14)%			(1,286,548)

NET ASSETS — 100.00%			$25,045,913

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty

SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.41%

AEROSPACE & DEFENSE — 1.54%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$100	$102,117
L-3 Communications Corp.
3.95%, 11/15/16	50	52,242

		154,359

AGRICULTURE — 1.02%
Philip Morris International Inc.
2.50%, 05/16/16	100	102,439

		102,439

AUTO MANUFACTURERS — 1.53%
Toyota Motor Credit Corp.
2.00%, 09/15/16	150	153,112

		153,112

BANKS — 29.94%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	50	51,866
Bank of America Corp.
3.63%, 03/17/16	300	308,631
Bank of Nova Scotia (The)
1.38%, 07/15/16	200	201,947
BNP Paribas SA
1.25%, 12/12/16	125	125,387
Branch Banking & Trust Co.
1.45%, 10/03/16 (Call 09/03/16)	100	100,579
Capital One Financial Corp.
3.15%, 07/15/16	100	102,950
Citigroup Inc.
3.95%, 06/15/16	250	259,854
Fifth Third Bancorp
3.63%, 01/25/16	150	153,916
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	325	333,603
JPMorgan Chase & Co.
3.45%, 03/01/16	350	359,593
Morgan Stanley
3.80%, 04/29/16	200	206,398
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[a]	125	128,199
Royal Bank of Canada
2.30%, 07/20/16	200	204,666
Toronto-Dominion Bank (The)
2.38%, 10/19/16	150	153,963
Wells Fargo & Co.
1.25%, 07/20/16	300	301,742

		2,993,294

Security	Principal (000s)	Value

BEVERAGES — 4.57%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	$100	$100,284
Coca-Cola Co. (The)
1.80%, 09/01/16	150	152,925
Diageo Capital PLC
0.63%, 04/29/16	50	49,922
PepsiCo Inc.
2.50%, 05/10/16	150	153,379

		456,510

CHEMICALS — 1.79%
Ecolab Inc.
3.00%, 12/08/16	100	103,565
Praxair Inc.
0.75%, 02/21/16	75	75,157

		178,722

COMMERCIAL SERVICES — 0.54%
Western Union Co. (The)
5.93%, 10/01/16	50	53,716

		53,716

COMPUTERS — 3.06%
Hewlett-Packard Co.
3.00%, 09/15/16	100	102,962
International Business Machines Corp.
2.00%, 01/05/16	200	202,957

		305,919

COSMETICS & PERSONAL CARE — 0.76%
Procter & Gamble Co. (The)
1.45%, 08/15/16	75	75,985

		75,985

DIVERSIFIED FINANCIAL SERVICES — 10.63%
American Express Credit Corp.
2.80%, 09/19/16	200	206,241
Countrywide Financial Corp.
6.25%, 05/15/16	100	106,169
Credit Suisse USA Inc.
5.38%, 03/02/16	75	78,618
Ford Motor Credit Co. LLC
4.21%, 04/15/16	200	206,925
General Electric Capital Corp.
2.95%, 05/09/16	200	205,943
HSBC Finance Corp.
5.50%, 01/19/16	100	104,366
International Lease Finance Corp.
6.75%, 09/01/16[b]	50	53,375
Nomura Holdings Inc.
2.00%, 09/13/16	100	100,921

		1,062,558

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

ELECTRIC — 3.39%
Dayton Power & Light Co. (The)
1.88%, 09/15/16	$35	$35,406
Dominion Gas Holdings LLC
1.05%, 11/01/16	100	99,945
Duke Energy Corp.
2.15%, 11/15/16	125	127,695
Southern Co. (The)
1.95%, 09/01/16	75	76,329

		339,375
ELECTRONICS — 1.02%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	102,417

		102,417
FOOD — 0.78%
Mondelez International Inc.
4.13%, 02/09/16	75	77,493

		77,493
GAS — 0.80%
Sempra Energy
6.50%, 06/01/16	75	80,416

		80,416
HEALTH CARE — SERVICES — 0.76%
Cigna Corp.
2.75%, 11/15/16	25	25,751
Ventas Realty LP
1.55%, 09/26/16	50	50,292

		76,043
INSURANCE — 3.13%
American International Group Inc.
5.60%, 10/18/16	50	53,763
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,503
MetLife Inc.
6.75%, 06/01/16	100	107,802
Prudential Financial Inc.
3.00%, 05/12/16	50	51,300

		313,368
MACHINERY — 2.28%
Caterpillar Financial Services Corp.
2.05%, 08/01/16	125	127,172
John Deere Capital Corp.
0.75%, 01/22/16	100	100,290

		227,462

Security	Principal (000s)	Value

MANUFACTURING — 0.76%
3M Co.
1.38%, 09/29/16	$75	$75,957

		75,957
MEDIA — 3.47%
Comcast Corp.
5.90%, 03/15/16	150	158,700
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	35	35,959
Viacom Inc.
2.50%, 12/15/16	50	51,198
Walt Disney Co. (The)
1.35%, 08/16/16	100	101,224

		347,081
MINING — 1.26%
Rio Tinto Finance USA PLC
1.38%, 06/17/16	125	125,637

		125,637
OFFICE & BUSINESS EQUIPMENT — 0.53%
Xerox Corp.
6.40%, 03/15/16	50	52,975

		52,975
OIL & GAS — 4.13%
Anadarko Petroleum Corp.
5.95%, 09/15/16	75	80,201
BP Capital Markets PLC
3.20%, 03/11/16	100	102,670
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	75	81,115
Total Capital International SA
1.00%, 08/12/16	100	100,347
Transocean Inc.
5.05%, 12/15/16	50	49,000

		413,333
PHARMACEUTICALS — 5.57%
Express Scripts Holding Co.
3.13%, 05/15/16	125	128,471
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	100	100,167
Johnson & Johnson
0.70%, 11/28/16	75	75,107
Merck & Co. Inc.
0.70%, 05/18/16	100	100,192
Mylan Inc./PA
1.35%, 11/29/16	50	49,953
Sanofi
2.63%, 03/29/16	100	102,455

		556,345

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

PIPELINES — 2.53%
Enterprise Products Operating LLC
3.20%, 02/01/16	$75	$76,751
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	75	76,190
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	99,714

		252,655
REAL ESTATE INVESTMENT TRUSTS — 0.77%
HCP Inc.
3.75%, 02/01/16	75	77,122

		77,122
RETAIL — 3.08%
CVS Health Corp.
1.20%, 12/05/16	50	50,355
Home Depot Inc. (The)
5.40%, 03/01/16	150	157,844
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,177

		308,376
SEMICONDUCTORS — 0.51%
Intel Corp.
1.95%, 10/01/16	50	51,074

		51,074
SOFTWARE — 1.05%
Oracle Corp.
5.25%, 01/15/16	100	104,590

		104,590
TELECOMMUNICATIONS — 6.96%
AT&T Inc.
2.40%, 08/15/16	100	102,130
Cisco Systems Inc.
5.50%, 02/22/16	150	157,904
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	79,086
Telefonica Emisiones SAU
3.99%, 02/16/16	100	102,880
Verizon Communications Inc.
2.00%, 11/01/16	250	253,794

		695,794
TRANSPORTATION — 0.25%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	25	25,252

		25,252

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,862,139)		9,839,379

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	77	$76,597

		76,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,597)		76,597

TOTAL INVESTMENTS IN SECURITIES — 99.18%
(Cost: $9,938,736)		9,915,976
Other Assets, Less Liabilities — 0.82%		82,041

NET ASSETS — 100.00%		$9,998,017

[a]	Affiliated issuer. See Note 2.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 78.55%

AEROSPACE & DEFENSE — 0.22%
United Technologies Corp.
4.88%, 05/01/15	$100	$101,086

		101,086
AGRICULTURE — 0.40%
Altria Group Inc.
4.13%, 09/11/15	100	102,195
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	77,415

		179,610
AUTO MANUFACTURERS — 0.73%
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	76,658
3.20%, 06/17/15	250	252,650

		329,308
AUTO PARTS & EQUIPMENT — 0.23%
Johnson Controls Inc.
5.50%, 01/15/16	100	104,512

		104,512
BANKS — 31.39%
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	251,023
Bank of America Corp.
3.63%, 03/17/16	525	540,104
3.70%, 09/01/15	200	203,467
4.50%, 04/01/15	650	654,075
Bank of Montreal
0.80%, 11/06/15	200	200,663
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,987
Bank of Nova Scotia (The)
0.75%, 10/09/15[a]	375	375,876
2.90%, 03/29/16	225	230,974
Barclays Bank PLC
3.90%, 04/07/15	200	201,208
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	200	204,650
5.20%, 12/23/15	50	51,869
BBVA U.S. Senior SAU
4.66%, 10/09/15	200	205,006
BNP Paribas SA
3.60%, 02/23/16	250	257,108
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	225	225,728
Capital One Financial Corp.
1.00%, 11/06/15	150	150,267
Citigroup Inc.
1.25%, 01/15/16	375	376,241
2.25%, 08/07/15	200	201,582

Security	Principal (000s)	Value

Commonwealth Bank of Australia/New York NY
1.25%, 09/18/15	$250	$251,273
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	150	151,741
Deutsche Bank AG/London
3.25%, 01/11/16	250	255,509
Fifth Third Bancorp
3.63%, 01/25/16	150	153,916
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	250	251,741
3.63%, 02/07/16	700	718,529
3.70%, 08/01/15	250	253,648
5.35%, 01/15/16	200	208,445
Intesa Sanpaolo SpA
3.13%, 01/15/16	400	406,328
JPMorgan Chase & Co.
1.10%, 10/15/15	350	351,183
2.60%, 01/15/16[a]	400	406,834
3.45%, 03/01/16	450	462,334
5.25%, 05/01/15	175	176,750
KeyCorp
3.75%, 08/13/15	250	254,537
Lloyds Bank PLC
4.88%, 01/21/16	100	103,987
Morgan Stanley
1.75%, 02/25/16[a]	350	352,772
5.38%, 10/15/15[a]	700	721,924
National Australia Bank Ltd./New York
1.60%, 08/07/15	250	251,346
National Bank of Canada
1.50%, 06/26/15	250	251,167
PNC Funding Corp.
4.25%, 09/21/15[b]	200	204,490
Royal Bank of Canada
0.80%, 10/30/15	100	100,271
0.85%, 03/08/16	525	526,721
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	400	403,901
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	250	259,266
State Street Corp.
2.88%, 03/07/16	250	256,361
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	250	250,212
U.S. Bancorp/MN
3.44%, 02/01/16	225	230,337
Wells Fargo & Co.
1.50%, 07/01/15	500	502,340
3.63%, 04/15/15	100	100,664
Westpac Banking Corp.
0.95%, 01/12/16	200	200,847
3.00%, 12/09/15	550	561,793

		14,261,995
BEVERAGES — 2.17%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	250	250,711
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	225	225,389
Coca-Cola HBC Finance BV
5.50%, 09/17/15	100	102,600

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Diageo Finance BV
5.30%, 10/28/15	$100	$103,577
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	101,993
PepsiCo Inc.
0.70%, 08/13/15	200	200,302

		984,572
BIOTECHNOLOGY — 0.22%
Genentech Inc.
4.75%, 07/15/15	100	101,955

		101,955
CHEMICALS — 0.90%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	106,897
E.I. du Pont de Nemours & Co.
1.95%, 01/15/16[a]	100	101,427
Ecolab Inc.
1.00%, 08/09/15	200	200,397

		408,721
COMPUTERS — 0.84%
Hewlett-Packard Co.
2.13%, 09/13/15	205	206,481
2.20%, 12/01/15	75	75,802
International Business Machines Corp.
0.75%, 05/11/15	100	100,148

		382,431
COSMETICS & PERSONAL CARE — 0.50%
Procter & Gamble Co. (The)
1.80%, 11/15/15	225	227,531

		227,531
DIVERSIFIED FINANCIAL SERVICES — 9.30%
American Express Credit Corp.
1.75%, 06/12/15	150	150,726
2.75%, 09/15/15	550	557,389
Charles Schwab Corp. (The)
0.85%, 12/04/15	150	150,455
Credit Suisse USA Inc.
5.13%, 08/15/15	400	409,854
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	201,251
5.63%, 09/15/15	200	205,796
7.00%, 04/15/15	300	303,719
12.00%, 05/15/15	200	206,251
General Electric Capital Corp.
1.00%, 12/11/15	200	200,924
1.00%, 01/08/16	500	502,325
1.63%, 07/02/15	300	301,645
5.00%, 01/08/16	100	104,196
HSBC Finance Corp.
5.00%, 06/30/15	100	101,838
5.50%, 01/19/16	500	521,830
Jefferies Group LLC
3.88%, 11/09/15	150	152,633
Nomura Holdings Inc.
4.13%, 01/19/16	150	154,275

		4,225,107

Security	Principal (000s)	Value

ELECTRIC — 3.35%
Alabama Power Co.
0.55%, 10/15/15	$100	$100,041
Duke Energy Carolinas LLC
5.30%, 10/01/15	250	258,016
Duke Energy Corp.
3.35%, 04/01/15	75	75,346
Entergy Corp.
3.63%, 09/15/15	250	254,158
Exelon Corp.
4.90%, 06/15/15	150	152,259
Georgia Power Co.
Series 12D
0.63%, 11/15/15	75	75,028
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	350	350,722
2.60%, 09/01/15	150	151,697
TECO Finance Inc.
4.00%, 03/15/16	100	103,451

		1,520,718
ELECTRONICS — 0.56%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	100	100,636
3.20%, 03/01/16	150	153,626

		254,262
FOOD — 1.56%
ConAgra Foods Inc.
1.30%, 01/25/16	200	200,583
Kraft Foods Group Inc.
1.63%, 06/04/15	150	150,443
Mondelez International Inc.
4.13%, 02/09/16	150	154,987
Sysco Corp.
0.55%, 06/12/15	100	100,081
Unilever Capital Corp.
0.45%, 07/30/15	100	100,040

		706,134
HEALTH CARE — PRODUCTS — 0.89%
Covidien International Finance SA
1.35%, 05/29/15	100	100,274
2.80%, 06/15/15	100	100,856
Life Technologies Corp.
3.50%, 01/15/16	100	102,370
Medtronic Inc.
Series B
4.75%, 09/15/15	100	102,611

		406,111
HEALTH CARE — SERVICES — 0.77%
Anthem Inc.
1.25%, 09/10/15	100	100,300
UnitedHealth Group Inc.
0.85%, 10/15/15	250	250,743

		351,043

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

INSURANCE — 3.36%
ACE INA Holdings Inc.
5.60%, 05/15/15	$150	$152,014
Aegon NV
4.63%, 12/01/15	75	77,362
Aflac Inc.
3.45%, 08/15/15	100	101,523
American International Group Inc.
2.38%, 08/24/15	175	176,498
Aon Corp.
3.50%, 09/30/15	250	254,445
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	250	254,473
Manulife Financial Corp.
3.40%, 09/17/15	100	101,575
MetLife Inc.
5.00%, 06/15/15[a]	150	152,614
Prudential Financial Inc.
Series C
4.75%, 06/13/15	150	152,199
Series D
4.75%, 09/17/15	100	102,457

		1,525,160
INTERNET — 0.44%
Amazon.com Inc.
0.65%, 11/27/15	100	100,061
eBay Inc.
0.70%, 07/15/15	100	100,051

		200,112
IRON & STEEL — 0.46%
Vale Overseas Ltd.
6.25%, 01/11/16	200	206,475

		206,475
LEISURE TIME — 0.22%
Carnival Corp.
1.20%, 02/05/16	100	100,099

		100,099
MACHINERY — 0.99%
Caterpillar Financial Services Corp.
1.10%, 05/29/15	350	350,920
John Deere Capital Corp.
0.88%, 04/17/15	100	100,112

		451,032
MANUFACTURING — 0.61%
Eaton Corp.
0.95%, 11/02/15	75	75,102

Security	Principal (000s)	Value

General Electric Co.
0.85%, 10/09/15	$200	$200,673

		275,775
MEDIA — 1.71%
Comcast Corp.
5.90%, 03/15/16	300	317,400
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	76,681
3.50%, 03/01/16	300	308,219
Time Warner Inc.
3.15%, 07/15/15	75	75,889

		778,189
MINING — 0.47%
BHP Billiton Finance USA Ltd.
7.25%, 03/01/16	100	107,088
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	105	105,794

		212,882
OFFICE & BUSINESS EQUIPMENT — 0.35%
Xerox Corp.
6.40%, 03/15/16	150	158,925

		158,925
OIL & GAS — 3.65%
BP Capital Markets PLC
3.13%, 10/01/15	150	152,429
3.20%, 03/11/16	300	308,010
Ensco PLC
3.25%, 03/15/16	100	101,713
Marathon Oil Corp.
0.90%, 11/01/15	100	99,715
Marathon Petroleum Corp.
3.50%, 03/01/16	100	102,411
Shell International Finance BV
3.10%, 06/28/15	250	252,709
3.25%, 09/22/15	100	101,781
Total Capital SA
2.30%, 03/15/16	150	152,845
3.00%, 06/24/15	200	202,078
3.13%, 10/02/15	100	101,673
Transocean Inc.
4.95%, 11/15/15	81	82,027

		1,657,391
OIL & GAS SERVICES — 0.11%
Weatherford International Ltd./Bermuda
5.50%, 02/15/16[a]	50	50,500

		50,500
PHARMACEUTICALS — 3.29%
AbbVie Inc.
1.20%, 11/06/15	400	401,156
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	75	75,126

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

McKesson Corp.
0.95%, 12/04/15	$100	$100,284
3.25%, 03/01/16	100	102,438
Medco Health Solutions Inc.
2.75%, 09/15/15	100	101,144
Novartis Capital Corp.
2.90%, 04/24/15	200	201,171
Sanofi
2.63%, 03/29/16	100	102,455
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	100	100,899
Wyeth LLC
5.50%, 02/15/16	150	157,759
Zoetis Inc.
1.15%, 02/01/16	150	150,072

		1,492,504
PIPELINES — 1.24%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	150	156,144
Enterprise Products Operating LLC
3.20%, 02/01/16	150	153,501
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	51,069
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	100	101,587
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	50,858
TransCanada PipeLines Ltd.
3.40%, 06/01/15	50	50,489

		563,648
REAL ESTATE INVESTMENT TRUSTS — 0.98%
ERP Operating LP
5.13%, 03/15/16	150	157,074
HCP Inc.
3.75%, 02/01/16	100	102,829
Health Care REIT Inc.
3.63%, 03/15/16	75	77,198
Kilroy Realty Corp.
5.00%, 11/03/15	105	107,989

		445,090
RETAIL — 2.31%
Costco Wholesale Corp.
0.65%, 12/07/15	100	100,239
CVS Health Corp.
3.25%, 05/18/15	75	75,604
Home Depot Inc. (The)
5.40%, 03/01/16	300	315,688
Lowe’s Companies Inc.
5.00%, 10/15/15	100	103,159
Wal-Mart Stores Inc.
1.50%, 10/25/15	250	251,951
2.25%, 07/08/15	100	100,846
Yum! Brands Inc.
4.25%, 09/15/15	100	102,118

		1,049,605

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.22%
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/24/15)	$100	$100,986

		100,986
SEMICONDUCTORS — 0.22%
Texas Instruments Inc.
0.45%, 08/03/15	100	100,100

		100,100
SOFTWARE — 0.84%
Microsoft Corp.
1.63%, 09/25/15	175	176,516
2.50%, 02/08/16	100	102,236
Oracle Corp.
5.25%, 01/15/16	100	104,590

		383,342
TELECOMMUNICATIONS — 2.92%
AT&T Inc.
0.90%, 02/12/16	150	150,151
2.50%, 08/15/15	100	101,020
British Telecommunications PLC
2.00%, 06/22/15	200	201,074
Cisco Systems Inc.
5.50%, 02/22/16	175	184,221
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	158,171
Orange SA
2.13%, 09/16/15	150	151,199
Telefonica Emisiones SAU
3.99%, 02/16/16	225	231,479
Verizon Communications Inc.
0.70%, 11/02/15[a]	150	149,914

		1,327,229
TEXTILES — 0.13%
Mohawk Industries Inc.
6.13%, 01/15/16	58	60,676

		60,676

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,648,950)		35,684,816

INVESTMENT COMPANIES — 16.61%
iShares iBonds Mar 2016 Corporate ex-Financials ETF[b]	76	7,546,217

TOTAL INVESTMENT COMPANIES (Cost: $7,504,435)
		7,546,217

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

January 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 9.87%

MONEY MARKET FUNDS — 9.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	2,059	$2,058,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	167	166,520
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,256	2,256,106

		4,481,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,481,356)		4,481,356

TOTAL INVESTMENTS IN SECURITIES — 105.03%
(Cost: $47,634,741)		47,712,389
Other Assets, Less Liabilities — (5.03)%		(2,283,607)

NET ASSETS — 100.00%		$45,428,782

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

123

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 93.04%

AEROSPACE & DEFENSE — 1.09%
United Technologies Corp.
4.88%, 05/01/15	$376	$380,082

		380,082
AGRICULTURE — 0.61%
Altria Group Inc.
4.13%, 09/11/15	114	116,502
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	57	58,835
Reynolds American Inc.
1.05%, 10/30/15	38	38,023

		213,360
AUTO MANUFACTURERS — 3.23%
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,379
1.05%, 06/05/15	188	188,471
Toyota Motor Credit Corp.
0.88%, 07/17/15	300	300,735
2.80%, 01/11/16	264	269,836
3.20%, 06/17/15	214	216,268

		1,125,689
AUTO PARTS & EQUIPMENT — 0.34%
Johnson Controls Inc.
5.50%, 01/15/16	114	119,144

		119,144
BEVERAGES — 5.80%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	150	150,426
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	283	283,489
3.63%, 04/15/15	476	479,084
Brown-Forman Corp.
2.50%, 01/15/16	38	38,686
Coca-Cola Co. (The)
1.50%, 11/15/15	300	302,747
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	100,926
Diageo Finance BV
5.30%, 10/28/15	169	175,046
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	38	38,758
PepsiCo Inc.
0.70%, 08/13/15	188	188,284
0.70%, 02/26/16	264	264,558

		2,022,004

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.22%
Genzyme Corp.
3.63%, 06/15/15	$76	$76,904

		76,904
CHEMICALS — 2.39%
Dow Chemical Co. (The)
2.50%, 02/15/16	119	121,149
E.I. du Pont de Nemours & Co.
1.95%, 01/15/16[a]	114	115,627
Ecolab Inc.
1.00%, 08/09/15	114	114,226
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	188	191,582
Praxair Inc.
0.75%, 02/21/16	214	214,447
3.25%, 09/15/15	76	77,335

		834,366
COMPUTERS — 2.17%
Computer Sciences Corp.
2.50%, 09/15/15	38	38,310
Hewlett-Packard Co.
2.13%, 09/13/15	76	76,549
2.20%, 12/01/15	38	38,407
International Business Machines Corp.
0.75%, 05/11/15	300	300,444
2.00%, 01/05/16	300	304,436

		758,146
COSMETICS & PERSONAL CARE — 2.20%
Colgate-Palmolive Co.
3.15%, 08/05/15	76	77,047
Procter & Gamble Co. (The)
1.80%, 11/15/15	450	455,062
4.85%, 12/15/15	226	234,657

		766,766
DIVERSIFIED FINANCIAL SERVICES —1.24%
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	201,251
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	154,042
3.88%, 09/16/15	76	77,577

		432,870
ELECTRIC — 8.69%
Alabama Power Co.
0.55%, 10/15/15	207	207,085
Consolidated Edison Co. of New York Inc.
Series 05-C
5.38%, 12/15/15	114	118,719
Constellation Energy Group Inc.
4.55%, 06/15/15	100	101,364
Duke Energy Carolinas LLC
5.30%, 10/01/15	188	194,028

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

Duke Energy Corp.
3.35%, 04/01/15	$538	$540,480
Duke Energy Florida Inc.
0.65%, 11/15/15	188	188,170
Exelon Corp.
4.90%, 06/15/15	114	115,717
Georgia Power Co.
0.75%, 08/10/15	114	114,083
Series 12D
0.63%, 11/15/15	150	150,056
LG&E and KU Energy LLC
2.13%, 11/15/15	114	114,865
Louisville Gas & Electric Co.
1.63%, 11/15/15	188	189,629
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	150	150,310
7.88%, 12/15/15	28	29,700
Northern States Power Co./MN
1.95%, 08/15/15 (Call 05/15/15)	114	114,526
Public Service Electric & Gas Co.
2.70%, 05/01/15	226	227,249
Southern California Edison Co.
5.00%, 01/15/16	133	139,145
Southern Co. (The)
2.38%, 09/15/15	114	115,246
Union Electric Co.
5.40%, 02/01/16	95	99,489
Wisconsin Electric Power Co.
6.25%, 12/01/15	114	119,269

		3,029,130
ELECTRICAL COMPONENTS & EQUIPMENT — 0.54%
Emerson Electric Co.
4.13%, 04/15/15	188	189,342

		189,342
ELECTRONICS — 0.89%
Honeywell International Inc.
5.40%, 03/15/16	150	158,124
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	153,626

		311,750
FOOD — 2.36%
ConAgra Foods Inc.
1.30%, 01/25/16	38	38,111
Kraft Foods Group Inc.
1.63%, 06/04/15	95	95,281
Kroger Co. (The)
3.90%, 10/01/15	19	19,388
Mondelez International Inc.
4.13%, 02/09/16	150	154,987
Sysco Corp.
0.55%, 06/12/15	114	114,092
Unilever Capital Corp.
0.45%, 07/30/15	300	300,121
2.75%, 02/10/16[a]	100	102,348

		824,328

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.34%
Plum Creek Timberlands LP
5.88%, 11/15/15	$114	$118,195

		118,195
GAS — 0.22%
Questar Corp.
2.75%, 02/01/16	76	77,395

		77,395
HEALTH CARE — PRODUCTS — 1.67%
Boston Scientific Corp.
6.25%, 11/15/15	76	79,040
Covidien International Finance SA
1.35%, 05/29/15	38	38,104
Life Technologies Corp.
3.50%, 01/15/16	38	38,901
Medtronic Inc.
2.63%, 03/15/16	76	77,588
Series B
4.75%, 09/15/15	264	270,893
St. Jude Medical Inc.
2.50%, 01/15/16	76	77,263

		581,789
HEALTH CARE — SERVICES — 0.11%
Quest Diagnostics Inc.
5.45%, 11/01/15	38	39,261

		39,261
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kimberly-Clark Corp.
4.88%, 08/15/15	114	116,742

		116,742
INTERNET — 0.87%
Amazon.com Inc.
0.65%, 11/27/15	38	38,023
eBay Inc.
0.70%, 07/15/15	76	76,039
1.63%, 10/15/15	188	189,276

		303,338
IRON & STEEL — 0.30%
Vale Overseas Ltd.
6.25%, 01/11/16	100	103,238

		103,238
LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	38	38,038

		38,038

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

LODGING — 0.23%
Marriott International Inc./MD
5.81%, 11/10/15	$76	$78,959

		78,959
MACHINERY — 4.26%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	364	364,942
0.70%, 02/26/16	300	300,635
Caterpillar Inc.
0.95%, 06/26/15	114	114,300
John Deere Capital Corp.
0.70%, 09/04/15	76	76,157
0.75%, 01/22/16[a]	300	300,870
0.95%, 06/29/15	326	326,821

		1,483,725
MANUFACTURING — 2.23%
Eaton Corp.
0.95%, 11/02/15	188	188,256
General Electric Co.
0.85%, 10/09/15	588	589,979

		778,235
MEDIA — 4.50%
Comcast Corp.
5.85%, 11/15/15	500	520,696
5.90%, 03/15/16	376	397,808
Cox Communications Inc.
5.50%, 10/01/15	38	39,208
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	154,110
Discovery Communications LLC
3.70%, 06/01/15	76	76,789
NBCUniversal Media LLC
3.65%, 04/30/15	76	76,589
Time Warner Inc.
3.15%, 07/15/15	114	115,351
Walt Disney Co. (The)
0.45%, 12/01/15	188	188,120

		1,568,671
METAL FABRICATE & HARDWARE — 0.54%
Precision Castparts Corp.
0.70%, 12/20/15	188	188,126

		188,126
MINING — 2.10%
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	338	351,431
Glencore Canada Corp.
6.00%, 10/15/15	76	78,394
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15[a]	300	302,267

		732,092

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
6.40%, 03/15/16	$38	$40,261

		40,261
OIL & GAS — 10.92%
BP Capital Markets PLC
0.70%, 11/06/15	226	226,139
3.13%, 10/01/15	338	343,474
3.20%, 03/11/16	514	527,724
Ensco PLC
3.25%, 03/15/16	76	77,302
EOG Resources Inc.
2.50%, 02/01/16	188	191,364
2.95%, 06/01/15	150	151,115
Marathon Oil Corp.
0.90%, 11/01/15	38	37,891
Marathon Petroleum Corp.
3.50%, 03/01/16	114	116,749
Noble Holding International Ltd.
3.45%, 08/01/15	38	38,314
Occidental Petroleum Corp.
2.50%, 02/01/16	226	229,930
Shell International Finance BV
0.63%, 12/04/15[a]	114	114,177
3.10%, 06/28/15	338	341,662
3.25%, 09/22/15	438	445,799
Total Capital International SA
0.75%, 01/25/16[a]	338	338,823
Total Capital SA
2.30%, 03/15/16	188	191,566
3.00%, 06/24/15	150	151,558
3.13%, 10/02/15	250	254,184
Transocean Inc.
4.95%, 11/15/15	31	31,393

		3,809,164
PHARMACEUTICALS — 10.00%
AbbVie Inc.
1.20%, 11/06/15	188	188,543
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	588	588,983
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	264	264,251
McKesson Corp.
0.95%, 12/04/15	76	76,216
Medco Health Solutions Inc.
2.75%, 09/15/15	38	38,435
Merck & Co. Inc.
2.25%, 01/15/16[a]	264	268,573
Novartis Capital Corp.
2.90%, 04/24/15	626	629,666
Sanofi
2.63%, 03/29/16	700	717,186
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	338	341,038
Wyeth LLC
5.50%, 02/15/16	338	355,484
Zoetis Inc.
1.15%, 02/01/16	19	19,009

		3,487,384

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

PIPELINES — 2.58%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	$38	$39,556
DCP Midstream Operating LP
3.25%, 10/01/15	38	38,501
Enterprise Products Operating LLC
1.25%, 08/13/15	114	114,177
3.20%, 02/01/16	76	77,774
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	38	38,813
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	138	140,190
TransCanada PipeLines Ltd.
0.75%, 01/15/16	376	374,925
3.40%, 06/01/15	76	76,743

		900,679
RETAIL — 6.91%
Costco Wholesale Corp.
0.65%, 12/07/15	376	376,898
CVS Health Corp.
3.25%, 05/18/15	38	38,306
Home Depot Inc. (The)
5.40%, 03/01/16	800	841,834
Lowe’s Companies Inc.
5.00%, 10/15/15	150	154,738
McDonald’s Corp.
0.75%, 05/29/15	150	150,225
Wal-Mart Stores Inc.
1.50%, 10/25/15	414	417,231
2.25%, 07/08/15	226	227,912
4.50%, 07/01/15	200	203,452

		2,410,596
SEMICONDUCTORS — 0.65%
National Semiconductor Corp.
3.95%, 04/15/15	76	76,550
Texas Instruments Inc.
0.45%, 08/03/15	150	150,150

		226,700
SOFTWARE — 4.32%
Microsoft Corp.
1.63%, 09/25/15	550	554,766
2.50%, 02/08/16	188	192,204
Oracle Corp.
5.25%, 01/15/16	726	759,322

		1,506,292
TELECOMMUNICATIONS — 7.72%
AT&T Inc.
0.80%, 12/01/15	226	226,139
0.90%, 02/12/16	683	683,689

Security	Principal or Shares (000s)	Value

Cisco Systems Inc.
5.50%, 02/22/16	$1,038	$1,092,695
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	158,171
Juniper Networks Inc.
3.10%, 03/15/16	76	77,474
Orange SA
2.13%, 09/16/15	38	38,304
Telefonica Emisiones SAU
3.99%, 02/16/16	114	117,283
Verizon Communications Inc.
0.70%, 11/02/15[a]	300	299,828

		2,693,583
TRANSPORTATION — 0.23%
Norfolk Southern Corp.
5.75%, 01/15/16	38	39,805
Ryder System Inc.
3.60%, 03/01/16	38	39,103

		78,908

TOTAL CORPORATE BONDS & NOTES
(Cost: $32,400,904)		32,445,252

SHORT-TERM INVESTMENTS — 9.71%

MONEY MARKET FUNDS — 9.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	1,112	1,112,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	90	89,951
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,186	2,186,016

		3,388,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,388,049)		3,388,049

TOTAL INVESTMENTS IN SECURITIES — 102.75%
(Cost: $35,788,953)		35,833,301
Other Assets, Less Liabilities — (2.75)%		(959,821)

NET ASSETS — 100.00%		$34,873,480

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.64%

AEROSPACE & DEFENSE — 0.25%
Northrop Grumman Corp.
1.75%, 06/01/18	$25	$25,065

		25,065
AGRICULTURE — 2.36%
Altria Group Inc.
9.70%, 11/10/18	75	95,676
Philip Morris International Inc.
5.65%, 05/16/18	125	141,947

		237,623
AUTO MANUFACTURERS — 0.51%
Toyota Motor Credit Corp.
2.00%, 10/24/18	50	51,015

		51,015
BANKS — 26.15%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	25	26,136
Bank of America Corp.
6.88%, 04/25/18	325	374,919
Bank of Nova Scotia (The)
2.05%, 10/30/18	150	152,012
BNP Paribas SA
2.40%, 12/12/18	150	153,236
Citigroup Inc.
1.75%, 05/01/18	300	299,347
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	300	338,314
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	400	397,531
Morgan Stanley
6.63%, 04/01/18	200	228,710
Royal Bank of Canada
2.20%, 07/27/18	200	204,955
Toronto-Dominion Bank (The)
2.63%, 09/10/18	175	181,207
Wells Fargo & Co.
1.50%, 01/16/18	275	274,770

		2,631,137
BEVERAGES — 4.28%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	75	74,959
Coca-Cola Co. (The)
1.65%, 11/01/18	200	202,414
PepsiCo Inc.
7.90%, 11/01/18	125	152,938

		430,311

Security	Principal (000s)	Value

CHEMICALS — 1.14%
E.I. du Pont de Nemours & Co.
6.00%, 07/15/18	$100	$114,483

		114,483
COMPUTERS — 3.70%
Apple Inc.
1.00%, 05/03/18	125	124,327
EMC Corp./MA
1.88%, 06/01/18	125	126,033
International Business Machines Corp.
7.63%, 10/15/18	100	121,715

		372,075
DIVERSIFIED FINANCIAL SERVICES — 8.35%
American Express Co.
1.55%, 05/22/18	225	224,861
Ford Motor Credit Co. LLC
2.88%, 10/01/18	200	205,875
General Electric Capital Corp.
5.63%, 05/01/18	150	169,813
International Lease Finance Corp.
7.13%, 09/01/18[b]	50	56,000
Jefferies Group LLC
5.13%, 04/13/18	50	52,952
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	100	131,215

		840,716
ELECTRIC — 5.99%
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	150	153,271
Nevada Power Co.
6.50%, 08/01/18	150	173,484
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	61,108
Southern Co. (The)
2.45%, 09/01/18	100	103,164
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	112,363

		603,390
FOOD — 0.99%
ConAgra Foods Inc.
1.90%, 01/25/18	100	99,657

		99,657
FOREST PRODUCTS & PAPER — 0.88%
International Paper Co.
7.95%, 06/15/18	75	88,620

		88,620
HEALTH CARE — PRODUCTS — 1.24%
CR Bard Inc.
1.38%, 01/15/18	50	49,836

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Medtronic Inc.
1.38%, 04/01/18	$75	$75,013

		124,849
INSURANCE — 4.39%
American International Group Inc.
5.85%, 01/16/18	100	112,637
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	200	225,836
Voya Financial Inc.
2.90%, 02/15/18	100	102,972

		441,445
MACHINERY — 3.04%
Caterpillar Financial Services Corp.
Series G
2.45%, 09/06/18[a]	100	103,211
John Deere Capital Corp.
1.95%, 12/13/18	150	152,135
Roper Industries Inc.
2.05%, 10/01/18	50	50,231

		305,577
MANUFACTURING — 0.87%
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	75	87,518

		87,518
MEDIA — 2.76%
21st Century Fox America Inc.
8.25%, 08/10/18	25	30,513
Comcast Corp.
5.70%, 05/15/18	100	113,568
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	50	50,188
Time Warner Cable Inc.
6.75%, 07/01/18	50	58,041
Viacom Inc.
2.50%, 09/01/18	25	25,457

		277,767
MINING — 1.71%
Freeport-McMoRan Inc.
2.38%, 03/15/18	100	96,071
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	75	75,765

		171,836
OFFICE & BUSINESS EQUIPMENT — 0.39%
Xerox Corp.
6.35%, 05/15/18	35	39,859

		39,859
OIL & GAS — 6.70%
BP Capital Markets PLC
1.38%, 05/10/18	125	124,030

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
1.75%, 01/15/18	$25	$24,631
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	75	76,212
ConocoPhillips
5.20%, 05/15/18	50	55,967
Shell International Finance BV
2.00%, 11/15/18[a]	150	152,813
Suncor Energy Inc.
6.10%, 06/01/18	100	113,089
Total Capital SA
2.13%, 08/10/18	125	127,677

		674,419
PHARMACEUTICALS — 4.45%
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	150	170,579
Merck & Co. Inc.
1.30%, 05/18/18	125	125,447
Pfizer Inc.
1.50%, 06/15/18	150	151,537

		447,563
PIPELINES — 2.24%
Enterprise Products Operating LLC
6.65%, 04/15/18	100	114,637
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100	110,439

		225,076
REAL ESTATE INVESTMENT TRUSTS — 2.19%
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,596
HCP Inc.
6.70%, 01/30/18	100	113,861

		220,457
RETAIL — 3.43%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	75	77,529
Target Corp.
6.00%, 01/15/18	100	113,743
Wal-Mart Stores Inc.
1.95%, 12/15/18	150	153,847

		345,119
SOFTWARE — 2.67%
Microsoft Corp.
1.63%, 12/06/18	125	126,430
Oracle Corp.
5.75%, 04/15/18	125	142,411

		268,841
TELECOMMUNICATIONS — 4.64%
AT&T Inc.
5.50%, 02/01/18	200	222,205

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

Verizon Communications Inc.
6.10%, 04/15/18	$150	$170,154
Vodafone Group PLC
1.50%, 02/19/18	75	74,625

		466,984
TRANSPORTATION — 1.32%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	50	56,426
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	76,337

		132,763

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,725,036)		9,724,165

SHORT-TERM INVESTMENTS — 8.10%

MONEY MARKET FUNDS — 8.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	535	535,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	32	32,199
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	248	247,923

		815,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $815,393)		815,393

TOTAL INVESTMENTS IN SECURITIES — 104.74%
(Cost: $10,540,429)		10,539,558
Other Assets, Less Liabilities — (4.74)%		(476,663)

NET ASSETS — 100.00%		$10,062,895

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

130

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 89.92%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,805

		100,805
AEROSPACE & DEFENSE — 1.07%
General Dynamics Corp.
1.00%, 11/15/17	150	149,378
L-3 Communications Corp.
1.50%, 05/28/17	150	149,313
United Technologies Corp.
1.80%, 06/01/17	300	306,209
5.38%, 12/15/17	100	111,747

		716,647
AGRICULTURE — 0.63%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	100	112,267
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	77,424
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	50	50,432
Philip Morris International Inc.
1.13%, 08/21/17	100	100,185
Reynolds American Inc.
6.75%, 06/15/17	75	83,394

		423,702
AUTO MANUFACTURERS — 0.98%
American Honda Finance Corp.
1.20%, 07/14/17	100	100,165
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,521
1.38%, 01/10/18	300	301,608
1.75%, 05/22/17	100	101,773

		654,067
AUTO PARTS & EQUIPMENT — 0.15%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,459

		99,459
BANKS — 29.26%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	250	250,456
Bank of America Corp.
2.00%, 01/11/18	850	854,389
5.70%, 05/02/17	250	271,010
5.75%, 12/01/17	300	332,131
6.00%, 09/01/17	450	498,076

Security	Principal (000s)	Value

Bank of Montreal
1.40%, 09/11/17	$250	$250,566
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	373,879
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	350	349,443
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,793
1.60%, 08/15/17 (Call 07/14/17)	100	100,069
BNP Paribas SA
2.38%, 09/14/17	300	306,860
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,497
Capital One Financial Corp.
6.75%, 09/15/17	150	169,751
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,673
Citigroup Inc.
1.85%, 11/24/17	250	251,358
6.00%, 08/15/17	100	110,900
6.13%, 11/21/17	850	953,806
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	500	507,062
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	251,121
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	250	251,378
CorpBanca SA
3.13%, 01/15/18	200	199,000
Credit Suisse/New York NY
1.38%, 05/26/17	350	350,346
6.00%, 02/15/18	190	212,782
Deutsche Bank AG/London
1.35%, 05/30/17	150	150,063
6.00%, 09/01/17	375	418,394
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	199,109
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,065,610
6.25%, 09/01/17	350	390,063
HSBC USA Inc.
1.30%, 06/23/17	100	100,303
1.63%, 01/16/18	300	301,610
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	262,156
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	836,808
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	251,104
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,404
Morgan Stanley
5.95%, 12/28/17	200	223,102
Series F
5.55%, 04/27/17	600	652,576
MUFG Union Bank N.A.
2.13%, 06/16/17	250	254,209
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,180
PNC Bank N.A.
6.00%, 12/07/17[b]	250	280,436
Royal Bank of Canada
1.25%, 06/16/17	250	250,575
1.50%, 01/16/18[a]	250	251,309

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Societe Generale SA
2.75%, 10/12/17	$250	$257,815
State Street Corp.
4.96%, 03/15/18	150	163,262
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	250	248,568
1.80%, 07/18/17	250	251,557
SunTrust Banks Inc.
6.00%, 09/11/17	150	167,212
Svenska Handelsbanken AB
1.63%, 03/21/18	500	503,149
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	250,130
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	250	252,652
U.S. Bank N.A./Cincinnati OH
1.38%, 09/11/17 (Call 08/11/17)	250	250,456
UBS AG/Stamford CT
1.38%, 08/14/17	250	249,836
5.88%, 12/20/17	500	560,022
Wachovia Corp.
5.75%, 02/01/18	550	617,821
Wells Fargo & Co.
1.50%, 01/16/18	300	299,749
5.63%, 12/11/17	650	726,134
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	281,330
Westpac Banking Corp.
1.20%, 05/19/17	150	150,198
1.50%, 12/01/17	200	200,822
1.60%, 01/12/18	350	352,226

		19,587,296
BEVERAGES — 1.74%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	83,944
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	400	399,780
Coca-Cola Co. (The)
1.65%, 03/14/18	250	253,672
Diageo Capital PLC
5.75%, 10/23/17	250	279,204
PepsiCo Inc.
1.25%, 08/13/17	150	149,995

		1,166,595
BIOTECHNOLOGY — 1.16%
Amgen Inc.
1.25%, 05/22/17	250	249,991
2.13%, 05/15/17	250	254,911
Biogen Idec Inc.
6.88%, 03/01/18	100	115,548
Celgene Corp.
1.90%, 08/15/17	150	151,971

		772,421
CHEMICALS — 1.33%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,863

Security	Principal (000s)	Value

Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	$100	$99,356
Eastman Chemical Co.
2.40%, 06/01/17	250	255,419
Ecolab Inc.
1.45%, 12/08/17	75	75,038
Monsanto Co.
1.15%, 06/30/17	150	149,817
RPM International Inc.
6.50%, 02/15/18	100	112,513
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,436

		891,442
COMMERCIAL SERVICES — 0.30%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	100,416
Western Union Co. (The)
2.88%, 12/10/17	100	102,695

		203,111
COMPUTERS — 2.37%
Apple Inc.
1.05%, 05/05/17[a]	250	251,670
Computer Sciences Corp.
6.50%, 03/15/18	50	56,583
Hewlett-Packard Co.
2.60%, 09/15/17	355	364,526
5.50%, 03/01/18	150	166,959
International Business Machines Corp.
5.70%, 09/14/17	600	671,869
NetApp Inc.
2.00%, 12/15/17	75	75,582

		1,587,189
DIVERSIFIED FINANCIAL SERVICES — 8.57%
Air Lease Corp.
5.63%, 04/01/17	50	53,601
American Express Co.
6.15%, 08/28/17	600	670,992
7.00%, 03/19/18	600	697,237
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	550	618,838
7.25%, 02/01/18	450	521,470
Charles Schwab Corp. (The)
6.38%, 09/01/17	100	112,846
Discover Financial Services
6.45%, 06/12/17	150	166,062
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	199,792
2.38%, 01/16/18	700	711,970
3.00%, 06/12/17	200	206,225
General Electric Capital Corp.
2.30%, 04/27/17[a]	450	462,903
5.63%, 09/15/17	745	829,399
Janus Capital Group Inc.
6.70%, 06/15/17	100	110,953
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	224,413

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

NYSE Euronext
2.00%, 10/05/17	$150	$152,350

		5,739,051
ELECTRIC — 3.28%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	100,541
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	108,423
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	249,372
CMS Energy Corp.
5.05%, 02/15/18	75	81,969
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	75,074
Duke Energy Corp.
1.63%, 08/15/17	200	201,611
Edison International
3.75%, 09/15/17	75	79,558
Exelon Generation Co. LLC
6.20%, 10/01/17	75	83,799
Nisource Finance Corp.
6.40%, 03/15/18	105	119,877
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	164,726
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	83,781
PECO Energy Co.
5.35%, 03/01/18	250	279,784
Southern Co. (The)
1.30%, 08/15/17	100	100,271
TransAlta Corp.
1.90%, 06/03/17	250	245,207
Virginia Electric and Power Co.
5.95%, 09/15/17	200	223,723

		2,197,716
ELECTRONICS — 0.67%
Amphenol Corp.
1.55%, 09/15/17	100	100,124
Honeywell International Inc.
5.30%, 03/01/18	75	84,185
Koninklijke Philips NV
5.75%, 03/11/18	100	112,321
Tech Data Corp.
3.75%, 09/21/17	50	51,908
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,722

		449,260
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
6.10%, 03/15/18	100	113,587

		113,587

Security	Principal (000s)	Value

FOOD — 1.71%
Campbell Soup Co.
3.05%, 07/15/17	$100	$103,229
ConAgra Foods Inc.
1.90%, 01/25/18	225	224,229
Delhaize Group SA
6.50%, 06/15/17	75	83,984
Kraft Foods Group Inc.
2.25%, 06/05/17	125	126,712
Kroger Co. (The)
6.40%, 08/15/17	100	112,157
Mondelez International Inc.
6.13%, 02/01/18	105	118,307
Sysco Corp.
5.25%, 02/12/18	250	277,131
Unilever Capital Corp.
0.85%, 08/02/17	100	99,627

		1,145,376
FOREST PRODUCTS & PAPER — 0.18%
Domtar Corp.
10.75%, 06/01/17	100	119,000

		119,000
HEALTH CARE — PRODUCTS — 0.78%
Becton, Dickinson and Co.
1.80%, 12/15/17	150	151,465
CareFusion Corp.
1.45%, 05/15/17	100	99,996
Covidien International Finance SA
6.00%, 10/15/17	175	195,692
CR Bard Inc.
1.38%, 01/15/18	75	74,754

		521,907
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	150,789
Anthem Inc.
1.88%, 01/15/18	105	105,985
5.88%, 06/15/17	200	220,800
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	101,244
UnitedHealth Group Inc.
6.00%, 02/15/18	250	284,345

		863,163
HOUSEHOLD PRODUCTS & WARES — 0.34%
Clorox Co. (The)
5.95%, 10/15/17	100	111,608
Kimberly-Clark Corp.
6.13%, 08/01/17	100	112,090

		223,698

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

HOUSEWARES — 0.15%
Newell Rubbermaid Inc.
2.05%, 12/01/17	$100	$100,628

		100,628
INSURANCE — 2.91%
American International Group Inc.
5.85%, 01/16/18	600	675,821
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	253,662
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	302,047
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	100	106,736
Kemper Corp.
6.00%, 05/15/17	100	108,547
MetLife Inc.
1.76%, 12/15/17	125	126,430
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,538
Prudential Financial Inc. Series D
6.00%, 12/01/17[a]	105	117,896
Voya Financial Inc.
2.90%, 02/15/18	150	154,458

		1,946,135
INTERNET — 0.97%
Amazon.com Inc.
1.20%, 11/29/17	150	149,578
Baidu Inc.
2.25%, 11/28/17	200	201,121
eBay Inc.
1.35%, 07/15/17	200	199,033
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	101,106

		650,838
LEISURE TIME — 0.15%
Carnival Corp.
1.88%, 12/15/17	100	100,009

		100,009
LODGING — 0.15%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	101,189

		101,189
MACHINERY — 1.58%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	249,991
Series G
1.25%, 11/06/17	250	250,464
John Deere Capital Corp.
1.20%, 10/10/17	250	250,386
2.80%, 09/18/17	150	156,190

Security	Principal (000s)	Value

Roper Industries Inc.
1.85%, 11/15/17	$150	$151,216

		1,058,247
MANUFACTURING — 1.45%
3M Co.
1.00%, 06/26/17	100	100,234
Eaton Corp.
1.50%, 11/02/17	200	200,529
General Electric Co.
5.25%, 12/06/17	500	557,979
Tyco Electronics Group SA
6.55%, 10/01/17	100	113,005

		971,747
MEDIA — 2.56%
Comcast Corp.
5.88%, 02/15/18	105	118,868
6.30%, 11/15/17	250	283,521
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	250,941
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,255
Time Warner Cable Inc.
5.85%, 05/01/17	425	466,224
Viacom Inc.
3.50%, 04/01/17	125	130,714
6.13%, 10/05/17	100	111,668
Walt Disney Co. (The)
1.10%, 12/01/17	250	250,338

		1,712,529
METAL FABRICATE & HARDWARE — 0.15%
Precision Castparts Corp.
1.25%, 01/15/18	100	99,657

		99,657
MINING — 0.95%
Freeport-McMoRan Inc.
2.38%, 03/15/18	225	216,159
Goldcorp Inc.
2.13%, 03/15/18	100	100,017
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	150	150,740
Teck Resources Ltd.
2.50%, 02/01/18	175	167,319

		634,235
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
5.75%, 09/15/17[a]	162	176,219

		176,219
OIL & GAS — 4.54%
Anadarko Petroleum Corp.
6.38%, 09/15/17	255	282,999

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Apache Corp.
1.75%, 04/15/17	$150	$150,642
BP Capital Markets PLC
1.38%, 11/06/17	250	249,348
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	216,696
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	300,428
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	100	99,573
Encana Corp.
5.90%, 12/01/17	100	108,095
Marathon Oil Corp.
6.00%, 10/01/17	200	220,660
Murphy Oil Corp.
2.50%, 12/01/17	100	98,379
Nabors Industries Inc.
6.15%, 02/15/18	200	208,470
Phillips 66
2.95%, 05/01/17	225	232,435
Rowan Companies Inc.
5.00%, 09/01/17	94	95,955
Shell International Finance BV
1.13%, 08/21/17	100	100,336
Southwestern Energy Co.
7.50%, 02/01/18	100	110,790
Total Capital Canada Ltd.
1.45%, 01/15/18	250	251,454
Transocean Inc.
6.00%, 03/15/18	250	228,125
Valero Energy Corp.
6.13%, 06/15/17	75	82,220

		3,036,605
OIL & GAS SERVICES — 0.26%
FMC Technologies Inc.
2.00%, 10/01/17	100	99,096
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	75	73,875

		172,971
PHARMACEUTICALS — 4.05%
AbbVie Inc.
1.75%, 11/06/17	700	705,447
Actavis Inc.
1.88%, 10/01/17	250	249,827
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,547
AstraZeneca PLC
5.90%, 09/15/17	150	168,760
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,812
Cardinal Health Inc.
1.70%, 03/15/18	100	100,397
Express Scripts Holding Co.
1.25%, 06/02/17	250	249,418
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	303,685
Johnson & Johnson
5.55%, 08/15/17	200	223,123

Security	Principal (000s)	Value

McKesson Corp.
1.40%, 03/15/18	$75	$74,729
Medco Health Solutions Inc.
7.13%, 03/15/18	75	87,098
Pfizer Inc.
1.10%, 05/15/17[a]	250	251,689
Zoetis Inc.
1.88%, 02/01/18	100	99,583

		2,713,115
PIPELINES — 1.45%
Buckeye Partners LP
6.05%, 01/15/18	50	54,254
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	200	195,694
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	112,153
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	303,708
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	198,447
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	107,780

		972,036
REAL ESTATE INVESTMENT TRUSTS — 2.07%
American Tower Corp.
4.50%, 01/15/18	275	294,069
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	55,139
HCP Inc.
6.70%, 01/30/18	155	176,485
Health Care REIT Inc.
2.25%, 03/15/18	305	308,970
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	111,158
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	80,075
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	153,318
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	206,477

		1,385,691
RETAIL — 3.13%
Costco Wholesale Corp.
1.13%, 12/15/17	100	100,151
CVS Health Corp.
5.75%, 06/01/17	150	165,833
Darden Restaurants Inc.
6.45%, 10/15/17	50	54,994
Dollar General Corp.
4.13%, 07/15/17	100	104,940
Kohl’s Corp.
6.25%, 12/15/17	100	111,888
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,369
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	113,845

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

McDonald’s Corp.
5.35%, 03/01/18	$250	$280,348
Nordstrom Inc.
6.25%, 01/15/18	100	113,095
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,664
Starbucks Corp.
6.25%, 08/15/17	75	84,440
Target Corp.
5.38%, 05/01/17[a]	300	329,468
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	329,353
Walgreen Co.
1.80%, 09/15/17	150	151,572

		2,091,960
SEMICONDUCTORS — 0.68%
Altera Corp.
1.75%, 05/15/17	100	100,895
Intel Corp.
1.35%, 12/15/17	350	351,957

		452,852
SOFTWARE — 0.79%
Autodesk Inc.
1.95%, 12/15/17	100	100,553
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	103,421
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,825
Oracle Corp.
1.20%, 10/15/17	250	250,521

		529,320
TELECOMMUNICATIONS — 4.19%
AT&T Inc.
1.40%, 12/01/17	500	498,596
5.50%, 02/01/18	450	499,962
British Telecommunications PLC
5.95%, 01/15/18	200	224,590
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	100,117
Qwest Corp.
6.50%, 06/01/17	100	109,000
Telefonica Emisiones SAU
6.22%, 07/03/17	125	138,980
Verizon Communications Inc.
1.35%, 06/09/17	750	748,760
5.50%, 02/15/18	75	83,361
Vodafone Group PLC
1.50%, 02/19/18	400	397,998

		2,801,364
TOYS, GAMES & HOBBIES — 0.15%
Mattel Inc.
1.70%, 03/15/18	100	99,039

		99,039

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 0.95%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	$100	$109,962
5.75%, 03/15/18	75	84,639
CSX Corp.
6.25%, 03/15/18	100	114,141
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	76,816
United Parcel Service Inc.
1.13%, 10/01/17	250	250,810

		636,368
WATER — 0.25%
American Water Capital Corp.
6.09%, 10/15/17	150	167,522

		167,522

TOTAL CORPORATE BONDS & NOTES
(Cost: $59,933,862)		60,185,768

INVESTMENT COMPANIES — 7.62%
iShares iBonds Mar 2018 Corporate ex-Financials ETF[b]	51	5,100,000

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,452)		5,100,000

SHORT-TERM INVESTMENTS — 4.04%

MONEY MARKET FUNDS — 4.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	1,492	1,492,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	121	120,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,094	1,093,824

		2,706,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,706,634)		2,706,634

TOTAL INVESTMENTS IN SECURITIES — 101.58%
(Cost: $67,620,948)		67,992,402
Other Assets, Less Liabilities — (1.58)%		(1,056,265)

NET ASSETS — 100.00%		$66,936,137

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

136

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.25%

AEROSPACE & DEFENSE — 3.13%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,442,991
United Technologies Corp.
1.80%, 06/01/17	3,601	3,675,533

		5,118,524
AGRICULTURE — 1.77%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,349	1,514,480
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	214,723
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,026,896
Reynolds American Inc.
6.75%, 06/15/17	129	143,437

		2,899,536
AUTO MANUFACTURERS — 3.35%
American Honda Finance Corp.
1.20%, 07/14/17	500	500,827
1.55%, 12/11/17	1,300	1,312,702
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,844,176
1.38%, 01/10/18	251	252,346
1.75%, 05/22/17	1,550	1,577,474

		5,487,525
BEVERAGES — 7.48%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,593	1,592,124
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,124	2,143,198
Beam Suntory Inc.
1.88%, 05/15/17	409	413,622
Brown-Forman Corp.
1.00%, 01/15/18	574	568,710
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	1,593	1,616,400
5.35%, 11/15/17	904	1,010,510
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,884,748
5.75%, 10/23/17	165	184,274
PepsiCo Inc.
1.25%, 08/13/17[a]	1,837	1,836,934

		12,250,520
BIOTECHNOLOGY—0.56%
Amgen Inc.
2.13%, 05/15/17	904	921,758

		921,758

Security	Principal (000s)	Value

CHEMICALS — 2.07%
Eastman Chemical Co.
2.40%, 06/01/17	$373	$381,085
Ecolab Inc.
1.45%, 12/08/17	409	409,210
Monsanto Co.
1.15%, 06/30/17	450	449,450
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	86	90,400
Praxair Inc.
1.05%, 11/07/17	940	936,899
Rohm & Haas Co.
6.00%, 09/15/17	109	121,262
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	997,342

		3,385,648
COMMERCIAL SERVICES — 0.37%
Catholic Health Initiatives
1.60%, 11/01/17	185	185,240
Western Union Co. (The)
2.88%, 12/10/17	409	420,021

		605,261
COMPUTERS — 4.06%
Apple Inc.
1.05%, 05/05/17[a]	1,000	1,006,680
Computer Sciences Corp.
6.50%, 03/15/18	373	422,107
Hewlett-Packard Co.
2.60%, 09/15/17	861	884,104
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,553,716
5.70%, 09/14/17	2,289	2,563,181
NetApp Inc.
2.00%, 12/15/17	208	209,616

		6,639,404
DIVERSIFIED FINANCIAL SERVICES — 1.12%
Ford Motor Credit Co. LLC
3.00%, 06/12/17	800	824,902
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	409	446,935
5.45%, 02/01/18	495	555,421

		1,827,258
ELECTRIC — 6.75%
Alabama Power Co.
5.50%, 10/15/17	129	143,168
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	497,677
Commonwealth Edison Co.
5.80%, 03/15/18	208	237,514
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	409	409,404
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	143,811

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

Duke Energy Corp.
1.63%, 08/15/17	$1,604	$1,616,919
Exelon Generation Co. LLC
6.20%, 10/01/17[a]	1,000	1,117,324
Georgia Power Co.
Series B
5.70%, 06/01/17	208	229,818
MidAmerican Energy Co.
5.30%, 03/15/18	904	1,011,649
Nisource Finance Corp.
6.40%, 03/15/18	409	466,948
Northern States Power Co./MN
5.25%, 03/01/18	983	1,095,261
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	96,069
PECO Energy Co.
5.35%, 03/01/18	1,227	1,373,181
Pennsylvania Electric Co.
6.05%, 09/01/17	86	95,411
Southern Co. (The)
1.30%, 08/15/17	500	501,354
Union Electric Co.
6.40%, 06/15/17	129	144,377
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,865,965

		11,045,850
ELECTRONICS — 2.18%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,514,214
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,974,595
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,621

		3,575,430
ENGINEERING & CONSTRUCTION — 0.18%
ABB Finance USA Inc.
1.63%, 05/08/17	287	289,390

		289,390
ENVIRONMENTAL CONTROL — 0.28%
Waste Management Inc.
6.10%, 03/15/18	409	464,572

		464,572
FOOD — 2.24%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	452	450,450
Delhaize Group SA
6.50%, 06/15/17	86	96,301
Kellogg Co.
1.75%, 05/17/17	409	413,132
Kraft Foods Group Inc.
2.25%, 06/05/17	373	378,110
Kroger Co. (The)
6.40%, 08/15/17	86	96,455
Mondelez International Inc.
6.13%, 02/01/18	409	460,833

Security	Principal (000s)	Value

6.50%, 08/11/17	$452	$507,833
Sysco Corp.
1.45%, 10/02/17	500	503,912
5.25%, 02/12/18	165	182,907
Unilever Capital Corp.
0.85%, 08/02/17[a]	574	571,857

		3,661,790
HEALTH CARE — PRODUCTS — 0.63%
Covidien International Finance SA
6.00%, 10/15/17	330	369,021
CR Bard Inc.
1.38%, 01/15/18	674	671,786

		1,040,807
HOUSEHOLD PRODUCTS & WARES — 0.51%
Kimberly-Clark Corp.
6.13%, 08/01/17[a]	739	828,347

		828,347
HOUSEWARES — 0.13%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	208	209,305

		209,305
INTERNET — 1.93%
Amazon.com Inc.
1.20%, 11/29/17	495	493,609
Baidu Inc.
2.25%, 11/28/17	900	905,044
eBay Inc.
1.35%, 07/15/17	1,349	1,342,476
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	413,523

		3,154,652
IRON & STEEL — 0.31%
Nucor Corp.
5.75%, 12/01/17	452	502,398

		502,398
LEISURE TIME — 0.17%
Carnival Corp.
1.88%, 12/15/17[a]	287	287,026

		287,026
MACHINERY — 3.66%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	1,471	1,468,386
1.63%, 06/01/17	1,104	1,115,998
Series G
1.25%, 11/06/17[a]	287	287,533
John Deere Capital Corp.
1.20%, 10/10/17	208	208,321
1.30%, 03/12/18	1,471	1,470,147
1.55%, 12/15/17	500	504,896

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

2.80%, 09/18/17	$617	$642,460
Roper Industries Inc.
1.85%, 11/15/17	287	289,328

		5,987,069
MANUFACTURING — 3.84%
3M Co.
1.00%, 06/26/17	1,161	1,163,713
Danaher Corp.
5.63%, 01/15/18	86	96,035
Eaton Corp.
1.50%, 11/02/17	574	575,520
General Electric Co.
5.25%, 12/06/17	3,686	4,113,420
Pentair Finance SA
1.88%, 09/15/17	336	337,057

		6,285,745
MEDIA — 4.26%
CBS Corp.
1.95%, 07/01/17	287	288,341
Comcast Corp.
5.88%, 02/15/18	409	463,017
6.30%, 11/15/17	2,589	2,936,147
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	373	374,404
Time Warner Cable Inc.
5.85%, 05/01/17	287	314,839
Viacom Inc.
3.50%, 04/01/17	287	300,120
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,292,090

		6,968,958
METAL FABRICATE & HARDWARE — 0.75%
Precision Castparts Corp.
1.25%, 01/15/18	1,227	1,222,785

		1,222,785
MINING — 1.82%
Freeport-McMoRan Inc.
2.38%, 03/15/18	653	627,342
Goldcorp Inc.
2.13%, 03/15/18	500	500,086
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	1,715	1,723,455
Teck Resources Ltd.
2.50%, 02/01/18	129	123,338

		2,974,221
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	17,404

		17,404

Security	Principal (000s)	Value

OIL & GAS — 10.55%
Anadarko Petroleum Corp.
6.38%, 09/15/17	$1,270	$1,409,448
Apache Corp.
1.75%, 04/15/17	165	165,706
BP Capital Markets PLC
1.38%, 11/06/17[a]	2,203	2,197,255
1.85%, 05/05/17	537	543,491
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	621,919
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,457,501
1.35%, 11/15/17	500	504,022
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,264,584
Encana Corp.
5.90%, 12/01/17	409	442,110
EOG Resources Inc.
5.88%, 09/15/17	330	366,517
Marathon Oil Corp.
5.90%, 03/15/18[a]	287	318,232
Murphy Oil Corp.
2.50%, 12/01/17	409	402,369
Nabors Industries Inc.
6.15%, 02/15/18	208	216,808
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	530,701
Phillips 66
2.95%, 05/01/17	452	466,935
Shell International Finance BV
1.13%, 08/21/17	1,306	1,310,391
Southwestern Energy Co.
7.50%, 02/01/18	129	142,919
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,645,512
Total Capital International SA
1.55%, 06/28/17[a]	1,471	1,485,935
Transocean Inc.
2.50%, 10/15/17	452	393,240
Valero Energy Corp.
6.13%, 06/15/17	86	94,279
XTO Energy Inc.
6.25%, 08/01/17	250	282,982

		17,262,856
OIL & GAS SERVICES — 0.37%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	445,769
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	165	162,525

		608,294
PHARMACEUTICALS — 8.85%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,076,311
Actavis Inc.
1.88%, 10/01/17	373	372,741
Allergan Inc./United States
1.35%, 03/15/18[a]	287	280,365

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

AstraZeneca PLC
5.90%, 09/15/17	$2,309	$2,597,778
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,023,070
Cardinal Health Inc.
1.70%, 03/15/18	409	410,625
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,440,615
Johnson & Johnson
5.55%, 08/15/17	1,184	1,320,888
McKesson Corp.
1.40%, 03/15/18	409	407,520
Medco Health Solutions Inc.
7.13%, 03/15/18	531	616,654
Merck & Co. Inc.
1.10%, 01/31/18	1,715	1,715,053
Pfizer Inc.
1.10%, 05/15/17[a]	500	503,378
4.65%, 03/01/18	251	277,222
Wyeth LLC
5.45%, 04/01/17	983	1,079,828
Zoetis Inc.
1.88%, 02/01/18	373	371,445

		14,493,493
PIPELINES — 1.22%
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[a]	409	400,194
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	409	458,709
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	998,370
Questar Pipeline Co.
5.83%, 02/01/18	129	143,640

		2,000,913
RETAIL — 8.87%
Costco Wholesale Corp.
1.13%, 12/15/17[a]	1,428	1,430,155
CVS Health Corp.
5.75%, 06/01/17	452	499,711
Dollar General Corp.
4.13%, 07/15/17[a]	409	429,205
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,200,214
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,327,730
5.80%, 10/15/17	983	1,103,802
Nordstrom Inc.
6.25%, 01/15/18	287	324,581
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	409	414,432
Starbucks Corp.
6.25%, 08/15/17	250	281,466
Target Corp.
5.38%, 05/01/17	100	109,823
6.00%, 01/15/18	2,490	2,832,205
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	864,004
5.80%, 02/15/18	2,325	2,649,272

Security	Principal (000s)	Value

Walgreen Co.
1.80%, 09/15/17	$983	$993,302
Yum! Brands Inc.
6.25%, 03/15/18	48	54,036

		14,513,938
SEMICONDUCTORS — 2.71%
Altera Corp.
1.75%, 05/15/17	574	579,135
Intel Corp.
1.35%, 12/15/17	3,839	3,860,466

		4,439,601
SOFTWARE — 2.84%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	296,818
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	99,767
Microsoft Corp.
0.88%, 11/15/17[a]	1,148	1,144,016
Oracle Corp.
1.20%, 10/15/17	3,100	3,106,463

		4,647,064
TELECOMMUNICATIONS — 6.40%
America Movil SAB de CV
5.63%, 11/15/17[a]	775	860,374
AT&T Inc.
1.40%, 12/01/17	1,392	1,388,091
1.70%, 06/01/17	1,062	1,071,691
5.50%, 02/01/18	1,550	1,722,092
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	495,580
Telefonica Emisiones SAU
6.22%, 07/03/17	208	231,262
Verizon Communications Inc.
1.10%, 11/01/17	861	850,572
5.50%, 02/15/18	574	637,989
Vodafone Group PLC
1.25%, 09/26/17[a]	1,636	1,627,448
1.50%, 02/19/18	1,593	1,585,025

		10,470,124
TRANSPORTATION — 1.88%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	251	276,003
5.75%, 03/15/18	904	1,020,185
CSX Corp.
6.25%, 03/15/18	452	515,916
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	213,038
United Parcel Service Inc.
1.13%, 10/01/17[a]	904	906,930
5.50%, 01/15/18	129	145,184

		3,077,256

TOTAL CORPORATE BONDS & NOTES
(Cost: $158,519,985)		159,164,722

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.66%

MONEY MARKET FUNDS — 7.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	8,619	$8,619,341
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	697	697,172
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,225	3,225,237

		12,541,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,541,750)		12,541,750

TOTAL INVESTMENTS IN SECURITIES — 104.91%
(Cost: $171,061,735)		171,706,472
Other Assets, Less Liabilities — (4.91)%		(8,028,722)

NET ASSETS — 100.00%		$163,677,750

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.60%

ADVERTISING — 0.54%
Omnicom Group Inc.
4.45%, 08/15/20	$50	$55,196

		55,196
AEROSPACE & DEFENSE — 2.14%
Raytheon Co.
3.13%, 10/15/20	100	105,301
United Technologies Corp.
4.50%, 04/15/20	100	112,916

		218,217
AGRICULTURE — 1.20%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	120	122,433

		122,433
AUTO MANUFACTURERS — 0.55%
Toyota Motor Credit Corp.
Series B
4.50%, 06/17/20	50	56,525

		56,525
BANKS — 17.07%
Bank of America Corp.
5.63%, 07/01/20	150	173,911
Barclays Bank PLC
5.13%, 01/08/20	200	228,902
Credit Suisse/New York NY
5.40%, 01/14/20	150	170,646
Goldman Sachs Group Inc. (The)
5.38%, 03/15/20	250	284,955
HSBC USA Inc.
5.00%, 09/27/20	100	110,313
JPMorgan Chase & Co.
4.25%, 10/15/20	300	328,365
Morgan Stanley
5.50%, 01/26/20	200	228,639
PNC Funding Corp.
4.38%, 08/11/20[a]	90	100,369
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	100	116,969

		1,743,069
BEVERAGES — 4.92%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	150	173,748
Coca-Cola Co. (The)
3.15%, 11/15/20	150	160,460

Security	Principal (000s)	Value

PepsiCo Inc.
4.50%, 01/15/20	$150	$168,489

		502,697
BIOTECHNOLOGY — 1.36%
Amgen Inc.
3.45%, 10/01/20	80	84,847
Celgene Corp.
3.95%, 10/15/20	50	54,017
		138,864
CHEMICALS — 2.97%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	100	109,906
E.I. du Pont de Nemours & Co.
4.63%, 01/15/20	100	112,160
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	80	81,713

		303,779
COMPUTERS — 2.49%
EMC Corp./MA
2.65%, 06/01/20	100	102,338
Hewlett-Packard Co.
3.75%, 12/01/20	50	53,001
International Business Machines Corp.
1.63%, 05/15/20	100	99,205

		254,544
DIVERSIFIED FINANCIAL SERVICES — 7.66%
Ameriprise Financial Inc.
5.30%, 03/15/20	80	92,231
Charles Schwab Corp. (The)
4.45%, 07/22/20	100	112,188
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	125,781
General Electric Capital Corp.
4.38%, 09/16/20	250	279,980
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (Call 05/15/20)	140	141,652
Nomura Holdings Inc.
6.70%, 03/04/20	25	30,172

		782,004
ELECTRIC — 3.86%
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	106,859
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	150	159,615
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	120	127,717

		394,191

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.99%
Waste Management Inc.
4.75%, 06/30/20	$90	$101,246

		101,246
FOOD — 2.72%
Kraft Foods Group Inc.
5.38%, 02/10/20	100	112,576
Mondelez International Inc.
5.38%, 02/10/20	100	114,600
Safeway Inc.
3.95%, 08/15/20	50	50,500

		277,676
HEALTH CARE — PRODUCTS — 2.77%
Boston Scientific Corp.
6.00%, 01/15/20	100	114,795
Medtronic Inc.
4.45%, 03/15/20	150	167,549

		282,344
HEALTH CARE — SERVICES — 1.50%
Aetna Inc.
3.95%, 09/01/20	90	98,069
Anthem Inc.
4.35%, 08/15/20	50	55,211

		153,280
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	40	40,123

		40,123
INSURANCE — 4.93%
American International Group Inc.
3.38%, 08/15/20	150	158,878
Aon Corp.
5.00%, 09/30/20	50	56,836
CNA Financial Corp.
5.88%, 08/15/20	50	58,024
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	115,320
Prudential Financial Inc.
5.38%, 06/21/20	100	114,664

		503,722
INTERNET — 0.81%
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)	80	82,699

		82,699

Security	Principal (000s)	Value

IRON & STEEL — 0.97%
Vale Overseas Ltd.
4.63%, 09/15/20	$100	$99,468

		99,468
MACHINERY — 0.49%
John Deere Capital Corp.
1.70%, 01/15/20	50	49,616

		49,616
MANUFACTURING — 0.50%
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	50,706

		50,706
MEDIA — 5.00%
Discovery Communications LLC
5.05%, 06/01/20	100	111,950
NBCUniversal Media LLC
5.15%, 04/30/20	150	172,831
Time Warner Cable Inc.
5.00%, 02/01/20	100	112,770
Time Warner Inc.
4.88%, 03/15/20	100	112,719

		510,270
MINING — 0.90%
Freeport-McMoRan Inc.
3.10%, 03/15/20	100	91,576

		91,576
OIL & GAS — 5.42%
BP Capital Markets PLC
4.50%, 10/01/20	150	166,736
ConocoPhillips
6.00%, 01/15/20	100	118,610
Pride International Inc.
6.88%, 08/15/20	50	56,724
Total Capital SA
4.45%, 06/24/20	100	112,676
Transocean Inc.
6.50%, 11/15/20	50	41,625
Valero Energy Corp.
6.13%, 02/01/20	50	57,498

		553,869
OIL & GAS SERVICES — 0.43%
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	50	43,875

		43,875
PHARMACEUTICALS — 2.69%
Abbott Laboratories
4.13%, 05/27/20	100	110,767

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Allergan Inc./United States
3.38%, 09/15/20	$50	$51,007
Novartis Capital Corp.
4.40%, 04/24/20	100	112,745

		274,519
PIPELINES — 4.36%
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	50	52,551
Enterprise Products Operating LLC
5.20%, 09/01/20	100	113,524
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	100	116,946
TransCanada PipeLines Ltd.
3.80%, 10/01/20	50	52,782
Williams Partners LP
5.25%, 03/15/20	100	109,201

		445,004
REAL ESTATE INVESTMENT TRUSTS — 4.22%
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	100	106,068
Digital Realty Trust LP
5.88%, 02/01/20	50	56,920
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	101,038
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	100	116,548
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	50	50,615

		431,189
RETAIL — 3.75%
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	112,482
McDonald’s Corp.
3.50%, 07/15/20	50	54,038
Target Corp.
3.88%, 07/15/20	50	54,869
Wal-Mart Stores Inc.
3.25%, 10/25/20	150	161,515

		382,904
SOFTWARE — 2.40%
Adobe Systems Inc.
4.75%, 02/01/20	25	28,087
Microsoft Corp.
3.00%, 10/01/20	100	107,089
Oracle Corp.
3.88%, 07/15/20	100	110,173

		245,349
TELECOMMUNICATIONS — 6.55%
America Movil SAB de CV
5.00%, 03/30/20	100	112,538
Cisco Systems Inc.
4.45%, 01/15/20	150	168,741

Security	Principal or Shares (000s)	Value

Telefonica Emisiones SAU
5.13%, 04/27/20	$50	$56,604
Verizon Communications Inc.
4.50%, 09/15/20	300	330,570

		668,453
TRANSPORTATION — 1.05%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	107,711

		107,711

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,844,924)		9,967,118

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	138	137,905

		137,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,905)		137,905

TOTAL INVESTMENTS IN SECURITIES — 98.95%
(Cost: $9,982,829)		10,105,023
Other Assets, Less Liabilities — 1.05%		106,755

NET ASSETS — 100.00%		$10,211,778

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

144

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 90.10%

AEROSPACE & DEFENSE — 1.05%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$170,014
L-3 Communications Corp.
5.20%, 10/15/19	145	161,707
Lockheed Martin Corp.
4.25%, 11/15/19	50	55,346

		387,067
AGRICULTURE — 1.21%
Altria Group Inc.
9.25%, 08/06/19	125	162,777
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	86,853
Lorillard Tobacco Co.
8.13%, 06/23/19	70	85,852
Philip Morris International Inc.
4.50%, 03/26/20	100	112,530

		448,012
AUTO MANUFACTURERS — 0.55%
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	204,480

		204,480
BANKS — 27.91%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	200	203,748
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	100	102,292
Bank of America Corp.
2.65%, 04/01/19[a]	475	485,498
7.63%, 06/01/19	200	244,575
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	254,409
2.30%, 09/11/19 (Call 08/11/19)[a]	65	66,256
Bank of Nova Scotia (The)
2.05%, 06/05/19	150	151,478
Barclays Bank PLC
5.13%, 01/08/20[a]	350	400,578
Barclays PLC
2.75%, 11/08/19	200	204,651
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	150	152,535
6.85%, 04/30/19	200	240,178
BPCE SA
2.50%, 07/15/19	250	255,378
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	300	303,754
Citigroup Inc.
2.50%, 07/29/19	300	304,309
2.55%, 04/08/19	350	356,233
8.50%, 05/22/19	200	251,860

Security	Principal (000s)	Value

Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	$100	$100,897
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	255,346
Credit Suisse/New York NY
5.30%, 08/13/19	200	227,509
5.40%, 01/14/20	260	295,787
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	204,715
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	100	101,200
5.38%, 03/15/20	400	455,928
HSBC USA Inc.
2.25%, 06/23/19	300	304,621
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	150	150,813
4.95%, 03/25/20	500	565,731
Lloyds Bank PLC
2.35%, 09/05/19[a]	200	203,914
Morgan Stanley
2.38%, 07/23/19	100	100,432
5.63%, 09/23/19	600	685,027
7.30%, 05/13/19	300	360,392
PNC Funding Corp.
5.13%, 02/08/20[b]	300	343,742
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	200	236,163
Svenska Handelsbanken AB
2.25%, 06/17/19	250	255,106
Toronto-Dominion Bank (The)
2.25%, 11/05/19	300	306,089
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	200	204,127
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	250	254,142
UBS AG/Stamford CT
2.38%, 08/14/19	250	254,558
Wells Fargo & Co.
2.13%, 04/22/19[a]	250	253,258
Westpac Banking Corp.
4.88%, 11/19/19	200	226,550

		10,323,779
BEVERAGES — 1.36%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	250	289,579
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	99,378
PepsiCo Inc.
4.50%, 01/15/20	100	112,326

		501,283
BIOTECHNOLOGY — 1.24%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	250	253,203
Celgene Corp.
2.25%, 05/15/19	100	101,092
Gilead Sciences Inc.
2.35%, 02/01/20	100	102,697

		456,992

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CHEMICALS — 3.04%
Dow Chemical Co. (The)
8.55%, 05/15/19	$230	$289,096
E.I. du Pont de Nemours & Co.
4.63%, 01/15/20	100	112,160
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	102,141
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	220,043
Monsanto Co.
2.13%, 07/15/19	75	75,933
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	113,338
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	100,967
Praxair Inc.
4.50%, 08/15/19	100	112,028

		1,125,706
COMMERCIAL SERVICES — 0.28%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	102,509

		102,509
COMPUTERS — 1.12%
Apple Inc.
2.10%, 05/06/19	250	257,395
International Business Machines Corp.
8.38%, 11/01/19	100	130,423
Lexmark International Inc.
5.13%, 03/15/20	25	26,849

		414,667
COSMETICS & PERSONAL CARE — 0.28%
Procter & Gamble Co. (The)
1.90%, 11/01/19	100	102,137

		102,137
DIVERSIFIED FINANCIAL SERVICES — 5.52%
American Express Credit Corp.
2.25%, 08/15/19	300	304,768
Ameriprise Financial Inc.
5.30%, 03/15/20	150	172,932
BP Capital Markets PLC
2.52%, 01/15/20	100	101,957
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	202,633
8.13%, 01/15/20	100	125,781
General Electric Capital Corp.
5.50%, 01/08/20	200	234,459
6.00%, 08/07/19	325	384,222
Jefferies Group LLC
8.50%, 07/15/19	100	120,309
Legg Mason Inc.
2.70%, 07/15/19	100	102,098
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	50	56,116

Security	Principal (000s)	Value

Nomura Holdings Inc.
6.70%, 03/04/20	$100	$120,688
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	116,139

		2,042,102
ELECTRIC — 3.43%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	101,738
CMS Energy Corp.
8.75%, 06/15/19	125	158,212
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	100	101,967
5.20%, 08/15/19	100	113,200
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	102,201
Exelon Generation Co. LLC
5.20%, 10/01/19	100	112,181
Kansas City Power & Light Co.
7.15%, 04/01/19	100	121,009
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,450
2.70%, 09/15/19 (Call 08/15/19)	100	103,097
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	101,290
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	100,192
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	125	127,030

		1,267,567
ELECTRICAL COMPONENTS & EQUIPMENT — 0.46%
Emerson Electric Co.
4.88%, 10/15/19	150	170,987

		170,987
ENTERTAINMENT — 0.21%
International Game Technology
7.50%, 06/15/19	75	78,435

		78,435
ENVIRONMENTAL CONTROL — 0.53%
Republic Services Inc.
5.00%, 03/01/20	175	197,247

		197,247
FOOD — 2.21%
Kellogg Co.
4.15%, 11/15/19	100	108,421
Kraft Foods Group Inc.
5.38%, 02/10/20	100	112,576
Kroger Co. (The)
6.15%, 01/15/20	100	117,508
Mondelez International Inc.
5.38%, 02/10/20	150	171,901
Safeway Inc.
5.00%, 08/15/19	50	51,500

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	$100	$102,175
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	150	153,989

		818,070
FOREST PRODUCTS & PAPER — 0.34%
International Paper Co.
9.38%, 05/15/19	100	127,401

		127,401
HAND & MACHINE TOOLS — 0.28%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	101,838

		101,838
HEALTH CARE — PRODUCTS — 2.59%
Becton, Dickinson and Co.
2.68%, 12/15/19	200	205,457
Boston Scientific Corp.
6.00%, 01/15/20	100	114,794
CareFusion Corp.
6.38%, 08/01/19	100	117,172
Life Technologies Corp.
6.00%, 03/01/20	100	116,437
Medtronic Inc.
2.50%, 03/15/20[c]	395	405,680

		959,540
HEALTH CARE — SERVICES — 0.96%
Anthem Inc.
2.25%, 08/15/19	100	100,850
Humana Inc.
2.63%, 10/01/19	100	101,949
Quest Diagnostics Inc.
2.70%, 04/01/19	100	101,647
UnitedHealth Group Inc.
2.30%, 12/15/19	50	51,271

		355,717
HOLDING COMPANIES — DIVERSIFIED — 0.27%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	50	50,154
FS Investment Corp.
4.00%, 07/15/19	50	50,482

		100,636
HOUSEWARES — 0.21%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	76,478

		76,478
INSURANCE — 3.71%
Aflac Inc.
8.50%, 05/15/19[a]	200	252,856

Security	Principal (000s)	Value

Allstate Corp. (The)
7.45%, 05/16/19	$100	$122,151
American Financial Group Inc./OH
9.88%, 06/15/19	100	129,960
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	100	101,533
Berkshire Hathaway Inc.
2.10%, 08/14/19	100	102,254
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	144,150
Lincoln National Corp.
8.75%, 07/01/19	125	158,775
Protective Life Corp.
7.38%, 10/15/19	100	122,092
Prudential Financial Inc.
7.38%, 06/15/19	100	121,676
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	117,561

		1,373,008
INTERNET — 1.64%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	200	200,526
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	100	102,790
Baidu Inc.
2.75%, 06/09/19	200	201,960
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	100	100,072

		605,348
IRON & STEEL — 0.34%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	120	126,425

		126,425
MACHINERY — 1.06%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	150	152,615
John Deere Capital Corp.
1.70%, 01/15/20	50	49,616
2.30%, 09/16/19	100	102,689
Roper Industries Inc.
6.25%, 09/01/19	75	87,876

		392,796
MANUFACTURING — 0.27%
3M Co.
1.63%, 06/15/19	100	100,726

		100,726
MEDIA — 3.45%
Comcast Corp.
5.15%, 03/01/20	100	115,398
5.70%, 07/01/19	50	58,398
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	200	226,495

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Time Warner Cable Inc.
5.00%, 02/01/20[a]	$350	$394,695
Time Warner Inc.
2.10%, 06/01/19	100	100,276
4.88%, 03/15/20	100	112,718
Viacom Inc.
5.63%, 09/15/19	100	114,343
Walt Disney Co. (The)
1.85%, 05/30/19	150	152,300

		1,274,623
MINING — 1.60%
Barrick Gold Corp.
6.95%, 04/01/19	125	144,287
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	100	118,858
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	100	91,576
Newmont Mining Corp.
5.13%, 10/01/19[a]	100	108,809
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	100	128,224

		591,754
OFFICE & BUSINESS EQUIPMENT — 0.46%
Xerox Corp.
5.63%, 12/15/19	150	170,392

		170,392
OIL & GAS — 4.51%
BP Capital Markets PLC
2.24%, 05/10/19	150	151,861
Cenovus Energy Inc.
5.70%, 10/15/19	150	164,310
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	75	77,067
ConocoPhillips
6.00%, 01/15/20	100	118,610
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	75	82,493
EOG Resources Inc.
5.63%, 06/01/19	100	114,825
EQT Corp.
8.13%, 06/01/19	50	60,602
Husky Energy Inc.
7.25%, 12/15/19	75	87,923
Pride International Inc.
8.50%, 06/15/19	75	88,466
Rowan Companies Inc.
7.88%, 08/01/19	50	55,680
Shell International Finance BV
4.30%, 09/22/19	100	111,542
4.38%, 03/25/20	150	168,654
Talisman Energy Inc.
7.75%, 06/01/19	100	116,363
Total Capital International SA
2.10%, 06/19/19	150	152,759
Valero Energy Corp.
6.13%, 02/01/20	100	114,996

		1,666,151

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.45%
Halliburton Co.
6.15%, 09/15/19	$100	$117,831
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	50	49,759

		167,590
PACKAGING & CONTAINERS — 0.28%
Rock-Tenn Co.
3.50%, 03/01/20	100	103,280

		103,280
PHARMACEUTICALS — 2.24%
Abbott Laboratories
5.13%, 04/01/19	100	112,931
Actavis Funding SCS
2.45%, 06/15/19	100	99,863
Actavis Inc.
6.13%, 08/15/19	25	28,596
AstraZeneca PLC
1.95%, 09/18/19	100	101,857
Express Scripts Holding Co.
2.25%, 06/15/19	200	201,722
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	25	28,605
Pfizer Inc.
2.10%, 05/15/19[a]	150	153,579
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	100	100,808

		827,961
PIPELINES — 2.44%
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	49,837
Enterprise Products Operating LLC
5.25%, 01/31/20	125	141,161
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	58,473
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	200	201,559
Magellan Midstream Partners LP
6.55%, 07/15/19	100	117,284
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	100	114,391
Spectra Energy Capital LLC
5.65%, 03/01/20	50	56,120
Williams Partners LP
5.25%, 03/15/20	150	163,802

		902,627
REAL ESTATE INVESTMENT TRUSTS — 2.96%
Boston Properties LP
5.88%, 10/15/19	150	175,585
Digital Realty Trust LP
5.88%, 02/01/20[a]	75	85,380
Duke Realty LP
8.25%, 08/15/19	100	124,707

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$150	$151,557
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	233,097
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	125	134,045
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,808
Weyerhaeuser Co.
7.38%, 10/01/19	75	90,518

		1,095,697
RETAIL — 2.00%
AutoNation Inc.
5.50%, 02/01/20	100	110,876
Costco Wholesale Corp.
1.70%, 12/15/19	150	150,468
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	101,989
McDonald’s Corp.
1.88%, 05/29/19	100	101,007
TJX Companies Inc. (The)
6.95%, 04/15/19	100	120,842
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	150	153,591

		738,773
SEMICONDUCTORS — 0.21%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)[a]	75	77,595

		77,595
SOFTWARE — 1.35%
CA Inc.
5.38%, 12/01/19	100	112,123
Oracle Corp.
2.25%, 10/08/19[a]	100	102,635
5.00%, 07/08/19	250	285,532

		500,290
TELECOMMUNICATIONS — 4.79%
America Movil SAB de CV
5.00%, 10/16/19[a]	100	112,441
5.00%, 03/30/20	200	225,077
Cisco Systems Inc.
4.45%, 01/15/20	200	224,988
Orange SA
5.38%, 07/08/19	200	228,397
Telefonica Emisiones SAU
5.88%, 07/15/19	200	232,589
Verizon Communications Inc.
2.63%, 02/21/20[c]	400	404,392
6.35%, 04/01/19	100	116,724
Vodafone Group PLC
5.45%, 06/10/19	200	228,361

		1,772,969

Security	Principal or Shares (000s)	Value

TOYS, GAMES & HOBBIES — 0.14%
Mattel Inc.
2.35%, 05/06/19	$50	$49,832

		49,832
TRANSPORTATION — 1.01%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	50	56,026
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,925
2.55%, 06/01/19 (Call 05/01/19)	100	101,685
United Parcel Service Inc.
5.13%, 04/01/19	100	114,226

		372,862
TRUCKING & LEASING — 0.14%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	50	50,278

		50,278

TOTAL CORPORATE BONDS & NOTES
(Cost: $32,612,637)		33,323,627
INVESTMENT COMPANIES — 8.66%
iShares iBonds Mar 2020 Corporate ex-Financials ETF[b]	32	3,202,810

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,202,810

SHORT-TERM INVESTMENTS — 9.35%

MONEY MARKET FUNDS — 9.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	2,972	2,971,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	240	240,362

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

January 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	247	$247,207

		3,459,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,459,237)		3,459,237

TOTAL INVESTMENTS IN SECURITIES — 108.11%
(Cost: $39,118,959)		39,985,674
Other Assets, Less Liabilities — (8.11)%		(2,999,686)

NET ASSETS — 100.00%		$36,985,988

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 99.05%

AEROSPACE & DEFENSE — 3.42%
Boeing Capital Corp.
4.70%, 10/27/19	$225	$255,022
Boeing Co. (The)
4.88%, 02/15/20	705	807,041
L-3 Communications Corp.
5.20%, 10/15/19	115	128,250
Lockheed Martin Corp.
4.25%, 11/15/19	225	249,057
Northrop Grumman Corp.
5.05%, 08/01/19	100	112,683
Raytheon Co.
4.40%, 02/15/20	290	323,453

		1,875,506
AGRICULTURE — 2.29%
Altria Group Inc.
9.25%, 08/06/19	115	149,754
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	165	204,726
Lorillard Tobacco Co.
8.13%, 06/23/19[a]	115	141,043
Philip Morris International Inc.
4.50%, 03/26/20	675	759,580

		1,255,103
AUTO MANUFACTURERS — 1.68%
American Honda Finance Corp.
2.25%, 08/15/19	400	408,990
Toyota Motor Credit Corp.
2.13%, 07/18/19	500	511,200

		920,190
BEVERAGES — 4.33%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	975	1,129,358
6.88%, 11/15/19	130	159,113
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	325	360,380
PepsiCo Inc.
4.50%, 01/15/20	645	724,504

		2,373,355
BIOTECHNOLOGY — 0.47%
Gilead Sciences Inc.
2.35%, 02/01/20	250	256,742

		256,742
CHEMICALS — 5.29%
Air Products & Chemicals Inc.
4.38%, 08/21/19	225	249,367

Security	Principal (000s)	Value

Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	$115	$114,415
Dow Chemical Co. (The)
8.55%, 05/15/19	200	251,388
E.I. du Pont de Nemours & Co.
4.63%, 01/15/20	615	689,782
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	330,065
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	485	549,689
6.50%, 05/15/19	235	279,496
Praxair Inc.
4.50%, 08/15/19	390	436,907

		2,901,109
COMMERCIAL SERVICES — 1.59%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	260	294,282
MasterCard Inc.
2.00%, 04/01/19	500	512,447
Western Union Co. (The)
3.35%, 05/22/19	65	67,019

		873,748
COMPUTERS — 4.30%
Apple Inc.
2.10%, 05/06/19	1,250	1,286,978
International Business Machines Corp.
1.88%, 05/15/19	500	507,695
8.38%, 11/01/19	325	423,874
Lexmark International Inc.
5.13%, 03/15/20	130	139,615

		2,358,162
DIVERSIFIED FINANCIAL SERVICES — 1.16%
BP Capital Markets PLC
2.52%, 01/15/20[a]	500	509,786
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	125,781

		635,567
ELECTRIC — 7.18%
Appalachian Power Co.
7.95%, 01/15/20	130	164,123
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19[a]	450	538,561
Consumers Energy Co.
6.70%, 09/15/19	450	544,406
Duke Energy Ohio Inc.
5.45%, 04/01/19	515	585,612
Exelon Generation Co. LLC
5.20%, 10/01/19	165	185,098
Georgia Power Co.
4.25%, 12/01/19	325	360,851
Kansas City Power & Light Co.
7.15%, 04/01/19	225	272,270
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	305,404
Public Service Co. of Colorado
5.13%, 06/01/19	325	370,823

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	$100	$101,270
Virginia Electric and Power Co.
5.00%, 06/30/19	450	509,136

		3,937,554
ELECTRICAL COMPONENTS & EQUIPMENT — 1.01%
Emerson Electric Co.
4.88%, 10/15/19	485	552,858

		552,858
ENTERTAINMENT — 0.19%
International Game Technology
7.50%, 06/15/19[a]	100	104,580

		104,580
ENVIRONMENTAL CONTROL — 0.47%
Republic Services Inc.
5.50%, 09/15/19	225	257,959

		257,959
FOOD — 1.91%
Kellogg Co.
4.15%, 11/15/19	65	70,474
Kraft Foods Group Inc.
5.38%, 02/10/20	195	219,523
Kroger Co. (The)
6.15%, 01/15/20	130	152,761
Mondelez International Inc.
5.38%, 02/10/20	260	297,961
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	250	255,438
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	51,329

		1,047,486
HAND & MACHINE TOOLS — 0.21%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	115	117,113

		117,113
HEALTH CARE — PRODUCTS — 5.70%
Baxter International Inc.
4.50%, 08/15/19	645	715,134
Becton, Dickinson and Co.
5.00%, 05/15/19	290	325,161
Boston Scientific Corp.
6.00%, 01/15/20	115	132,013
CareFusion Corp.
6.38%, 08/01/19	65	76,162
Life Technologies Corp.
6.00%, 03/01/20	225	261,983
Medtronic Inc.
2.50%, 03/15/20[b]	145	148,920
4.45%, 03/15/20	925	1,033,221
Stryker Corp.
4.38%, 01/15/20	390	432,849

		3,125,443

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.46%
Quest Diagnostics Inc.
2.70%, 04/01/19	$250	$254,118

		254,118
INTERNET — 2.85%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	400	401,054
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	100	102,790
Baidu Inc.
2.75%, 06/09/19	500	504,899
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	550	550,397

		1,559,140
IRON & STEEL — 0.22%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	115	121,158

		121,158
MACHINERY — 2.73%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	350	356,103
John Deere Capital Corp.
1.70%, 01/15/20	450	446,543
2.25%, 04/17/19	675	692,432

		1,495,078
MANUFACTURING — 1.30%
3M Co.
1.63%, 06/15/19	250	251,815
Illinois Tool Works Inc.
6.25%, 04/01/19	390	461,026

		712,841
MEDIA — 5.32%
Comcast Corp.
5.15%, 03/01/20	790	911,644
5.70%, 07/01/19	250	291,990
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	325	377,953
Thomson Reuters Corp.
4.70%, 10/15/19	130	143,634
Time Warner Cable Inc.
5.00%, 02/01/20	225	253,733
Time Warner Inc.
2.10%, 06/01/19	250	250,689
4.88%, 03/15/20	215	242,345
Viacom Inc.
5.63%, 09/15/19	165	188,666
Walt Disney Co. (The)
1.85%, 05/30/19	250	253,833

		2,914,487

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

MINING — 4.75%
Barrick Gold Corp.
6.95%, 04/01/19[a]	$130	$150,059
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	1,025	1,218,295
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	230	210,624
Newmont Mining Corp.
5.13%, 10/01/19[a]	115	125,130
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	700	897,569

		2,601,677
OFFICE & BUSINESS EQUIPMENT — 0.27%
Xerox Corp.
5.63%, 12/15/19	130	147,673

		147,673
OIL & GAS — 10.22%
Anadarko Petroleum Corp.
6.95%, 06/15/19	165	194,230
BP Capital Markets PLC
2.24%, 05/10/19	500	506,203
Cenovus Energy Inc.
5.70%, 10/15/19	165	180,741
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	250	256,889
ConocoPhillips
6.00%, 01/15/20	780	925,160
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	325	357,468
Encana Corp.
6.50%, 05/15/19	165	184,314
EOG Resources Inc.
5.63%, 06/01/19	645	740,619
Husky Energy Inc.
7.25%, 12/15/19	115	134,816
Pride International Inc.
8.50%, 06/15/19	100	117,954
Shell International Finance BV
4.30%, 09/22/19	565	630,210
4.38%, 03/25/20	390	438,502
Talisman Energy Inc.
7.75%, 06/01/19	165	191,998
Total Capital International SA
2.10%, 06/19/19	600	611,037
Valero Energy Corp.
6.13%, 02/01/20	115	132,245

		5,602,386
OIL & GAS SERVICES — 1.45%
Halliburton Co.
6.15%, 09/15/19	675	795,359

		795,359
PACKAGING & CONTAINERS — 0.11%
Bemis Co. Inc.
6.80%, 08/01/19	50	59,301

		59,301

Security	Principal (000s)	Value

PHARMACEUTICALS — 6.18%
Abbott Laboratories
5.13%, 04/01/19	$565	$638,061
Actavis Funding SCS
2.45%, 06/15/19	25	24,966
AstraZeneca PLC
1.95%, 09/18/19[a]	740	753,740
Express Scripts Holding Co.
2.25%, 06/15/19	50	50,430
7.25%, 06/15/19	65	78,873
Mead Johnson Nutrition Co.
4.90%, 11/01/19	65	72,707
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	920	1,052,655
Pfizer Inc.
2.10%, 05/15/19	500	511,931
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	200	201,616

		3,384,979
PIPELINES — 2.68%
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	250	238,253
Enbridge Energy Partners LP
5.20%, 03/15/20	115	127,312
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	249,184
Kinder Morgan Energy Partners LP
6.85%, 02/15/20[a]	180	210,503
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	65	74,354
8.75%, 05/01/19	115	143,892
Spectra Energy Capital LLC
8.00%, 10/01/19	130	159,482
Williams Partners LP
5.25%, 03/15/20	245	267,543

		1,470,523
REAL ESTATE INVESTMENT TRUSTS — 0.80%
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	300	315,000
Weyerhaeuser Co.
7.38%, 10/01/19	100	120,691

		435,691
RETAIL — 5.51%
AutoNation Inc.
5.50%, 02/01/20	100	110,876
Costco Wholesale Corp.
1.70%, 12/15/19	975	978,044
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	101,989
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	500	511,333
McDonald’s Corp.
1.88%, 05/29/19	450	454,530
Target Corp.
2.30%, 06/26/19	500	515,402
TJX Companies Inc. (The)
6.95%, 04/15/19	225	271,896

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

Yum! Brands Inc.
5.30%, 09/15/19	$65	$72,797

		3,016,867
SEMICONDUCTORS — 1.20%
Texas Instruments Inc.
1.65%, 08/03/19	660	659,916

		659,916
SOFTWARE — 3.75%
Adobe Systems Inc.
4.75%, 02/01/20	65	73,027
Microsoft Corp.
4.20%, 06/01/19	615	687,616
Oracle Corp.
5.00%, 07/08/19	1,135	1,296,315

		2,056,958
TELECOMMUNICATIONS — 5.87%
America Movil SAB de CV
5.00%, 03/30/20	885	995,965
Cisco Systems Inc.
4.45%, 01/15/20	1,125	1,265,560
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	193,012
Orange SA
5.38%, 07/08/19	130	148,458
Telefonica Emisiones SAU
5.88%, 07/15/19	115	133,738
Verizon Communications Inc.
6.35%, 04/01/19	130	151,741
Vodafone Group PLC
5.45%, 06/10/19	290	331,123

		3,219,597
TOYS, GAMES & HOBBIES — 0.14%
Mattel Inc.
2.35%, 05/06/19	75	74,748
		74,748
TRANSPORTATION — 2.04%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	65	72,833
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	40	40,370
2.55%, 06/01/19 (Call 05/01/19)	115	116,938
United Parcel Service Inc.
5.13%, 04/01/19	775	885,250

		1,115,391

TOTAL CORPORATE BONDS & NOTES (Cost: $53,720,208)		54,290,363

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	2,786	$2,785,647
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	225	225,316
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	232	232,151

		3,243,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,243,114)		3,243,114

TOTAL INVESTMENTS IN SECURITIES — 104.97%
(Cost: $56,963,322)		57,533,477
Other Assets, Less Liabilities — (4.97)%		(2,723,250)

NET ASSETS — 100.00%		$54,810,227

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

154

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.57%

ADVERTISING — 0.57%
Omnicom Group Inc.
3.63%, 05/01/22	$175	$184,306

		184,306
AEROSPACE & DEFENSE — 1.51%
Embraer SA
5.15%, 06/15/22	50	52,313
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	99,299
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	100,562
United Technologies Corp.
3.10%, 06/01/22	225	236,476

		488,650
AGRICULTURE — 1.24%
Altria Group Inc.
2.85%, 08/09/22	250	250,693
Philip Morris International Inc.
2.63%, 03/06/23	100	100,334
Reynolds American Inc.
3.25%, 11/01/22	50	50,276

		401,303
AUTO MANUFACTURERS — 0.32%
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	102,428

		102,428
AUTO PARTS & EQUIPMENT — 0.33%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	100	106,750

		106,750
BANKS — 11.97%
Bank of America Corp.
3.30%, 01/11/23	525	537,219
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	100	100,634
BNP Paribas SA
3.25%, 03/03/23	100	104,499
Citigroup Inc.
3.38%, 03/01/23	250	257,973
4.05%, 07/30/22	100	105,361
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22	250	263,352
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	275	287,133
JPMorgan Chase & Co.
3.20%, 01/25/23	550	562,518

Security	Principal (000s)	Value

3.25%, 09/23/22	$150	$154,313
Morgan Stanley
3.75%, 02/25/23	250	263,547
4.88%, 11/01/22	275	299,508
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	105,464
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	101,432
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	259,275
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	200	204,550
Wells Fargo & Co.
Series M
3.45%, 02/13/23	250	257,998

		3,864,776
BEVERAGES — 2.45%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	254	253,929
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	150	149,808
Diageo Investment Corp.
2.88%, 05/11/22	150	154,033
Molson Coors Brewing Co.
3.50%, 05/01/22[c]	100	104,036
PepsiCo Inc.
2.75%, 03/01/23	125	127,468

		789,274
BIOTECHNOLOGY — 0.81%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	106,033
Celgene Corp.
3.25%, 08/15/22	150	154,776

		260,809
BUILDING MATERIALS — 0.23%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	73,116

		73,116
CHEMICALS — 1.89%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	180	181,468
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	100	101,015
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	170	178,013
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	150	148,056

		608,552
COMMERCIAL SERVICES — 0.57%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[c]	75	83,115

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$100	$102,176

		185,291
COMPUTERS — 0.87%
Computer Sciences Corp.
4.45%, 09/15/22	100	103,734
Hewlett-Packard Co.
4.05%, 09/15/22[c]	75	78,871
International Business Machines Corp.
1.88%, 08/01/22	100	96,558

		279,163
COSMETICS & PERSONAL CARE — 0.38%
Colgate-Palmolive Co.
1.95%, 02/01/23	125	122,010

		122,010
DIVERSIFIED FINANCIAL SERVICES — 5.08%
American Express Co.
2.65%, 12/02/22	200	201,710
Capital One Bank USA N.A.
3.38%, 02/15/23	250	253,986
CME Group Inc./IL
3.00%, 09/15/22	150	156,992
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	218,387
General Electric Capital Corp.
3.10%, 01/09/23	350	365,578
3.15%, 09/07/22	250	261,908
Invesco Finance PLC
3.13%, 11/30/22	100	102,419
Jefferies Group LLC
5.13%, 01/20/23	75	77,204

		1,638,184
ELECTRIC — 4.67%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	102,490
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	128,796
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)[c]	100	100,008
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	205,954
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	100	106,583
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	103,181
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	200	220,808
7.00%, 09/01/22	50	64,737
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	150	156,515
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	125	125,614
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	118,115

Security	Principal (000s)	Value

TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	$75	$75,817

		1,508,618
ELECTRONICS — 1.00%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	100,468
Jabil Circuit Inc.
4.70%, 09/15/22[c]	50	50,065
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	170	173,168

		323,701
ENGINEERING & CONSTRUCTION — 0.32%
ABB Finance USA Inc.
2.88%, 05/08/22	100	103,428

		103,428
ENVIRONMENTAL CONTROL — 0.54%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	70	73,680
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	101,672

		175,352
FOOD — 2.03%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[c]	173	174,437
Kraft Foods Group Inc.
3.50%, 06/06/22	300	314,282
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	150	167,092

		655,811
HAND & MACHINE TOOLS — 0.32%
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	101,888

		101,888
HEALTH CARE — PRODUCTS — 0.30%
Baxter International Inc.
2.40%, 08/15/22	100	96,974

		96,974
HEALTH CARE — SERVICES — 2.54%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	200	202,332
Anthem Inc.
3.30%, 01/15/23	250	256,541
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	100	100,815
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	105,035

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

UnitedHealth Group Inc.
2.88%, 03/15/23	$150	$154,904

		819,627
HOME BUILDERS — 0.16%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	50	52,349

		52,349
HOME FURNISHINGS — 0.25%
Whirlpool Corp.
3.70%, 03/01/23	75	79,135

		79,135
HOUSEHOLD PRODUCTS & WARES — 0.31%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	100	101,463

		101,463
HOUSEWARES — 0.33%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	107,174

		107,174
INSURANCE — 3.01%
American International Group Inc.
4.88%, 06/01/22	200	228,346
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	104,474
Berkshire Hathaway Inc.
3.00%, 02/11/23[c]	50	52,257
Fidelity National Financial Inc.
5.50%, 09/01/22	50	55,211
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	125	144,733
MetLife Inc.
3.05%, 12/15/22	125	129,061
Primerica Inc.
4.75%, 07/15/22	75	84,088
Voya Financial Inc.
5.50%, 07/15/22	150	174,353

		972,523
INTERNET — 0.89%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	170	166,683
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	125	120,634

		287,317
IRON & STEEL — 0.34%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	108,225

		108,225

Security	Principal (000s)	Value

MACHINERY — 1.10%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	$100	$101,316
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	150	151,960
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	102,427

		355,703
MANUFACTURING — 2.21%
3M Co.
2.00%, 06/26/22	100	99,870
Eaton Corp.
2.75%, 11/02/22	200	203,375
General Electric Co.
2.70%, 10/09/22	300	308,647
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	100,796

		712,688
MEDIA — 4.09%
21st Century Fox America Inc.
3.00%, 09/15/22	150	153,508
Comcast Corp.
3.13%, 07/15/22	400	420,279
Discovery Communications LLC
3.30%, 05/15/22	75	76,319
NBCUniversal Media LLC
2.88%, 01/15/23	150	154,047
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	101,238
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	136,934
Time Warner Inc.
3.40%, 06/15/22[c]	170	176,647
Walt Disney Co. (The)
2.35%, 12/01/22	100	101,153

		1,320,125
METAL FABRICATE & HARDWARE — 0.16%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	50	49,935

		49,935
MINING — 2.34%
Barrick Gold Corp.
3.85%, 04/01/22	175	173,815
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	275	245,548
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	145	146,694
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[c]	100	98,634
Southern Copper Corp.
3.50%, 11/08/22	50	48,704

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[c]	$50	$43,139

		756,534
OIL & GAS — 6.91%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	150	151,315
BP Capital Markets PLC
2.50%, 11/06/22	275	266,858
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	91,832
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	150	150,480
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	100	99,793
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	200	190,000
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	70	70,532
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[c]	100	99,391
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	65	70,200
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	161,103
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	125	115,018
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,079
Phillips 66
4.30%, 04/01/22	200	216,262
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[c]	50	50,694
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	75	72,509
Shell International Finance BV
2.38%, 08/21/22	150	150,996
Total Capital International SA
2.70%, 01/25/23	100	101,375
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)[c]	100	73,750

		2,231,187
OIL & GAS SERVICES — 0.65%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	48,750
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	100	96,688
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	75	62,625

		208,063
PACKAGING & CONTAINERS — 0.49%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	78,180
Rock-Tenn Co.
4.00%, 03/01/23 (Call 12/01/22)	75	78,976

		157,156

Security	Principal (000s)	Value

PHARMACEUTICALS — 5.05%
AbbVie Inc.
2.90%, 11/06/22	$370	$375,694
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	225	223,050
Cardinal Health Inc.
3.20%, 03/15/23	75	77,006
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	152,970
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150	154,184
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	70,104
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	150	151,228
Novartis Capital Corp.
2.40%, 09/21/22	150	152,852
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100	100,146
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	170	171,413

		1,628,647
PIPELINES — 3.70%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	70	65,108
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	99,458
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[c]	100	102,094
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	148,143
3.95%, 09/01/22 (Call 06/01/22)	50	51,221
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	127,091
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	68,144
3.65%, 06/01/22 (Call 03/01/22)	50	51,324
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	95,997
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	121,250
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	103,282
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	89,248
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	75	71,482

		1,193,842
REAL ESTATE INVESTMENT TRUSTS — 4.71%
American Tower Corp.
3.50%, 01/31/23	70	70,103
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	99,938
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	106,993
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	109,116

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Principal (000s)	Value

Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	$50	$50,966
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	105,883
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	103,666
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	125	127,095
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	100,786
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	100	104,163
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	108,449
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	82,027
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	78,268
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	150	151,270
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	70	71,375
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	51,147

		1,521,245
RETAIL — 2.50%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	52,895
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	200	201,519
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	50	50,073
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	100	105,119
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	49,987
QVC Inc.
4.38%, 03/15/23[c]	120	122,849
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	50	50,971
Walgreen Co.
3.10%, 09/15/22[c]	170	173,138

		806,551
SAVINGS & LOANS — 0.32%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	103,843

		103,843
SEMICONDUCTORS — 0.86%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	75	74,191
Intel Corp.
2.70%, 12/15/22	100	102,003
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	101,357

		277,551

Security	Principal (000s)	Value

SOFTWARE — 1.65%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	$50	$53,307
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	100	104,804
Microsoft Corp.
2.13%, 11/15/22	100	100,329
Oracle Corp.
2.50%, 10/15/22	270	273,048

		531,488
TELECOMMUNICATIONS — 3.02%
America Movil SAB de CV
3.13%, 07/16/22	200	202,744
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	100	98,783
Motorola Solutions Inc.
3.50%, 03/01/23	70	70,842
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	75,006
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	183,486
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	150	145,354
Vodafone Group PLC
2.95%, 02/19/23	200	199,873

		976,088
TEXTILES — 0.32%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	102,506

		102,506
TRANSPORTATION — 2.26%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	195	200,397
3.05%, 09/01/22 (Call 06/01/22)	50	51,837
FedEx Corp.
2.63%, 08/01/22	50	50,259
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	102,205
3.00%, 04/01/22 (Call 01/01/22)	50	51,647
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	73,001
United Parcel Service Inc.
2.45%, 10/01/22	200	201,550

		730,896

TOTAL CORPORATE BONDS & NOTES
(Cost: $27,211,378)		28,262,245

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

January 31, 2015

Security	Shares (000s)	Value

INVESTMENT COMPANIES — 9.92%
iShares iBonds Mar 2023 Corporate ex-Financials ETF[b]	32	$3,202,425

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,202,425

SHORT-TERM INVESTMENTS — 6.75%

MONEY MARKET FUNDS — 6.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	1,485	1,484,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	120	120,090
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	573	573,169

		2,177,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,177,964)		2,177,964

TOTAL INVESTMENTS IN SECURITIES — 104.24%
(Cost: $32,363,595)		33,642,634
Other Assets, Less Liabilities — (4.24)%		(1,367,544)

NET ASSETS — 100.00%		$32,275,090

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

160

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.96%

ADVERTISING — 0.58%
Omnicom Group Inc.
3.63%, 05/01/22	$300	$315,951

		315,951
AEROSPACE & DEFENSE — 4.97%
Embraer SA
5.15%, 06/15/22	100	104,625
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	650	645,443
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	700	703,936
United Technologies Corp.
3.10%, 06/01/22	1,200	1,261,205

		2,715,209
AGRICULTURE — 1.93%
Altria Group Inc.
2.85%, 08/09/22[a]	100	100,277
Philip Morris International Inc.
2.63%, 03/06/23	850	852,842
Reynolds American Inc.
3.25%, 11/01/22	100	100,551

		1,053,670
AIRLINES — 0.36%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	183	197,363

		197,363
AUTO MANUFACTURERS — 0.75%
Toyota Motor Credit Corp.
2.63%, 01/10/23	400	409,712

		409,712
AUTO PARTS & EQUIPMENT — 0.10%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	50	53,375

		53,375
BEVERAGES — 5.74%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	500	499,861
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	900	898,851
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	97,789
Diageo Investment Corp.
2.88%, 05/11/22	650	667,476

Security	Principal (000s)	Value

8.00%, 09/15/22	$150	$203,088
PepsiCo Inc.
2.75%, 03/01/23	750	764,808

		3,131,873
BIOTECHNOLOGY — 0.38%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	106,033
Celgene Corp.
3.25%, 08/15/22	100	103,184

		209,217
CHEMICALS — 4.05%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	50,766
Air Products & Chemicals Inc.
2.75%, 02/03/23	100	101,014
Cabot Corp.
3.70%, 07/15/22	100	104,448
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	100,816
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	850	858,630
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	104,713
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)[a]	500	489,224
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	98,704
2.70%, 02/21/23 (Call 11/21/22)	300	305,113

		2,213,428
COMMERCIAL SERVICES — 0.19%
Catholic Health Initiatives
2.95%, 11/01/22	100	101,184

		101,184
COMPUTERS — 1.25%
Computer Sciences Corp.
4.45%, 09/15/22	50	51,867
Hewlett-Packard Co.
4.05%, 09/15/22	50	52,581
International Business Machines Corp.
1.88%, 08/01/22	600	579,348

		683,796
COSMETICS & PERSONAL CARE — 1.63%
Colgate-Palmolive Co.
1.95%, 02/01/23	550	536,843
2.30%, 05/03/22	250	253,028
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	99,460

		889,331

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 0.40%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	$200	$218,387

		218,387
ELECTRIC — 7.96%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	102,490
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	99,120
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	400	402,836
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	100	103,037
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	100	100,008
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	100	101,899
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	250	257,114
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	205,954
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	250	266,457
Georgia Power Co.
2.85%, 05/15/22[a]	300	306,773
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	200	199,948
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	55,202
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	99,394
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	104,344
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	500	503,051
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	104,242
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	500	502,457
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	118,115
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	700	714,510

		4,346,951
ELECTRICAL COMPONENTS & EQUIPMENT — 0.84%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	450	457,840

		457,840
ELECTRONICS — 0.19%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	101,864

		101,864

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 1.61%
ABB Finance USA Inc.
2.88%, 05/08/22	$850	$879,136

		879,136
ENVIRONMENTAL CONTROL — 0.19%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	101,673

		101,673
FOOD — 1.56%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[a]	73	73,606
Kraft Foods Group Inc.
3.50%, 06/06/22	250	261,902
Sysco Corp.
2.60%, 06/12/22	400	404,856
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	111,395

		851,759
GAS — 0.46%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	250	251,601

		251,601
HAND & MACHINE TOOLS — 0.19%
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	101,888

		101,888
HEALTH CARE — PRODUCTS — 1.08%
Baxter International Inc.
2.40%, 08/15/22	500	484,869
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	103,491

		588,360
HEALTH CARE — SERVICES — 0.68%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	264,976
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	100	105,034

		370,010
HOME BUILDERS — 0.38%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	209,396

		209,396

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.10%
Whirlpool Corp.
3.70%, 03/01/23	$50	$52,757

		52,757
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	50	50,731

		50,731
INTERNET — 2.36%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	98,049
Baidu Inc.
3.50%, 11/28/22	600	613,240
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	600	579,041

		1,290,330
IRON & STEEL — 0.59%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)[a]	300	324,675

		324,675
LODGING — 0.14%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	75	75,239

		75,239
MACHINERY — 3.34%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	300	302,533
2.85%, 06/01/22	150	154,932
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	350	354,605
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,000	1,013,068

		1,825,138
MANUFACTURING — 3.66%
3M Co.
2.00%, 06/26/22	350	349,547
Eaton Corp.
2.75%, 11/02/22	200	203,375
General Electric Co.
2.70%, 10/09/22	1,200	1,234,587
Parker-Hannifin Corp.
3.50%, 09/15/22	100	107,700
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	100,795

		1,996,004

Security	Principal (000s)	Value

MEDIA — 3.72%
21st Century Fox America Inc.
3.00%, 09/15/22	$100	$102,338
Comcast Corp.
2.85%, 01/15/23	750	772,723
3.13%, 07/15/22	200	210,139
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	136,934
Time Warner Inc.
3.40%, 06/15/22	100	103,910
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	100	100,423
Walt Disney Co. (The)
2.35%, 12/01/22	600	606,920

		2,033,387
METAL FABRICATE & HARDWARE — 1.37%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	750	749,026

		749,026
MINING — 2.09%
Barrick Gold Corp.
3.85%, 04/01/22	100	99,323
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	300	267,871
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	50,584
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	690	680,577
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	50	43,139

		1,141,494
OIL & GAS — 13.42%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	250	252,192
BP Capital Markets PLC
2.50%, 11/06/22	1,100	1,067,431
3.25%, 05/06/22	150	153,871
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,250	1,254,002
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	498,967
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	250	237,500
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	100	100,760
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	750	745,433
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	94,766
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	89,377
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	800	792,632
Phillips 66
4.30%, 04/01/22	100	108,131

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal (000s)	Value

Shell International Finance BV
2.25%, 01/06/23	$700	$696,021
2.38%, 08/21/22	600	603,982
Total Capital International SA
2.70%, 01/25/23	550	557,564
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)[a]	100	73,750

		7,326,379
OIL & GAS SERVICES — 2.01%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	100	97,500
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	950	918,533
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	100	83,500

		1,099,533
PHARMACEUTICALS — 8.41%
AbbVie Inc.
2.90%, 11/06/22	350	355,386
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	99,133
Allergan Inc./United States
2.80%, 03/15/23 (Call 12/15/22)	250	235,869
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	392,352
Cardinal Health Inc.
3.20%, 03/15/23	300	308,024
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	550	560,891
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	575	591,038
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	100,149
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	504,092
Novartis Capital Corp.
2.40%, 09/21/22	1,000	1,019,014
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	300	300,439
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	125	126,039

		4,592,426
PIPELINES — 2.82%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	99,458
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	408,377
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	98,762
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	100	94,141
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	100	97,349
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	99,800
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	485,000

Security	Principal (000s)	Value

Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	$150	$154,923

		1,537,810
REAL ESTATE INVESTMENT TRUSTS — 0.28%
American Tower Corp.
3.50%, 01/31/23	150	150,220

		150,220
RETAIL — 1.80%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	52,895
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	150	151,139
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	550	578,155
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	49,987
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	50	50,971
Walgreen Co.
3.10%, 09/15/22	100	101,846

		984,993
SEMICONDUCTORS — 2.40%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	400	395,684
Intel Corp.
2.70%, 12/15/22	800	816,026
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	101,357

		1,313,067
SOFTWARE — 3.42%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	102,832
Microsoft Corp.
2.13%, 11/15/22	400	401,317
Oracle Corp.
2.50%, 10/15/22	1,350	1,365,240

		1,869,389
TELECOMMUNICATIONS — 5.68%
America Movil SAB de CV
3.13%, 07/16/22	900	912,350
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[a]	850	839,656
Motorola Solutions Inc.
3.50%, 03/01/23	100	101,203
3.75%, 05/15/22	100	103,357
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	107,933
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	350	339,159
Vodafone Group PLC
2.95%, 02/19/23[a]	700	699,555

		3,103,213

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

TEXTILES — 0.19%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	$100	$102,506

		102,506
TRANSPORTATION — 2.60%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	102,768
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	125	124,654
FedEx Corp.
2.63%, 08/01/22	50	50,258
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	102,205
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	104,288
4.16%, 07/15/22 (Call 04/15/22)	250	281,851
United Parcel Service Inc.
2.45%, 10/01/22	650	655,036

		1,421,060

TOTAL CORPORATE BONDS & NOTES
(Cost: $52,586,050)		53,492,351

SHORT-TERM INVESTMENTS — 6.99%

MONEY MARKET FUNDS — 6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	2,861	2,861,182
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	231	231,426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	723	723,136

		3,815,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,815,744)		3,815,744

TOTAL INVESTMENTS IN SECURITIES — 104.95%
(Cost: $56,401,794)		57,308,095
Other Assets, Less Liabilities — (4.95)%		(2,701,067)

NET ASSETS — 100.00%		$54,607,028

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

165

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.52%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$9	$9,202

		9,202
AEROSPACE & DEFENSE — 3.08%
Boeing Co. (The)
6.00%, 03/15/19	25	29,335
General Dynamics Corp.
1.00%, 11/15/17	17	16,929
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	13	13,453
Lockheed Martin Corp.
3.35%, 09/15/21	9	9,587
4.07%, 12/15/42	9	9,815
Northrop Grumman Corp.
3.25%, 08/01/23	13	13,551
3.50%, 03/15/21	7	7,443
Raytheon Co.
3.13%, 10/15/20	13	13,689
United Technologies Corp.
1.80%, 06/01/17	13	13,269
4.50%, 06/01/42	13	15,061
5.70%, 04/15/40	13	17,275

		159,407
AGRICULTURE — 2.39%
Altria Group Inc.
4.50%, 05/02/43	9	9,590
9.70%, 11/10/18	19	24,238
10.20%, 02/06/39	3	5,291
Archer-Daniels-Midland Co.
4.48%, 03/01/21	13	14,668
Lorillard Tobacco Co.
8.13%, 05/01/40	7	10,446
Philip Morris International Inc.
2.90%, 11/15/21	38	39,612
4.25%, 11/10/44	5	5,394
Reynolds American Inc.
6.75%, 06/15/17	13	14,455

		123,694
AIRLINES — 0.80%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	15	15,731
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	25	25,688

		41,419

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 1.32%
Daimler Finance North America LLC
8.50%, 01/18/31	$9	$14,312
Ford Motor Co.
7.45%, 07/16/31	7	9,917
Toyota Motor Credit Corp.
2.00%, 09/15/16	25	25,519
3.40%, 09/15/21	17	18,323

		68,071
AUTO PARTS & EQUIPMENT — 0.89%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	26,145
5.50%, 01/15/16	19	19,857

		46,002
BEVERAGES — 3.35%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	13	12,993
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	13	12,984
3.75%, 07/15/42	13	12,922
8.20%, 01/15/39	13	21,264
Coca-Cola Co. (The)
3.20%, 11/01/23	17	18,166
3.30%, 09/01/21	13	14,018
Diageo Capital PLC
4.83%, 07/15/20[a]	25	28,453
PepsiCo Inc.
2.50%, 05/10/16	38	38,856
4.00%, 03/05/42[a]	13	13,425

		173,081
BIOTECHNOLOGY — 1.80%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	29,625
5.85%, 06/01/17	25	27,574
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	10	11,237
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	9	9,814
4.40%, 12/01/21 (Call 09/01/21)	13	14,716

		92,966
BUILDING MATERIALS — 0.35%
CRH America Inc.
6.00%, 09/30/16	17	18,281

		18,281
CHEMICALS — 3.08%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	13	13,199
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	7	6,964
CF Industries Inc.
6.88%, 05/01/18	13	14,887

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	$19	$19,708
8.55%, 05/15/19	7	8,799
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	7	7,071
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	7	7,754
Ecolab Inc.
5.50%, 12/08/41	13	16,253
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	9	9,854
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	15	16,655
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	9	9,864
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	9	9,559
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	19	18,754

		159,321
COMMERCIAL SERVICES — 0.75%
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	25	26,625
Princeton University Series A
4.95%, 03/01/19	4	4,539
Western Union Co. (The)
5.25%, 04/01/20	7	7,773

		38,937
COMPUTERS — 3.91%
Apple Inc.
1.00%, 05/03/18	17	16,908
2.40%, 05/03/23[a]	25	25,283
3.45%, 05/06/24[a]	13	14,174
Computer Sciences Corp.
4.45%, 09/15/22	9	9,336
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[a]	13	13,368
Hewlett-Packard Co.
4.30%, 06/01/21	25	26,916
4.65%, 12/09/21[a]	9	9,953
International Business Machines Corp.
1.95%, 07/22/16	50	50,989
4.00%, 06/20/42	14	14,780
5.60%, 11/30/39	2	2,581
Seagate HDD Cayman
3.75%, 11/15/18	17	17,658

		201,946
COSMETICS & PERSONAL CARE — 0.94%
Colgate-Palmolive Co.
2.10%, 05/01/23	9	8,846
Procter & Gamble Co. (The)
1.45%, 08/15/16	13	13,171
1.60%, 11/15/18	17	17,207
5.55%, 03/05/37	7	9,584

		48,808

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 1.22%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	$50	$62,891

		62,891
ELECTRICAL COMPONENTS & EQUIPMENT — 0.26%
Energizer Holdings Inc.
4.70%, 05/24/22	13	13,648

		13,648
ELECTRONICS — 1.24%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	7	7,273
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	9	9,759
Honeywell International Inc.
4.25%, 03/01/21	7	7,970
Koninklijke Philips NV
5.75%, 03/11/18	17	19,094
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	19	20,115

		64,211
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
4.38%, 05/08/42	7	8,199

		8,199
ENVIRONMENTAL CONTROL — 1.02%
Republic Services Inc.
3.80%, 05/15/18	17	18,098
5.00%, 03/01/20	15	16,907
Waste Management Inc.
6.13%, 11/30/39	13	17,868

		52,873
FOOD — 2.76%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	12	12,865
Delhaize Group SA
4.13%, 04/10/19	13	13,898
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	13	13,567
Kraft Foods Group Inc.
3.50%, 06/06/22	13	13,619
5.00%, 06/04/42	13	14,555
Kroger Co. (The)
6.15%, 01/15/20	15	17,626
Mondelez International Inc.
6.50%, 02/09/40	13	17,967
Safeway Inc.
3.95%, 08/15/20	13	13,130
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	10	10,807

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	$13	$14,481

		142,515
FOREST PRODUCTS & PAPER — 0.57%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	13	13,536
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	7	8,702
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	7	7,083

		29,321
HEALTH CARE — PRODUCTS — 2.34%
Baxter International Inc.
2.40%, 08/15/22	13	12,607
Becton, Dickinson and Co.
3.13%, 11/08/21	9	9,273
Boston Scientific Corp.
6.00%, 01/15/20	9	10,332
Covidien International Finance SA
6.00%, 10/15/17	13	14,537
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	13	13,548
4.38%, 03/15/35[b]	10	11,125
4.50%, 03/15/42 (Call 09/15/41)	13	14,387
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	25	25,745
Stryker Corp.
2.00%, 09/30/16	9	9,178

		120,732
HEALTH CARE — SERVICES — 0.41%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	7	7,353
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	13	13,917

		21,270
HOME BUILDERS — 0.26%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	13	13,611

		13,611
HOME FURNISHINGS — 0.21%
Whirlpool Corp.
4.00%, 03/01/24	10	10,807

		10,807
HOUSEHOLD PRODUCTS & WARES — 0.54%
Kimberly-Clark Corp.
6.13%, 08/01/17	25	28,023

		28,023

Security	Principal (000s)	Value

INTERNET — 0.79%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$7	$6,863
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	7	6,755
Google Inc.
3.63%, 05/19/21	13	14,299
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	13	13,144

		41,061
IRON & STEEL — 0.79%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	25	26,338
8.25%, 01/17/34	13	14,610

		40,948
LODGING — 0.40%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	7	7,149
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	13	13,670

		20,819
MACHINERY — 1.16%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	19	23,006
Caterpillar Inc.
3.80%, 08/15/42	9	9,309
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	13	13,911
John Deere Capital Corp.
3.35%, 06/12/24	10	10,664
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	3	3,003

		59,893
MANUFACTURING — 2.33%
3M Co.
2.00%, 06/26/22	13	12,983
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	3	3,114
Eaton Corp.
2.75%, 11/02/22	13	13,219
General Electric Co.
4.13%, 10/09/42	7	7,738
5.25%, 12/06/17	51	56,914
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	7	7,355
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	15	15,342
Pentair Finance SA
2.65%, 12/01/19	4	4,030

		120,695
MEDIA — 6.64%
21st Century Fox America Inc.
3.00%, 09/15/22	17	17,397
6.65%, 11/15/37	19	26,534

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	$15	$15,572
Comcast Corp.
2.85%, 01/15/23	13	13,394
4.25%, 01/15/33[a]	14	15,679
4.65%, 07/15/42	13	15,154
6.95%, 08/15/37	13	19,201
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,573
6.00%, 08/15/40 (Call 05/15/40)	13	15,474
Discovery Communications LLC
3.25%, 04/01/23	17	17,086
Grupo Televisa SAB
6.63%, 01/15/40	9	11,490
NBCUniversal Media LLC
5.15%, 04/30/20	13	14,979
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	9	9,871
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	25	27,058
7.30%, 07/01/38	19	26,738
Time Warner Inc.
7.70%, 05/01/32	32	47,603
Viacom Inc.
6.88%, 04/30/36	13	17,226
Walt Disney Co. (The)
3.70%, 12/01/42	7	7,434

		343,463
MINING — 3.42%
Barrick North America Finance LLC
4.40%, 05/30/21	13	13,484
5.75%, 05/01/43	7	7,485
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	19	19,361
3.85%, 09/30/23	13	13,972
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	19	16,965
5.45%, 03/15/43 (Call 09/15/42)	7	5,856
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	13	12,719
4.88%, 03/15/42 (Call 09/15/41)	7	6,447
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	34	35,621
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	9	9,014
Southern Copper Corp.
5.38%, 04/16/20	13	14,319
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	19	16,393
5.20%, 03/01/42 (Call 09/01/41)	7	5,406

		177,042
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
5.75%, 09/15/17	3	3,264
Xerox Corp.
4.50%, 05/15/21	9	9,777

		13,041

Security	Principal (000s)	Value

OIL & GAS — 9.57%
Anadarko Finance Co.
7.50%, 05/01/31	$13	$17,762
Anadarko Petroleum Corp.
6.38%, 09/15/17	19	21,086
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	13	13,613
BP Capital Markets PLC
1.38%, 11/06/17	25	24,935
4.74%, 03/11/21	25	28,033
Canadian Natural Resources Ltd.
3.80%, 04/15/24	9	8,911
3.90%, 02/01/25 (Call 11/01/24)	10	9,895
Cenovus Energy Inc.
6.75%, 11/15/39	9	9,920
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	19	19,027
ConocoPhillips
6.50%, 02/01/39	25	34,321
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	13	15,165
Encana Corp.
6.50%, 02/01/38	13	13,966
Ensco PLC
4.70%, 03/15/21	13	13,045
Hess Corp.
5.60%, 02/15/41	13	14,158
Husky Energy Inc.
7.25%, 12/15/19	13	15,240
Marathon Oil Corp.
6.60%, 10/01/37	7	8,342
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	10	9,758
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	25	25,240
Noble Holding International Ltd.
5.25%, 03/15/42	5	3,866
Occidental Petroleum Corp.
1.75%, 02/15/17	19	19,229
Phillips 66
4.30%, 04/01/22	25	27,033
Shell International Finance BV
6.38%, 12/15/38	13	18,731
Suncor Energy Inc.
6.50%, 06/15/38	19	24,605
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	19	18,323
Total Capital Canada Ltd.
2.75%, 07/15/23	13	13,188
Total Capital International SA
1.50%, 02/17/17	13	13,139
3.75%, 04/10/24	17	18,474
Transocean Inc.
6.38%, 12/15/21	25	20,437
Valero Energy Corp.
6.63%, 06/15/37	13	15,518

		494,960
OIL & GAS SERVICES — 0.83%
Halliburton Co.
7.45%, 09/15/39	7	10,183

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$13	$12,569
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	7	5,845
9.63%, 03/01/19	13	14,040

		42,637
PHARMACEUTICALS — 7.18%
Abbott Laboratories
5.30%, 05/27/40	13	16,765
AbbVie Inc.
1.75%, 11/06/17	13	13,101
4.40%, 11/06/42[a]	13	14,200
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	7	7,021
Allergan Inc./United States
3.38%, 09/15/20	5	5,101
AstraZeneca PLC
4.00%, 09/18/42	7	7,355
5.90%, 09/15/17	13	14,626
Bristol-Myers Squibb Co.
3.25%, 08/01/42[a]	7	6,557
Cardinal Health Inc.
3.20%, 03/15/23	9	9,241
Eli Lilly & Co.
5.20%, 03/15/17	25	27,281
Express Scripts Holding Co.
3.13%, 05/15/16	25	25,694
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	13	18,004
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	7	7,195
Johnson & Johnson
5.95%, 08/15/37	13	18,512
McKesson Corp.
2.28%, 03/15/19	25	25,426
2.70%, 12/15/22 (Call 09/15/22)	13	12,946
Merck & Co. Inc.
4.15%, 05/18/43	10	11,345
Mylan Inc./PA
4.20%, 11/29/23 (Call 08/29/23)	9	9,581
Novartis Capital Corp.
4.40%, 05/06/44	9	10,838
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	28,545
Pfizer Inc.
7.20%, 03/15/39	19	28,921
Sanofi
4.00%, 03/29/21	13	14,498
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	25	25,591
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	13	13,108

		371,452
PIPELINES — 6.14%
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	18	18,661
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	13	13,272
4.85%, 03/15/44 (Call 09/15/43)	25	27,667

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	$13	$13,086
5.50%, 03/01/44 (Call 09/01/43)	13	13,992
Kinder Morgan Inc./DE
5.55%, 06/01/45 (Call 12/01/44)	5	5,387
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	38	42,173
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	63	67,902
TransCanada PipeLines Ltd.
2.50%, 08/01/22	63	61,110
4.63%, 03/01/34 (Call 12/01/33)	13	14,058
Williams Companies Inc. (The)
7.88%, 09/01/21	25	28,119
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	13	12,214

		317,641
REAL ESTATE INVESTMENT TRUSTS — 0.61%
American Tower Corp.
3.50%, 01/31/23	19	19,028
Weyerhaeuser Co.
7.38%, 03/15/32	9	12,362

		31,390
RETAIL — 5.83%
Costco Wholesale Corp.
1.70%, 12/15/19	9	9,028
CVS Health Corp.
5.75%, 06/01/17	25	27,639
6.13%, 09/15/39	13	17,715
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23[a]	9	9,936
4.40%, 04/01/21 (Call 01/01/21)	13	14,684
5.88%, 12/16/36	13	17,534
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	9	9,952
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	10	10,948
3.88%, 09/15/23 (Call 06/15/23[a]	9	9,923
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7	6,998
4.38%, 09/01/23 (Call 06/01/23)	9	9,998
McDonald’s Corp.
3.63%, 05/01/43[a]	9	8,952
5.35%, 03/01/18	25	28,035
QVC Inc.
4.85%, 04/01/24	9	9,421
Target Corp.
4.00%, 07/01/42[a]	17	18,286
Wal-Mart Stores Inc.
5.63%, 04/15/41	13	17,481
6.50%, 08/15/37	32	46,273
Walgreen Co.
3.10%, 09/15/22	13	13,240
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	10	11,307
Yum! Brands Inc.
6.88%, 11/15/37	3	4,016

		301,366

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.98%
Intel Corp. 3.30%, 10/01/21	$30	$32,165
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	5	5,247
Texas Instruments Inc. 1.65%, 08/03/19	13	12,998

		50,410
SOFTWARE — 1.45%
Fidelity National Information Services Inc. 5.00%, 03/15/22 (Call 03/15/17)	7	7,410
Fiserv Inc. 3.50%, 10/01/22 (Call 07/01/22)	7	7,336
Microsoft Corp. 2.13%, 11/15/22	13	13,043
3.75%, 05/01/43 (Call 11/01/42)	7	7,470
Oracle Corp.
2.50%, 10/15/22	13	13,147
5.38%, 07/15/40	13	16,432
5.75%, 04/15/18	9	10,253

		75,091
TELECOMMUNICATIONS — 10.90%
America Movil SAB de CV
6.38%, 03/01/35	13	16,757
AT&T Inc.
2.30%, 03/11/19[a]	17	17,279
2.40%, 08/15/16	42	42,895
3.88%, 08/15/21	13	13,875
4.35%, 06/15/45 (Call 12/15/44)	19	19,046
5.55%, 08/15/41	13	15,090
6.30%, 01/15/38	13	16,359
British Telecommunications PLC
9.63%, 12/15/30	13	21,258
Cisco Systems Inc.
5.50%, 01/15/40	7	9,075
5.90%, 02/15/39	13	17,641
Corning Inc.
4.75%, 03/15/42	7	7,920
Deutsche Telekom International Finance BV
8.75%, 06/15/30	13	19,884
Juniper Networks Inc.
3.10%, 03/15/16	17	17,330
Motorola Solutions Inc.
3.50%, 03/01/23	9	9,108
Orange SA
2.75%, 09/14/16	19	19,495
9.00%, 03/01/31	5	7,821
Qwest Corp.
6.75%, 12/01/21	13	14,918
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	17	18,279
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	9	9,714
Telefonica Emisiones SAU
5.46%, 02/16/21	30	34,712
Verizon Communications Inc.
2.00%, 11/01/16	13	13,197
2.50%, 09/15/16	23	23,534

Security	Principal or Shares (000s)	Value

3.85%, 11/01/42 (Call 05/01/42)	$25	$23,868
6.40%, 09/15/33	50	64,833
6.40%, 02/15/38	13	16,841
7.75%, 12/01/30	30	43,642
Vodafone Group PLC
2.95%, 02/19/23[a]	13	12,992
6.15%, 02/27/37	13	16,546

		563,909
TRANSPORTATION — 3.42%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	13	14,066
7.00%, 12/15/25	25	33,722
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	15	15,520
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	13	15,125
7.38%, 02/01/19	13	15,722
FedEx Corp.
4.10%, 04/15/43	9	9,376
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	13	13,428
4.84%, 10/01/41	13	15,479
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	17	19,166
4.25%, 04/15/43 (Call 10/15/42)	7	7,879
United Parcel Service Inc.
5.13%, 04/01/19	15	17,134

		176,617

TOTAL CORPORATE BONDS & NOTES (Cost: $4,840,629)		4,991,671

SHORT-TERM INVESTMENTS — 8.61%

MONEY MARKET FUNDS — 8.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	276	276,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	22	22,361

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

January 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	146	$146,194

		445,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,012)		445,012

TOTAL INVESTMENTS IN SECURITIES — 105.13%
(Cost: $5,285,641)		5,436,683
Other Assets, Less Liabilities — (5.13)%		(265,273)

NET ASSETS — 100.00%		$5,171,410

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

172

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.51%

AUSTRALIA — 3.69%
Australia Government Bond
1.00%, 11/21/18	AUD	100	$81,614
1.25%, 02/21/22[a]	AUD	582	513,181
2.00%, 08/21/35[a]	AUD	355	360,914
2.50%, 09/20/30[a]	AUD	394	443,823
3.00%, 09/20/25[a]	AUD	958	1,088,924
4.00%, 08/20/20	AUD	1,024	1,537,520

			4,025,976
BRAZIL — 12.89%
Brazil Notas do Tesouro Nacional
Series B
5.89%, 08/15/16	BRL	1,960	1,908,789
5.89%, 08/15/18	BRL	600	585,698
5.89%, 08/15/20	BRL	2,875	2,812,015
5.89%, 08/15/22	BRL	1,250	1,226,809
5.89%, 08/15/24	BRL	937	916,614
5.89%, 08/15/30	BRL	490	476,456
5.89%, 08/15/40	BRL	790	768,222
5.89%, 08/15/50	BRL	2,260	2,188,862
6.25%, 05/15/15	BRL	4	3,871
6.25%, 05/15/17	BRL	836	809,346
6.25%, 05/15/19	BRL	300	289,388
6.25%, 05/15/35	BRL	678	650,395
6.25%, 05/15/45	BRL	1,498	1,438,528

			14,074,993
CANADA — 4.31%
Canadian Government Bond
1.25%, 12/01/47	CAD	162	170,941
1.50%, 12/01/44	CAD	742	811,086
2.00%, 12/01/41	CAD	1,022	1,199,607
3.00%, 12/01/36	CAD	358	463,364
4.00%, 12/01/31	CAD	620	828,523
4.25%, 12/01/26	CAD	1,011	1,236,063

			4,709,584
CHILE — 4.62%
Bonos de la Tesoreria de la Republica
2.98%, 01/01/40	CLP	319,284	644,761
2.99%, 03/01/27	CLP	122,802	229,695
3.00%, 08/01/24	CLP	196,483	405,558
3.00%, 01/01/30	CLP	196,483	372,819
3.04%, 03/01/38	CLP	122,802	246,278
4.78%, 09/01/15	CLP	98,241	156,603
Bonos del Banco Central de Chile en UF
2.98%, 07/01/17	CLP	98,241	163,105
2.99%, 03/01/18	CLP	122,802	207,837
3.00%, 02/01/16	CLP	171,922	280,926
3.00%, 02/01/21	CLP	1,166,616	2,062,896

Security	Principal (000s)		Value

3.56%, 05/01/28	CLP	147,362	$277,334

			5,047,812
COLOMBIA — 2.33%
Colombian TES
3.00%, 03/25/33	COP	301,629	111,141
3.50%, 03/10/21	COP	3,231,743	1,397,941
4.75%, 02/23/23	COP	323,174	148,984
7.00%, 02/25/15	COP	2,154,495	888,437

			2,546,503
DENMARK — 0.68%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	4,615	738,725

			738,725
FRANCE — 12.40%
France Government Bond OAT
0.10%, 07/25/21	EUR	1	1,199
0.25%, 07/25/18	EUR	338	389,459
0.25%, 07/25/24	EUR	51	61,236
0.70%, 07/25/30[a]	EUR	200	260,948
1.00%, 07/25/17	EUR	1,313	1,536,690
1.10%, 07/25/22	EUR	2,351	2,986,247
1.30%, 07/25/19	EUR	879	1,080,843
1.60%, 07/25/15	EUR	679	767,243
1.80%, 07/25/40	EUR	532	884,764
1.85%, 07/25/27	EUR	120	173,500
2.10%, 07/25/23	EUR	307	428,216
2.25%, 07/25/20	EUR	516	673,558
3.15%, 07/25/32	EUR	1,109	2,005,890
3.40%, 07/25/29	EUR	582	1,027,828
French Treasury Note BTAN
0.45%, 07/25/16	EUR	1,108	1,264,978

			13,542,599
GERMANY — 4.33%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18	EUR	948	1,100,575
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23	EUR	1,010	1,214,777
1.50%, 04/15/16	EUR	1,031	1,169,641
1.75%, 04/15/20	EUR	984	1,244,597

			4,729,590
ISRAEL — 4.63%
Israel Government Bond - CPI Linked
1.00%, 05/30/17	ILS	300	81,588
1.75%, 09/29/23	ILS	750	222,271
2.75%, 09/30/22	ILS	700	225,123
2.75%, 08/30/41	ILS	1,739	644,492
3.00%, 10/31/19	ILS	400	130,037
3.50%, 04/30/18	ILS	3,518	1,203,089
4.00%, 05/30/36	ILS	1,544	746,840
Israel Government Bond - Galil
4.00%, 07/30/21	ILS	1,100	469,173
4.00%, 07/31/24	ILS	1,265	547,604
5.00%, 04/30/15	ILS	2,222	784,049

			5,054,266

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal (000s)		Value

ITALY — 8.18%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	627	$739,795
2.10%, 09/15/16	EUR	175	202,005
2.10%, 09/15/17[a]	EUR	1,326	1,554,498
2.10%, 09/15/21[a]	EUR	939	1,162,472
2.35%, 09/15/19[a]	EUR	921	1,129,112
2.35%, 09/15/24[b]	EUR	485	626,423
2.35%, 09/15/35[a]	EUR	927	1,278,684
2.55%, 09/15/41[a]	EUR	431	613,436
2.60%, 09/15/23[a]	EUR	1,005	1,311,604
3.10%, 09/15/26[a]	EUR	229	319,118

			8,937,147
JAPAN — 3.93%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	95,531	858,363
0.10%, 03/10/24	JPY	142,619	1,281,589
0.10%, 09/10/24	JPY	30,030	271,105
1.10%, 09/10/16	JPY	32,611	294,824
1.20%, 12/10/17	JPY	125,163	1,168,309
1.40%, 03/10/18	JPY	12,083	114,331
1.40%, 06/10/18	JPY	32,493	307,581

			4,296,102
MEXICO — 4.39%
Mexican Udibonos
2.00%, 06/09/22	MXN	264	17,439
2.50%, 12/10/20	MXN	20,706	1,421,638
3.50%, 12/14/17	MXN	1,141	81,346
4.00%, 06/13/19	MXN	2,115	154,807
4.00%, 11/15/40	MXN	16,515	1,293,413
4.00%, 11/08/46	MXN	2,213	176,940
4.50%, 12/04/25	MXN	2,115	168,916
4.50%, 11/22/35	MXN	8,655	721,706
5.00%, 06/16/16	MXN	10,837	763,213

			4,799,418
NEW ZEALAND — 1.20%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	942	722,859
2.50%, 09/20/35[a]	NZD	125	101,415
3.00%, 09/20/30[a]	NZD	560	482,592

			1,306,866
POLAND — 0.29%
Poland Government Bond
2.75%, 08/25/23	PLN	828	256,733
3.00%, 08/24/16	PLN	218	60,412

			317,145
SOUTH AFRICA — 4.01%
South Africa Government Bond - CPI Linked
2.00%, 01/31/25	ZAR	3,446	301,359

Security	Principal (000s)		Value

2.25%, 01/31/38	ZAR	3,926	$360,424
2.50%, 01/31/17	ZAR	3,286	288,423
2.50%, 03/31/46	ZAR	1,732	171,478
2.50%, 12/31/50	ZAR	3,581	355,541
2.60%, 03/31/28	ZAR	4,458	419,100
2.75%, 01/31/22	ZAR	4,403	401,805
3.45%, 12/07/33	ZAR	8,960	978,554
5.50%, 12/07/23	ZAR	9,830	1,099,600

			4,376,284
SOUTH KOREA — 1.49%
Inflation Linked Korea Treasury Bond
1.50%, 06/10/21	KRW	1,125,556	1,045,917
2.75%, 03/10/17	KRW	279,585	264,067
2.75%, 06/10/20	KRW	320,794	319,636

			1,629,620
SPAIN — 1.98%
Spain Government Inflation Linked Bond
0.55%, 11/30/19[b]	EUR	626	713,400
1.80%, 11/30/24[b]	EUR	1,140	1,447,788

			2,161,188
SWEDEN — 3.83%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	5,310	683,266
0.50%, 06/01/17	SEK	3,000	384,401
1.00%, 06/01/25	SEK	1,790	248,773
3.50%, 12/01/15	SEK	4,710	715,628
3.50%, 12/01/28	SEK	6,435	1,464,521
4.00%, 12/01/20	SEK	3,515	685,732

			4,182,321
THAILAND — 0.76%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	28,917	833,459

			833,459
TURKEY — 4.28%
Turkey Government Bond
1.00%, 05/03/23	TRY	730	279,182
2.00%, 10/26/22	TRY	2,237	924,952
2.00%, 09/18/24	TRY	614	253,470
2.40%, 05/08/24	TRY	771	329,318
2.50%, 05/04/16	TRY	338	139,490
2.80%, 11/08/23	TRY	390	171,474
3.00%, 01/06/21	TRY	2,488	1,085,904
3.00%, 02/23/22	TRY	74	32,705
3.00%, 08/02/23	TRY	958	426,870
3.50%, 02/20/19	TRY	511	223,993
4.00%, 04/29/15	TRY	985	400,585
4.00%, 04/01/20	TRY	516	234,103
4.50%, 02/11/15	TRY	438	178,503

			4,680,549

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

January 31, 2015

Security	Principal or Shares (000s)		Value

UNITED KINGDOM — 13.29%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	129	$206,620
0.13%, 03/22/24[a]	GBP	314	521,970
0.13%, 03/22/29[a]	GBP	362	628,924
0.13%, 03/22/44[a]	GBP	6	12,825
0.13%, 03/22/58[a]	GBP	45	104,864
0.13%, 03/22/68[a]	GBP	185	478,994
0.25%, 03/22/52[a]	GBP	54	123,214
0.38%, 03/22/62[a]	GBP	360	955,054
0.50%, 03/22/50[a]	GBP	480	1,144,556
0.63%, 03/22/40[a]	GBP	244	526,858
0.63%, 11/22/42[a]	GBP	155	347,627
0.75%, 11/22/47[a]	GBP	180	444,039
1.13%, 11/22/37[a]	GBP	654	1,499,570
1.25%, 11/22/17[a]	GBP	185	299,114
1.25%, 11/22/27[a]	GBP	106	207,710
1.25%, 11/22/32[a]	GBP	237	510,266
1.25%, 11/22/55[a]	GBP	505	1,585,712
1.88%, 11/22/22[a]	GBP	359	672,489
2.00%, 01/26/35[a]	GBP	251	908,086
2.50%, 07/26/16[a]	GBP	131	643,558
2.50%, 04/16/20[a]	GBP	154	847,135
2.50%, 07/17/24[a]	GBP	165	865,574
4.13%, 07/22/30[a]	GBP	189	981,091

			14,515,850

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $119,359,353)			106,505,997

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		50	50,419

			50,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,419)			50,419

TOTAL INVESTMENTS IN SECURITIES — 97.56%
(Cost: $119,409,772)			106,556,416
Other Assets, Less Liabilities — 2.44%			2,663,105

NET ASSETS—100.00%			$109,219,521

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

175

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.57%

AUSTRALIA — 4.43%
Australia Government Bond
2.75%, 10/21/19	AUD	1,160	$932,402
2.75%, 04/21/24	AUD	1,675	1,342,665
3.25%, 10/21/18	AUD	250	203,532
3.25%, 04/21/25[a]	AUD	1,305	1,089,288
3.25%, 04/21/29[a]	AUD	1,196	997,169
4.25%, 07/21/17	AUD	1,059	869,791
4.25%, 04/21/26	AUD	1,100	1,002,123
4.50%, 04/15/20	AUD	1,660	1,446,715
4.50%, 04/21/33[a]	AUD	1,680	1,630,207
4.75%, 06/15/16	AUD	1,997	1,611,725
4.75%, 04/21/27[a]	AUD	820	785,141
5.25%, 03/15/19	AUD	2,072	1,820,026
5.50%, 01/21/18	AUD	2,379	2,040,986
5.50%, 04/21/23	AUD	2,325	2,236,645
5.75%, 05/15/21	AUD	1,987	1,871,939
5.75%, 07/15/22	AUD	1,916	1,847,037
6.00%, 02/15/17	AUD	1,159	974,633

			22,702,024

AUSTRIA — 4.39%
Austria Government Bond
0.25%, 10/18/19[a]	EUR	180	205,661
1.15%, 10/19/18[b]	EUR	675	796,051
1.65%, 10/21/24[b]	EUR	475	600,378
1.75%, 10/20/23[b]	EUR	1,343	1,705,540
1.95%, 06/18/19[b]	EUR	675	827,566
2.40%, 05/23/34[b]	EUR	450	649,223
3.15%, 06/20/44[b]	EUR	504	873,536
3.20%, 02/20/17[b]	EUR	915	1,102,914
3.40%, 11/22/22[b]	EUR	1,292	1,817,091
3.50%, 09/15/21[b]	EUR	1,135	1,568,153
3.65%, 04/20/22[b]	EUR	654	922,570
3.80%, 01/26/62[b]	EUR	297	660,842
3.90%, 07/15/20[b]	EUR	902	1,232,183
4.00%, 09/15/16[b]	EUR	520	626,047
4.15%, 03/15/37[b]	EUR	1,305	2,433,372
4.30%, 09/15/17[b]	EUR	810	1,019,482
4.35%, 03/15/19[b]	EUR	1,123	1,496,376
4.65%, 01/15/18[b]	EUR	1,333	1,714,733
4.85%, 03/15/26[b]	EUR	800	1,330,936
6.25%, 07/15/27	EUR	473	903,448

			22,486,102

BELGIUM — 4.53%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	675	795,391
2.25%, 06/22/23[a]	EUR	850	1,106,835
2.60%, 06/22/24[b]	EUR	875	1,177,516
2.75%, 03/28/16[b]	EUR	850	990,569
3.00%, 09/28/19[a]	EUR	1,269	1,631,286
3.00%, 06/22/34[b]	EUR	375	563,154
3.25%, 09/28/16[b]	EUR	637	758,210

Security	Principal (000s)		Value

3.50%, 06/28/17[b]	EUR	1,000	$1,225,835
3.75%, 09/28/20[b]	EUR	685	934,014
3.75%, 06/22/45[a]	EUR	325	582,225
4.00%, 03/28/17[b]	EUR	175	214,840
4.00%, 03/28/18[b]	EUR	917	1,167,616
4.00%, 03/28/19	EUR	465	611,857
4.00%, 03/28/22	EUR	627	897,973
4.00%, 03/28/32[a]	EUR	610	1,013,770
4.25%, 09/28/21[b]	EUR	858	1,231,917
4.25%, 09/28/22[a]	EUR	895	1,313,007
4.25%, 03/28/41[b]	EUR	806	1,511,763
4.50%, 03/28/26[b]	EUR	515	821,938
5.00%, 03/28/35[b]	EUR	1,131	2,170,473
5.50%, 09/28/17[b]	EUR	370	479,513
5.50%, 03/28/28	EUR	1,114	1,998,892

			23,198,594

CANADA — 4.41%
Canadian Government Bond
1.00%, 11/01/15	CAD	248	196,290
1.00%, 05/01/16	CAD	325	258,021
1.00%, 08/01/16	CAD	388	308,594
1.00%, 11/01/16	CAD	1,350	1,075,879
1.25%, 02/01/16	CAD	785	623,793
1.25%, 08/01/17	CAD	420	338,329
1.25%, 02/01/18	CAD	250	201,834
1.25%, 03/01/18	CAD	825	666,787
1.25%, 09/01/18	CAD	560	453,505
1.50%, 02/01/17	CAD	825	664,906
1.50%, 03/01/17	CAD	725	585,285
1.50%, 09/01/17	CAD	500	405,563
1.50%, 03/01/20	CAD	500	410,023
1.50%, 06/01/23	CAD	1,325	1,083,370
1.75%, 03/01/19	CAD	725	599,599
1.75%, 09/01/19	CAD	650	538,578
2.00%, 06/01/16	CAD	825	663,985
2.25%, 06/01/25	CAD	475	410,097
2.50%, 06/01/24	CAD	1,000	882,958
2.75%, 09/01/16	CAD	550	449,542
2.75%, 06/01/22	CAD	988	880,406
2.75%, 12/01/64	CAD	181	184,677
3.00%, 12/01/15	CAD	713	573,841
3.25%, 06/01/21	CAD	425	386,044
3.50%, 06/01/20	CAD	789	713,295
3.50%, 12/01/45	CAD	1,170	1,277,085
3.75%, 06/01/19	CAD	991	888,704
4.00%, 06/01/16	CAD	800	660,479
4.00%, 06/01/17	CAD	819	700,439
4.00%, 06/01/41	CAD	1,120	1,278,583
4.25%, 06/01/18	CAD	579	514,026
5.00%, 06/01/37	CAD	998	1,249,570
5.75%, 06/01/29	CAD	809	984,920
5.75%, 06/01/33	CAD	700	903,974
8.00%, 06/01/27	CAD	370	511,247
9.00%, 06/01/25	CAD	45	62,157

			22,586,385

DENMARK — 4.20%
Denmark Government Bond
1.50%, 11/15/23	DKK	13,327	2,253,610
1.75%, 11/15/25	DKK	7,590	1,321,001

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

2.50%, 11/15/16	DKK	10,336	$1,651,167
3.00%, 11/15/21	DKK	17,994	3,286,240
4.00%, 11/15/15	DKK	105	16,512
4.00%, 11/15/17	DKK	9,788	1,664,815
4.00%, 11/15/19	DKK	21,247	3,867,151
4.50%, 11/15/39	DKK	23,687	6,458,104
7.00%, 11/10/24	DKK	3,949	996,793

			21,515,393

FINLAND — 3.65%
Finland Government Bond
0.38%, 09/15/20[a]	EUR	520	598,169
1.13%, 09/15/18[b]	EUR	825	971,420
1.50%, 04/15/23[b]	EUR	988	1,226,786
1.63%, 09/15/22[b]	EUR	1,070	1,335,475
1.75%, 04/15/16[b]	EUR	838	967,017
1.88%, 04/15/17[b]	EUR	1,330	1,566,860
2.00%, 04/15/24[b]	EUR	1,000	1,296,518
2.63%, 07/04/42[b]	EUR	675	1,073,815
2.75%, 07/04/28[b]	EUR	1,117	1,602,722
3.38%, 04/15/20[b]	EUR	1,245	1,650,228
3.50%, 04/15/21[b]	EUR	1,169	1,596,345
3.88%, 09/15/17[b]	EUR	1,374	1,712,625
4.00%, 07/04/25[b]	EUR	1,269	1,952,116
4.38%, 07/04/19[b]	EUR	860	1,159,302

			18,709,398

FRANCE — 6.66%
France Government Bond OAT
0.50%, 11/25/19	EUR	400	461,310
1.00%, 05/25/18	EUR	100	116,769
1.00%, 11/25/18	EUR	500	586,351
1.00%, 05/25/19	EUR	75	88,262
1.75%, 05/25/23	EUR	630	790,504
1.75%, 11/25/24	EUR	746	938,429
2.25%, 10/25/22	EUR	463	599,561
2.25%, 05/25/24	EUR	455	596,178
2.50%, 10/25/20	EUR	266	340,350
2.50%, 05/25/30	EUR	250	344,196
2.75%, 10/25/27	EUR	652	908,333
3.00%, 10/25/15	EUR	750	865,177
3.00%, 04/25/22	EUR	1,025	1,382,044
3.25%, 04/25/16	EUR	383	449,287
3.25%, 10/25/21	EUR	550	746,068
3.50%, 04/25/20	EUR	1,630	2,168,322
3.50%, 04/25/26	EUR	579	851,933
3.75%, 04/25/17	EUR	473	578,788
3.75%, 10/25/19	EUR	1,160	1,539,274
3.75%, 04/25/21	EUR	550	758,435
4.00%, 04/25/18	EUR	825	1,052,891
4.00%, 10/25/38	EUR	666	1,173,630
4.00%, 04/25/55	EUR	309	611,939
4.00%, 04/25/60	EUR	572	1,152,218
4.25%, 10/25/17	EUR	360	454,277
4.25%, 10/25/18	EUR	1,949	2,550,836
4.25%, 04/25/19	EUR	150	199,756
4.25%, 10/25/23	EUR	1,065	1,598,048
4.50%, 04/25/41	EUR	585	1,130,196
4.75%, 04/25/35	EUR	680	1,266,584
5.00%, 10/25/16	EUR	1,491	1,830,421
5.50%, 04/25/29	EUR	650	1,190,056

Security	Principal (000s)		Value

5.75%, 10/25/32	EUR	391	$779,924
6.00%, 10/25/25	EUR	325	571,383
8.50%, 10/25/19	EUR	250	395,041
8.50%, 04/25/23	EUR	335	626,999
French Treasury Note BTAN
1.00%, 07/25/17	EUR	325	376,605
1.75%, 02/25/17	EUR	275	322,065
2.00%, 07/12/15	EUR	1,000	1,138,606
2.25%, 02/25/16	EUR	275	318,051
2.50%, 07/25/16	EUR	225	263,614

			34,112,711

GERMANY — 5.73%
Bundesobligation
0.25%, 04/13/18	EUR	660	754,725
0.25%, 10/11/19	EUR	475	544,849
0.50%, 04/07/17	EUR	328	375,491
0.50%, 02/23/18	EUR	325	374,318
1.00%, 10/12/18	EUR	340	400,206
1.25%, 10/14/16	EUR	375	433,441
1.75%, 10/09/15	EUR	1,075	1,228,696
2.00%, 02/26/16	EUR	100	115,436
2.75%, 04/08/16	EUR	300	350,132
Bundesrepublik Deutschland
1.00%, 08/15/24	EUR	185	223,079
1.50%, 09/04/22	EUR	555	692,877
1.50%, 02/15/23	EUR	355	444,878
1.50%, 05/15/23	EUR	375	470,858
1.50%, 05/15/24	EUR	425	534,704
1.75%, 07/04/22	EUR	574	728,487
1.75%, 02/15/24	EUR	325	417,104
2.00%, 01/04/22	EUR	555	710,997
2.00%, 08/15/23	EUR	613	800,134
2.25%, 09/04/20	EUR	321	408,709
2.25%, 09/04/21	EUR	478	619,144
2.50%, 01/04/21	EUR	740	959,840
2.50%, 07/04/44	EUR	362	575,518
2.50%, 08/15/46	EUR	363	579,797
3.00%, 07/04/20	EUR	200	263,088
3.25%, 01/04/20	EUR	1,627	2,138,752
3.25%, 07/04/21	EUR	375	511,579
3.25%, 07/04/42	EUR	164	291,251
3.50%, 01/04/16	EUR	800	933,016
3.50%, 07/04/19	EUR	681	892,262
3.75%, 01/04/19	EUR	1,123	1,462,623
4.00%, 07/04/16	EUR	550	657,299
4.00%, 01/04/18	EUR	90	113,995
4.00%, 01/04/37	EUR	439	814,369
4.25%, 07/04/17	EUR	1,631	2,037,742
4.25%, 07/04/18	EUR	780	1,013,764
4.25%, 07/04/39	EUR	350	690,532
4.75%, 07/04/28	EUR	264	463,850
4.75%, 07/04/34	EUR	681	1,329,889
4.75%, 07/04/40	EUR	307	653,744
5.50%, 01/04/31	EUR	267	526,197
5.63%, 01/04/28	EUR	325	605,401
6.25%, 01/04/24	EUR	125	217,680
6.25%, 01/04/30	EUR	225	463,221
6.50%, 07/04/27	EUR	250	490,587
Bundesschatzanweisungen
0.25%, 09/11/15	EUR	50	56,558

			29,370,819

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

IRELAND — 4.46%
Ireland Government Bond
2.40%, 05/15/30[a]	EUR	910	$1,153,347
3.40%, 03/18/24[a]	EUR	1,425	1,950,618
3.90%, 03/20/23[a]	EUR	1,043	1,460,017
4.40%, 06/18/19	EUR	1,384	1,838,597
4.50%, 10/18/18	EUR	1,686	2,201,479
4.50%, 04/18/20	EUR	2,221	3,023,529
4.60%, 04/18/16	EUR	1,166	1,388,499
5.00%, 10/18/20	EUR	1,755	2,477,023
5.40%, 03/13/25	EUR	2,158	3,421,639
5.50%, 10/18/17	EUR	1,641	2,118,719
5.90%, 10/18/19	EUR	1,299	1,844,013

			22,877,480

ITALY — 6.88%
Italy Buoni Poliennali Del Tesoro
0.75%, 01/15/18	EUR	100	113,620
1.15%, 05/15/17	EUR	420	481,588
1.50%, 12/15/16	EUR	300	345,716
1.50%, 08/01/19	EUR	450	523,807
2.15%, 12/15/21	EUR	390	466,959
2.25%, 05/15/16	EUR	200	231,389
2.50%, 05/01/19	EUR	575	696,068
2.50%, 12/01/24	EUR	250	304,914
2.75%, 12/01/15	EUR	361	415,720
2.75%, 11/15/16	EUR	315	370,577
3.00%, 11/01/15	EUR	295	339,738
3.25%, 09/01/46[b]	EUR	325	409,278
3.50%, 11/01/17	EUR	291	355,302
3.50%, 06/01/18	EUR	297	367,322
3.50%, 12/01/18	EUR	525	656,200
3.50%, 03/01/30[b]	EUR	280	372,833
3.75%, 08/01/15	EUR	336	385,844
3.75%, 04/15/16	EUR	329	386,719
3.75%, 08/01/16	EUR	532	631,115
3.75%, 03/01/21	EUR	663	865,453
3.75%, 05/01/21	EUR	400	522,171
3.75%, 08/01/21[a]	EUR	651	852,663
3.75%, 09/01/24	EUR	350	470,525
4.00%, 02/01/17	EUR	749	905,855
4.00%, 09/01/20	EUR	466	612,223
4.00%, 02/01/37[a]	EUR	612	860,885
4.25%, 02/01/19[a]	EUR	570	733,567
4.25%, 09/01/19	EUR	564	735,475
4.25%, 03/01/20	EUR	550	724,244
4.50%, 02/01/18	EUR	472	595,529
4.50%, 08/01/18	EUR	640	819,284
4.50%, 03/01/19	EUR	703	914,757
4.50%, 02/01/20[a]	EUR	489	649,709
4.50%, 05/01/23	EUR	397	553,634
4.50%, 03/01/24	EUR	525	741,226
4.50%, 03/01/26[a]	EUR	459	659,830
4.75%, 09/15/16	EUR	509	615,001
4.75%, 05/01/17	EUR	219	270,829
4.75%, 06/01/17	EUR	418	518,589
4.75%, 09/01/21	EUR	674	931,657
4.75%, 08/01/23[b]	EUR	620	882,262
4.75%, 09/01/28[b]	EUR	372	554,326
4.75%, 09/01/44[b]	EUR	320	518,657
5.00%, 03/01/22	EUR	539	761,990

Security	Principal (000s)		Value

5.00%, 03/01/25[b]	EUR	618	$913,013
5.00%, 08/01/34[a]	EUR	477	753,953
5.00%, 08/01/39[a]	EUR	407	661,509
5.00%, 09/01/40[a]	EUR	462	753,366
5.25%, 08/01/17[a]	EUR	461	581,959
5.25%, 11/01/29	EUR	634	1,000,562
5.50%, 09/01/22	EUR	562	823,194
5.50%, 11/01/22	EUR	457	671,115
5.75%, 02/01/33	EUR	387	657,332
6.00%, 05/01/31	EUR	710	1,218,409
6.50%, 11/01/27	EUR	624	1,063,169
7.25%, 11/01/26	EUR	279	496,022
9.00%, 11/01/23	EUR	251	457,195
Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	60,746

			35,236,594

JAPAN — 23.21%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	715,998
0.10%, 03/20/18	JPY	57,500	490,653
0.10%, 06/20/19	JPY	111,900	955,320
0.10%, 09/20/19	JPY	14,100	120,368
0.20%, 03/20/17	JPY	19,750	168,813
0.20%, 06/20/17	JPY	353,150	3,019,626
0.20%, 09/20/17	JPY	306,000	2,617,666
0.20%, 12/20/17	JPY	100,000	855,719
0.20%, 09/20/18	JPY	102,700	879,846
0.20%, 12/20/18	JPY	181,000	1,551,024
0.20%, 03/20/19	JPY	152,200	1,304,503
0.20%, 06/20/19	JPY	280,000	2,400,851
0.20%, 09/20/19	JPY	47,600	408,222
0.30%, 09/20/15	JPY	32,000	272,947
0.30%, 06/20/16	JPY	81,100	693,215
0.30%, 12/20/16	JPY	167,750	1,435,982
0.30%, 03/20/17	JPY	45,300	388,018
0.30%, 06/20/18	JPY	75,000	644,407
0.30%, 09/20/18	JPY	48,000	412,702
0.40%, 09/20/16	JPY	125,000	1,070,979
0.40%, 12/20/16	JPY	84,800	727,267
0.40%, 06/20/18	JPY	30,500	262,934
0.50%, 12/20/15	JPY	53,450	457,027
0.50%, 03/20/16	JPY	37,900	324,440
Japan Government Forty Year Bond
1.70%, 03/20/54	JPY	15,000	138,962
1.90%, 03/20/53	JPY	25,900	253,243
2.00%, 03/20/52	JPY	41,300	413,735
2.20%, 03/20/49	JPY	30,200	315,899
2.20%, 03/20/50	JPY	32,850	344,080
2.20%, 03/20/51	JPY	47,050	493,399
2.40%, 03/20/48	JPY	22,750	248,171
Japan Government Ten Year Bond
0.50%, 09/20/24	JPY	200,000	1,740,195
0.50%, 12/20/24	JPY	30,500	265,141
0.60%, 03/20/23	JPY	105,450	929,386
0.60%, 09/20/23	JPY	66,850	588,911
0.60%, 12/20/23	JPY	145,550	1,280,639
0.60%, 03/20/24	JPY	110,300	970,047
0.60%, 06/20/24	JPY	99,000	870,221
0.70%, 12/20/22	JPY	28,550	253,556
0.80%, 09/20/20	JPY	100,000	887,388
0.80%, 06/20/22	JPY	185,050	1,654,273

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

0.80%, 09/20/22	JPY	193,250	$1,728,417
0.80%, 12/20/22	JPY	161,250	1,442,760
0.80%, 06/20/23	JPY	170,600	1,527,260
0.80%, 09/20/23	JPY	51,250	458,887
1.00%, 09/20/20	JPY	86,550	776,308
1.00%, 09/20/21	JPY	87,750	793,646
1.00%, 12/20/21	JPY	106,250	962,089
1.00%, 03/20/22	JPY	211,800	1,919,209
1.10%, 06/20/20	JPY	75,000	674,607
1.10%, 03/20/21	JPY	28,950	262,333
1.10%, 06/20/21	JPY	26,950	244,738
1.10%, 09/20/21	JPY	9,000	81,905
1.10%, 12/20/21	JPY	143,200	1,305,020
1.20%, 12/20/20	JPY	176,500	1,604,750
1.20%, 06/20/21	JPY	123,400	1,127,298
1.30%, 03/20/18	JPY	100,000	885,328
1.30%, 12/20/18	JPY	168,800	1,507,682
1.30%, 03/20/19	JPY	108,050	967,754
1.30%, 12/20/19	JPY	126,300	1,140,866
1.30%, 03/20/20	JPY	15,650	141,777
1.30%, 06/20/20	JPY	25,100	228,059
1.30%, 03/20/21	JPY	92,850	851,020
1.40%, 12/20/15	JPY	9,600	82,729
1.40%, 12/20/18	JPY	141,100	1,264,921
1.40%, 06/20/19	JPY	50,000	451,041
1.40%, 09/20/19	JPY	33,700	304,914
1.40%, 03/20/20	JPY	49,600	451,499
1.50%, 09/20/15	JPY	23,550	202,372
1.50%, 12/20/15	JPY	8,650	74,607
1.50%, 12/20/17	JPY	292,150	2,593,324
1.50%, 06/20/18	JPY	35,150	314,176
1.50%, 09/20/18	JPY	75,000	672,615
1.50%, 06/20/19	JPY	96,100	870,475
1.60%, 12/20/15	JPY	13,400	115,676
1.60%, 03/20/16	JPY	34,900	302,449
1.70%, 09/20/16	JPY	15,500	135,604
1.70%, 12/20/16	JPY	141,050	1,238,968
1.70%, 03/20/17	JPY	163,900	1,445,359
1.70%, 09/20/17	JPY	127,100	1,129,904
1.70%, 06/20/18	JPY	21,100	189,806
1.80%, 06/20/17	JPY	100,000	887,498
1.80%, 06/20/18	JPY	21,900	197,632
1.90%, 06/20/17	JPY	118,150	1,050,973
Japan Government Thirty Year Bond
1.10%, 03/20/33	JPY	28,800	252,623
1.70%, 12/20/43	JPY	29,650	277,397
1.70%, 03/20/44	JPY	42,900	401,160
1.70%, 06/20/44	JPY	34,000	317,773
1.70%, 09/20/44	JPY	54,550	509,574
1.80%, 11/22/32	JPY	50,650	495,673
1.80%, 03/20/43	JPY	48,750	466,882
1.80%, 09/20/43	JPY	29,450	281,563
1.90%, 09/20/42	JPY	88,250	862,193
1.90%, 06/20/43	JPY	42,100	411,509
2.00%, 09/20/40	JPY	106,850	1,062,669
2.00%, 09/20/41	JPY	89,900	896,115
2.00%, 03/20/42	JPY	83,350	830,832
2.20%, 09/20/39	JPY	74,450	766,677
2.20%, 03/20/41	JPY	80,050	826,880
2.30%, 03/20/39	JPY	60,100	629,289
2.30%, 03/20/40	JPY	83,350	875,450
2.40%, 11/20/31	JPY	46,600	495,456
2.40%, 03/20/34	JPY	5,700	60,351

Security	Principal (000s)		Value

2.40%, 03/20/37	JPY	60,100	$635,643
2.40%, 09/20/38	JPY	57,050	606,353
2.50%, 06/20/34	JPY	9,800	105,105
2.50%, 09/20/34	JPY	68,100	730,209
2.50%, 09/20/35	JPY	48,350	518,964
2.50%, 09/20/36	JPY	68,200	733,499
2.50%, 09/20/37	JPY	79,600	855,735
2.50%, 03/20/38	JPY	40,000	430,790
2.90%, 11/20/30	JPY	25,000	281,387
Japan Government Twenty Year Bond
1.40%, 09/20/34	JPY	96,000	870,894
1.50%, 03/20/33	JPY	46,400	433,288
1.50%, 03/20/34	JPY	164,500	1,522,590
1.50%, 06/20/34	JPY	81,000	747,953
1.60%, 06/20/30	JPY	90,700	874,678
1.60%, 03/20/33	JPY	33,700	319,428
1.60%, 12/20/33	JPY	121,450	1,144,234
1.70%, 12/20/31	JPY	1,600	15,501
1.70%, 09/20/32	JPY	158,700	1,531,783
1.70%, 12/20/32	JPY	65,950	635,498
1.70%, 06/20/33	JPY	58,600	562,688
1.70%, 09/20/33	JPY	64,000	613,395
1.80%, 06/20/30	JPY	22,250	220,020
1.80%, 09/20/30	JPY	7,450	73,665
1.80%, 09/20/31	JPY	118,150	1,162,822
1.80%, 12/20/31	JPY	129,200	1,270,057
1.80%, 03/20/32	JPY	4,750	46,633
1.80%, 12/20/32	JPY	12,400	121,219
1.90%, 06/20/22	JPY	15,000	144,420
1.90%, 03/20/24	JPY	18,050	176,751
1.90%, 12/20/28	JPY	63,050	632,626
1.90%, 03/20/29	JPY	47,350	475,036
1.90%, 09/20/30	JPY	22,400	224,351
1.90%, 03/20/31	JPY	1,250	12,500
1.90%, 06/20/31	JPY	24,400	243,624
2.00%, 12/20/25	JPY	10,100	101,219
2.00%, 03/20/27	JPY	7,150	72,213
2.00%, 06/20/30	JPY	43,700	443,157
2.00%, 12/20/30	JPY	4,050	41,029
2.00%, 03/20/31	JPY	8,300	84,028
2.10%, 12/20/21	JPY	69,050	669,726
2.10%, 03/20/24	JPY	36,900	367,118
2.10%, 03/20/25	JPY	47,750	479,569
2.10%, 12/20/26	JPY	82,350	839,035
2.10%, 03/20/27	JPY	51,350	523,987
2.10%, 06/20/27	JPY	5,450	55,665
2.10%, 09/20/27	JPY	11,450	117,112
2.10%, 12/20/27	JPY	73,850	755,877
2.10%, 06/20/28	JPY	18,450	189,166
2.10%, 09/20/28	JPY	54,750	561,954
2.10%, 12/20/28	JPY	43,000	441,494
2.10%, 03/20/29	JPY	46,500	477,212
2.10%, 06/20/29	JPY	55,850	573,254
2.10%, 09/20/29	JPY	74,900	768,837
2.10%, 12/20/29	JPY	59,950	615,337
2.10%, 03/20/30	JPY	62,300	639,346
2.10%, 12/20/30	JPY	42,750	438,618
2.20%, 09/21/20	JPY	72,000	687,514
2.20%, 03/20/24	JPY	14,750	147,872
2.20%, 06/20/24	JPY	50,000	502,843
2.20%, 09/20/26	JPY	20,950	215,095
2.20%, 09/20/27	JPY	19,050	196,791
2.20%, 03/20/28	JPY	50,000	517,639

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

2.20%, 09/20/28	JPY	59,100	$613,032
2.20%, 06/20/29	JPY	24,450	253,731
2.20%, 12/20/29	JPY	56,650	588,458
2.20%, 03/20/30	JPY	67,200	698,030
2.20%, 03/20/31	JPY	84,850	880,594
2.30%, 06/20/26	JPY	11,200	115,814
2.30%, 06/20/27	JPY	24,000	250,091
2.30%, 06/20/28	JPY	16,100	168,626
2.40%, 06/20/24	JPY	50,000	510,897
2.40%, 03/20/28	JPY	15,000	158,553
2.40%, 06/20/28	JPY	50,000	529,038
2.60%, 03/20/18	JPY	40,000	367,950
Japan Government Two Year Bond
0.10%, 10/15/15	JPY	4,900	41,746
0.10%, 11/15/15	JPY	3,950	33,654
0.10%, 12/15/15	JPY	12,350	105,230
0.10%, 01/15/16	JPY	18,650	158,920
0.10%, 02/15/16	JPY	45,150	384,746
0.10%, 03/15/16	JPY	100,000	852,211
0.10%, 09/15/16	JPY	300,000	2,557,860

			118,919,321
NETHERLANDS — 4.21%
Netherlands Government Bond
0.00%, 04/15/16[b]	EUR	720	813,707
0.50%, 04/15/17	EUR	420	480,435
1.25%, 01/15/18[b]	EUR	676	793,191
1.25%, 01/15/19[b]	EUR	625	741,689
1.75%, 07/15/23[b]	EUR	928	1,174,710
2.00%, 07/15/24	EUR	620	804,987
2.25%, 07/15/22[b]	EUR	883	1,146,844
2.50%, 01/15/17[b]	EUR	1,325	1,571,862
2.50%, 01/15/33[b]	EUR	359	525,428
2.75%, 01/15/47	EUR	330	547,583
3.25%, 07/15/15[b]	EUR	8	9,479
3.25%, 07/15/21[b]	EUR	1,075	1,457,371
3.50%, 07/15/20[b]	EUR	1,396	1,873,649
3.75%, 01/15/23	EUR	681	981,919
3.75%, 01/15/42[b]	EUR	916	1,742,878
4.00%, 07/15/16[b]	EUR	725	866,957
4.00%, 07/15/18[b]	EUR	725	933,486
4.00%, 07/15/19[b]	EUR	502	667,912
4.00%, 01/15/37[b]	EUR	852	1,577,180
4.50%, 07/15/17[b]	EUR	680	854,594
5.50%, 01/15/28	EUR	825	1,506,583
7.50%, 01/15/23	EUR	288	511,420

			21,583,864
NORWAY — 1.54%
Norway Government Bond
2.00%, 05/24/23	NOK	8,876	1,222,678
3.00%, 03/14/24	NOK	7,585	1,125,259
3.75%, 05/25/21	NOK	14,931	2,259,358
4.25%, 05/19/17	NOK	11,459	1,600,703
4.50%, 05/22/19	NOK	11,343	1,697,288

			7,905,286
PORTUGAL — 4.59%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[b]	EUR	759	875,564

Security	Principal (000s)		Value

3.85%, 04/15/21[b]	EUR	1,665	$2,094,824
3.88%, 02/15/30[b]	EUR	1,125	1,391,760
4.10%, 04/15/37[b]	EUR	1,306	1,642,844
4.20%, 10/15/16[b]	EUR	1,231	1,480,402
4.35%, 10/16/17[b]	EUR	2,808	3,465,959
4.45%, 06/15/18[b]	EUR	1,878	2,355,709
4.75%, 06/14/19[b]	EUR	2,019	2,600,876
4.80%, 06/15/20[b]	EUR	1,883	2,468,027
4.95%, 10/25/23[b]	EUR	1,595	2,172,044
5.65%, 02/15/24[b]	EUR	1,768	2,518,472
6.40%, 02/15/16[b]	EUR	392	470,927

			23,537,408
SPAIN — 4.47%
Spain Government Bond
0.50%, 10/31/17	EUR	175	197,536
2.10%, 04/30/17	EUR	740	866,393
2.75%, 04/30/19	EUR	771	943,927
2.75%, 10/31/24[b]	EUR	455	574,349
3.00%, 04/30/15	EUR	544	618,137
3.15%, 01/31/16	EUR	214	248,603
3.25%, 04/30/16	EUR	520	608,743
3.30%, 07/30/16	EUR	420	495,438
3.75%, 10/31/15	EUR	254	294,201
3.75%, 10/31/18	EUR	625	786,622
3.80%, 01/31/17	EUR	681	820,704
3.80%, 04/30/24[b]	EUR	425	579,155
4.00%, 04/30/20	EUR	681	890,612
4.10%, 07/30/18	EUR	640	809,520
4.20%, 01/31/37	EUR	488	732,594
4.25%, 10/31/16	EUR	420	506,429
4.30%, 10/31/19	EUR	652	855,684
4.40%, 10/31/23[b]	EUR	640	903,237
4.50%, 01/31/18	EUR	552	696,115
4.60%, 07/30/19	EUR	329	434,243
4.65%, 07/30/25	EUR	395	579,279
4.70%, 07/30/41	EUR	393	640,573
4.80%, 01/31/24	EUR	406	590,577
4.85%, 10/31/20	EUR	494	678,414
4.90%, 07/30/40	EUR	479	800,530
5.15%, 10/31/28[b]	EUR	380	596,386
5.15%, 10/31/44[b]	EUR	275	482,992
5.40%, 01/31/23[b]	EUR	530	784,868
5.50%, 07/30/17	EUR	582	738,728
5.50%, 04/30/21	EUR	716	1,025,003
5.75%, 07/30/32	EUR	451	781,382
5.85%, 01/31/22	EUR	546	811,279
5.90%, 07/30/26	EUR	400	649,177
6.00%, 01/31/29	EUR	518	875,902

			22,897,332
SWEDEN — 3.07%
Sweden Government Bond
1.50%, 11/13/23	SEK	12,735	1,668,895
2.50%, 05/12/25	SEK	11,575	1,656,794
3.00%, 07/12/16	SEK	1,120	141,372
3.50%, 06/01/22	SEK	12,720	1,887,134
3.50%, 03/30/39	SEK	9,285	1,662,287
3.75%, 08/12/17	SEK	17,785	2,361,148
4.25%, 03/12/19	SEK	24,845	3,531,467
5.00%, 12/01/20	SEK	18,325	2,833,193

			15,742,290

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2015

Security	Principal (000s)		Value

SWITZERLAND — 2.31%
Switzerland Government Bond
2.00%, 04/28/21[a]	CHF	1,100	$1,375,045
2.25%, 07/06/20[a]	CHF	837	1,050,651
2.50%, 03/12/16[a]	CHF	1,231	1,385,870
3.00%, 01/08/18[a]	CHF	1,305	1,572,865
3.00%, 05/12/19[a]	CHF	1,127	1,415,166
3.75%, 06/10/15[a]	CHF	733	809,045
4.00%, 02/11/23[a]	CHF	948	1,380,295
4.00%, 04/08/28[a]	CHF	990	1,627,708
4.25%, 06/05/17[a]	CHF	1,013	1,229,737

			11,846,382
UNITED KINGDOM — 5.83%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	799	1,214,384
1.25%, 07/22/18[a]	GBP	875	1,337,730
1.75%, 01/22/17[a]	GBP	383	589,843
1.75%, 07/22/19[a]	GBP	400	623,296
1.75%, 09/07/22[a]	GBP	550	860,403
2.00%, 01/22/16[a]	GBP	448	683,424
2.25%, 09/07/23[a]	GBP	588	954,057
2.75%, 09/07/24[a]	GBP	425	719,005
3.25%, 01/22/44[a]	GBP	523	991,612
3.50%, 01/22/45[a]	GBP	1,148	2,280,227
3.50%, 07/22/68[a]	GBP	350	780,222
3.75%, 09/07/19[a]	GBP	325	551,418
3.75%, 09/07/20[a]	GBP	772	1,332,921
3.75%, 09/07/21[a]	GBP	314	552,647
3.75%, 07/22/52[a]	GBP	127	277,189
4.00%, 03/07/22[a]	GBP	325	584,879
4.00%, 01/22/60[a]	GBP	286	683,156
4.25%, 12/07/27[a]	GBP	374	740,743
4.25%, 06/07/32[a]	GBP	511	1,050,109
4.25%, 03/07/36[a]	GBP	575	1,211,712
4.25%, 09/07/39[a]	GBP	229	495,582
4.25%, 12/07/40[a]	GBP	450	980,840
4.25%, 12/07/46[a]	GBP	180	411,408
4.25%, 12/07/49[a]	GBP	250	585,958
4.25%, 12/07/55[a]	GBP	342	837,532
4.50%, 03/07/19[a]	GBP	241	417,084
4.50%, 09/07/34[a]	GBP	472	1,014,962
4.50%, 12/07/42[a]	GBP	253	582,331
4.75%, 03/07/20[a]	GBP	675	1,206,541
4.75%, 12/07/30[a]	GBP	331	708,383
4.75%, 12/07/38[a]	GBP	308	709,913
5.00%, 03/07/18[a]	GBP	610	1,039,754
5.00%, 03/07/25[a]	GBP	383	774,166
6.00%, 12/07/28[a]	GBP	280	654,926
8.00%, 06/07/21[a]	GBP	556	1,193,131
8.75%, 08/25/17[a]	GBP	150	273,057

			29,904,545
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $535,343,320)			505,131,928

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	331	$331,058

		331,058

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,058)		331,058

TOTAL INVESTMENTS IN SECURITIES — 98.64%
(Cost: $535,674,378)		505,462,986
Other Assets, Less Liabilities — 1.36%		6,992,177

NET ASSETS — 100.00%		$512,455,163

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

181

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 18.85%

AUSTRALIA — 0.29%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	$11,200	$12,164,096

		12,164,096
AZERBAIJAN — 0.28%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	12,840	11,556,000

		11,556,000
BRAZIL — 0.49%
Caixa Economica Federal
2.38%, 11/06/17[b]	6,450	6,175,230
4.25%, 05/13/19[b]	7,800	7,722,000
4.50%, 10/03/18[b]	6,750	6,692,963

		20,590,193
BRITISH VIRGIN ISLANDS — 3.28%
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	5,000	4,981,825
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	11,858	12,621,774
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	9,248	9,416,893
3.90%, 05/17/22[b]	15,692	16,487,114
4.88%, 05/17/42[b]	12,144	13,713,126
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	14,500	15,649,126
Sinopec Group Overseas Development 2014 Ltd.
1.03%, 04/10/17[b,c]	14,080	14,044,034
1.75%, 04/10/17[b]	14,125	14,086,115
4.38%, 04/10/24[b]	1,000	1,083,003
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	26,725	26,931,854
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	5,000	5,093,399
4.13%, 05/07/24[b]	2,500	2,721,892

		136,830,155
CAYMAN ISLANDS — 0.51%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	8,500	8,518,176
EP PetroEcuador via Noble Sovereign Funding I Ltd.
5.89%, 09/24/19[b,c]	14,821	12,746,060

		21,264,236
CHILE — 1.09%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	16,728	16,264,384
3.75%, 11/04/20[b]	12,661	13,003,100

Security	Principal (000s)	Value

3.88%, 11/03/21[b]	$15,700	$16,265,671

		45,533,155
CHINA — 0.65%
Export-Import Bank of China (The)
2.50%, 07/31/19[b]	10,400	10,520,008
3.63%, 07/31/24[b]	15,800	16,721,772

		27,241,780
INDONESIA — 1.30%
Pertamina Persero PT
4.30%, 05/20/23[b]	10,090	10,014,325
4.88%, 05/03/22[b]	7,096	7,325,201
5.25%, 05/23/21[b]	6,000	6,337,800
5.63%, 05/20/43[b]	7,620	7,493,356
6.00%, 05/03/42[b]	4,238	4,339,203
6.45%, 05/30/44[b]	8,500	9,190,625
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	5,160	4,901,690
5.50%, 11/22/21[b]	4,500	4,846,725

		54,448,925
IRELAND — 0.63%
Russian Railways OJSC via RZD Capital PLC
5.70%, 04/05/22[b]	6,500	5,102,500
5.74%, 04/03/17[b]	7,146	6,645,780
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	3,400	2,229,414
6.03%, 07/05/22[b]	2,700	1,782,000
6.80%, 11/22/25[b]	6,100	4,087,915
6.90%, 07/09/20[b]	8,778	6,460,608

		26,308,217
KAZAKHSTAN — 2.22%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	15,734	12,571,466
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	16,983	18,297,484
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	10,376	9,040,090
5.75%, 04/30/43[b]	32,898	26,496,214
6.38%, 04/09/21[b]	10,330	10,123,400
7.00%, 05/05/20[b]	16,135	16,417,362

		92,946,016
LUXEMBOURG — 0.32%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	7,600	6,073,616
5.30%, 12/27/17[b]	3,600	3,004,884
6.30%, 05/15/17[b]	4,755	4,197,904

		13,276,404
MALAYSIA — 2.26%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	38,500	34,804,000
Petronas Capital Ltd.
5.25%, 08/12/19[b]	38,296	43,006,791
7.88%, 05/22/22[b]	12,841	16,654,093

		94,464,884

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

MEXICO — 2.54%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	$3,336	$3,587,734
4.88%, 01/15/24[b]	4,200	4,431,462
Petroleos Mexicanos
5.50%, 01/21/21	13,842	14,997,807
5.50%, 06/27/44	12,229	12,166,510
5.75%, 03/01/18	8,903	9,648,982
6.38%, 01/23/45	10,200	11,269,980
6.50%, 06/02/41	8,617	9,643,285
6.63%, 06/15/35	12,560	14,410,088
8.00%, 05/03/19	21,756	25,900,518

		106,056,366
NETHERLANDS — 0.44%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	11,517	10,250,130
Majapahit Holding BV
7.75%, 01/20/20[b]	6,915	8,106,455

		18,356,585
PHILIPPINES — 0.58%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	8,848	10,584,420
7.39%, 12/02/24[b]	10,266	13,679,445

		24,263,865
SOUTH AFRICA — 0.99%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	19,297	18,959,303
6.75%, 08/06/23[b]	10,548	10,706,220
Transnet SOC Ltd.
4.00%, 07/26/22[b]	11,898	11,705,847

		41,371,370
VENEZUELA — 0.98%
Petroleos de Venezuela SA
5.25%, 04/12/17[b]	8,250	3,097,256
5.38%, 04/12/27[b]	9,873	3,030,085
5.50%, 04/12/37[b]	6,268	1,892,936
6.00%, 05/16/24[b]	7,988	2,488,262
6.00%, 11/15/26[b]	18,382	5,631,326
8.50%, 11/02/17[b]	21,697	12,325,838
9.00%, 11/17/21[b]	9,075	3,169,444
9.75%, 05/17/35[b]	12,759	4,465,731
12.75%, 02/17/22[b]	11,325	4,717,429

		40,818,307

TOTAL CORPORATE BONDS & NOTES
(Cost: $855,020,737)		787,490,554

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.51%

ARGENTINA — 2.28%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	$61,704	$31,990,439
8.28%, 12/31/33[d]	18,419	16,622,762
8.28%, 12/31/33[d]	50,454	46,543,575

		95,156,776
AZERBAIJAN — 0.42%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	18,200	17,699,500

		17,699,500
BRAZIL — 4.59%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	1,300	1,282,125
5.50%, 07/12/20[b]	7,700	7,869,400
5.75%, 09/26/23[b]	9,961	10,200,064
6.37%, 06/16/18[b]	8,300	8,845,310
6.50%, 06/10/19[b]	6,115	6,502,997
Brazilian Government International Bond
2.63%, 01/05/23	5,104	4,573,184
4.25%, 01/07/25	29,675	29,556,300
4.88%, 01/22/21	18,400	19,412,000
5.00%, 01/27/45	19,948	19,150,080
5.63%, 01/07/41	13,786	14,509,765
5.88%, 01/15/19	13,902	15,521,583
7.13%, 01/20/37	13,715	17,006,600
8.25%, 01/20/34	11,872	16,086,560
10.13%, 05/15/27	8,901	13,507,267
11.00%, 08/17/40 (Call 08/17/15)	7,217	7,630,173

		191,653,408
CAYMAN ISLANDS — 0.18%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	7,646	7,546,984

		7,546,984
CHILE — 1.01%
Chile Government International Bond
3.13%, 03/27/25	12,410	12,906,400
3.25%, 09/14/21	7,000	7,372,400
3.88%, 08/05/20	20,149	21,811,293

		42,090,093
COLOMBIA — 4.35%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	9,418	8,923,555
4.00%, 02/26/24 (Call 11/26/23)	22,786	23,720,226
4.38%, 07/12/21	20,057	21,390,791
5.63%, 02/26/44 (Call 08/26/43)	26,260	30,461,600
6.13%, 01/18/41	25,824	31,634,400
7.38%, 03/18/19	21,600	25,466,400
7.38%, 09/18/37	19,443	26,782,732
8.13%, 05/21/24	10,076	13,401,080

		181,780,784

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

COSTA RICA — 0.64%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	$11,870	$10,964,913
7.00%, 04/04/44[b]	16,090	15,647,525

		26,612,438
CROATIA — 2.88%
Croatia Government International Bond
5.50%, 04/04/23[b]	18,490	19,542,821
6.00%, 01/26/24[b]	22,117	24,162,822
6.25%, 04/27/17[b]	19,154	20,303,240
6.38%, 03/24/21[b]	18,544	20,372,253
6.63%, 07/14/20[b]	14,487	15,953,809
6.75%, 11/05/19[b]	18,173	20,013,016

		120,347,961
DOMINICAN REPUBLIC — 1.45%
Dominican Republic International Bond
5.88%, 04/18/24[b]	15,800	16,669,000
7.45%, 04/30/44[b]	20,966	23,062,600
7.50%, 05/06/21[b]	18,577	20,852,683

		60,584,283
ECUADOR — 0.59%
Ecuador Government International Bond
7.95%, 06/20/24[b]	28,061	24,763,833

		24,763,833
EGYPT — 0.36%
Egypt Government International Bond
5.75%, 04/29/20[b]	14,074	15,023,432

		15,023,432
EL SALVADOR — 0.36%
El Salvador Government International Bond
7.65%, 06/15/35[b]	13,792	14,947,080

		14,947,080
ETHIOPIA — 0.33%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24[e]	14,000	13,615,000

		13,615,000
GABON — 0.47%
Gabonese Republic
6.38%, 12/12/24[b]	20,770	19,523,800

		19,523,800
GHANA — 0.58%
Republic of Ghana
7.88%, 08/07/23[b]	12,300	10,767,912
8.13%, 01/18/26[b]	15,380	13,459,192

		24,227,104

Security	Principal (000s)	Value

HUNGARY — 4.25%
Hungary Government International Bond
4.00%, 03/25/19	$4,340	$4,545,759
4.13%, 02/19/18	16,102	16,823,825
5.38%, 02/21/23	20,886	23,470,643
5.38%, 03/25/24	22,454	25,562,307
5.75%, 11/22/23	21,598	24,891,695
6.25%, 01/29/20	21,849	25,088,114
6.38%, 03/29/21	34,012	39,964,100
7.63%, 03/29/41	11,804	17,468,622

		177,815,065
INDONESIA — 4.04%
Indonesia Government International Bond
3.38%, 04/15/23[b]	8,600	8,395,750
3.75%, 04/25/22[b]	9,356	9,443,759
4.63%, 04/15/43[b]	9,775	9,599,832
4.88%, 05/05/21[b]	13,760	14,860,800
5.25%, 01/17/42[b]	10,068	10,691,008
5.38%, 10/17/23[b]	6,413	7,142,479
5.88%, 03/13/20[b]	8,434	9,506,720
5.88%, 01/15/24[b]	9,022	10,442,965
6.63%, 02/17/37[b]	7,992	9,817,692
6.75%, 01/15/44[b]	13,088	16,883,520
6.88%, 03/09/17[b]	4,773	5,244,334
6.88%, 01/17/18[b]	10,299	11,650,744
7.75%, 01/17/38[b]	11,234	15,481,912
8.50%, 10/12/35[b]	9,790	14,293,400
11.63%, 03/04/19[b]	11,349	15,189,956

		168,644,871
IRAQ — 0.71%
Republic of Iraq
5.80%, 01/15/28[b] (Call 03/16/15)	37,090	29,672,000

		29,672,000
IVORY COAST — 0.78%
Ivory Coast Government International Bond
7.77%, 12/31/32[b,f]	34,781	32,520,235

		32,520,235
KAZAKHSTAN — 0.77%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	11,700	9,418,500
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	14,500	13,104,375
4.88%, 10/14/44[b]	11,140	9,733,575

		32,256,450
KENYA — 0.72%
Kenya Government International Bond
6.88%, 06/24/24[b]	29,010	30,170,400

		30,170,400

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

LATVIA — 0.42%
Republic of Latvia
2.75%, 01/12/20[b]	$17,429	$17,641,839

		17,641,839
LEBANON — 3.12%
Lebanon Government International Bond
5.15%, 11/12/18[b]	12,235	12,143,238
6.00%, 01/27/23[b]	14,122	14,157,305
6.10%, 10/04/22[b]	12,805	12,933,050
6.38%, 03/09/20	11,809	12,222,315
6.60%, 11/27/26[b]	20,716	21,285,690
6.75%, 11/29/27[b]	13,092	13,530,582
8.25%, 04/12/21[b]	20,217	22,612,714
9.00%, 03/20/17	19,710	21,434,625

		130,319,519
LITHUANIA — 2.01%
Lithuania Government International Bond
6.13%, 03/09/21[b]	21,240	25,336,408
6.63%, 02/01/22[b]	17,809	22,127,282
7.38%, 02/11/20[b]	29,714	36,418,821

		83,882,511
MEXICO — 2.95%
Mexico Government International Bond
3.63%, 03/15/22	10,842	11,222,662
4.00%, 10/02/23	20,032	21,183,840
4.75%, 03/08/44	14,156	15,323,870
5.13%, 01/15/20	9,400	10,530,820
5.55%, 01/21/45	11,230	13,672,525
5.75%, 10/12/10	8,706	9,804,175
5.95%, 03/19/19	7,414	8,481,616
6.05%, 01/11/40	11,464	14,473,300
6.75%, 09/27/34	9,420	12,764,100
8.30%, 08/15/31	3,800	5,842,500

		123,299,408
MONGOLIA — 0.27%
Mongolia Government International Bond
5.13%, 12/05/22[b]	13,465	11,175,950

		11,175,950
MOROCCO — 0.52%
Morocco Government International Bond
4.25%, 12/11/22[b]	20,809	21,797,428

		21,797,428
NETHERLANDS — 0.32%
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/19[b]	13,720	13,274,100

		13,274,100

Security	Principal (000s)	Value

PAKISTAN — 0.66%
Pakistan Government International Bond
7.25%, 04/15/19[b]	$12,781	$13,020,644
8.25%, 04/15/24[b]	14,181	14,641,882

		27,662,526
PANAMA — 1.91%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)	17,000	17,892,500
5.20%, 01/30/20	21,239	23,732,459
6.70%, 01/26/36	28,288	38,188,800

		79,813,759
PARAGUAY — 0.36%
Republic of Paraguay
6.10%, 08/11/44[b]	13,900	15,290,000

		15,290,000
PERU — 3.22%
Peruvian Government International Bond
5.63%, 11/18/50	25,363	31,259,897
6.55%, 03/14/37	15,902	21,217,244
7.35%, 07/21/25	27,935	37,782,087
8.75%, 11/21/33	27,779	44,168,610

		134,427,838
PHILIPPINES — 5.11%
Philippine Government International Bond
3.95%, 01/20/40	1,500	1,646,250
4.00%, 01/15/21	16,932	18,619,951
4.20%, 01/21/24	14,931	16,760,047
5.00%, 01/13/37	10,940	13,524,575
5.50%, 03/30/26	14,000	17,272,500
6.38%, 01/15/32	12,615	17,329,856
6.38%, 10/23/34	26,756	37,926,630
7.75%, 01/14/31	20,555	31,166,519
8.38%, 06/17/19	10,661	13,472,839
9.50%, 02/02/30	14,282	24,250,836
10.63%, 03/16/25	13,153	21,542,115

		213,512,118
POLAND — 3.77%
Poland Government International Bond
3.00%, 03/17/23	20,654	21,028,288
4.00%, 01/22/24	22,485	24,469,072
5.00%, 03/23/22	32,858	37,696,012
5.13%, 04/21/21	22,103	25,369,381
6.38%, 07/15/19	41,507	48,942,979

		157,505,732
ROMANIA — 2.22%
Romanian Government International Bond
4.38%, 08/22/23[b]	18,480	20,138,580
4.88%, 01/22/24[b]	14,532	16,384,830
6.13%, 01/22/44[b]	12,660	16,885,275
6.75%, 02/07/22[b]	31,925	39,184,745

		92,593,430

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal (000s)	Value

RUSSIA — 3.58%
Russian Foreign Bond — Eurobond
3.25%, 04/04/17[b]	$2,400	$2,262,000
3.50%, 01/16/19[b]	8,000	6,940,400
4.50%, 04/04/22[b]	7,400	6,206,750
4.88%, 09/16/23[b]	14,600	12,282,250
5.00%, 04/29/20[b]	15,600	13,804,596
5.63%, 04/04/42[b]	7,800	6,181,500
5.88%, 09/16/43[b]	9,800	8,036,000
7.50%, 03/31/30[b,f]	61,746	62,178,418
11.00%, 07/24/18[b]	15,559	17,216,812
12.75%, 06/24/28[b]	10,839	14,632,650

		149,741,376
SERBIA — 1.59%
Republic of Serbia
4.88%, 02/25/20[b]	17,888	18,290,480
5.88%, 12/03/18[b]	13,659	14,428,002
7.25%, 09/28/21[b]	29,584	33,836,700

		66,555,182
SLOVAKIA — 0.55%
Slovakia Government International Bond
4.38%, 05/21/22[b]	20,509	22,935,586

		22,935,586
SOUTH AFRICA — 2.77%
South Africa Government International Bond
4.67%, 01/17/24	11,297	12,059,547
5.38%, 07/24/44	11,551	12,893,804
5.50%, 03/09/20	20,229	22,251,900
5.88%, 05/30/22	13,902	15,917,790
5.88%, 09/16/25	23,780	27,614,525
6.88%, 05/27/19	21,808	25,079,200

		115,816,766
SRI LANKA — 1.37%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	15,044	15,702,175
6.00%, 01/14/19[b]	11,128	11,614,850
6.25%, 10/04/20[b]	14,525	15,360,187
6.25%, 07/27/21[b]	13,981	14,802,384

		57,479,596
TUNISIA — 0.26%
Banque Centrale de Tunisie SA
5.75%, 01/30/25[e]	10,670	10,856,725

		10,856,725
TURKEY — 5.94%
Turkey Government International Bond
3.25%, 03/23/23	11,966	11,562,148
4.88%, 04/16/43	8,822	9,230,018

Security	Principal (000s)	Value

5.13%, 03/25/22	$968	$1,051,490
5.63%, 03/30/21	12,700	14,128,750
5.75%, 03/22/24	14,518	16,604,962
6.00%, 01/14/41	16,765	19,971,306
6.25%, 09/26/22	16,289	18,915,601
6.63%, 02/17/45	6,786	8,770,905
6.75%, 04/03/18	11,839	13,230,082
6.75%, 05/30/40	11,176	14,472,920
6.88%, 03/17/36	17,388	22,495,725
7.00%, 03/11/19	9,803	11,273,450
7.00%, 06/05/20	12,298	14,424,324
7.25%, 03/05/38	7,447	10,109,303
7.38%, 02/05/25	15,041	19,158,474
7.50%, 07/14/17	11,038	12,352,074
8.00%, 02/14/34	9,385	13,385,356
11.88%, 01/15/30	9,300	16,926,000

		248,062,888
UKRAINE — 1.38%
Ukraine Government International Bond
7.50%, 04/17/23[b]	15,021	7,435,395
7.75%, 09/23/20[b]	17,308	8,956,890
7.80%, 11/28/22[b]	27,330	13,596,675
7.95%, 02/23/21[b]	18,626	9,592,390
9.25%, 07/24/17[b]	34,180	18,115,400

		57,696,750
URUGUAY — 1.93%
Uruguay Government International Bond
4.50%, 08/14/24	27,501	30,044,842
5.10%, 06/18/50	27,523	30,000,360
7.63%, 03/21/36	14,345	20,585,075

		80,630,277
VENEZUELA — 0.82%
Venezuela Government International Bond
6.00%, 12/09/20[b]	1,416	449,580
7.00%, 12/01/18[b]	1,677	586,950
7.00%, 03/31/38[b]	3,754	1,191,895
7.65%, 04/21/25	6,163	1,987,568
7.75%, 10/13/19[b]	9,197	3,012,018
8.25%, 10/13/24[b]	10,330	3,383,075
9.00%, 05/07/23[b]	4,674	1,554,105
9.25%, 09/15/27	13,773	5,096,010
9.25%, 05/07/28[b]	8,118	2,719,530
9.38%, 01/13/34	5,990	2,051,575
11.75%, 10/21/26[b]	10,606	3,791,645
11.95%, 08/05/31[b]	12,344	4,474,772
12.75%, 08/23/22[b]	10,875	4,078,125

		34,376,848
VIETNAM — 0.35%
Vietnam Government International Bond
4.80%, 11/19/24[b]	14,051	14,683,295

		14,683,295

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

ZAMBIA — 0.35%
Zambia Government International Bond
8.50%, 04/14/24[b]	$13,800	$14,490,000

		14,490,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,377,841,016)		3,322,172,944

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]	11,318	11,317,793

		11,317,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,317,793)		11,317,793

TOTAL INVESTMENTS IN SECURITIES — 98.63%
(Cost: $4,244,179,546)		4,120,981,291
Other Assets, Less Liabilities — 1.37%		57,231,617

NET ASSETS — 100.00%		$4,178,212,908

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES®TIPS BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.90%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$809,729	$812,512,710
0.13%, 04/15/17[a]	452,517	458,314,819
0.13%, 04/15/18[a]	1,319,075	1,340,922,345
0.13%, 04/15/19[a]	676,996	689,266,652
0.13%, 01/15/22[a]	334,750	339,719,160
0.13%, 07/15/22	471,361	479,756,762
0.13%, 01/15/23	654,014	662,086,676
0.13%, 07/15/24	819,764	831,035,667
0.38%, 07/15/23[a]	1,007,913	1,044,764,793
0.50%, 04/15/15[a]	1,565	1,548,914
0.63%, 07/15/21[a]	399,427	420,584,130
0.63%, 01/15/24[a]	936,515	986,852,397
0.63%, 02/15/43[a]	24,222	24,747,721
0.75%, 02/15/42[a]	283,991	298,278,987
1.13%, 01/15/21[a]	475,249	511,783,695
1.25%, 07/15/20[a]	230,655	250,657,477
1.38%, 07/15/18[a]	6,586	7,038,028
1.38%, 01/15/20	288,517	312,545,215
1.38%, 02/15/44	374,474	459,549,336
1.63%, 01/15/18	25,555	27,204,592
1.75%, 01/15/28[a]	200,918	238,339,206
1.88%, 07/15/15[a]	2,151	2,161,651
1.88%, 07/15/19[a]	467,471	516,481,930
2.00%, 01/15/16[a]	314,798	320,405,281
2.00%, 01/15/26[a]	13,298	15,994,814
2.13%, 01/15/19[a]	6,244	6,874,473
2.13%, 02/15/40	148,756	205,562,326
2.13%, 02/15/41	137,902	192,652,885
2.38%, 01/15/17[a]	69,487	73,482,956
2.38%, 01/15/25[a]	18,063	22,236,654
2.38%, 01/15/27	167,714	210,193,388
2.50%, 07/15/16[a]	4,686	4,907,489
2.50%, 01/15/29[a]	249,228	323,724,310
2.63%, 07/15/17[a]	1,026	1,113,505
3.38%, 04/15/32[a]	57,630	85,977,010
3.63%, 04/15/28	79,350	113,730,323
3.88%, 04/15/29	228,533	341,263,456
U.S. Treasury Inflation-Indexed Note
0.25%, 01/15/25	64,794	66,191,070

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,317,447,315)		12,700,462,803

SHORT-TERM INVESTMENTS — 15.98%

MONEY MARKET FUNDS — 15.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	1,847,363	1,847,362,601

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	149,423	$149,423,191
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	34,536	34,536,429
		2,031,322,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,031,322,221)		2,031,322,221

TOTAL INVESTMENTS IN SECURITIES — 115.88%
(Cost: $14,348,769,536)		14,731,785,024
Other Assets, Less Liabilities — (15.88)%		(2,019,093,607)

NET ASSETS — 100.00%		$12,712,691,417

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® TREASURY FLOATING RATE BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.90%
U.S. Treasury Floating Rate Note
0.07%, 01/31/16[a]	$1,470	$1,469,809
0.07%, 10/31/16[a]	1,950	1,949,240
0.09%, 04/30/16[a]	3,840	3,840,038
0.09%, 07/31/16[a]	1,750	1,750,017
1.00%, 01/31/17[a]	1,000	999,980

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,011,050)		10,009,084

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	7	7,457

TOTAL MONEY MARKET FUNDS
(Cost: $7,457)		7,457

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $10,018,507)		10,016,541
Other Assets, Less Liabilities — 0.02%		2,356

NET ASSETS — 100.00%		$10,018,897

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

189

Schedule of Investments  (Unaudited)

iSHARES® UTILITIES BOND ETF

January 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.20%

DIVERSIFIED FINANCIAL SERVICES — 2.96%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)[a]	$50	$49,250
5.45%, 02/01/18	150	168,310
10.38%, 11/01/18	200	262,430

		479,990
ELECTRIC — 85.54%
Alabama Power Co.
6.00%, 03/01/39[b]	150	209,605
6.13%, 05/15/38	50	71,031
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)[b]	100	117,809
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	125	140,287
7.00%, 04/01/38	75	110,168
Arizona Public Service Co.
4.70%, 01/15/44 (Call 07/15/43)	75	91,825
8.75%, 03/01/19	100	127,500
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	25	28,086
5.15%, 11/15/43 (Call 05/15/43)	25	30,842
6.13%, 04/01/36	225	302,770
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	52,175
4.50%, 04/01/44 (Call 10/01/43)	75	90,728
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	59,269
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	100	107,347
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	54,189
4.45%, 03/15/44 (Call 09/15/43)	100	116,581
4.63%, 12/01/54 (Call 06/01/54)	50	58,552
5.50%, 09/15/16	200	214,675
Series 08-B
6.75%, 04/01/38	100	146,059
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	56,634
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	100	104,504
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	100	106,782
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	100	100,099
Series F
5.25%, 08/01/33	100	121,306
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	75	80,158
4.30%, 07/01/44 (Call 01/01/44)	50	58,494
DTE Energy Co.
6.35%, 06/01/16	200	214,407
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	75	83,859

Security	Principal (000s)	Value

6.05%, 04/15/38	$150	$212,368
7.00%, 11/15/18	150	179,176
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[b]	150	162,469
3.95%, 10/15/23 (Call 07/15/23)	50	54,504
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	50	54,210
6.40%, 06/15/38	50	73,788
Duke Energy Progress Inc.
4.38%, 03/30/44 (Call 09/30/43)	325	385,707
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	105,370
Entergy Louisiana LLC
5.40%, 11/01/24	100	119,697
Entergy Texas Inc.
7.13%, 02/01/19	150	179,392
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	175	186,520
5.20%, 10/01/19	100	112,181
5.60%, 06/15/42 (Call 12/15/41)	90	104,483
6.25%, 10/01/39	125	156,185
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	125	140,125
6.80%, 08/15/39	50	56,462
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	75	82,941
4.05%, 06/01/42 (Call 12/01/41)	50	57,366
5.69%, 03/01/40	150	206,864
Georgia Power Co.
2.85%, 05/15/22	50	51,129
4.30%, 03/15/42	150	171,898
4.30%, 03/15/43	25	28,583
Indiana Michigan Power Co.
7.00%, 03/15/19[b]	150	179,906
Series J
3.20%, 03/15/23 (Call 12/15/22)	100	103,175
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	75	79,303
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	96	115,003
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	62,313
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	75	96,277
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	50	51,414
4.40%, 10/15/44 (Call 04/15/44)	100	118,934
4.80%, 09/15/43 (Call 03/15/43)	150	187,348
Nevada Power Co.
6.50%, 08/01/18	100	115,656
7.13%, 03/15/19	100	120,254
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	400	407,206
Northeast Utilities
Series H
3.15%, 01/15/25 (Call 10/15/24)	25	25,678
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	50	51,113
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)[b]	50	59,348
5.63%, 11/15/17	150	167,265
NV Energy Inc.
6.25%, 11/15/20	150	178,948

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

January 31, 2015

Security	Principal (000s)	Value

Oglethorpe Power Corp.
4.20%, 12/01/42	$50	$53,637
4.55%, 06/01/44	35	39,448
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	75	90,464
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	100	119,992
7.00%, 05/01/32	100	148,106
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	300	313,550
3.85%, 11/15/23 (Call 08/15/23)	50	54,443
4.75%, 02/15/44 (Call 08/15/43)	100	119,296
5.80%, 03/01/37	100	130,503
6.05%, 03/01/34	125	168,987
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	150	162,256
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	35	37,818
4.15%, 03/15/43 (Call 09/15/42)	25	28,461
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	150	155,932
3.95%, 03/15/24 (Call 12/15/23)[b]	150	162,258
4.70%, 06/01/43 (Call 12/01/42)	35	40,478
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	104,242
PSEG Power LLC
5.32%, 09/15/16[b]	150	160,094
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	74,589
3.60%, 09/15/42 (Call 03/15/42)	50	52,810
3.95%, 03/15/43 (Call 09/15/42)	50	55,906
4.30%, 03/15/44 (Call 09/15/43)[b]	125	147,381
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	99,671
3.95%, 05/01/42 (Call 11/01/41)	50	55,222
Series I
1.80%, 06/01/19 (Call 05/01/19)	150	150,287
4.00%, 06/01/44 (Call 12/01/43)	150	169,272
Puget Energy Inc.
6.00%, 09/01/21	150	177,653
Puget Sound Energy Inc.
5.76%, 10/01/39	100	138,408
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	158,086
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)	25	28,230
4.60%, 06/15/43 (Call 12/15/42)	75	88,636
6.63%, 02/01/32	100	137,666
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	27,666
4.65%, 10/01/43 (Call 04/01/43)	100	123,051
Series 08-A
5.95%, 02/01/38	100	137,798
Series C
3.50%, 10/01/23 (Call 07/01/23)	300	325,042
3.60%, 02/01/45 (Call 08/01/44)	25	26,479
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	75	87,933
TECO Finance Inc.
6.57%, 11/01/17	175	198,153
Toledo Edison Co. (The)
6.15%, 05/15/37	35	46,431
TransAlta Corp.
1.90%, 06/03/17	100	98,083
4.50%, 11/15/22 (Call 08/15/22)[b]	50	50,545

Security	Principal (000s)	Value

Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	$50	$51,036
3.45%, 02/15/24 (Call 11/15/23)[b]	200	214,441
4.00%, 01/15/43 (Call 07/15/42)	50	55,277
4.45%, 02/15/44 (Call 08/15/43)	50	59,283
8.88%, 11/15/38	75	133,275
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	60,774
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	56,072
Wisconsin Electric Power Co.
4.25%, 06/01/44 (Call 12/01/43)	125	145,559
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)[b]	75	84,892
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	195,512

		13,857,384
GAS — 6.60%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)[b]	75	85,415
5.88%, 03/15/41 (Call 09/15/40)	25	33,570
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	50	55,634
8.50%, 03/15/19	50	62,948
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	50,005
4.90%, 12/01/21 (Call 09/01/21)	100	109,256
National Grid PLC
6.30%, 08/01/16	100	107,713
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	25,160
3.55%, 06/15/24 (Call 03/15/24)	250	263,995
6.00%, 10/15/39	25	33,155
6.50%, 06/01/16	100	107,221
Southern California Gas Co. Series KK
5.75%, 11/15/35	100	134,365

		1,068,437
WATER — 1.10%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	100	105,313
6.59%, 10/15/37	50	73,525

		178,838

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,540,121)		15,584,649

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

January 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 0.36%
U.S. Treasury Note/Bond
3.00%, 11/15/44	$50	$58,023

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $52,491)		58,023

SHORT-TERM INVESTMENTS — 12.27%

MONEY MARKET FUNDS — 12.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,476	1,476,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	119	119,396
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	392	391,654

		1,987,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,987,179)		1,987,179

TOTAL INVESTMENTS IN SECURITIES — 108.83%
(Cost: $16,579,791)		17,629,851
Other Assets, Less Liabilities — (8.83)%		(1,430,651)

NET ASSETS — 100.00%		$16,199,200

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

192

Schedule of Investments  (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

INVESTMENT GRADE BONDS — 50.37%
iShares 1-3 Year Credit Bond ETF[a]	13,616	$1,435,943
iShares 10+ Year Credit Bond ETF[a]	5,493	355,891
iShares Intermediate Credit Bond ETF[a]	24,191	2,691,733

		4,483,567
MORTGAGE-BACKED SECURITIES — 30.04%
iShares MBS ETF[a]	24,254	2,674,246

		2,674,246
NON-INVESTMENT GRADE BONDS — 19.59%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	19,325	1,743,695

		1,743,695

TOTAL INVESTMENT COMPANIES
(Cost: $8,834,472)		8,901,508

SHORT-TERM INVESTMENTS — 20.04%

MONEY MARKET FUNDS — 20.04%
BlackRock Cash Funds: Instituitional, SL Agency Shares
0.15%[a,c,d]	1,682,488	1,682,488
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[a,c,d]	101,210	101,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	154	154

		1,783,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,783,852)		1,783,852

TOTAL INVESTMENTS IN SECURITIES — 120.04%
(Cost: $10,618,324)		10,685,360
Other Assets, Less Liabilities — (20.04)%		(1,783,741)

NET ASSETS — 100.00%		$8,901,619

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

193

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
0-5 Year High Yield Corporate Bond
0-5 Year Investment Grade Corporate Bond
0-5 Year TIPS Bond
1-3 Year International Treasury Bond
Aaa–A Rated Corporate Bond
B–Ca Rated Corporate Bond
Baa–Ba Rated Corporate Bond
CMBS
Core GNMA Bond
Core Short-Term USD Bond
Core Total USD Bond Market
Core U.S. Treasury Bond
Financials Bond
Floating Rate Bond
Global Inflation-Linked Bond
iBonds Dec 2016 Corporate
iBonds Mar 2016 Corporate

iShares ETF
iBonds Mar 2016 Corporate ex-Financials
iBonds Dec 2018 Corporate
iBonds Mar 2018 Corporate
iBonds Mar 2018 Corporate ex-Financials
iBonds Dec 2020 Corporate[a]
iBonds Mar 2020 Corporate
iBonds Mar 2020 Corporate ex-Financials
iBonds Mar 2023 Corporate
iBonds Mar 2023 Corporate ex-Financials
Industrials Bond
International Inflation-Linked Bond
International Treasury Bond
J.P. Morgan USD Emerging Markets Bond
TIPS Bond
Treasury Floating Rate Bond
Utilities Bond
Yield Optimized Bond

[a]	The Fund commenced operations on December 2, 2014.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

0-5 Year High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$117,717,839	$—	$117,717,839
Money Market Funds	16,373,341	—	—	16,373,341

	$16,373,341	$117,717,839	$—	$134,091,180

0-5 Year Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$32,477,401	$—	$32,477,401
U.S. Government & Agency Obligations	—	127,629	—	127,629
Money Market Funds	3,139,261	—	—	3,139,261

	$3,139,261	$32,605,030	$—	$35,744,291

0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$483,680,418	$—	$483,680,418
Money Market Funds	16,482,444	—	—	16,482,444

	$16,482,444	$483,680,418	$—	$500,162,862

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$151,706,202	$—	$151,706,202
Money Market Funds	57,721	—	—	57,721

	$57,721	$151,706,202	$—	$151,763,923

Aaa–A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$415,010,941	$—	$415,010,941
Money Market Funds	28,853,295	—	—	28,853,295

	$28,853,295	$415,010,941	$—	$443,864,236

B–Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$21,397,077	$—	$21,397,077
Money Market Funds	2,717,592	—	—	2,717,592

	$2,717,592	$21,397,077	$—	$24,114,669

Baa–Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$108,475,384	$—	$108,475,384
U.S. Government Obligations	—	213,005	—	213,005
Money Market Funds	9,579,490	—	—	9,579,490

	$9,579,490	$108,688,389	$—	$118,267,879

CMBS
Assets:
Collateralized Mortgage Obligations	$—	$124,826,628	$—	$124,826,628
Money Market Funds	758,535	—	—	758,535

	$758,535	$124,826,628	$—	$125,585,163

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$50,252,632	$—	$50,252,632
Money Market Funds	18,905,372	—	—	18,905,372

	18,905,372	50,252,632	—	69,158,004

Core Short-Term USD Bond
Assets:
Asset-Backed Securities	$—	$1,551,728	$—	$1,551,728
Collateralized Mortgage Obligations	—	5,553,734	—	5,553,734
Corporate Bonds & Notes	—	93,448,739	—	93,448,739
Foreign Government Obligations	—	20,641,755	—	20,641,755
U.S. Government & Agency Obligations	—	173,597,746	—	173,597,746
Money Market Funds	94,414,707	—	—	94,414,707

	$94,414,707	$294,793,702	$—	$389,208,409

Core Total USD Bond Market
Assets:
Asset-Backed Securities	$—	$510,789	$—	$510,789
Collateralized Mortgage Obligations	—	6,275,012	—	6,275,012
Corporate Bonds & Notes	—	115,761,478	—	115,761,478
Foreign Government Obligations	—	19,139,845	—	19,139,845
Municipal Debt Obligations	—	2,655,180	—	2,655,180
U.S. Government & Agency Obligations	—	216,676,840	—	216,676,840
Money Market Funds	5,834,148	—	—	5,834,148

	$5,834,148	$361,019,144	$—	$366,853,292

Core U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$405,603,240	$—	$405,603,240
Money Market Funds	118,522,443	—	—	118,522,443

	$118,522,443	$405,603,240	$—	$524,125,683

Financials Bond
Assets:
Corporate Bonds & Notes	$—	$5,184,643	$—	$5,184,643
Money Market Funds	494,818	—	—	494,818

	$494,818	$5,184,643	$—	$5,679,461

Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$3,067,824,658	$—	$3,067,824,658
Foreign Government Obligations	—	256,318,822	—	256,318,822
Money Market Funds	187,962,350	—	—	187,962,350

	$187,962,350	$3,324,143,480	$—	$3,512,105,830

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$15,211,218	$—	$15,211,218
U.S. Government Obligations	—	9,325,087	—	9,325,087
Money Market Funds	1,796,156	—	—	1,796,156

	$1,796,156	$24,536,305	$—	$26,332,461

iBonds Dec 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,839,379	$—	$9,839,379
Money Market Funds	76,597	—	—	76,597

	$76,597	$9,839,379	$—	$9,915,976

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBonds Mar 2016 Corporate
Assets:
Corporate Bonds & Notes	$—	$35,684,816	$—	$35,684,816
Investment Companies	7,546,217	—	—	7,546,217
Money Market Funds	4,481,356	—	—	4,481,356

	$12,027,573	$35,684,816	$—	$47,712,389

iBonds Mar 2016 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$32,445,252	$—	$32,445,252
Money Market Funds	3,388,049	—	—	3,388,049

	$3,388,049	$32,445,252	$—	$35,833,301

iBonds Dec 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,724,165	$—	$9,724,165
Money Market Funds	815,393	—	—	815,393

	$815,393	$9,724,165	$—	$10,539,558

iBonds Mar 2018 Corporate
Assets:
Corporate Bonds & Notes	$—	$60,185,768	$—	$60,185,768
Investment Companies	5,100,000	—	—	5,100,000
Money Market Funds	2,706,634	—	—	2,706,634

	$7,806,634	$60,185,768	$—	$67,992,402

iBonds Mar 2018 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$159,164,722	$—	$159,164,722
Money Market Funds	12,541,750	—	—	12,541,750

	$12,541,750	$159,164,722	$—	$171,706,472

iBonds Dec 2020 Corporate
Assets:
Corporate Bonds & Notes	$—	$9,967,118	$—	$9,967,118
Money Market Funds	137,905	—	—	137,905

	$137,905	$9,967,118	$—	$10,105,023

iBonds Mar 2020 Corporate
Assets:
Corporate Bonds & Notes	$—	$33,323,627	$—	$33,323,627
Investment Companies	3,202,810	—	—	3,202,810
Money Market Funds	3,459,237	—	—	3,459,237

	$6,662,047	$33,323,627	$—	$39,985,674

iBonds Mar 2020 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$54,290,363	$—	$54,290,363
Money Market Funds	3,243,114	—	—	3,243,114

	$3,243,114	$54,290,363	$—	$57,533,477

iBonds Mar 2023 Corporate
Assets:
Corporate Bonds & Notes	$—	$28,262,245	$—	$28,262,245
Investment Companies	3,202,425	—	—	3,202,425
Money Market Funds	2,177,964	—	—	2,177,964

	$5,380,389	$28,262,245	$—	$33,642,634

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBonds Mar 2023 Corporate ex-Financials
Assets:
Corporate Bonds & Notes	$—	$53,492,351	$—	$53,492,351
Money Market Funds	3,815,744	—	—	3,815,744

	$3,815,744	$53,492,351	$—	$57,308,095

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$4,991,671	$—	$4,991,671
Money Market Funds	445,012	—	—	445,012

	$445,012	$4,991,671	$—	$5,436,683

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$106,505,997	$—	$106,505,997
Money Market Funds	50,419	—	—	50,419

	$50,419	$106,505,997	$—	$106,556,416

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$505,131,928	$—	$505,131,928
Money Market Funds	331,058	—	—	331,058

	$331,058	$505,131,928	$—	$505,462,986

J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$787,490,554	$—	$787,490,554
Foreign Government Obligations	—	3,322,172,944	—	3,322,172,944
Money Market Funds	11,317,793	—	—	11,317,793

	$11,317,793	$4,109,663,498	$—	$4,120,981,291

TIPS Bond
Assets:
U.S. Government Obligations	$—	$12,700,462,803	$—	$12,700,462,803
Money Market Funds	2,031,322,221	—	—	2,031,322,221

	$2,031,322,221	$12,700,462,803	$—	$14,731,785,024

Treasury Floating Rate Bond
Assets:
U.S. Government Obligations	$—	$10,009,084	$—	$10,009,084
Money Market Funds	7,457	—	—	7,457

	$7,457	$10,009,084	$—	$10,016,541

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$15,584,649	$—	$15,584,649
U.S. Government Obligations	—	58,023	—	58,023
Money Market Funds	1,987,179	—	—	1,987,179

	$1,987,179	$15,642,672	$—	$17,629,851

Yield Optimized Bond
Assets:
Investment Companies	$8,901,508	$—	$—	$8,901,508
Money Market Funds	1,783,852	—	—	1,783,852

	$10,685,360	$—	$—	$10,685,360

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core GNMA Bond, iShares Core Short-Term USD Bond and iShares Core Total USD Bond Market ETFs may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$137,063,668	$261,168	$(3,233,656)	$(2,972,488)
0-5 Year Investment Grade Corporate Bond	35,577,878	202,760	(36,347)	166,413
0-5 Year TIPS Bond	504,826,276	467,907	(5,131,321)	(4,663,414)
1-3 Year International Treasury Bond	173,679,063	92,649	(22,007,789)	(21,915,140)
Aaa–A Rated Corporate Bond	433,578,792	11,359,423	(1,073,979)	10,285,444
B–Ca Rated Corporate Bond	25,196,620	257,977	(1,339,928)	(1,081,951)
Baa–Ba Rated Corporate Bond	116,417,086	2,684,760	(833,967)	1,850,793
CMBS	122,571,107	3,142,493	(128,437)	3,014,056
Core GNMA Bond	68,584,252	595,194	(21,442)	573,752
Core Short-Term USD Bond	388,090,435	2,391,536	(1,273,562)	1,117,974
Core Total USD Bond Market	366,945,423	709,933	(802,064)	(92,131)
Core U.S. Treasury Bond	514,370,331	9,904,344	(148,992)	9,755,352
Financials Bond	5,448,984	232,047	(1,570)	230,477
Floating Rate Bond	3,515,540,152	3,974,238	(7,408,560)	(3,434,322)
Global Inflation-Linked Bond	27,152,412	1,109,862	(1,929,813)	(819,951)
iBonds Dec 2016 Corporate	9,938,737	458	(23,219)	(22,761)
iBonds Mar 2016 Corporate	47,634,741	93,045	(15,397)	77,648
iBonds Mar 2016 Corporate ex-Financials	35,788,953	51,481	(7,133)	44,348
iBonds Dec 2018 Corporate	10,540,429	22,135	(23,006)	(871)
iBonds Mar 2018 Corporate	67,624,780	518,980	(151,358)	367,622
iBonds Mar 2018 Corporate ex-Financials	171,062,455	916,493	(272,476)	644,017
iBonds Dec 2020 Corporate	9,982,829	153,110	(30,916)	122,194
iBonds Mar 2020 Corporate	39,118,959	892,783	(26,068)	866,715
iBonds Mar 2020 Corporate ex-Financials	57,022,020	720,032	(208,575)	511,457
iBonds Mar 2023 Corporate	32,363,595	1,370,190	(91,151)	1,279,039
iBonds Mar 2023 Corporate ex-Financials	56,401,794	1,107,226	(200,925)	906,301
Industrials Bond	5,285,641	187,255	(36,213)	151,042
International Inflation-Linked Bond	119,566,633	2,712,833	(15,723,050)	(13,010,217)
International Treasury Bond	536,250,026	12,020,675	(42,807,715)	(30,787,040)
J.P. Morgan USD Emerging Markets Bond	4,269,605,343	114,689,408	(263,313,460)	(148,624,052)
TIPS Bond	14,387,811,569	437,457,853	(93,484,398)	343,973,455
Treasury Floating Rate Bond	10,018,507	—	(1,966)	(1,966)
Utilities Bond	16,579,791	1,055,376	(5,316)	1,050,060
Yield Optimized Bond	10,618,407	138,837	(71,884)	66,953

9

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Yield Optimized Bond ETF is a fund of funds that invests primarily in affiliated iShares funds.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	150	—	—	150	$153,872	$334	$—
5.25%, 11/15/15	50	—	—	50	51,722	143	—

					$205,594	$477	$—

Aaa — A rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	750	500	—	1,250	$1,250,558	$2,750	$—
2.20%, 01/28/19	250	—	—	250	254,303	1,356	—
2.70%, 11/01/22	250	—	—	250	247,767	1,704	—
2.95%, 01/30/23	400	—	—	400	400,600	3,079	—
4.20%, 11/01/25	350	—	—	350	384,446	3,580	—
PNC Funding Corp.
2.70%, 09/19/16	650	—	—	650	666,634	1,984	—
5.13%, 02/08/20	675	—	(150)	525	601,549	3,589	(2,770)

					$3,805,857	$18,042	$(2,770)

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
Core Short-Term USD Bond
PNC Funding Corp.
2.70%, 09/19/16	200	150	—	350	$358,957	$748	$—
6.70%, 06/10/19	75	—	—	75	89,838	497	—

					$448,795	$1,245	$—

Core Total USD Bond Market
PNC Financial Services Group Inc. (The
2.85%, 11/09/22	25	—	—	25	$25,358	$198	$—

Financials Bond
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	25	—	—	25	$26,362	$234	$—
PNC Funding Corp.
2.70%, 09/19/16	25	—	—	25	25,640	120	—

					$52,002	$354	$—

Floating Rate Bond
PNC Bank N.A.
0.55%, 04/29/16	9,000	—	—	9,000	$9,002,763	$12,929	$—

iBonds Dec 2016 Corporate
PNC Funding Corp.
2.70%, 09/19/16	100	25	—	125	$128,199	$235	$—

iBonds Mar 2016 Corporate
iShares iBonds Mar 2016 Corporate ex-Financials ETF	76	—	—	76	$7,546,217	$—	$—
PNC Funding Corp.
4.25%, 09/21/15	200	—	—	200	204,490	209	—

					$7,750,707	$209	$—

iBonds Mar 2018 Corporate
iShares iBonds Mar 2018 Corporate ex-Financials ETF	77	—	(26)	51	$5,100,000	$—	$46,156
PNC Bank N.A.
6.00%, 12/07/17	250	—	—	250	280,436	—	—

					$5,380,436	$—	$46,156

iBonds Dec 2020 Corporate
PNC Funding Corp.
4.38%, 08/11/20	—	90	—	90	$100,369	$389	$—

iBonds Mar 2020 Corporate
iShares iBonds Mar 2020 Corporate ex-Financials ETF	32	—	—	32	$3,202,810	$—	$—
PNC Funding Corp.
5.13%, 02/08/20	300	—	—	300	343,742	2,330	—

					$3,546,552	$2,330	$—

iBonds Mar 2023 Corporate ETF
iShares iBonds Mar 2023 Corporate ex-Financials ETF	32	—	—	32	$3,202,425	$899	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	101,432	—	—

					$3,303,857	$899	$—

12

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
Yield Optimized Bond
iShares 1-3 Year Credit Bond ETF	10,226	3,390	—	13,616	$1,435,943	$3,212	$—
iShares 3-7 Year Treasury Bond ETF	13,261	—	(13,261)	—	—	1,816	13,778
iShares 10+ Year Credit Bond ETF	—	5,493	—	5,493	355,891	1,729	—
iShares 20+ year Treasury Bond ETF	3,720	2	(3,722)	—	—	1,079	42,337
iShares iBoxx $ High Yield Corporate Bond ETF	18,813	515	(3)	19,325	1,743,695	23,115	(9)
iShares Intermediate Credit Bond ETF	11,793	12,400	(2)	24,191	2,691,733	13,116	(1)
iShares MBS ETF	24,576	3	(325)	24,254	2,674,246	15,778	501

					$8,901,508	$59,845	$56,606

13

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2015